UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

Schedule of Investments

As of January 31, 2008
(unaudited)

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares		Value	Percentage

Equity Funds (90.9%)
1,987,338	Thrivent Partner Small Cap Growth Fund #	$22,576,160	6.1%
1,305,106	Thrivent Partner Small Cap Value Fund	18,441,151	4.9
1,793,346	Thrivent Small Cap Stock Fund #	27,940,335	7.5
815,176	Thrivent Mid Cap Growth Fund #	12,953,145	3.5
1,298,659	Thrivent Partner Mid Cap Value Fund	14,376,155	3.9
1,954,546	Thrivent Mid Cap Stock Fund	28,868,644	7.7
5,784,951	Thrivent Partner International Stock Fund	72,080,485	19.3
13,771,786	Thrivent Large Cap Growth Fund	77,810,590	20.8
1,851,341	Thrivent Large Cap Value Fund	28,492,132	7.6
1,438,498	Thrivent Large Cap Stock Fund	35,674,756	9.6

	Total Equity Funds
	(cost $361,685,686)	339,213,553

Debt Funds (9.2%)
1,629,734	Thrivent High Yield Fund	7,806,427	2.1
2,253,459	Thrivent Income Fund	19,176,939	5.1
602,585	Thrivent Limited Maturity Bond Fund	7,568,462	2.0

	Total Debt Funds
	(cost $34,768,494)	34,551,828

	Total Investments
	(cost $396,454,180) 100.1%	$373,765,381

	Other Assets and Liabilities,
	Net (0.1%)	(455,377)

	Total Net Assets 100.0%	$373,310,004

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$155,731
Gross unrealized depreciation	(22,844,530)

Net unrealized appreciation (depreciation)	($22,688,799)
Cost for federal income tax purposes	$396,454,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares		Value	Percentage

Equity Funds (78.0%)
2,413,976	Thrivent Partner Small Cap Growth Fund #	$27,422,770	3.0%
1,501,723	Thrivent Partner Small Cap Value Fund	21,219,346	2.3
2,323,431	Thrivent Small Cap Stock Fund #	36,199,062	4.0
990,188	Thrivent Mid Cap Growth Fund #	15,734,085	1.7
1,261,926	Thrivent Partner Mid Cap Value Fund	13,969,520	1.6
2,532,573	Thrivent Mid Cap Stock Fund	37,406,106	4.1
8,938,651	Thrivent Partner International Stock Fund	111,375,586	12.3
26,288,963	Thrivent Large Cap Growth Fund	148,532,641	16.4
8,695,318	Thrivent Large Cap Value Fund	133,820,944	14.8
5,334,277	Thrivent Large Cap Stock Fund	132,290,073	14.6
2,779,080	Thrivent Real Estate Securities Fund	29,152,553	3.2

	Total Equity Funds
	(cost $756,871,291)	707,122,686

Debt Funds (22.0%)
8,832,278	Thrivent High Yield Fund	42,306,609	4.6
13,925,584	Thrivent Income Fund	118,506,721	13.1
3,097,469	Thrivent Limited Maturity Bond Fund	38,904,212	4.3

	Total Debt Funds
	(cost $200,769,211)	199,717,542

	Total Investments
	(cost $957,640,502) 100.0%	$906,840,228

	Other Assets and Liabilities,
	Net (0.0%)	(412,016)

	Total Net Assets 100.0%	$906,428,212

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$502,054
Gross unrealized depreciation	(51,302,328)

Net unrealized appreciation (depreciation)	($50,800,274)
Cost for federal income tax purposes	$957,640,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares		Value	Percentage

Equity Funds (58.2%)
1,188,903	Thrivent Partner Small Cap Growth Fund #	$13,505,939	1.5%
821,671	Thrivent Partner Small Cap Value Fund	11,610,218	1.3
858,314	Thrivent Small Cap Stock Fund #	13,372,537	1.5
557,546	Thrivent Mid Cap Growth Fund #	8,859,400	1.0
1,035,824	Thrivent Partner Mid Cap Value Fund	11,466,568	1.3
1,871,149	Thrivent Mid Cap Stock Fund	27,636,871	3.1
5,938,810	Thrivent Partner International Stock Fund	73,997,579	8.3
21,977,232	Thrivent Large Cap Growth Fund	124,171,364	14.0
6,202,640	Thrivent Large Cap Value Fund	95,458,629	10.8
4,258,683	Thrivent Large Cap Stock Fund	105,615,328	11.9
2,963,285	Thrivent Real Estate Securities Fund	31,084,864	3.5

	Total Equity Funds
	(cost $550,577,324)	516,779,297

Debt Funds (40.1%)
8,496,387	Thrivent High Yield Fund	40,697,694	4.6
20,698,818	Thrivent Income Fund	176,146,936	19.8
11,044,691	Thrivent Limited Maturity Bond Fund	138,721,324	15.7

	Total Debt Funds
	(cost $356,732,461)	355,565,954

Short-Term Investments (1.7%)
15,215,435	Thrivent Money Market Fund	15,215,435	1.7

	Total Short-Term Investments
	(cost $15,215,435)	15,215,435

	Total Investments
	(cost $922,525,220) 100.0%	$887,560,686

	Other Assets and Liabilities,
	Net (0.0%)	(361,657)

	Total Net Assets 100.0%	$887,199,029

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$593,470
Gross unrealized depreciation	(35,558,004)

Net unrealized appreciation (depreciation)	($34,964,534)
Cost for federal income tax purposes	$922,525,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares		Value	Percentage

Equity Funds (38.4%)
721,748	Thrivent Small Cap Stock Fund #	$11,244,827	3.3%
544,616	Thrivent Mid Cap Stock Fund	8,043,983	2.3
1,249,665	Thrivent Partner International Stock Fund	15,570,824	4.6
5,789,127	Thrivent Large Cap Growth Fund	32,708,568	9.6
1,604,712	Thrivent Large Cap Value Fund	24,696,517	7.2
1,090,265	Thrivent Large Cap Stock Fund	27,038,564	7.9
1,148,819	Thrivent Real Estate Securities Fund	12,051,107	3.5

	Total Equity Funds
	(cost $140,023,897)	131,354,390

Debt Funds (56.8%)
2,510,685	Thrivent High Yield Fund	12,026,179	3.5
6,205,106	Thrivent Income Fund	52,805,454	15.5
10,299,264	Thrivent Limited Maturity Bond Fund	129,358,753	37.8

	Total Debt Funds
	(cost $194,438,974)	194,190,386

Short-Term Investments (4.8%)
16,510,452	Thrivent Money Market Fund	16,510,452	4.8

	Total Short-Term Investments
	(cost $16,510,452)	16,510,452

	Total Investments
	(cost $350,973,323) 100.0%	$342,055,228

	Other Assets and Liabilities,
	Net (0.0%)	(121,987)

	Total Net Assets 100.0%	$341,933,241

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$350,274
Gross unrealized depreciation	(9,268,369)

Net unrealized appreciation (depreciation)	($8,918,095)
Cost for federal income tax purposes	$350,973,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Communications Equipment (22.0%)			2,000	First Solar, Inc. #	$363,540
68,500	Cisco Systems, Inc. #	$1,678,250	15,900	Hub Group, Inc. #	463,167
43,900	Corning, Inc.	1,056,673	5,000	JA Solar Holdings Company, Ltd. ADR #	254,150
18,100	F5 Networks, Inc. #	425,893	3,200	SunPower Corporation #*	221,088

25,500	Foundry Networks, Inc. #	351,900		Total Industrials	1,817,901

34,600	Juniper Networks, Inc. #	939,390
50,200	Motorola, Inc.	578,806	Internet Software & Services (11.3%)
30,500	QUALCOMM, Inc.	1,293,810	15,400	DealerTrack Holdings, Inc. #	415,184
15,200	Research in Motion, Ltd. #	1,426,976	4,200	Google, Inc. #	2,370,060

	Total Communications		39,200	Limelight Networks, Inc. #*	274,792
	Equipment	7,751,698	48,400	Yahoo!, Inc. #*	928,312

				Total Internet
Computers & Peripherals (14.1%)				Software & Services	3,988,348

11,700	Apple Computer, Inc. #	1,583,712
24,000	Data Domain, Inc. #*	540,960	IT Consulting & Services (0.8%)
179,800	EMC Corporation #*	2,853,425	10,200	Cognizant Technology Solutions

	Total Computers & Peripherals	4,978,097		Corporation #	284,580

				Total IT Consulting & Services	284,580

Consumer Discretionary (4.2%)
8,400	DIRECTV Group, Inc. #	189,672	Materials (0.7%)
8,900	International Game Technology	379,763	2,100	Monsanto Company	236,124

31,300	Time Warner, Inc.	492,662		Total Materials	236,124

11,500	WMS Industries, Inc. #	430,100

	Total Consumer Discretionary	1,492,197	Semiconductors & Semiconductor Equipment (9.8%)

			34,900	Applied Materials, Inc.	625,408
Energy (3.6%)			26,500	Broadcom Corporation #	585,120
7,000	Cameco Corporation	236,950	73,100	Intel Corporation	1,549,720
2,700	Vestas Wind Systems #	262,243	16,500	NVIDIA Corporation #	405,735
23,500	Willbros Group, Inc. #*	783,020	27,500	Teradyne, Inc. #	301,675

	Total Energy	1,282,213		Total Semiconductors &

				Semiconductor Equipment	3,467,658

Financials (0.8%)
8,100	Digital Realty Trust, Inc. *	289,413	Software (11.0%)

	Total Financials	289,413	15,100	Adobe Systems, Inc. #	527,443

			96,500	Compuware Corporation #	820,250
Health Care (9.3%)			63,400	Lawson Software, Inc. #*	550,946
6,400	Beckman Coulter, Inc.	425,600	38,000	Microsoft Corporation	1,238,800
4,800	C.R. Bard, Inc.	463,536	46,500	Nuance Communications, Inc. #*	738,885

6,500	Cephalon, Inc. #*	426,595		Total Software	3,876,324

9,900	Hansen Medical, Inc. #	177,012
5,700	McKesson Corporation	357,903	Telecommunications Services (2.0%)
31,900	Mylan Laboratories, Inc.	475,629	22,700	Clearwire Corporation #	311,898
7,500	Shire Pharmaceuticals Group plc ADR	403,875	36,700	Sprint Nextel Corporation	386,451

6,900	Zimmer Holdings, Inc. #	540,063		Total Telecommunications

	Total Health Care	3,270,213		Services	698,349

Industrials (5.2%)				Total Common Stock
13,500	American Superconductor			(cost $37,519,050)	33,433,115

	Corporation #*	273,375
19,900	Evergreen Solar, Inc. #*	242,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.7%)	Rate (+)	Date	Value

7,630,600	Thrivent Financial Securities Lending Trust	4.140%	N/A	$7,630,600

	Total Collateral Held for Securities Loaned
	(cost $7,630,600)			7,630,600

		Interest	Maturity
Shares	Short-Term Investments (4.9%)	Rate (+)	Date	Value

1,717,444	Thrivent Money Market Fund	4.350%	N/A	$1,717,444

	Total Short-Term Investments (at amortized cost)			1,717,444

	Total Investments (cost $46,867,094) 121.4%			$42,781,159

	Other Assets and Liabilities, Net (21.4%)			(7,536,747)

	Total Net Assets 100.0%			$35,244,412

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,051,114
Gross unrealized depreciation	(6,137,049)

Net unrealized appreciation (depreciation)	($4,085,935)
Cost for federal income tax purposes	$46,867,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value

Consumer Discretionary (11.5%)			20,200	DiamondRock Hospitality Company	$265,630
10,760	Aeropostale, Inc. #	$303,109	11,890	Digital Realty Trust, Inc. *	424,830
12,580	AirMedia Group, Inc. ADR #*	287,956	19,259	Greenhill & Company, Inc. *	1,300,560
25,156	BJ’s Restaurants, Inc. #*	434,193	9,220	Investment Technology Group, Inc. #	433,063
4,540	Capella Education Company #	286,383	21,959	KBW, Inc. #*	652,402
3,640	Chipotle Mexican Grill, Inc. #	443,134	5,740	MSCI, Inc. #	189,248
3,400	Deckers Outdoor Corporation #*	412,216	21,955	Signature Bank #	735,712
9,740	Fossil, Inc. #	330,965	30,569	Texas Capital Bancshares, Inc. #	532,818
20,000	Great Wolf Resorts, Inc. #	165,400	32,484	Thomas Weisel Partners Group, Inc. #*	415,795
7,800	Gymboree Corporation #	298,116	15,700	Waddell & Reed Financial, Inc.	520,926

17,540	Interactive Data Corporation	507,783		Total Financials	6,715,408

8,490	J. Crew Group, Inc. #*	388,163
9,380	Lennar Corporation	193,228	Health Care (19.4%)
17,980	LKQ Corporation #	321,662	6,910	Acorda Therapeutics, Inc. #	175,238
6,340	Lululemon Athletica, Inc. #*	214,863	8,090	Alexion Pharmaceuticals, Inc. #	528,439
2,520	New Oriental Education & Technology		56,029	American Medical Systems
	Group, Inc. #	142,758		Holdings, Inc. #*	800,654
4,570	Priceline.com, Inc. #*	495,936	10,140	AMERIGROUP Corporation #	380,453
90,753	Shuffle Master, Inc. #*	865,784	28,170	Angiodynamics, Inc. #	571,006
7,570	Sotheby’s Holdings, Inc.	235,200	17,286	ArthroCare Corporation #*	691,959
2,880	Strayer Education, Inc.	497,030	20,800	BioMarin Pharmaceutical, Inc. #*	770,848
22,870	Tractor Supply Company #*	881,410	23,645	Cepheid, Inc. #	722,118
30,915	WMS Industries, Inc. #	1,156,221	5,910	Healthways, Inc. #*	332,733

	Total Consumer Discretionary	8,861,510	8,600	Hologic, Inc. #*	553,496

			6,910	ICON plc ADR #	433,119
Consumer Staples (2.3%)			5,122	Illumina, Inc. #*	326,271
16,151	Bare Escentuals, Inc. #*	385,040	10,760	Immucor, Inc. #	310,318
5,870	Central European Distribution		23,132	Integra LifeSciences Holdings
	Corporation #	308,586		Corporation #*	962,291
11,113	Chattem, Inc. #*	852,589	18,770	K-V Pharmaceutical Company #*	487,645
11,065	Flowers Foods, Inc.	265,560	4,310	LifeCell Corporation #*	170,288

	Total Consumer Staples	1,811,775	28,154	Mentor Corporation *	974,691

			1	Meridian Bioscience, Inc.	16
Energy (5.0%)			5,920	MWI Veterinary Supply, Inc. #	226,322
4,570	Alpha Natural Resources, Inc. #	152,912	9,490	NuVasive, Inc. #	374,001
8,870	Arena Resources, Inc. #	315,506	7,890	Onyx Pharmaceuticals, Inc. #	375,012
4,905	Bill Barrett Corporation #*	204,882	11,990	PAREXEL International Corporation #	652,376
28,328	Cal Dive International, Inc. #*	268,549	14,860	Perrigo Company	458,282
16,150	Concho Resources, Inc. #	327,845	4,380	Pharmion Corporation #	302,001
3,410	Core Laboratories NV #	384,307	30,305	Phase Forward, Inc. #	522,761
1,350	Dawson Geophysical Company #	77,328	12,740	PSS World Medical, Inc. #	220,275
23,538	Dril-Quip, Inc. #	1,142,535	9,530	Rigel Pharmaceuticals, Inc. #*	262,361
7,320	Hornbeck Offshore Services, Inc. #*	283,138	7,030	Savient Pharmaceuticals, Inc. #	136,030
23,630	Petrohawk Energy Corporation #	372,172	9,800	TomoTherapy, Inc. #*	145,138
9,340	Willbros Group, Inc. #*	311,209	51,720	Trizetto Group, Inc. #	1,009,574

	Total Energy	3,840,383	8,160	United Therapeutics Corporation #*	685,277

			6,230	Xenoport, Inc. #	382,273

Financials (8.7%)				Total Health Care	14,943,266

14,400	Capstead Mortgage Corporation #	215,280
36,123	Cohen & Steers, Inc. *	1,029,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value

Industrials (15.3%)			36,543	Euronet Worldwide, Inc. #*	$966,197
30,960	AAR Corporation #	$912,082	16,240	FLIR Systems, Inc. #	491,747
14,370	Actuant Corporation *	392,732	23,380	Foundry Networks, Inc. #	322,644
8,950	Aecom Technology Corporation #	220,438	23,430	Heartland Payment Systems, Inc. *	568,880
1,851	Aircastle, Ltd. #	45,498	69,103	Informatica Corporation #*	1,334,379
8,410	American Superconductor Corporation #*	170,302	42,655	Intermec, Inc. #*	849,688
5,240	Bucyrus International, Inc.	485,800	10,240	Jack Henry & Associates, Inc.	251,699
1,790	Ceradyne, Inc. #	86,188	62,935	Macrovision Corporation #*	1,056,679
41,357	CoStar Group, Inc. #	1,751,055	4,093	Mercadolibre, Inc. #	151,564
14,975	CRA International, Inc. #	625,056	7,450	MICROS Systems, Inc. #	458,771
24,127	Forward Air Corporation	747,937	12,150	Net 1 UEPS Technology, Inc. #	348,462
9,730	FTI Consulting, Inc. #*	538,166	4,860	Netsuite, Inc. #	133,553
14,839	Genesis Lease, Ltd. #	298,264	37,868	NeuStar, Inc. #*	1,125,058
4,550	Grupo Aeroportuario del Sureste		12,925	Nice Systems, Ltd. ADR #	395,634
	SAB de CV	246,428	49,702	Omniture, Inc. #*	1,228,633
6,360	Huron Consulting Group, Inc. #	456,775	46,881	Perficient, Inc. #	651,177
11,031	IDEX Corporation	344,498	4,780	Sigma Designs, Inc. #*	216,152
6,050	IHS, Inc. #	374,737	4,880	SINA Corporation #	193,736
7,050	JA Solar Holdings Company, Ltd. ADR #	358,352	18,760	Take-Two Interactive Software, Inc. #*	308,414
16,220	Ladish Company, Inc. #	575,648	30,580	TIBCO Software, Inc. #	227,515
3,310	Landstar System, Inc.	165,599	20,720	Trimble Navigation, Ltd. #	548,044
1,080	Middleby Corporation #	64,379	94,107	ValueClick, Inc. #*	2,054,359
11,620	Orbital Sciences Corporation #	270,746	29,755	Vasco Data Security International, Inc. #	564,452
9,830	Orion Energy Systems, Inc. #	128,478	31,567	Veraz Networks, Inc. #*	153,416
28,399	Polypore International, Inc. #	527,369	3,592	ViaSat, Inc. #	74,606
9,780	RBC Bearings, Inc. #	292,813	11,750	VistaPrint, Ltd. #	437,218
6,080	Robbins & Myers, Inc.	402,982	8,700	Vocus, Inc. #	255,954
4,450	Teledyne Technologies, Inc. #	229,754	18,800	Websense, Inc. #	385,400

8,980	TransDigm Group, Inc. #	371,592		Total Information Technology	20,026,818

7,990	Wabtec Corporation	274,776
1,010	Waste Connections, Inc. #	29,452	Materials (2.6%)
6,400	Woodward Governor Company *	401,792	8,290	Century Aluminum Company #	430,997

	Total Industrials	11,789,688	2,150	CF Industries Holdings, Inc.	229,900

			5,050	Compass Minerals International, Inc. #	214,221
Information Technology (25.9%)			5,470	Greif, Inc.	359,926
11,780	ANSYS, Inc. #	411,240	10,290	Terra Industries, Inc. #*	463,770
17,190	Atheros Communications, Inc. #*	469,459	8,290	Zoltek Companies, Inc. #*	302,585

10,805	Blackboard, Inc. #	377,959		Total Materials	2,001,399

22,720	Brightpoint, Inc. #	288,998
14,520	Cavium Networks, Inc. #*	277,477	Telecommunications Services (1.7%)
8,630	Comscore, Inc. #*	231,025	11,670	Cbeyond, Inc. #	393,746
11,744	Comverge, Inc. #	218,908	6,170	Cellcom Israel, Ltd.	189,913
10,380	Concur Technologies, Inc. #	363,923	42,722	Paetec Holdings Corporation #	406,286
12,370	Constant Contact, Inc. #*	263,728	13,410	Syniverse Holdings, Inc. #	211,744
26,550	CyberSource Corporation #	444,712	5,860	Time Warner Telecom, Inc. #	102,433

18,755	Double-Take Software, Inc. #	290,702		Total Telecommunications
9,270	EMS Technologies, Inc. #	254,740		Services	1,304,122

5,030	Equinix, Inc. #*	379,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value

Utilities (0.4%)
5,780	ITC Holdings Corporation	$305,415

	Total Utilities	305,415

	Total Common Stock
	(cost $71,713,985)	71,599,784

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (31.1%)	Rate (+)	Date	Value

24,020,934	Thrivent Financial Securities Lending Trust	4.140%	N/A	$24,020,934

	Total Collateral Held for Securities Loaned
	(cost $24,020,934)			24,020,934

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.5%)	Rate (+)	Date	Value

$2,606,000	Mont Blanc Capital Corporation	3.140%	2/1/2008	$2,606,000
1,659,189	Thrivent Money Market Fund	4.350	N/A	1,659,189
1,500,000	Total Capital SA	3.000	2/1/2008	1,500,000

	Total Short-Term Investments (at amortized cost)			5,765,189

	Total Investments (cost $101,500,108) 131.4%			$101,385,907

	Other Assets and Liabilities, Net (31.4%)			(24,216,433)

	Total Net Assets 100.0%			$77,169,474

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,736,896
Gross unrealized depreciation	(5,851,097)

Net unrealized appreciation (depreciation)	($114,201)
Cost for federal income tax purposes	$101,500,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.0%)	Value	Shares	Common Stock (96.0%)	Value

Consumer Discretionary (10.0%)			38,700	Compass Diversified Trust	$559,602
93,000	Aaron Rents, Inc.	$1,778,160	34,100	East West Bancorp, Inc. *	820,446
36,700	Building Materials Holding		20,000	Employers Holdings, Inc.	349,200
	Corporation *	249,927	61,700	First Financial Fund, Inc. *	670,062
30,800	Cavco Industries, Inc. #	1,012,396	47,600	Glacier Bancorp, Inc. *	885,836
29,700	CSS Industries, Inc.	866,646	61,800	Hercules Technology Growth
53,700	Dixie Group, Inc. #	445,710		Capital, Inc. *	719,970
32,600	Dorman Products, Inc. #	360,882	31,500	Home Bancshares, Inc. *	679,140
41,200	Drew Industries, Inc. #	1,116,108	32,000	JMP Group, Inc.	254,720
41,100	Fred’s, Inc. *	387,573	57,300	Kohlberg Capital Corporation	709,374
17,800	Fuel Systems Solutions, Inc. #*	225,348	30,500	LaSalle Hotel Properties *	836,005
71,600	Haverty Furniture Companies, Inc. *	732,468	2,200	Markel Corporation #	1,018,600
20,200	Lee Enterprises, Inc.	241,188	52,200	Max Re Capital, Ltd. *	1,481,958
30,200	M/I Homes, Inc. *	450,584	22,800	Midland Company	1,459,656
25,300	Matthews International Corporation	1,236,411	28,000	National Interstate Corporation	794,920
45,400	Meritage Homes Corporation #*	728,670	29,600	Parkway Properties, Inc.	1,063,232
5,700	Orient Express Hotels, Ltd.	294,975	12,600	Piper Jaffray Companies #	596,988
76,700	Regent Communications, Inc. #	100,477	35,200	Potlatch Corporation *	1,511,136
49,900	Saga Communications, Inc. #	290,917	47,300	ProAssurance Corporation #	2,729,210
66,800	Shiloh Industries, Inc.	529,724	54,500	ProCentury Corporation	799,515
37,200	Stanley Furniture Company, Inc. *	500,712	32,400	Sandy Spring Bancorp, Inc. *	970,380
43,000	Steak n Shake Company #*	375,820	34,400	Seabright Insurance Holdings #	505,336
88,100	Stein Mart, Inc. *	562,959	31,000	Strategic Hotel Capital, Inc. *	444,850
53,800	Winnebago Industries, Inc. *	1,133,028	28,700	SVB Financial Group #*	1,389,080

	Total Consumer Discretionary	13,620,683	25,500	Washington Real Estate

				Investment Trust *	802,230
Consumer Staples (2.0%)			26,400	Wintrust Financial Corporation *	1,004,256

118,500	Alliance One International, Inc. #	446,745		Total Financials	25,785,891

27,300	Casey’s General Stores, Inc.	709,800
33,800	Nash Finch Company *	1,205,984	Health Care (6.3%)
17,200	Winn-Dixie Stores, Inc. #*	304,784	10,600	Analogic Corporation	626,036

	Total Consumer Staples	2,667,313	27,500	Angiodynamics, Inc. #*	557,425

			38,500	Capital Senior Living Corporation #	295,295
Energy (8.6%)			82,000	Momenta Pharmaceuticals, Inc. #*	599,420
13,000	Atwood Oceanics, Inc. #	1,080,170	13,700	Myriad Genetics, Inc. #*	589,237
18,500	Carbo Ceramics, Inc. *	635,475	22,400	National Healthcare Corporation *	1,122,464
43,000	Forest Oil Corporation #	1,944,460	52,800	Owens & Minor, Inc. *	2,181,696
62,600	Geomet, Inc. #*	321,764	16,600	Pharmion Corporation #*	1,144,570
34,700	Hercules Offshore, Inc. #*	799,835	13,800	Triple-S Management Corporation #	262,338
78,800	Mariner Energy, Inc. #	1,974,728	29,900	West Pharmaceutical Services, Inc. *	1,169,090

45,800	TETRA Technologies, Inc. #	716,770		Total Health Care	8,547,571

25,600	Union Drilling, Inc. #	393,728
34,400	W-H Energy Services, Inc. #	1,673,560	Industrials (24.1%)
38,800	Whiting Petroleum Corporation #	2,085,112	47,700	Accuride Corporation #	299,079

	Total Energy	11,625,602	27,800	Alaska Air Group, Inc. #	703,340

			18,500	Ameron International Corporation	1,662,225
Financials (19.0%)			106,000	Beacon Roofing Supply, Inc. #*	983,680
69,300	Ares Capital Corporation	968,814	36,500	Belden, Inc. *	1,543,950
24,500	Boston Private Financial Holdings, Inc. *	559,335	43,800	C&D Technologies, Inc. #*	259,296
108,000	Cedar Shopping Centers, Inc.	1,202,040	16,100	Cascade Corporation	831,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.0%)	Value	Shares	Common Stock (96.0%)	Value

Industrials — continued			Materials (9.4%)
31,500	Circor International, Inc.	$1,336,545	31,300	Airgas, Inc.	$1,452,633
20,000	Courier Corporation	530,000	56,600	American Vanguard Corporation *	864,848
43,000	Dollar Thrifty Automotive		53,500	AptarGroup, Inc. *	2,018,020
	Group, Inc. #*	1,049,630	24,000	Arch Chemicals, Inc.	808,080
62,500	Electro Rent Corporation	880,000	33,800	Carpenter Technology Corporation	2,083,432
22,400	Franklin Electric Company, Inc. *	843,136	22,500	Chesapeake Corporation	99,900
30,000	FTI Consulting, Inc. #*	1,659,300	8,500	Deltic Timber Corporation	453,560
32,400	G & K Services, Inc.	1,295,028	31,000	Innospec, Inc.	488,870
53,700	Genesee & Wyoming, Inc. #	1,466,547	46,500	Metal Management, Inc.	2,310,120
52,300	Gibraltar Industries, Inc.	690,360	15,400	Minerals Technologies, Inc.	837,760
57,300	Hub Group, Inc. #	1,669,149	62,600	Myers Industries, Inc.	735,550
39,650	IDEX Corporation	1,238,270	67,500	Wausau-Mosinee Paper Corporation	604,125

47,700	Insituform Technologies, Inc. #*	605,790		Total Materials	12,756,898

50,000	Kirby Corporation #	2,299,000
16,000	LSI Industries, Inc.	196,480	Telecommunications Services (1.1%)
59,200	McGrath Rentcorp	1,378,768	116,700	Kratos Defense & Security
35,500	Nordson Corporation	1,770,740		Solutions, Inc. #	259,074
22,600	School Specialty, Inc. #	733,596	96,000	Premiere Global Services, Inc. #	1,170,240

46,700	Sterling Construction Company, Inc. #	957,817		Total Telecommunications
31,200	Universal Forest Products, Inc.	1,129,440		Services	1,429,314

91,800	Vitran Corporation, Inc. #	1,312,740
38,500	Waste Connections, Inc. #	1,122,660	Utilities (5.5%)
35,200	Woodward Governor Company *	2,209,856	36,000	Black Hills Corporation *	1,394,640

	Total Industrials	32,657,504	57,300	Cleco Corporation *	1,481,205

			41,800	El Paso Electric Company #*	979,374
Information Technology (10.0%)			23,500	Empire District Electric Company *	520,995
60,000	Advanced Energy Industries, Inc. #	648,600	42,200	Southwest Gas Corporation	1,204,810
68,900	Ariba, Inc. #	686,933	32,800	UniSource Energy Corporation	963,664
18,900	ATMI, Inc. #	497,070	31,700	Vectren Corporation	870,165

66,079	Brooks Automation, Inc. #	812,111		Total Utilities	7,414,853

54,800	Catapult Communications Corporation #*	352,912

63,500	Exar Corporation #	521,335		Total Common Stock
92,700	GSI Group, Inc. #	851,913		(cost $121,464,109)	130,048,320

22,800	Methode Electronics, Inc.	276,336
116,700	MPS Group, Inc. #	1,172,835
95,300	Palm, Inc. *	516,526
47,000	Progress Software Corporation #	1,387,440	Shares	Preferred Stock (0.4%)	Value

229,300	Safeguard Scientifics, Inc. #*	440,256
33,500	SPSS, Inc. #	1,107,175	40,000	National Healthcare Corporation,
58,100	StarTek, Inc. #	502,565		Convertible	$551,600

2,000	Synnex Corporation #	42,600		Total Preferred Stock
72,200	TNS, Inc.	1,275,774		(cost $541,100)	551,600

111,400	Wind River Systems, Inc. #	934,646
39,900	Xyratex, Ltd. #	720,195
315,800	Zarlink Semiconductor, Inc. #*	224,218
48,700	Zygo Corporation #	571,251

	Total Information Technology	13,542,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (27.5%)	Rate (+)	Date	Value

37,331,866	Thrivent Financial Securities Lending Trust	4.140%	N/A	$37,331,866

	Total Collateral Held for Securities Loaned
	(cost $37,331,866)			37,331,866

		Interest	Maturity
Shares	Short-Term Investments (3.7%)	Rate (+)	Date	Value

5,051,781	Thrivent Money Market Fund	4.350%	N/A	$5,051,781

	Total Short-Term Investments (at amortized cost)			5,051,781

	Total Investments (cost $164,388,856) 127.6%			$172,983,567

	Other Assets and Liabilities, Net (27.6%)			(37,399,073)

	Total Net Assets 100.0%			$135,584,494

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,888,984
Gross unrealized depreciation	(17,294,273)

Net unrealized appreciation (depreciation)	$8,594,711
Cost for federal income tax purposes	$164,388,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Small Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (90.4%)	Value	Shares	Common Stock (90.4%)	Value

Consumer Discretionary (10.4%)			47,000	Helmerich & Payne, Inc.	$1,843,340
90,100	Aeropostale, Inc. #*	$2,538,117	64,800	Input/Output, Inc. #*	803,520
28,700	Aftermarket Technology Corporation #	729,267	220,262	Petrohawk Energy Corporation #‡	3,469,126
43,300	American Public Education, Inc. #	1,706,453	57,500	Petroleum Development Corporation #‡	3,306,250
32,000	Bally Technologies, Inc. #	1,524,480	50,128	Range Resources Corporation	2,617,684
121,800	Burger King Holdings, Inc.	3,209,430	57,700	Southwestern Energy Company #	3,226,007
18,500	Capella Education Company #	1,166,980	39,500	Tesco Corporation #	898,230
10,500	Chipotle Mexican Grill, Inc. #‡	1,006,110	70,100	Willbros Group, Inc. #*	2,335,732

26,200	DeVry, Inc.	1,445,978		Total Energy	31,971,160

59,600	Dick’s Sporting Goods, Inc. #	1,939,980
34,300	Dolan Media Company #	777,238	Financials (16.8%)
65,600	Fossil, Inc. #	2,229,088	22,200	Alexandria Real Estate Equities, Inc.	2,180,706
126,300	Fuqi International, Inc. #	1,076,076	39,900	Bank of Hawaii Corporation *	2,009,763
69,300	Hasbro, Inc. *	1,799,721	68,200	BioMed Realty Trust, Inc.	1,574,056
95,500	Jack in the Box, Inc. #	2,791,465	10,311	BOK Financial Corporation	561,743
29,000	Life Time Fitness, Inc. #*	1,285,860	71,400	Boston Private Financial Holdings, Inc. *	1,630,062
143,900	LKQ Corporation #*	2,574,371	70,900	CastlePoint Holdings, Ltd. *	917,446
53,400	Matthews International Corporation	2,609,658	28,107	Cullen/Frost Bankers, Inc.	1,530,145
16,400	Meredith Corporation *	770,636	45,800	Digital Realty Trust, Inc. *	1,636,434
22,500	Priceline.com, Inc. #*	2,441,700	76,200	East West Bancorp, Inc. *	1,833,372
110,400	Regal Entertainment Group *	2,046,816	63,300	Endurance Specialty Holdings, Ltd.	2,564,916
187,200	Texas Roadhouse, Inc. #	2,259,504	46,500	FCStone Group, Inc. #	2,062,275
30,100	TJX Companies, Inc.	949,956	54,700	First State Bancorporation	687,032
30,600	Vail Resorts, Inc. #*	1,448,604	40,500	Investment Technology Group, Inc. #	1,902,285
62,400	Warnaco Group, Inc. #	2,239,536	74,900	Investors Real Estate Trust *	734,020
135,100	WMS Industries, Inc. #*	5,052,740	21,300	iShares Russell Microcap Index Fund *	1,039,653
106,300	Wolverine World Wide, Inc.	2,690,453	206,500	iShares Russell 2000 Index Fund *	14,636,721

	Total Consumer Discretionary	50,310,217	125,300	KBW Regional Banking ETF #*	4,811,520

			34,400	MF Global, Ltd. #	1,033,720
Consumer Staples (5.4%)			225,700	MFA Mortgage Investments, Inc.	2,302,140
163,400	Calavo Growers, Inc.	3,366,040	21,000	Mid-America Apartment
138,900	Casey’s General Stores, Inc. ‡	3,611,400		Communities, Inc.	962,010
104,600	Central European Distribution		65,800	National Retail Properties, Inc.	1,494,976
	Corporation #*	5,498,822	86,800	Nationwide Health Properties, Inc. *	2,739,408
65,700	Chattem, Inc. #*	5,040,504	59,200	optionsXpress Holdings, Inc.	1,605,504
126,600	Elizabeth Arden, Inc. #	2,538,330	32,100	Philadelphia Consolidated Holding
113,850	Flowers Foods, Inc. *	2,732,400		Corporation #	1,149,180
61,100	Longs Drug Stores Corporation	2,811,211	78,000	Platinum Underwriters Holdings, Ltd.	2,632,500
18,600	United Natural Foods, Inc. #	446,028	46,000	Potlatch Corporation *	1,974,780

	Total Consumer Staples	26,044,735	104,400	PowerShares Zacks Micro Cap Portfolio *	1,462,644

			43,400	ProAssurance Corporation #	2,504,180
Energy (6.6%)			65,900	Prosperity Bancshares, Inc.	1,894,625
29,200	Arena Resources, Inc. #	1,038,644	71,900	Senior Housing Property Trust	1,609,841
22,100	Atwood Oceanics, Inc. #	1,836,289	20,500	Signature Bank #	686,955
161,900	Brigham Exploration Company #*	1,123,586	213,557	Sterling Bancshares, Inc.	2,141,977
49,900	Bristow Group, Inc. #	2,512,465	17,300	Sterling Financial Corporation	307,767
41,100	Cabot Oil & Gas Corporation *	1,590,159	28,500	Stifel Financial Corporation #*	1,235,475
61,800	Denbury Resources, Inc. #	1,563,540	46,000	SVB Financial Group #*	2,226,400
54,200	Dril-Quip, Inc. #	2,630,868	70,900	Tower Group, Inc.	2,071,698
26,000	Forest Oil Corporation #	1,175,720	106,500	UCBH Holdings, Inc. *	1,503,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Small Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (90.4%)	Value	Shares	Common Stock (90.4%)	Value

Financials — continued			11,800	United Therapeutics Corporation #	$990,964
56,100	United Bankshares, Inc. *	$1,804,176	113,700	Universal American Financial
45,100	Waddell & Reed Financial, Inc.	1,496,418		Corporation #*	2,379,741
61,189	Washington Federal, Inc.	1,494,235	31,700	Varian Medical Systems, Inc. #	1,648,083
11,900	Westamerica Bancorporation *	589,288	54,100	Varian, Inc. #	2,934,925

	Total Financials	81,235,826	53,400	VCA Antech, Inc. #*	2,064,444

				Total Health Care	81,873,651

Health Care (17.0%)
69,800	Amedisys, Inc. #*	2,975,574	Industrials (12.0%)
84,800	AMERIGROUP Corporation #‡	3,181,696	97,500	BE Aerospace, Inc. #‡	3,764,475
26,600	AmerisourceBergen Corporation	1,240,890	13,000	C.H. Robinson Worldwide, Inc.	722,020
63,700	AmSurg Corporation #	1,640,912	36,350	CAI International, Inc. #	349,687
91,700	Animal Health International, Inc. #	1,100,400	53,800	Chicago Bridge and Iron Company ‡	2,393,562
104,300	Applera Corporation (Celera Group) #	1,597,876	17,600	Consolidated Graphics, Inc. #	885,456
26,700	Beckman Coulter, Inc.	1,775,550	44,900	Curtiss-Wright Corporation	1,872,330
51,500	BioMarin Pharmaceutical, Inc. #*	1,908,590	49,900	DRS Technologies, Inc.	2,678,133
14,100	Bio-Rad Laboratories, Inc. #	1,342,461	4,200	Dryships, Inc. *	312,606
12,600	C.R. Bard, Inc.	1,216,782	40,600	Flowserve Corporation	3,334,072
59,000	Community Health Systems, Inc. #	1,893,900	79,700	FTI Consulting, Inc. #*	4,408,207
31,500	Covance, Inc. #*	2,619,540	52,200	Hub Group, Inc. #	1,520,586
260,100	Dexcom, Inc. #*	2,187,441	27,600	Huron Consulting Group, Inc. #*	1,982,232
19,500	Express Scripts, Inc. #	1,316,055	28,325	IDEX Corporation	884,590
15,500	Gen-Probe, Inc. #	885,825	106,100	Interline Brands, Inc. #	2,107,146
52,298	Hansen Medical, Inc. #*	935,088	76,100	Kirby Corporation #	3,499,078
79,400	HealthExtras, Inc. #	2,195,410	32,300	Manitowoc Company, Inc.	1,231,276
38,000	Healthways, Inc. #*	2,139,400	24,600	Middleby Corporation #*	1,466,406
23,288	Hologic, Inc. #*	1,498,816	71,500	Pall Corporation	2,637,635
14,700	Humana, Inc. #	1,180,410	47,600	Roper Industries, Inc. *	2,661,792
26,500	Invitrogen Corporation #*	2,270,255	11,400	Shaw Group, Inc. #	644,100
6,500	Kendle International, Inc. #*	275,535	14,574	Standard Parking Corporation #	282,298
71,700	Kindred Healthcare, Inc. #	1,974,618	71,000	Stanley, Inc. #	1,979,480
71,100	K-V Pharmaceutical Company #*	1,847,178	53,300	Teledyne Technologies, Inc. #	2,751,879
62,100	Magellan Health Services, Inc. #	2,716,254	87,300	Titan Machinery, Inc. #	1,438,704
51,750	Masimo Corporation #*	1,846,958	27,700	UAL Corporation #*	1,051,215
51,000	Millennium Pharmaceuticals, Inc. #	773,670	78,400	Ultrapetrol Bahamas, Ltd. #*	1,258,320
68,800	NuVasive, Inc. #*	2,711,408	67,300	URS Corporation #	2,954,470
67,800	Omnicell, Inc. #	1,700,424	162,725	Waste Connections, Inc. #	4,745,061
45,900	Orthofix International NV #	2,509,812	36,400	Woodward Governor Company	2,285,192

41,200	Owens & Minor, Inc. *	1,702,384		Total Industrials	58,102,008

42,400	Pediatrix Medical Group, Inc. #	2,887,016
52,000	Pharmaceutical Product		Information Technology (10.0%)
	Development, Inc. *	2,254,720	44,900	Anixter International, Inc. #*	3,145,694
82,700	PSS World Medical, Inc. #*	1,429,883	48,858	Avnet, Inc. #	1,739,833
48,900	Sepracor, Inc. #*	1,380,936	116,200	Bluephoenix Solutions, Ltd. #*	1,732,542
53,700	STERIS Corporation	1,330,686	102,800	China GrenTech Corporation, Ltd. ADR #	731,936
134,600	Sun Healthcare Group, Inc. #	2,319,158	141,500	Compuware Corporation #	1,202,750
91,500	Tercica, Inc. #*	607,560	31,200	Comtech Telecommunications
111,000	The Spectranetics Corporation #*	1,385,280		Corporation #	1,397,760
2,900	Trans1, Inc. #*	42,311	63,600	Constant Contact, Inc. #*	1,355,952
156,600	Trizetto Group, Inc. #	3,056,832	97,500	Cypress Semiconductor Corporation #*	2,071,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (90.4%)	Value	Shares	Common Stock (90.4%)	Value

Information Technology — continued			33,600	Greif, Inc.	$2,210,880
118,100	Epicor Software Corporation #	$1,305,005	299,800	IAMGOLD Corporation	2,383,410
109,188	FLIR Systems, Inc. #	3,306,213	92,700	Pactiv Corporation #	2,652,147
54,700	Ingram Micro, Inc. #	972,566	45,300	Rock-Tenn Company	1,295,127
130,700	Insight Enterprises, Inc. #*	2,257,189	130,800	RPM International, Inc.	2,830,512
42,100	Ixia #	311,540	19,000	Sigma-Aldrich Corporation	943,540
191,300	Lawson Software, Inc. #*	1,662,397	28,300	streetTRACKS Gold Trust #	2,587,752
41,000	MICROS Systems, Inc. #	2,524,780	41,900	Terra Industries, Inc. #*	1,888,433
56,000	Nanometrics, Inc. #	337,120	15,800	Texas Industries, Inc. *	895,386

67,800	Plexus Corporation #	1,531,602		Total Materials	32,681,988

59,700	Progress Software Corporation #	1,762,344
66,300	ScanSource, Inc. #	2,099,058	Telecommunications Services (0.7%)
150,400	SkillSoft plc ADR #	1,370,144	12,700	Golden Telecom, Inc. #	1,304,417
319,500	Skyworks Solutions, Inc. #	2,571,975	59,350	Iowa Telecommunications Services, Inc. *	915,177
119,400	Solera Holdings, Inc. #	2,721,126	95,200	Premiere Global Services, Inc. #	1,160,488

46,900	SPSS, Inc. #	1,550,045		Total Telecommunications
101,200	Sybase, Inc. #	2,855,864		Services	3,380,082

53,200	Take-Two Interactive Software, Inc. #*	874,608
204,200	TIBCO Software, Inc. #*	1,519,248	Utilities (4.7%)
67,000	Trimble Navigation, Ltd. #	1,772,150	91,800	Alliant Energy Corporation ‡	3,387,420
16,275	Varian Semiconductor Equipment		20,500	Chesapeake Utilities Corporation	617,255
	Associates, Inc. #	524,218	70,200	Cleco Corporation *	1,814,670
89,300	Zoran Corporation #	1,053,740	68,300	El Paso Electric Company #	1,600,269

	Total Information Technology	48,261,274	45,500	Energen Corporation	2,861,950

			49,900	National Fuel Gas Company *	2,151,189
Materials (6.8%)			54,600	Northwest Natural Gas Company *	2,584,764
81,200	Airgas, Inc. ‡	3,768,492	36,500	Otter Tail Corporation *	1,188,805
17,300	Albemarle Corporation ‡	627,298	108,200	UGI Corporation	2,880,284
57,100	Apex Silver Mines, Ltd. #*	813,675	126,600	Vectren Corporation	3,475,170

93,000	AptarGroup, Inc. ‡	3,507,960		Total Utilities	22,561,776

18,157	Century Aluminum Company #	943,982

19,800	CF Industries Holdings, Inc.	2,117,214		Total Common Stock
60,500	FMC Corporation	3,216,180		(cost $406,153,660)	436,422,717

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.7%)	Rate (+)	Date	Value

104,578,206	Thrivent Financial Securities Lending Trust	4.140%	N/A	$104,578,206

	Total Collateral Held for Securities Loaned
	(cost $104,578,206)			104,578,206

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.8%)	Rate (+)	Date	Value

$6,000,000	Chariot Funding, LLC ‡	3.600%	2/4/2008	$5,998,200
2,100,000	Federal National Mortgage Association ‡	3.812	5/16/2008	2,084,380
3,576,000	Jupiter Security Corporation, LLC	3.700	2/13/2008	3,571,590
36,077,246	Thrivent Money Market Fund	4.350	N/A	36,077,246

	Total Short-Term Investments (cost $47,723,807)			47,731,416

	Total Investments (cost $558,455,673) 121.9%			$588,732,339

	Other Assets and Liabilities, Net (21.9%)			(105,870,469)

	Total Net Assets 100.0%			$482,861,870

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Mini-Futures	411	March 2008	$29,198,775	$29,386,500	$187,725
Total Futures					$187,725

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $2,084,380 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $35,007,531 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

ETF — Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,685,477
Gross unrealized depreciation	(16,408,811)

Net unrealized appreciation (depreciation)	$30,276,666
Cost for federal income tax purposes	$558,445,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (12.9%)			1,000	Libbey, Inc. *	$15,480
1,000	4Kids Entertainment, Inc. #	$13,250	1,200	Lithia Motors, Inc. *	18,348
3,975	Aaron Rents, Inc.	76,002	5,400	Live Nation, Inc. #	58,860
2,200	Arbitron, Inc. ‡	87,934	8,400	LKQ Corporation #	150,276
700	Arctic Cat, Inc.	6,475	1,000	M/I Homes, Inc.	14,920
1,400	Audiovox Corporation #	14,364	1,400	Maidenform Brands, Inc. #	17,360
800	Bassett Furniture Industries, Inc.	10,424	1,700	Marcus Corporation	30,107
1,600	Big 5 Sporting Goods Corporation	19,056	1,300	MarineMax, Inc. #*	20,111
1,200	Blue Nile, Inc. #*	66,300	4,000	Men’s Wearhouse, Inc.	101,960
2,000	Bright Horizons Family Solutions, Inc. #	85,140	2,000	Meritage Homes Corporation #*	32,100
3,250	Brown Shoe Company, Inc.	55,900	1,000	Midas, Inc. #	17,600
1,200	Buffalo Wild Wings, Inc. #*	30,204	2,300	Monaco Coach Corporation	23,391
2,100	Building Materials Holding Corporation *	14,301	1,100	Monarch Casino & Resort, Inc. #	23,507
3,000	Cabela’s, Inc. #	44,250	1,400	Movado Group, Inc.	33,908
2,100	California Pizza Kitchen, Inc. #	28,203	1,700	Multimedia Games, Inc. #	13,141
2,350	Cato Corporation	38,470	300	National Presto Industries, Inc.	16,815
2,150	CEC Entertainment, Inc. #	50,160	2,300	Nautilus Group, Inc. *	10,695
5,700	Champion Enterprises, Inc. #*	55,689	1,600	O’Charley’s, Inc.	22,192
1,800	Charlotte Russe Holding, Inc. #	32,454	1,100	Oxford Industries, Inc. *	25,047
1,800	Children’s Place Retail Stores, Inc. #	33,372	2,000	P.F. Chang’s China Bistro, Inc. #	56,880
2,600	Christopher & Banks Corporation	33,202	2,500	Panera Bread Company #*	94,450
4,100	CKE Restaurants, Inc.	53,792	1,500	Papa John’s International, Inc. #	37,935
1,100	Coachmen Industries, Inc.	5,720	900	Peet’s Coffee & Tea, Inc. #	19,746
2,000	Coinstar, Inc. #	61,500	3,000	Pep Boys — Manny, Moe & Jack *	32,790
300	CPI Corporation	6,090	1,900	PetMed Express, Inc. #	23,465
6,100	Crocs, Inc. #*	212,219	4,500	Pinnacle Entertainment, Inc. #	82,125
1,000	Deckers Outdoor Corporation #*	121,240	2,600	Polaris Industries, Inc. *	112,944
3,400	Dress Barn, Inc. #*	41,446	3,475	Pool Corporation *	85,624
1,400	Drew Industries, Inc. #	37,926	700	Pre-Paid Legal Services, Inc. #*	38,885
2,300	Ethan Allen Interiors, Inc. *	71,185	9,100	Quiksilver, Inc. #*	86,723
3,200	Finish Line, Inc.	7,168	6,000	Radio One, Inc. #	9,600
4,700	Fleetwood Enterprises, Inc. #*	21,996	1,500	RC2 Corporation #	28,170
3,500	Fossil, Inc. #	118,930	1,300	Red Robin Gourmet Burgers, Inc. #	45,344
3,100	Fred’s, Inc.	29,233	1,200	Russ Berrie and Company, Inc. #	17,316
1,700	Genesco, Inc. #	56,712	1,500	Ruth’s Chris Steak House, Inc. #*	12,420
1,600	Group 1 Automotive, Inc.	42,304	3,550	Select Comfort Corporation #	27,903
2,100	Gymboree Corporation #*	80,262	2,575	Shuffle Master, Inc. #	24,566
1,600	Haverty Furniture Companies, Inc. *	16,368	2,500	Skechers USA, Inc. #	50,050
2,350	Hibbett Sports, Inc. #	43,686	500	Skyline Corporation	14,565
3,175	Hot Topic, Inc. #	17,621	2,400	Sonic Automotive, Inc.	48,120
4,200	Iconix Brand Group, Inc. #	87,318	4,575	Sonic Corporation #	101,474
1,100	IHOP Corporation *	58,564	2,500	Spartan Motors, Inc.	22,425
4,500	Jack in the Box, Inc. #	131,535	3,000	Stage Stores, Inc.	35,910
2,200	JAKKS Pacific, Inc. #	51,832	1,300	Stamps.com, Inc. #*	13,728
1,910	Jo-Ann Stores, Inc. #	24,200	800	Standard Motor Products, Inc. *	6,608
1,350	Joseph A. Bank Clothiers, Inc. #*	36,774	4,900	Standard Pacific Corporation *	18,669
2,000	Kellwood Company	39,960	2,100	Steak n Shake Company #	18,354
2,000	K-Swiss, Inc.	36,320	2,000	Stein Mart, Inc. *	12,780
900	Landry’s Restaurants, Inc. *	18,459	1,700	Sturm, Ruger & Company, Inc. #	15,249
3,900	La-Z-Boy, Inc. *	29,718	1,800	Superior Industries International, Inc. *	32,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary — continued			2,100	Dril-Quip, Inc. #	$101,934
4,000	Texas Roadhouse, Inc. #	$48,280	800	Gulf Island Fabrication, Inc.	20,016
2,500	Tractor Supply Company #*	96,350	6,715	Helix Energy Solutions Group, Inc. #	248,254
4,700	Triarc Companies, Inc.	43,710	1,800	Hornbeck Offshore Services, Inc. #	69,624
2,300	Tuesday Morning Corporation	13,892	6,100	Input/Output, Inc. #	75,640
1,800	Tween Brands, Inc. #	57,654	1,000	Lufkin Industries, Inc.	52,870
1,100	UniFirst Corporation	44,924	5,900	Massey Energy Company	219,362
1,100	Universal Electronic Inc. #	26,191	1,900	Matrix Service Company #	34,238
1,800	Universal Technical Institute, Inc. #*	26,784	1,400	NATO Group, Inc. #	64,092
1,100	Volcom, Inc. #	22,198	4,200	Oceaneering International, Inc. #‡	241,836
2,200	Winnebago Industries, Inc. *	46,332	2,000	Patriot Coal Corporation #	79,500
3,000	WMS Industries, Inc. #	112,200	3,000	Penn Virginia Corporation	127,830
3,950	Wolverine World Wide, Inc.	99,974	1,100	Petroleum Development Corporation #	63,250
3,400	Zale Corporation #*	55,760	3,800	Pioneer Drilling Company #	39,558
1,300	Zumiez, Inc. #	24,999	1,700	SEACOR Holdings, Inc. #	149,940

	Total Consumer Discretionary	4,947,908	4,600	St. Mary Land & Exploration Company	162,058

			2,000	Stone Energy Corporation #	82,000
Consumer Staples (3.4%)			1,200	Superior Well Services, Inc. #	23,388
6,600	Alliance One International, Inc. #	24,882	2,300	Swift Energy Company #	99,245
1,400	Andersons, Inc. *	63,770	5,600	TETRA Technologies, Inc. #	87,640
700	Boston Beer Company, Inc. #	24,878	3,400	Unit Corporation #	170,408
3,700	Casey’s General Stores, Inc.	96,200	2,200	W-H Energy Services, Inc. #	107,030
5,300	Central Garden & Pet Company #	26,341	2,200	World Fuel Services Corporation	58,212

1,500	Chattem, Inc. #*	115,080		Total Energy	3,001,761

5,912	Flowers Foods, Inc.	141,888
1,700	Great Atlantic & Pacific Tea		Financials (16.6%)
	Company, Inc. #	50,779	2,300	Acadia Realty Trust ‡	57,615
3,000	Hain Celestial Group, Inc. #	81,000	1,200	Alabama National BanCorporation ‡	93,900
1,000	J & J Snack Foods Corporation	25,010	1,300	Anchor BanCorp Wisconsin, Inc. *	32,500
2,400	Lance, Inc.	43,992	3,900	Bank Mutual Corporation	47,931
2,400	Longs Drug Stores Corporation	110,424	3,100	BankAtlantic Bancorp, Inc.	17,515
1,200	Mannatech, Inc. *	7,344	2,400	BankUnited Financial Corporation *	14,232
1,000	Nash Finch Company	35,680	4,800	BioMed Realty Trust, Inc.	110,784
2,600	Performance Food Group Company #	82,238	2,800	Boston Private Financial Holdings, Inc. *	63,924
1,900	Ralcorp Holdings, Inc. #	103,379	4,300	Brookline Bancorp, Inc.	44,935
1,200	Sanderson Farms, Inc. *	40,332	2,100	Cascade Bancorp *	27,090
1,700	Spartan Stores, Inc.	29,886	2,100	Cash America International, Inc.	68,271
3,000	Spectrum Brands, Inc. #*	14,070	2,300	Central Pacific Financial Corporation	43,700
2,300	TreeHouse Foods, Inc. #	48,001	3,600	Colonial Properties Trust *	88,704
3,200	United Natural Foods, Inc. #*	76,736	1,400	Columbia Banking System, Inc.	35,994
700	USANA Health Sciences, Inc. #*	30,345	2,200	Community Bank System, Inc.	48,004
1,200	WD-40 Company	40,512	2,500	Corus Bankshares, Inc. *	31,800

	Total Consumer Staples	1,312,767	3,300	Delphi Financial Group, Inc.	103,554

			7,000	DiamondRock Hospitality Company	92,050
Energy (7.9%)			1,850	Dime Community Bancshares	27,806
2,100	Atwood Oceanics, Inc. #	174,489	1,500	Downey Financial Corporation *	51,750
1,600	Basic Energy Services, Inc. #	28,624	4,700	East West Bancorp, Inc.	113,082
1,800	Bristow Group, Inc. #	90,630	1,700	EastGroup Properties, Inc.	70,363
7,200	Cabot Oil & Gas Corporation ‡	278,568	2,100	Entertainment Properties Trust	103,950
1,500	Carbo Ceramics, Inc. *	51,525	1,800	Essex Property Trust, Inc.	186,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Financials — continued			2,000	Rewards Network, Inc. #	$9,840
4,900	Extra Space Storage, Inc.	$74,186	1,500	RLI Corporation	84,600
2,000	Financial Federal Corporation	48,080	1,200	Safety Insurance Group, Inc.	46,824
5,600	First BanCorp *	53,536	700	SCPIE Holdings, Inc. #	18,326
2,200	First Cash Financial Services, Inc. #	22,022	4,000	Selective Insurance Group, Inc.	95,640
4,800	First Commonwealth Financial		6,600	Senior Housing Property Trust	147,774
	Corporation *	55,680	2,200	Signature Bank #	73,722
2,200	First Financial Bancorp	25,608	5,400	South Financial Group, Inc. *	93,312
3,600	First Midwest Bancorp, Inc.	112,320	1,600	Sovran Self Storage, Inc.	63,392
1,100	FirstFed Financial Corporation #*	46,145	1,300	Sterling Bancorp	18,603
2,700	Flagstar Bancorp, Inc.	22,275	5,375	Sterling Bancshares, Inc.	53,911
2,600	Forestar Real Estate Group, Inc. #	59,384	3,920	Sterling Financial Corporation	69,737
1,800	Franklin Bank Corporation #	10,584	1,300	Stewart Information Services
5,100	Fremont General Corporation #*	16,830		Corporation	44,499
3,100	Frontier Financial Corporation *	63,116	6,300	Susquehanna Bancshares, Inc. *	133,686
3,900	Glacier Bancorp, Inc. *	72,579	1,689	SWS Group, Inc.	25,926
2,600	Guaranty Financial Group, Inc. #	36,140	2,400	Tanger Factory Outlet Centers, Inc. *	90,168
1,800	Hancock Holding Company *	74,700	1,600	Tower Group, Inc.	46,752
3,000	Hanmi Financial Corporation	25,800	2,200	Tradestation Group, Inc. #	23,980
2,700	Hilb, Rogal and Hobbs Company *	97,686	1,000	Triad Guaranty, Inc. #*	6,990
1,385	Independent Bank Corporation	19,279	5,533	TrustCo Bank Corporation NY *	56,990
1,300	Infinity Property & Casualty		7,700	UCBH Holdings, Inc.	108,724
	Corporation *	51,831	2,700	UMB Financial Corporation	113,751
4,300	Inland Real Estate Corporation *	57,534	4,400	Umpqua Holdings Corporation *	72,160
3,300	Investment Technology Group, Inc. #	155,001	2,800	United Bankshares, Inc.	90,048
1,500	Irwin Financial Corporation	17,235	2,900	United Community Banks, Inc. *	55,999
2,500	Kilroy Realty Corporation	122,575	1,700	United Fire & Casual Company	56,746
2,200	Kite Realty Group Trust	28,952	4,975	Whitney Holding Corporation	133,529
4,000	LaBranche & Company, Inc. #*	22,840	1,400	Wilshire Bancorp, Inc.	11,032
1,200	LandAmerica Financial Group, Inc. *	62,592	1,800	Wintrust Financial Corporation	68,472
4,800	Lexington Corporate Properties Trust *	71,760	1,194	World Acceptance Corporation #	35,748
1,500	LTC Properties, Inc.	39,075	2,800	Zenith National Insurance Corporation	111,496

3,800	Medical Properties Trust, Inc. *	48,032		Total Financials	6,362,459

1,900	Mid-America Apartment
	Communities, Inc.	87,039	Health Care (13.1%)
1,700	Nara Bancorp, Inc.	20,672	4,300	Allscripts Healthcare Solutions, Inc. #	63,769
5,300	National Retail Properties, Inc.	120,416	3,100	Alpharma, Inc. #‡	63,612
1,000	Navigators Group, Inc. #	57,730	2,033	Amedisys, Inc. #*	86,681
3,300	optionsXpress Holdings, Inc.	89,496	5,300	American Medical Systems
1,200	Parkway Properties, Inc.	43,104		Holdings, Inc. #*	75,737
4,300	Philadelphia Consolidated Holding		3,800	AMERIGROUP Corporation #‡	142,576
	Corporation #	153,940	2,100	AMN Healthcare Services, Inc. #	32,802
1,400	Piper Jaffray Companies #	66,332	2,400	AmSurg Corporation #	61,824
1,200	Portfolio Recovery Associates, Inc. *	43,632	1,050	Analogic Corporation	62,013
1,700	Presidential Life Corporation	31,178	2,500	ArQule, Inc. #	12,125
1,800	PrivateBancorp, Inc. *	66,240	2,100	ArthroCare Corporation #*	84,063
2,400	ProAssurance Corporation #	138,480	1,700	BioLase Technology, Inc. #*	5,746
2,900	Prosperity Bancshares, Inc.	83,375	1,000	Bradley Pharmaceuticals, Inc. #	19,890
2,355	Provident Bankshares Corporation	48,819	2,200	Cambrex Corporation	20,900
1,200	PS Business Parks, Inc.	60,300	3,200	Centene Corporation #	76,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Health Care — continued			1,300	RehabCare Group, Inc. #	$27,287
1,700	Chemed Corporation	$87,091	1,900	Res-Care, Inc. #	42,503
2,200	CONMED Corporation #	53,460	5,600	Respironics, Inc. #	366,858
3,400	Cooper Companies, Inc.	133,892	3,500	Salix Pharmaceuticals, Ltd. #	24,325
2,300	Cross Country Healthcare, Inc. #	29,049	3,200	Savient Pharmaceuticals, Inc. #*	61,920
1,850	CryoLife, Inc. #	12,858	2,700	Sciele Pharma, Inc. #*	64,584
1,700	Cyberonics, Inc. #*	20,400	4,100	Sierra Health Services, Inc. #	176,218
900	Datascope Corporation	29,178	3,400	Sunrise Senior Living, Inc. #*	97,614
1,300	Dionex Corporation #	91,130	1,200	SurModics, Inc. #	52,392
2,322	Enzo Biochem, Inc. #*	21,687	2,700	Symmetry Medical, Inc. #	49,140
2,100	Gentiva Health Services, Inc. #	38,808	2,400	Theragenics Corporation #	9,288
1,600	Greatbatch Technologies, Inc. #	36,128	5,300	ViroPharma, Inc. #*	46,958
1,800	Haemonetics Corporation #	107,712	500	Vital Signs, Inc.	24,250

2,800	HealthExtras, Inc. #	77,420		Total Health Care	5,009,999

2,600	Healthways, Inc. #*	146,380
1,700	HMS Holding Corporation #	53,720	Industrials (16.5%)
5,200	Hooper Holmes, Inc. #	7,488	1,700	A.O. Smith Corporation	59,500
900	ICU Medical, Inc. #*	25,551	1,600	A.S.V., Inc. #	28,624
4,600	IDEXX Laboratories, Inc. #	259,302	2,800	AAR Corporation #	82,488
5,312	Immucor, Inc. #	153,198	3,200	ABM Industries, Inc.	66,304
1,300	Integra LifeSciences Holdings		3,200	Acuity Brands, Inc. ‡	145,632
	Corporation #*	54,080	1,700	Administaff, Inc. ‡	51,017
2,400	Invacare Corporation	58,416	1,900	Albany International Corporation	66,519
2,400	inVentiv Health, Inc. #	78,936	700	Angelica Corporation	12,110
1,000	Kendle International, Inc. #	42,390	2,100	Apogee Enterprises, Inc.	36,645
900	Kensey Nash Corporation #	24,435	2,675	Applied Industrial Technologies, Inc.	80,758
1,400	LCA-Vision, Inc.	23,114	900	Applied Signal Technology, Inc.	12,024
1,100	LHC Group, Inc. #	25,366	1,700	Arkansas Best Corporation	52,343
2,200	LifeCell Corporation #*	86,922	1,500	Astec Industries, Inc. #	46,305
2,500	Martek Biosciences Corporation #*	71,250	3,400	Baldor Electric Company	102,952
1,500	Matria Healthcare, Inc. #	43,290	3,300	Barnes Group, Inc. *	87,945
1,100	MedCath Corporation #	27,368	3,325	Belden, Inc. ‡	140,648
2,600	Mentor Corporation *	90,012	2,000	Bowne & Company, Inc.	24,600
3,050	Meridian Bioscience, Inc.	95,800	4,000	Brady Corporation	121,480
2,100	Merit Medical Systems, Inc. #	33,768	3,700	Briggs & Stratton Corporation	77,145
1,100	Molina Healthcare, Inc. #	37,521	1,900	C&D Technologies, Inc. #*	11,248
1,800	Noven Pharmaceuticals, Inc. #*	24,174	700	Cascade Corporation	36,134
2,450	Odyssey Healthcare, Inc. #	21,584	1,100	CDI Corporation	21,395
2,600	Omnicell, Inc. #	65,208	1,950	Ceradyne, Inc. #	93,892
1,400	Osteotech, Inc. #	8,232	3,800	CLARCOR, Inc.	142,538
3,100	Owens & Minor, Inc.	128,092	1,000	Consolidated Graphics, Inc. #	50,310
1,300	Palomar Medical Technologies, Inc. #*	18,746	1,200	Cubic Corporation	32,232
2,100	PAREXEL International Corporation #	114,261	3,400	Curtiss-Wright Corporation	141,780
3,700	Pediatrix Medical Group, Inc. #	251,933	4,800	EMCOR Group, Inc. #	105,264
2,300	PharMerica Corporation #	34,132	1,700	EnPro Industries, Inc. #	51,000
1,400	Pharmnet Development Group #	57,064	2,200	Esterline Technologies Corporation #	102,498
3,100	Phase Forward, Inc. #	53,475	2,300	Forward Air Corporation	71,300
1,300	Possis Medical, Inc. #	18,174	2,700	Frontier Airlines Holdings, Inc. #*	8,100
4,900	PSS World Medical, Inc. #*	84,721	1,500	G & K Services, Inc.	59,955
5,000	Regeneron Pharmaceuticals, Inc. #	101,400	3,900	Gardner Denver, Inc. #	126,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Industrials — continued			1,800	Watsco, Inc. *	$66,384
4,200	GenCorp, Inc. #	$49,308	3,200	Watson Wyatt Worldwide, Inc.	157,280
2,300	Gibraltar Industries, Inc.	30,360	2,400	Watts Water Technologies, Inc.	71,256
1,920	Griffon Corporation #	20,928	2,100	Woodward Governor Company	131,838

3,225	Healthcare Services Group, Inc.	78,238		Total Industrials	6,324,651

4,201	Heartland Express, Inc.	68,266
1,400	Heidrick & Struggles International, Inc.	38,472	Information Technology (17.5%)
2,900	Hub Group, Inc. #	84,477	1,800	Actel Corporation #	21,438
2,100	Insituform Technologies, Inc. #*	26,670	8,900	Adaptec, Inc. #	27,768
4,100	Interface, Inc.	65,436	2,500	Advanced Energy Industries, Inc. #	27,025
1,900	Kaman Corporation	56,126	1,800	Agilysys, Inc.	27,396
2,200	Kaydon Corporation	96,118	4,800	AMIS Holdings, Inc. #	35,088
3,900	Kirby Corporation #	179,322	2,400	Anixter International, Inc. #‡	168,144
4,425	Knight Transportation, Inc. *	75,933	1,200	Ansoft Corporation #	25,488
4,100	Landstar System, Inc.	205,123	5,800	ANSYS, Inc. #‡	202,478
300	Lawson Products, Inc.	9,534	10,196	Arris Group, Inc. #*	89,619
4,700	Lennox International, Inc.	174,652	2,500	ATMI, Inc. #‡	65,750
900	Lindsay Manufacturing Company *	54,918	2,647	Avid Technology, Inc. #*	68,610
1,200	Lydall, Inc. #	10,896	7,500	Axcelis Technologies, Inc. #	29,925
2,200	MagneTek, Inc. #	8,338	1,000	Bankrate, Inc. #*	54,230
2,200	Mesa Air Group, Inc. #	7,722	800	Bel Fuse, Inc.	21,664
2,500	Mobile Mini, Inc. #	38,000	2,200	Bell Microproducts, Inc. #*	11,572
3,125	Moog, Inc. #	143,875	5,250	Benchmark Electronics, Inc. #‡	93,188
2,800	Mueller Industries, Inc.	78,400	1,400	Black Box Corporation	46,564
1,500	NCI Building Systems, Inc. #*	43,140	3,300	Blackbaud, Inc.	91,311
2,200	Old Dominion Freight Line #	64,130	2,900	Blue Coat Systems, Inc. #*	77,923
2,700	On Assignment, Inc. #	15,012	3,920	Brightpoint, Inc. #	49,862
2,400	Regal-Beloit Corporation	91,008	5,353	Brooks Automation, Inc. #	65,788
1,300	Robbins & Myers, Inc.	86,164	1,800	Cabot Microelectronics Corporation #*	62,244
1,300	School Specialty, Inc. #	42,198	2,300	CACI International, Inc. #	100,257
6,000	Shaw Group, Inc. #	339,000	1,900	Captaris, Inc. #	6,403
2,800	Simpson Manufacturing Company, Inc. *	77,140	600	Catapult Communications
4,600	SkyWest, Inc.	119,692		Corporation #	3,864
4,200	Spherion Corporation #	28,056	2,900	Checkpoint Systems, Inc. #	68,904
900	Standard Register Company	8,748	4,100	CIBER, Inc. #	19,762
1,000	Standex International Corporation	18,190	3,200	Cognex Corporation	48,960
2,600	Teledyne Technologies, Inc. #	134,238	1,700	Cohu, Inc.	25,415
4,400	Tetra Tech, Inc. #	86,636	1,800	Comtech Telecommunications
2,900	Toro Company	143,086		Corporation #	80,640
1,800	Tredegar Corporation	24,948	3,100	Concur Technologies, Inc. #	108,686
1,300	Triumph Group, Inc. *	70,200	2,600	CTS Corporation	27,560
3,200	TrueBlue, Inc. #	45,664	5,054	CyberSource Corporation #	84,654
1,900	United Stationers, Inc. #	104,994	2,300	Cymer, Inc. #	62,123
1,400	Universal Forest Products, Inc.	50,680	2,400	Daktronics, Inc. *	49,176
1,300	Valmont Industries, Inc.	108,810	2,200	DealerTrack Holdings, Inc. #	59,312
1,600	Viad Corporation	42,800	1,900	Digi International, Inc. #	22,249
1,400	Vicor Corporation	17,234	2,350	Diodes, Inc. #*	54,402
1,050	Volt Information Sciences, Inc. #	19,604	2,000	Ditech Networks, Inc. #*	6,240
2,300	Wabash National Corporation	21,137	2,500	DSP Group, Inc. #	28,625
4,975	Waste Connections, Inc. #	145,071	2,000	Electro Scientific Industries, Inc. #	32,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Information Technology — continued			3,200	Progress Software Corporation #	$94,464
4,300	Epicor Software Corporation #	$47,515	1,400	Quality Systems, Inc. *	42,546
2,000	EPIQ Systems, Inc. #	29,500	2,000	Radiant Systems, Inc. #	24,320
3,700	Exar Corporation #	30,377	1,700	RadiSys Corporation #	23,103
3,100	FactSet Research Systems, Inc.	173,383	1,300	Rogers Corporation #	40,573
1,300	Faro Technologies, Inc. #	31,044	2,200	Rudolph Technologies, Inc. #	22,550
2,800	FEI Company #	63,448	1,900	ScanSource, Inc. #	60,154
10,100	FLIR Systems, Inc. #	305,828	4,300	Secure Computing Corporation #	38,485
1,700	Gerber Scientific, Inc. #	14,994	1,000	SI International, Inc. #	27,330
1,700	Gevity HR, Inc.	11,934	12,000	Skyworks Solutions, Inc. #	96,600
6,900	Harmonic, Inc. #*	75,348	2,300	Smith Micro Software, Inc. #*	17,319
2,000	Hutchinson Technology, Inc. #	31,540	1,900	Sonic Solutions, Inc. #*	17,024
6,500	Informatica Corporation #*	125,515	1,500	SPSS, Inc. #	49,575
2,400	InfoSpace, Inc.	22,824	1,800	Standard Microsystems Corporation #	53,856
3,650	Insight Enterprises, Inc. #*	63,036	800	StarTek, Inc. #	6,920
1,700	Intevac, Inc. #	18,513	1,600	Stratasys, Inc. #*	35,360
2,200	Itron, Inc. #*	181,280	1,100	Supertex, Inc. #*	21,692
3,700	J2 Global Communication, Inc. #	81,067	2,500	Sykes Enterprises, Inc. #	39,475
2,000	JDA Software Group, Inc. #	35,580	3,450	Symmetricom, Inc. #*	15,076
1,100	Keithley Instruments, Inc.	11,495	2,000	Synaptics, Inc. #	53,000
2,000	Knot, Inc. #	29,280	1,300	Synnex Corporation #	27,690
5,000	Kopin Corporation #	16,850	5,450	Take-Two Interactive Software, Inc. #*	89,598
3,900	Kulicke and Soffa Industries, Inc. #*	21,021	3,000	Technitrol, Inc.	67,980
1,600	Littelfuse, Inc. #	48,624	5,000	THQ, Inc. #*	90,050
1,400	LoJack Corporation #	17,276	900	Tollgrade Communications, Inc. #	5,463
2,000	Manhattan Associates, Inc. #	49,580	9,000	Trimble Navigation, Ltd. #	238,050
1,500	ManTech International Corporation #	61,350	3,100	TTM Technologies, Inc. #	31,527
1,400	MAXIMUS, Inc.	49,392	2,600	Tyler Technologies, Inc. #	34,788
1,600	Mercury Computer Systems, Inc. #	13,280	1,800	Ultratech, Inc. #	17,100
2,800	Methode Electronics, Inc.	33,936	5,100	United Online, Inc.	56,967
4,100	Micrel, Inc.	25,010	5,575	Varian Semiconductor Equipment
3,000	MICROS Systems, Inc. #	184,740		Associates, Inc. #	179,571
5,700	Microsemi Corporation #	129,504	2,400	Veeco Instruments, Inc. #	33,984
3,700	MKS Instruments, Inc. #	68,820	2,000	ViaSat, Inc. #	41,540
1,400	MTS Systems Corporation	47,054	3,300	Websense, Inc. #	67,650
3,400	Napster, Inc. #	6,154	3,000	Wright Express Corporation #	89,820
2,700	NETGEAR, Inc. #	71,982	2,200	X-Rite, Inc. #	21,494

2,100	Network Equipment			Total Information Technology	6,711,473

	Technologies, Inc. #*	15,624
2,700	Newport Corporation #	28,350	Materials (4.1%)
2,400	Novatel Wireless, Inc. #	38,400	2,100	A. Schulman, Inc.	42,819
1,600	Park Electrochemical Corporation	37,888	1,200	A.M. Castle & Company	25,416
1,600	PC TEL, Inc. #	10,032	1,600	AMCOL International Corporation	39,232
2,300	Perficient, Inc. #	31,947	5,000	AptarGroup, Inc. ‡	188,600
1,900	Pericom Semiconductor Corporation #	25,764	1,800	Arch Chemicals, Inc.	60,606
2,100	Phoenix Technologies, Ltd. #	31,920	1,600	Brush Engineered Materials, Inc. #	45,792
1,300	Photon Dynamics, Inc. #	11,596	2,900	Buckeye Technologies, Inc. #	38,135
3,200	Photronics, Inc. #	39,008	2,100	Caraustar Industries, Inc. #	6,258
1,400	Planar Systems, Inc. #	7,924	2,200	Century Aluminum Company #	114,378
3,500	Plexus Corporation #	79,065	1,400	Chesapeake Corporation	6,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Materials — continued			Utilities (4.7%)
700	Deltic Timber Corporation	$37,352	1,800	ALLETE, Inc. ‡	$69,282
2,600	Georgia Gulf Corporation *	20,280	1,300	American States Water Company	44,824
4,400	H.B. Fuller Company	91,344	6,600	Atmos Energy Corporation	189,552
3,200	Headwaters, Inc. #*	36,064	3,900	Avista Corporation	78,585
900	Material Sciences Corporation #	5,832	800	Central Vermont Public Service
2,198	Myers Industries, Inc.	25,826		Corporation	23,304
1,200	Neenah Paper, Inc.	32,520	1,000	CH Energy Group, Inc. *	38,590
2,300	OM Group, Inc. #	131,974	4,400	Cleco Corporation	113,740
3,100	OMNOVA Solutions, Inc. #	14,198	3,300	El Paso Electric Company #	77,319
900	Penford Corporation	20,133	1,700	Laclede Group, Inc.	57,086
6,900	PolyOne Corporation #	42,504	2,000	New Jersey Resources Corporation	93,780
800	Quaker Chemical Corporation	16,000	1,900	Northwest Natural Gas Company *	89,946
2,775	Quanex Corporation	145,438	5,600	Piedmont Natural Gas
2,500	Rock-Tenn Company	71,475		Company, Inc. *	140,392
1,800	RTI International Metals, Inc. #	99,450	2,300	South Jersey Industries, Inc.	80,569
1,100	Schweitzer-Mauduit		8,856	Southern Union Company ‡	240,706
	International, Inc.	26,224	3,100	Southwest Gas Corporation	88,505
2,000	Texas Industries, Inc. *	113,340	7,900	UGI Corporation	210,298
3,100	Tronox, Inc.	22,692	1,799	UIL Holdings Corporation	61,436
3,700	Wausau-Mosinee Paper Corporation	33,115	2,600	UniSource Energy Corporation	76,388

1,500	Zep, Inc. #	24,780		Total Utilities	1,774,302

	Total Materials	1,577,993

				Total Common Stock
Telecommunications Services (0.1%)				(cost $28,890,353)	37,047,106

3,300	General Communication, Inc. #	23,793

	Total Telecommunications Services 23,793

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.7%)	Rate (+)	Date	Value

5,630,966	Thrivent Financial Securities Lending Trust	4.140%	N/A	$5,630,966

	Total Collateral Held for Securities Loaned
	(cost $5,630,966)			5,630,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡	2.540%	5/16/2008	$124,070
1,134,605	Thrivent Money Market Fund	4.350	N/A	1,134,605

	Total Short-Term Investments (cost $1,258,145)			1,258,675

	Total Investments (cost $35,779,464) 114.8%			$43,936,747

	Other Assets and Liabilities, Net (14.8%)			(5,650,432)

	Total Net Assets 100.0%			$38,286,315

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Mini-Futures	18	March 2008	$1,207,329	$1,287,000	$79,671
Total Futures					$79,671

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $124,070 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,966,912 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,438,342
Gross unrealized depreciation	(4,281,059)

Net unrealized appreciation (depreciation)	$8,157,283
Cost for federal income tax purposes	$35,779,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Consumer Discretionary (15.4%)			13,700	Transocean, Inc. #	$1,679,620
28,400	Abercrombie & Fitch Company	$2,263,196	36,400	Ultra Petroleum Corporation #*	2,504,320
20,300	Apollo Group, Inc. #	1,618,722	25,177	XTO Energy, Inc.	1,307,693

118,600	Burger King Holdings, Inc.	3,125,110		Total Energy	22,424,522

14,400	Central European Media
	Enterprises, Ltd. #	1,364,976	Financials (7.0%)
14,800	Chipotle Mexican Grill, Inc. #*	1,801,752	119,400	Annaly Capital Management, Inc. *	2,354,568
186,550	Coldwater Creek, Inc. #*	1,199,516	2,000	CME Group, Inc.	1,237,800
126,800	Corinthian Colleges, Inc. #	1,071,460	95,300	Hudson City Bancorp, Inc.	1,561,014
52,900	Crocs, Inc. #*	1,840,391	9,400	IntercontinentalExchange, Inc. #	1,315,624
7,800	Deckers Outdoor Corporation #	945,672	39,500	Lazard, Ltd. *	1,561,040
50,300	DeVry, Inc. *	2,776,057	11,350	Legg Mason, Inc.	817,200
11,800	Focus Media Holding, Ltd. ADR #*	566,990	85,000	New York Community Bancorp, Inc.	1,576,750
35,700	GameStop Corporation #	1,846,761	48,000	Northern Trust Corporation	3,521,280
45,000	Gentex Corporation	713,700	13,700	Nymex Holdings, Inc. *	1,575,500
23,800	Harley-Davidson, Inc.	965,804	24,400	Principal Financial Group, Inc.	1,454,484
86,800	Hasbro, Inc.	2,254,196	95,100	T. Rowe Price Group, Inc. *	4,811,109

75,600	International Game Technology	3,225,852		Total Financials	21,786,369

25,200	ITT Educational Services, Inc. #	2,302,020
94,600	Leapfrog Enterprises, Inc. #*	615,846	Health Care (17.6%)
171,200	Quiksilver, Inc. #*	1,631,536	79,100	Advanced Medical Optics, Inc. #*	1,663,473
95,400	Scientific Games Corporation #*	2,270,520	71,200	Affymetrix, Inc. #*	1,428,272
54,200	Shuffle Master, Inc. #*	517,068	62,100	Alkermes, Inc. #*	827,172
42,800	Starwood Hotels & Resorts		68,000	Amylin Pharmaceuticals, Inc. #*	2,016,200
	Worldwide, Inc.	1,936,700	46,500	BioMarin Pharmaceutical, Inc. #*	1,723,290
56,700	Texas Roadhouse, Inc. #	684,369	44,600	C.R. Bard, Inc.	4,307,022
97,600	TJX Companies, Inc.	3,080,256	36,500	Cephalon, Inc. #*	2,395,495
75,100	Volcom, Inc. #*	1,515,518	39,975	Coventry Health Care, Inc. #	2,261,786
102,800	WMS Industries, Inc. #	3,844,720	54,000	Elan Corporation plc ADR #	1,372,140
90,500	Zumiez, Inc. #*	1,740,315	22,900	Endo Pharmaceutical Holdings, Inc. #	598,606

	Total Consumer Discretionary	47,719,023	1	ev3, Inc. #	3

			47,700	Gen-Probe, Inc. #	2,726,055
Consumer Staples (3.7%)			32,900	Genzyme Corporation #	2,570,477
21,400	Andersons, Inc. *	974,770	79,300	Gilead Sciences, Inc. #	3,623,217
41,100	Coca-Cola Enterprises, Inc.	948,177	34,700	Hologic, Inc. #*	2,233,292
87,600	H.J. Heinz Company	3,728,256	24,500	Illumina, Inc. #*	1,560,650
39,500	Longs Drug Stores Corporation	1,817,395	9,800	Intuitive Surgical, Inc. #	2,489,200
36,800	Pepsi Bottling Group, Inc.	1,282,480	32,500	Millipore Corporation #*	2,279,875
23,500	UST, Inc.	1,221,060	110,000	Mylan Laboratories, Inc. *	1,640,100
38,700	Whole Foods Market, Inc. *	1,526,328	67,900	NuVasive, Inc. #	2,675,939

	Total Consumer Staples	11,498,466	57,600	Pharmaceutical Product

				Development, Inc. *	2,497,536
Energy (7.3%)			56,000	Sepracor, Inc. #*	1,581,440
68,400	Cameron International Corporation #	2,753,784	33,500	Shire Pharmaceuticals Group plc ADR	1,803,975
31,400	Devon Energy Corporation	2,668,372	91,800	St. Jude Medical, Inc. #	3,718,818
38,200	Diamond Offshore Drilling, Inc. *	4,313,926	33,000	Thermo Electron Corporation #	1,699,170
26,700	Dril-Quip, Inc. #	1,296,018	47,700	Thoratec Corporation #*	763,200
25,500	National Oilwell Varco, Inc. #	1,535,865	2,450	Trans1, Inc. #*	35,746
121,300	Petrohawk Energy Corporation #	1,910,475	51,000	VCA Antech, Inc. #	1,971,660

43,900	Southwestern Energy Company #	2,454,449		Total Health Care	54,463,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Industrials (13.2%)			130,862	JDS Uniphase Corporation #	$1,362,273
12,600	AGCO Corporation #	$758,772	56,500	Juniper Networks, Inc. #	1,533,975
54,300	BE Aerospace, Inc. #	2,096,523	179,300	Lawson Software, Inc. #*	1,558,117
18,100	Burlington Northern Santa Fe		69,100	Linear Technology Corporation *	1,911,997
	Corporation	1,566,012	87,700	Marvell Technology Group, Ltd. #	1,040,999
31,100	C.H. Robinson Worldwide, Inc.	1,727,294	46,600	Maxim Integrated Products, Inc.	916,156
24,140	Expeditors International of		16,400	McAfee, Inc. #	552,024
	Washington, Inc. *	1,141,581	43,000	NAVTEQ Corporation #	3,177,700
33,000	Flowserve Corporation	2,709,960	73,100	Network Appliance, Inc. #	1,697,382
47,700	Foster Wheeler, Ltd. #	3,266,019	100,500	Nuance Communications, Inc. #*	1,596,945
23,500	FTI Consulting, Inc. #*	1,299,785	81,900	NVIDIA Corporation #	2,013,921
15,000	Huron Consulting Group, Inc. #	1,077,300	37,700	Omniture, Inc. #	931,944
42,400	ITT Corporation *	2,519,832	172,500	ON Semiconductor Corporation #*	1,117,800
19,500	Jacobs Engineering Group, Inc. #	1,490,580	435,300	RF Micro Devices, Inc. #*	1,406,019
43,400	Joy Global, Inc.	2,736,370	146,000	Seagate Technology *	2,959,420
21,600	KBR, Inc. #	682,344	65,400	Synaptics, Inc. #*	1,733,100
43,900	McDermott International, Inc. #	2,071,202	90,000	Synopsys, Inc. #	1,981,800
68,200	Monster Worldwide, Inc. #*	1,899,370	146,000	Tellabs, Inc. #	995,720
34,100	Precision Castparts Corporation	3,880,580	27,700	Tyco Electronics, Ltd.	936,537
30,800	Rockwell Collins, Inc.	1,946,560	143,800	Western Union Company	3,221,120
26,300	Roper Industries, Inc. *	1,470,696	102,000	Xilinx, Inc.	2,230,740

50,700	Stericycle, Inc. #*	3,004,482		Total Information Technology	67,655,289

18,500	Suntech Power Holdings
	Company, Ltd. #	1,012,505	Materials (5.3%)
30,200	Textron, Inc.	1,692,710	35,000	Air Products and Chemicals, Inc.	3,150,700
66,200	US Airways Group, Inc. #	914,222	9,400	Allegheny Technologies, Inc.	661,760

	Total Industrials	40,964,699	76,900	Bemis Company, Inc. *	2,090,142

			33,600	Celanese Corporation	1,249,248
Information Technology (21.9%)			29,800	Newmont Mining Corporation	1,619,332
163,800	Activision, Inc. #	4,237,506	60,900	Pactiv Corporation #	1,742,349
104,734	Adobe Systems, Inc. #	3,658,359	62,200	Praxair, Inc.	5,032,601
46,000	Akamai Technologies, Inc. #*	1,389,200	32,200	Titanium Metals Corporation *	700,028

147,900	Broadcom Corporation #	3,265,632		Total Materials	16,246,160

162,700	Cadence Design Systems, Inc. #*	1,651,405
60,400	CIENA Corporation #*	1,638,652	Telecommunications Services (3.5%)
154,500	CNET Networks, Inc. #*	1,219,005	67,010	American Tower Corporation #	2,514,885
114,600	Corning, Inc.	2,758,422	76,300	Clearwire Corporation #*	1,048,362
29,900	Dolby Laboratories, Inc. #	1,288,391	67,500	NII Holdings, Inc. #	2,879,550
58,900	Electronic Arts, Inc. #	2,790,093	81,800	SBA Communications Corporation #	2,422,098
52,300	Emulex Corporation #	815,880	105,200	Time Warner Telecom, Inc. #*	1,838,896

88,200	F5 Networks, Inc. #	2,075,346		Total Telecommunications
40,000	FormFactor, Inc. #*	968,800		Services	10,703,791

31,000	Hittite Microwave Corporation #	1,234,420

169,100	Integrated Device Technology, Inc. #	1,259,795		Total Common Stock
109,800	Intersil Corporation	2,528,694		(cost $275,883,462)	293,462,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.8%)	Rate (+)	Date	Value

39,676,220	Thrivent Financial Securities Lending Trust	4.140%	N/A	$39,676,220

	Total Collateral Held for Securities Loaned
	(cost $39,676,220)			39,676,220

		Interest	Maturity
Shares	Short-Term Investments (6.3%)	Rate (+)	Date	Value

19,649,928	Thrivent Money Market Fund	4.350%	N/A	$19,649,928

	Total Short-Term Investments (at amortized cost)			19,649,928

	Total Investments (cost $335,209,610) 114.0%			$352,788,276

	Other Assets and Liabilities, Net (14.0%)			(43,224,876)

	Total Net Assets 100.0%			$309,563,400

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,794,418
Gross unrealized depreciation	(32,215,752)

Net unrealized appreciation (depreciation)	$17,578,666
Cost for federal income tax purposes	$335,209,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (9.0%)			6,496	Everest Re Group, Ltd.	$660,578
5,759	BorgWarner, Inc.	$291,463	5,663	Genworth Financial, Inc.	137,837
96,300	Charter Communications, Inc. #*	112,671	15,860	Highwoods Properties, Inc. *	474,690
7,620	Fortune Brands, Inc.	532,790	26,286	Hudson City Bancorp, Inc.	430,565
28,110	H&R Block, Inc.	541,680	20,312	KeyCorp	531,159
13,581	IAC InterActiveCorp #	352,291	3,843	Lazard, Ltd. *	151,875
10,336	J.C. Penney Company, Inc.		4,293	Legg Mason, Inc.	309,096
	(Holding Company)	490,030	3,664	Liberty Property Trust	117,651
18,944	Johnson Controls, Inc.	670,049	7,013	M&T Bank Corporation	643,583
3,997	KB Home *	109,918	5,027	Mack-Cali Realty Corporation	178,559
16,662	Mattel, Inc.	350,069	9,370	Northern Trust Corporation	687,383
29,694	Newell Rubbermaid, Inc.	716,219	5,995	PartnerRe, Ltd.	475,284
7,641	Ross Stores, Inc.	222,735	13,991	Pennsylvania Real Estate
5,538	Tenneco, Inc. #	146,591		Investment Trust *	372,860

	Total Consumer Discretionary	4,536,506	6,424	Philadelphia Consolidated Holding

				Corporation #	229,979
Consumer Staples (7.1%)			4,390	RenaissanceRe Holdings, Ltd.	250,186
7,024	Campbell Soup Company	222,029	13,900	SLM Corporation	302,325
13,627	Clorox Company	835,608	25,375	Synovus Financial Corporation	335,204
8,848	Coca-Cola Enterprises, Inc.	204,123	4,139	Torchmark Corporation	252,727
20,293	ConAgra Foods, Inc.	436,908	16,971	UnumProvident Corporation	383,884
4,475	General Mills, Inc.	244,380	9,655	Vornado Realty Trust	872,812
2,576	Loews Corporation — Carolina Group	211,567	8,285	W.R. Berkley Corporation	250,704
2,973	Reynolds American, Inc. *	188,280	14,775	Webster Financial Corporation	500,429
10,633	Safeway, Inc.	329,517	6,703	Willis Group Holdings, Ltd.	236,214
3,561	Smithfield Foods, Inc. #*	99,174	4,605	XL Capital, Ltd.	207,225

25,295	SUPERVALU, Inc.	760,368		Total Financials	11,898,193

	Total Consumer Staples	3,531,954

			Health Care (4.1%)
Energy (12.8%)			2,503	Coventry Health Care, Inc. #	141,620
19,099	Hess Corporation	1,734,762	9,354	Edwards Lifesciences Corporation #	432,810
7,766	Oil States International, Inc. #	272,276	2,721	Health Net, Inc. #	126,499
4,475	Quicksilver Resources, Inc. #	254,314	18,924	IMS Health, Inc.	452,094
35,595	Range Resources Corporation	1,858,771	6,603	Laboratory Corporation of
4,875	Smith International, Inc.	264,274		America Holdings #	487,830
6,953	W-H Energy Services, Inc. #	338,263	17,503	PerkinElmer, Inc.	435,650

53,057	Williams Companies, Inc.	1,696,232		Total Health Care	2,076,503

	Total Energy	6,418,892

			Industrials (8.8%)
Financials (23.7%)			2,489	Alliant Techsystems, Inc. #*	263,461
17,541	Apartment Investment & Management		43,199	Allied Waste Industries, Inc. #	425,510
	Company	695,325	2,848	Chicago Bridge and Iron Company	126,708
7,327	Assurant, Inc.	475,449	5,904	Cooper Industries, Ltd.	262,964
10,770	Astoria Financial Corporation	292,729	5,520	Eaton Corporation	456,835
3,039	Camden Property Trust	149,975	7,070	JB Hunt Transport Services, Inc. *	219,877
9,715	CIT Group, Inc.	271,631	5,462	KBR, Inc. #	172,545
8,964	Comerica, Inc.	391,010	12,859	Landstar System, Inc.	643,336
8,126	Commerce Bancshares, Inc.	360,876	7,601	Lennox International, Inc.	282,453
28,341	DCT Industrial Trust, Inc. *	268,389	5,632	Monster Worldwide, Inc. #	156,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Industrials — continued			Telecommunications Services (2.2%)
8,589	Parker-Hannifin Corporation	$580,702	51,089	Cincinnati Bell, Inc. #*	$198,225
5,838	Rockwell Collins, Inc.	368,962	14,423	Embarq Corporation	653,362
9,354	Ryder System, Inc. *	486,969	43,219	Qwest Communications

	Total Industrials	4,447,173		International, Inc. #*	254,128

				Total Telecommunications
Information Technology (5.9%)				Services	1,105,715

23,039	Activision, Inc. #	596,019
24,926	Amphenol Corporation	995,544	Utilities (14.9%)
7,320	Lexmark International, Inc. #	265,057	10,392	American Electric Power Company, Inc.	445,089
30,171	Seagate Technology *	611,566	9,534	CMS Energy Corporation	149,398
12,520	Tessera Technologies, Inc. #	490,408	2,183	Constellation Energy Group, Inc.	205,115

	Total Information Technology	2,958,594	31,539	DPL, Inc. *	875,523

			16,240	Edison International, Inc.	847,078
Materials (5.7%)			11,844	Entergy Corporation	1,281,284
12,604	Albemarle Corporation	457,021	9,237	Equitable Resources, Inc.	514,963
4,550	Allegheny Technologies, Inc.	320,320	10,006	FirstEnergy Corporation	712,627
10,168	Celanese Corporation	378,046	16,768	PG&E Corporation	688,159
1,025	CF Industries Holdings, Inc.	109,603	26,519	PPL Corporation	1,297,309
9,437	Commercial Metals Company	267,539	1,151	SCANA Corporation	42,921
15,803	International Paper Company	509,647	9,392	Wisconsin Energy Corporation	427,618

7,379	Rockwood Holdings, Inc. #	216,647		Total Utilities	7,487,084

4,642	Rohm and Haas Company	247,651

4,113	Steel Dynamics, Inc. *	214,493		Total Common Stock
1,436	United States Steel Corporation	146,630		(cost $46,315,241)	47,328,211

	Total Materials	2,867,597

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.3%)	Rate (+)	Date	Value

4,161,386	Thrivent Financial Securities Lending Trust	4.140%	N/A	$4,161,386

	Total Collateral Held for Securities Loaned
	(cost $4,161,386)			4,161,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (5.6%)	Rate (+)	Date	Value

2,807,899	Thrivent Money Market Fund	4.350%	N/A	$2,807,899

	Total Short-Term Investments (at amortized cost)			2,807,899

	Total Investments (cost $53,284,526) 108.1%			$54,297,496

	Other Assets and Liabilities, Net (8.1%)			(4,045,326)

	Total Net Assets 100.0%			$50,252,170

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,328,181
Gross unrealized depreciation	(3,315,211)

Net unrealized appreciation (depreciation)	$1,012,970
Cost for federal income tax purposes	$53,284,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Consumer Discretionary (14.0%)			154,900	Rayonier, Inc. REIT	$6,555,368
134,300	Apollo Group, Inc. #*	$10,709,082	113,900	SEI Investments Company	3,155,030
907,600	Burger King Holdings, Inc.	23,915,260	222,700	Strategic Hotel Capital, Inc. *	3,195,745
498,100	Goodyear Tire & Rubber Company #	12,537,177	715,100	U-Store-It Trust *	6,807,752
499,000	International Game Technology	21,292,330	356,350	W.R. Berkley Corporation	10,783,151
34,900	ITT Educational Services, Inc. #	3,188,115	222,900	Westamerica Bancorporation *	11,038,008
761,200	Royal Caribbean Cruises, Ltd. *	30,661,136	224,600	Zions Bancorporation *	12,294,604

2,509,700	Service Corporation International	30,191,691		Total Financials	185,931,154

288,500	WMS Industries, Inc. #	10,789,900

	Total Consumer Discretionary	143,284,691	Health Care (10.3%)

			118,500	AmerisourceBergen Corporation	5,528,025
Consumer Staples (10.4%)			239,500	Applera Corporation (Celera Group) #	3,669,140
148,200	Central European Distribution		95,000	Beckman Coulter, Inc.	6,317,500
	Corporation #	7,790,874	103,500	BioMarin Pharmaceutical, Inc. #*	3,835,710
98,600	Church & Dwight Company, Inc.	5,247,492	110,000	C.R. Bard, Inc.	10,622,700
47,800	Clorox Company	2,931,096	223,300	Community Health Systems, Inc. #	7,167,930
141,800	Dean Foods Company	3,970,400	111,200	Coventry Health Care, Inc. #	6,291,696
776,600	H.J. Heinz Company	33,052,096	65,200	DaVita, Inc. #	3,478,420
62,500	Kellogg Company	2,993,750	129,400	Endo Pharmaceutical Holdings, Inc. #	3,382,516
46,200	Kimberly-Clark Corporation	3,033,030	123,900	ImClone Systems, Inc. #*	5,385,933
364,600	Kroger Company	9,279,070	37,500	Intuitive Surgical, Inc. #	9,525,000
468,400	Safeway, Inc. *	14,515,716	61,300	Invitrogen Corporation #*	5,251,571
638,200	TreeHouse Foods, Inc. #	13,319,234	125,300	LifePoint Hospitals, Inc. #	3,383,100
188,100	UST, Inc. *	9,773,676	306,800	Millennium Pharmaceuticals, Inc. #*	4,654,156

	Total Consumer Staples	105,906,434	75,500	ResMed, Inc. #	3,516,790

			188,300	Sepracor, Inc. #*	5,317,592
Energy (0.9%)			68,000	Shire Pharmaceuticals Group plc ADR	3,661,800
66,800	Holly Corporation	3,234,456	141,600	STERIS Corporation	3,508,848
49,900	Sunoco, Inc.	3,103,780	148,100	Varian Medical Systems, Inc. #	7,699,719
89,300	Willbros Group, Inc. #*	2,975,476	162,800	Vertex Pharmaceuticals, Inc. #*	3,314,608

	Total Energy	9,313,712		Total Health Care	105,512,754

Financials (18.2%)			Industrials (4.3%)
91,100	Bear Stearns Companies, Inc. *	8,226,330	287,400	C.H. Robinson Worldwide, Inc.	15,962,196
813,700	Colonial BancGroup, Inc. *	12,775,090	476,506	Hub Group, Inc. #	13,880,620
178,695	Commerce Bancshares, Inc.	7,935,845	60,200	Norfolk Southern Corporation	3,274,278
126,400	Cousins Properties, Inc. *	3,362,240	203,900	Ryder System, Inc.	10,615,034

201,800	Cullen/Frost Bankers, Inc.	10,985,992		Total Industrials	43,732,128

61,300	Eaton Vance Corporation	2,284,651
73,400	Endurance Specialty Holdings, Ltd.	2,974,168	Information Technology (9.6%)
231,600	Equity One, Inc. *	5,468,076	185,400	Activision, Inc. #	4,796,298
145,900	General Growth Properties, Inc.	5,328,268	1,883,600	Atmel Corporation #	5,952,176
762,050	HCC Insurance Holdings, Inc.	21,230,713	261,600	Cadence Design Systems, Inc. #*	2,655,240
462,600	MGIC Investment Corporation *	8,558,100	89,500	CIENA Corporation #*	2,428,135
1,226,700	New York Community Bancorp, Inc. *	22,755,285	1,474,200	Compuware Corporation #	12,530,700
95,200	PartnerRe, Ltd. *	7,547,456	122,700	Data Domain, Inc. #*	2,765,658
143,100	Philadelphia Consolidated Holding		87,900	DealerTrack Holdings, Inc. #*	2,369,784
	Corporation #	5,122,980	41,800	DST Systems, Inc. #	2,988,700
79,200	Protective Life Corporation	3,147,408	131,300	Electronic Arts, Inc. #	6,219,681
156,600	Raymond James Financial, Inc.	4,398,894	357,600	Emulex Corporation #*	5,578,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Information Technology — continued			Telecommunications Services (0.4%)
94,500	F5 Networks, Inc. #	$2,223,585	1,113,900	Cincinnati Bell, Inc. #*	$4,321,932

341,400	Fair Isaac Corporation *	8,705,700		Total Telecommunications
115,000	FormFactor, Inc. #*	2,785,300		Services	4,321,932

168,400	Foundry Networks, Inc. #	2,323,920
188,900	Juniper Networks, Inc. #	5,128,635	Utilities (7.8%)
60,400	Lam Research Corporation #	2,318,756	648,200	AGL Resources, Inc.	24,534,370
156,800	McAfee, Inc. #	5,277,888	1,521,000	CMS Energy Corporation *	23,834,070
157,800	Paychex, Inc.	5,163,216	72,900	Nicor, Inc. *	2,988,900
100,900	Polycom, Inc. #	2,547,725	259,600	SCANA Corporation *	9,680,484
329,500	Synopsys, Inc. #	7,255,590	310,900	Sierra Pacific Resources	4,654,173
537,400	Teradyne, Inc. #	5,895,278	321,400	Vectren Corporation	8,822,430

	Total Information Technology	97,910,525	104,200	Wisconsin Energy Corporation	4,744,226

				Total Utilities	79,258,653

Materials (19.0%)

1,794,100	Crown Holdings, Inc. #	43,991,332		Total Common Stock
1,107,300	Owens-Illinois, Inc. #*	55,807,920		(cost $952,424,972)	969,395,138

1,972,803	Pactiv Corporation #	56,441,893
801,985	Silgan Holdings, Inc.	37,982,010

	Total Materials	194,223,155

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.4%)	Rate (+)	Date	Value

208,805,510	Thrivent Financial Securities Lending Trust	4.140%	N/A	$208,805,510

	Total Collateral Held for Securities Loaned
	(cost $208,805,510)			208,805,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.0%)	Rate (+)	Date	Value

$20,530,000	Alcon Capital Corporation	2.980%	2/1/2008	$20,530,000
19,875,000	Barclays Bank PLC Repurchase Agreement ■	2.850	2/1/2008	19,875,000
11,004,050	Thrivent Money Market Fund	4.350	N/A	11,004,050

	Total Short-Term Investments (at amortized cost)			51,409,050

	Total Investments (cost $1,212,639,532) 120.3%			$1,229,609,698

	Other Assets and Liabilities, Net (20.3%)			(207,088,667)

	Total Net Assets 100.0%			$1,022,521,031

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

■ Repurchase agreement dated January 31, 2008, $19,875,304 maturing February 1, 2008, collateralized by $20,272,810 Federal Farm Credit Bank, 3.6% due January 14, 2009.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$70,727,527
Gross unrealized depreciation	(53,757,361)

Net unrealized appreciation (depreciation)	$16,970,166
Cost for federal income tax purposes	$1,212,639,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (12.9%)			2,660	Mohawk Industries, Inc. #*	$212,587
2,300	99 Cents Only Stores #	$19,136	2,200	Netflix, Inc. #*	55,330
4,700	Advance Auto Parts, Inc. ‡	167,696	300	NVR, Inc. #	189,450
3,200	Aeropostale, Inc. #	90,144	5,400	O’Reilly Automotive, Inc. #	158,922
10,050	American Eagle Outfitters, Inc. ‡	231,452	3,400	Pacific Sunwear of California, Inc. #	37,808
2,400	American Greetings Corporation	49,248	6,000	PETsMART, Inc. *	137,220
2,900	AnnTaylor Stores Corporation #	72,935	2,600	Phillips-Van Heusen Corporation	109,564
3,517	ArvinMeritor, Inc.	47,761	2,000	Regis Corporation	50,660
2,260	Barnes & Noble, Inc.	76,727	3,100	Rent-A-Center, Inc. #	53,010
4,210	Belo Corporation	69,928	6,300	Ross Stores, Inc.	183,645
1,310	Blyth, Inc.	28,545	2,500	Ruby Tuesday, Inc. *	19,225
1,510	Bob Evans Farms, Inc.	44,907	1,900	Ryland Group, Inc.	64,049
2,760	Borders Group, Inc. *	31,078	6,610	Saks, Inc. #	119,310
5,380	BorgWarner, Inc. *	272,282	1,280	Scholastic Corporation #	43,866
2,600	Boyd Gaming Corporation	69,498	3,100	Scientific Games Corporation #*	73,780
4,962	Brinker International, Inc.	92,343	13,500	Service Corporation International	162,405
3,150	Callaway Golf Company	56,448	3,100	Sotheby’s Holdings, Inc.	96,317
4,200	Career Education Corporation #	91,308	600	Strayer Education, Inc.	103,548
10,200	CarMax, Inc. #*‡	227,460	1,600	Thor Industries, Inc.	56,512
1,300	CBRL Group, Inc.	40,651	2,400	Timberland Company #	39,384
5,600	Charming Shoppes, Inc. #	36,120	5,900	Toll Brothers, Inc. #*	137,352
3,300	Cheesecake Factory, Inc. #*	72,105	3,000	Tupperware Corporation	111,000
8,300	Chico’s FAS, Inc. #	89,557	5,400	Urban Outfitters, Inc. #	156,600
1,600	Chipotle Mexican Grill, Inc. #*	194,784	2,260	Valassis Communications, Inc. #*	21,606
2,800	Coldwater Creek, Inc. #*	18,004	2,200	Warnaco Group, Inc. #	78,958
3,070	Collective Brands, Inc. #	54,093	4,060	Williams-Sonoma, Inc. *	109,133

4,100	Corinthian Colleges, Inc. #	34,645		Total Consumer Discretionary	6,655,424

2,890	DeVry, Inc.	159,499
4,000	Dick’s Sporting Goods, Inc. #	130,200	Consumer Staples (3.1%)
4,270	Dollar Tree Stores, Inc. #	119,603	3,900	Alberto-Culver Company	104,481
1,300	Entercom Communications Corporation	16,003	3,020	BJ’s Wholesale Club, Inc. #	97,969
7,200	Foot Locker, Inc.	98,568	3,080	Church & Dwight Company, Inc.	163,918
2,320	Furniture Brands International, Inc. *	22,156	3,500	Corn Products International, Inc.	118,300
6,800	Gentex Corporation	107,848	2,650	Energizer Holdings, Inc. #	248,093
2,300	Getty Images, Inc. #	57,500	2,900	Hansen Natural Corporation #*	111,824
2,600	Guess ?, Inc. *	97,006	3,500	Hormel Foods Corporation	135,590
4,400	Hanesbrands, Inc. #	112,684	2,788	J.M. Smucker Company	130,283
2,320	Harte-Hanks, Inc.	37,166	1,030	Lancaster Colony Corporation	35,906
1,800	Hovnanian Enterprises, Inc. #*	17,802	2,700	NBTY, Inc. #	65,394
1,550	International Speedway Corporation	63,457	2,860	PepsiAmericas, Inc. *	70,470
1,400	ITT Educational Services, Inc. #	127,890	1,790	Ruddick Corporation	61,003
2,200	John Wiley and Sons, Inc.	86,724	5,600	Smithfield Foods, Inc. #	155,960
3,700	Lamar Advertising Company	159,544	1,452	Tootsie Roll Industries, Inc.	36,271
3,600	Lear Corporation #	105,696	1,340	Universal Corporation	66,745

1,970	Lee Enterprises, Inc.	23,522		Total Consumer Staples	1,602,207

1,500	Life Time Fitness, Inc. #*	66,510
1,600	M.D.C. Holdings, Inc.	74,032	Energy (8.5%)
1,400	Matthews International Corporation	68,418	6,700	Arch Coal, Inc. *	294,800
1,110	Media General, Inc.	21,112	1,600	Bill Barrett Corporation #*	66,832
1,450	Modine Manufacturing Company	22,388	3,800	Cimarex Energy Company	155,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Energy — continued			2,460	Hanover Insurance Group, Inc.	$112,053
11,500	Denbury Resources, Inc. #	$290,950	5,500	HCC Insurance Holdings, Inc.	153,230
2,600	Encore Acquisition Company #	84,760	4,100	Health Care REIT, Inc. *	175,849
3,116	Exterran Holdings, Inc. #	203,288	2,700	Highwoods Properties, Inc. *	80,811
6,100	FMC Technologies, Inc. #	293,776	2,050	Horace Mann Educators Corporation	37,658
4,100	Forest Oil Corporation #	185,402	4,400	Hospitality Properties Trust	149,380
4,900	Frontier Oil Corporation	172,823	3,700	IndyMac Bancorp, Inc. *	30,229
5,920	Grant Prideco, Inc. #	294,698	5,200	Jefferies Group, Inc.	105,144
4,940	Helmerich & Payne, Inc.	193,747	1,700	Jones Lang LaSalle, Inc.	132,260
6,100	Newfield Exploration Company #	304,268	4,400	Liberty Property Trust	141,284
1,390	Overseas Shipholding Group, Inc.	90,656	3,500	Macerich Company	239,295
7,300	Patterson-UTI Energy, Inc.	142,934	3,300	Mack-Cali Realty Corporation	117,216
5,550	Pioneer Natural Resources Company	232,545	1,700	Mercury General Corporation	81,753
5,242	Plains Exploration & Production		4,300	Nationwide Health Properties, Inc. *	135,708
	Company #	254,971	15,210	New York Community Bancorp, Inc. *	282,146
7,800	Pride International, Inc. #	247,338	10,806	Old Republic International Corporation	161,334
2,500	Quicksilver Resources, Inc. #*	142,075	3,740	PMI Group, Inc. *	35,530
8,000	Southwestern Energy Company #	447,283	1,855	Potlatch Corporation	79,635
3,700	Superior Energy Services, Inc. #	148,333	3,350	Protective Life Corporation	133,129
2,610	Tidewater, Inc.	138,226	3,700	Radian Group, Inc. *	33,818

	Total Energy	4,384,783	4,425	Raymond James Financial, Inc.	124,298

			3,728	Rayonier, Inc. REIT	157,769
Financials (16.0%)			4,700	Realty Income Corporation *	114,586
1,500	Alexandria Real Estate Equities, Inc.	147,345	3,200	Regency Centers Corporation	196,576
4,600	AMB Property Corporation ‡	232,760	5,900	SEI Investments Company	163,430
3,450	American Financial Group, Inc.	95,668	2,500	StanCorp Financial Group, Inc.	123,025
5,300	AmeriCredit Corporation #*	70,543	1,600	SVB Financial Group #	77,440
4,400	Arthur J. Gallagher & Company	111,804	15,500	Synovus Financial Corporation	204,755
5,978	Associated Banc-Corp	168,460	5,080	TCF Financial Corporation	107,950
3,820	Astoria Financial Corporation	103,828	6,300	UDR, Inc.	143,829
2,370	Bank of Hawaii Corporation	119,377	2,490	Unitrin, Inc.	102,464
2,300	BRE Properties, Inc. *	100,257	7,550	W.R. Berkley Corporation	228,463
5,300	Brown & Brown, Inc.	119,303	3,900	Waddell & Reed Financial, Inc.	129,402
2,600	Camden Property Trust	128,310	4,196	Washington Federal, Inc.	102,466
2,400	Cathay General Bancorp *	62,232	2,550	Webster Financial Corporation	86,368
2,000	City National Corporation	113,760	3,500	Weingarten Realty Investors	117,670
7,400	Colonial BancGroup, Inc.	116,180	1,410	Westamerica Bancorporation *	69,823
2,100	Commerce Group, Inc.	75,915	3,340	Wilmington Trust Corporation	116,466

1,800	Cousins Properties, Inc. *	47,880		Total Financials	8,239,743

2,800	Cullen/Frost Bankers, Inc.	152,432
6,800	Duke Realty Corporation	160,752	Health Care (12.4%)
5,800	Eaton Vance Corporation	216,166	2,856	Advanced Medical Optics, Inc. #*	60,062
1,800	Equity One, Inc. *	42,498	3,300	Affymetrix, Inc. #*	66,198
2,890	Everest Re Group, Ltd.	293,884	2,140	Apria Healthcare Group, Inc. #	45,411
2,600	Federal Realty Investment Trust	191,880	2,900	Beckman Coulter, Inc. ‡	192,850
10,172	Fidelity National Financial, Inc. *	200,287	3,100	Cephalon, Inc. #*	203,453
4,400	First American Corporation	191,620	3,200	Cerner Corporation #	167,680
1,200	First Community Bancorp, Inc.	42,636	3,300	Charles River Laboratories
5,000	First Niagara Financial Group, Inc.	63,600		International, Inc. #	204,930
3,850	FirstMerit Corporation	86,124	4,500	Community Health Systems, Inc. #	144,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Health Care — continued			3,433	ChoicePoint, Inc. #	$114,285
3,090	Covance, Inc. #	$256,964	2,210	Con-way, Inc.	107,605
7,120	Dentsply International, Inc.	294,127	3,400	Copart, Inc. #	138,992
2,690	Edwards Lifesciences Corporation #	124,466	1,700	Corporate Executive Board Company	97,835
6,300	Endo Pharmaceutical Holdings, Inc. #	164,682	6,000	Corrections Corporation of America #	159,240
2,600	Gen-Probe, Inc. #	148,590	2,400	Crane Company	98,088
11,400	Health Management Associates, Inc.	61,446	2,400	Deluxe Corporation	58,368
5,140	Health Net, Inc. #	238,959	3,280	Donaldson Company, Inc.	137,432
4,200	Henry Schein, Inc. #	244,146	2,000	DRS Technologies, Inc.	107,340
2,930	Hillenbrand Industries, Inc.	151,540	2,700	Dun & Bradstreet Corporation	248,346
5,900	Hologic, Inc. #	379,724	5,880	Fastenal Company *	237,611
1,800	Intuitive Surgical, Inc. #	457,200	2,280	Federal Signal Corporation	26,425
2,200	Invitrogen Corporation #	188,474	2,620	Flowserve Corporation	215,154
1,500	Kindred Healthcare, Inc. #	41,310	2,300	GATX Corporation	86,480
2,600	Kinetic Concepts, Inc. #	129,428	2,950	Graco, Inc.	100,949
2,800	LifePoint Hospitals, Inc. #	75,600	1,745	Granite Construction, Inc.	66,432
3,700	Lincare Holdings, Inc. #	123,617	3,880	Harsco Corporation	220,850
2,600	Medicis Pharmaceutical Corporation	52,806	2,670	Herman Miller, Inc.	84,853
15,238	Millennium Pharmaceuticals, Inc. #	231,160	2,210	HNI Corporation *	74,389
5,680	Omnicare, Inc.	125,755	2,830	Hubbell, Inc.	134,934
1,500	Par Pharmaceutical Companies, Inc. #	28,770	3,800	IDEX Corporation	118,674
5,600	PDL BioPharma, Inc. #	83,608	4,200	JB Hunt Transport Services, Inc. *	130,620
3,720	Perrigo Company *	114,725	8,500	JetBlue Airways Corporation #*	58,735
5,000	Pharmaceutical Product		5,050	Joy Global, Inc.	318,402
	Development, Inc.	216,800	3,600	Kansas City Southern, Inc. #	129,168
2,600	Psychiatric Solutions, Inc. #	78,442	7,900	KBR, Inc. #	249,561
3,700	ResMed, Inc. #	172,346	1,100	Kelly Services, Inc.	18,942
5,220	Sepracor, Inc. #	147,413	3,720	Kennametal, Inc.	113,944
2,970	STERIS Corporation	73,597	2,300	Korn/Ferry International #	37,007
1,900	Techne Corporation #	123,500	2,000	Lincoln Electric Holdings, Inc.	123,300
2,600	Universal Health Services, Inc.	122,538	3,740	Manpower, Inc.	210,412
4,370	Valeant Pharmaceuticals International #	49,468	1,300	Mine Safety Appliances Company *	58,019
1,400	Varian, Inc. #	75,950	2,300	MSC Industrial Direct Company, Inc.	94,461
3,900	VCA Antech, Inc. #	150,774	2,200	Navigant Consulting, Inc. #*	26,048
1,400	Ventana Medical Systems, Inc. #	124,670	1,580	Nordson Corporation	78,810
6,200	Vertex Pharmaceuticals, Inc. #*	126,232	3,600	Oshkosh Truck Corporation	164,736
2,000	Wellcare Health Plans, Inc. #	93,980	4,620	Pentair, Inc.	146,731

	Total Health Care	6,357,841	7,990	Quanta Services, Inc. #	175,141

			7,500	Republic Services, Inc.	225,000
Industrials (15.4%)			2,043	Rollins, Inc.	36,345
4,310	AGCO Corporation #‡	259,548	4,200	Roper Industries, Inc. *	234,864
4,300	AirTran Holdings, Inc. #*	37,109	2,440	SPX Corporation	245,464
1,920	Alaska Air Group, Inc. #	48,576	4,100	Stericycle, Inc. #	242,966
2,050	Alexander & Baldwin, Inc.	93,562	1,920	Teleflex, Inc.	113,510
1,600	Alliant Techsystems, Inc. #*	169,360	2,500	Thomas & Betts Corporation #	113,125
4,960	AMETEK, Inc.	218,438	4,500	Timken Company	136,035
4,900	Avis Budget Group, Inc. #	65,415	3,795	Trinity Industries, Inc. *	107,474
4,300	BE Aerospace, Inc. #	166,023	3,600	United Rentals, Inc. #	65,700
2,340	Brink’s Company	141,874	3,800	URS Corporation #	166,820
3,020	Carlisle Companies, Inc.	100,566	2,400	Wabtec Corporation	82,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Industrials — continued			4,000	MoneyGram International, Inc. *	$21,360
2,300	Werner Enterprises, Inc.	$46,851	4,720	MPS Group, Inc. #	47,436
2,600	YRC Worldwide, Inc. #*	47,606	2,650	National Instruments Corporation	71,179

	Total Industrials	7,933,086	8,500	NCR Corporation #	182,580

			3,600	NeuStar, Inc. #	106,956
Information Technology (13.3%)			4,900	Palm, Inc. *	26,558
18,700	3Com Corporation #	77,231	5,400	Parametric Technology Corporation #	88,830
1,680	ACI Worldwide, Inc. #	25,032	2,300	Plantronics, Inc.	43,930
13,700	Activision, Inc. #	354,419	4,200	Polycom, Inc. #	106,050
3,430	Acxiom Corporation	36,392	13,600	RF Micro Devices, Inc. #	43,928
5,500	ADC Telecommunications, Inc. #	81,345	3,160	Semtech Corporation #	40,353
2,660	ADTRAN, Inc. *	55,355	2,700	Silicon Laboratories, Inc. #	84,348
900	Advent Software, Inc. #	40,644	2,000	SRA International, Inc. #	54,860
3,700	Alliance Data Systems Corporation #‡	187,109	4,160	Sybase, Inc. #	117,395
8,400	Amphenol Corporation ‡	335,496	6,780	Synopsys, Inc. #	149,296
5,720	Arrow Electronics, Inc. #	195,738	2,640	Tech Data Corporation #	90,763
21,160	Atmel Corporation #‡	66,866	6,579	TriQuint Semiconductor, Inc. #	31,184
7,040	Avnet, Inc. #	250,694	4,600	ValueClick, Inc. #	100,418
2,260	Avocent Corporation #	37,516	8,670	Vishay Intertechnology, Inc. #	90,948
6,500	Broadridge Financial Solutions, LLC	140,790	10,300	Western Digital Corporation #	272,435
12,680	Cadence Design Systems, Inc. #*	128,702	3,600	Wind River Systems, Inc. #	30,204
3,067	CommScope, Inc. #	136,002	3,200	Zebra Technologies Corporation #	98,272

4,000	Cree, Inc. #*	118,200		Total Information Technology	6,829,031

1,740	CSG Systems International, Inc. #	22,202
7,510	Cypress Semiconductor Corporation #	159,588	Materials (6.8%)
3,200	Diebold, Inc.	82,816	3,790	Airgas, Inc. ‡	175,894
1,900	Digital River, Inc. #	71,250	3,780	Albemarle Corporation ‡	137,063
2,460	DST Systems, Inc. #	175,890	3,170	Cabot Corporation	94,244
2,000	Dycom Industries, Inc. #	47,240	2,300	Carpenter Technology Corporation	141,772
4,100	F5 Networks, Inc. #	96,473	2,200	CF Industries Holdings, Inc.	235,246
2,350	Fair Isaac Corporation *	59,925	11,370	Chemtura Corporation	76,179
5,800	Fairchild Semiconductor		2,000	Cleveland-Cliffs, Inc.	203,680
	International, Inc. #	71,050	5,500	Commercial Metals Company	155,925
7,000	Foundry Networks, Inc. #	96,600	1,950	Cytec Industries, Inc.	110,390
3,200	Gartner Group, Inc. #	47,520	2,090	Ferro Corporation	36,951
3,800	Global Payments, Inc.	142,120	3,500	FMC Corporation	186,060
6,380	Harris Corporation	348,922	4,800	Louisiana-Pacific Corporation	73,296
1,600	Imation Corporation	41,456	3,260	Lubrizol Corporation	171,509
6,900	Ingram Micro, Inc. #	122,682	2,000	Martin Marietta Materials, Inc. *	245,440
8,890	Integrated Device Technology, Inc. #	66,230	970	Minerals Technologies, Inc.	52,768
3,500	International Rectifier Corporation #	97,405	3,480	Olin Corporation	71,305
6,100	Intersil Corporation	140,483	4,300	Packaging Corporation of America	104,232
3,700	Jack Henry & Associates, Inc.	90,946	3,100	Reliance Steel & Aluminum Company	152,551
4,000	KEMET Corporation #	20,840	5,690	RPM International, Inc.	123,132
6,300	Lam Research Corporation #	241,857	2,100	Scotts Company	81,984
2,500	Macrovision Corporation #	41,975	2,120	Sensient Technologies Corporation	56,307
7,480	McAfee, Inc. #	251,777	4,740	Sonoco Products Company	146,276
4,140	Mentor Graphics Corporation #	34,155	4,600	Steel Dynamics, Inc. *	239,890
4,100	Metavante Technologies, Inc. #	90,815	5,000	Temple-Inland, Inc.	93,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Materials — continued			5,700	Equitable Resources, Inc.	$317,775
4,300	Terra Industries, Inc. #*	$193,801	4,130	Great Plains Energy, Inc.	115,144
4,820	Valspar Corporation	96,545	3,940	Hawaiian Electric Industries, Inc.	88,571
3,100	Worthington Industries, Inc.	50,809	2,320	IDACORP, Inc. *	75,725

	Total Materials	3,506,999	8,525	MDU Resources Group, Inc.	220,968

			3,960	National Fuel Gas Company *	170,716
Telecommunications Services (0.6%)			7,260	Northeast Utilities Service Company	201,247
11,710	Cincinnati Bell, Inc. #*	45,435	5,140	NSTAR	166,690
5,110	Telephone and Data Systems, Inc.	269,501	4,260	OGE Energy Corporation	139,430

	Total Telecommunications		4,800	ONEOK, Inc.	225,600
	Services	314,936	3,660	PNM Resources, Inc.	70,711

			5,720	Puget Energy, Inc.	149,578
Utilities (7.8%)			5,590	SCANA Corporation	208,451
3,660	AGL Resources, Inc. ‡	138,531	10,970	Sierra Pacific Resources	164,221
5,170	Alliant Energy Corporation ‡	190,773	3,620	Vectren Corporation	99,369
6,366	Aqua America, Inc. *	126,874	4,400	Westar Energy, Inc.	107,184
17,790	Aquila, Inc. #	62,443	2,390	WGL Holdings, Inc.	77,054
1,880	Black Hills Corporation	72,831	5,620	Wisconsin Energy Corporation	255,879

5,320	DPL, Inc. *	147,683		Total Utilities	3,995,420

3,400	Energen Corporation	213,860

7,450	Energy East Corporation	188,112		Total Common Stock
				(cost $40,032,038)	49,819,470

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.9%)	Rate (+)	Date	Value

5,590,692	Thrivent Financial Securities Lending Trust	4.140%	N/A	$5,590,692

	Total Collateral Held for Securities Loaned
	(cost $5,590,692)			5,590,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡	4.030%	5/16/2008	$124,070
1,617,242	Thrivent Money Market Fund	4.350	N/A	1,617,242

	Total Short-Term Investments (cost $1,740,782)			1,741,312

	Total Investments (cost $47,363,512) 111.0%			$57,151,474

	Other Assets and Liabilities, Net (11.0%)			(5,668,058)

	Total Net Assets 100.0%			$51,483,416

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Mini-Futures	22	March 2008	$1,669,461	$1,774,081	$104,620
Total Futures					$104,620

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $124,070 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,394,648 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,143,698
Gross unrealized depreciation	(4,355,736)

Net unrealized appreciation (depreciation)	$9,787,962
Cost for federal income tax purposes	$47,363,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (13.0%)			335	Media General, Inc.	$6,372
466	99 Cents Only Stores #	$3,877	440	Modine Manufacturing Company	6,794
1,150	Advance Auto Parts, Inc. ‡	41,032	620	Mohawk Industries, Inc. #	49,550
650	Aeropostale, Inc. #	18,310	500	Netflix, Inc. #*	12,575
2,421	American Eagle Outfitters, Inc. ‡	55,756	100	NVR, Inc. #	63,150
600	American Greetings Corporation	12,312	1,300	O’Reilly Automotive, Inc. #	38,259
700	AnnTaylor Stores Corporation #	17,605	800	Pacific Sunwear of California, Inc. #	8,896
886	ArvinMeritor, Inc.	12,032	1,400	PETsMART, Inc. *	32,018
495	Barnes & Noble, Inc.	16,805	600	Phillips-Van Heusen Corporation	25,284
915	Belo Corporation	15,198	400	Regis Corporation	10,132
315	Blyth, Inc.	6,864	800	Rent-A-Center, Inc. #	13,680
420	Bob Evans Farms, Inc.	12,491	1,420	Ross Stores, Inc.	41,393
565	Borders Group, Inc. *	6,362	500	Ruby Tuesday, Inc. *	3,845
1,280	BorgWarner, Inc. ‡	64,781	400	Ryland Group, Inc.	13,484
600	Boyd Gaming Corporation	16,038	1,635	Saks, Inc. #	29,512
1,135	Brinker International, Inc. ‡	21,122	310	Scholastic Corporation #	10,624
750	Callaway Golf Company	13,440	700	Scientific Games Corporation #	16,660
1,000	Career Education Corporation #	21,740	3,100	Service Corporation International	37,293
2,300	CarMax, Inc. #*	51,290	705	Sotheby’s Holdings, Inc.	21,904
180	CBRL Group, Inc.	5,629	100	Strayer Education, Inc.	17,258
1,300	Charming Shoppes, Inc. #	8,385	400	Thor Industries, Inc.	14,128
850	Cheesecake Factory, Inc. #	18,572	600	Timberland Company #	9,846
2,000	Chico’s FAS, Inc. #‡	21,580	1,300	Toll Brothers, Inc. #	30,264
400	Chipotle Mexican Grill, Inc. #	48,696	700	Tupperware Corporation	25,900
700	Coldwater Creek, Inc. #	4,501	1,300	Urban Outfitters, Inc. #	37,700
725	Collective Brands, Inc. #	12,774	575	Valassis Communications, Inc. #*	5,497
900	Corinthian Colleges, Inc. #	7,605	500	Warnaco Group, Inc. #	17,945
695	DeVry, Inc.	38,357	970	Williams-Sonoma, Inc. *	26,074

900	Dick’s Sporting Goods, Inc. #	29,295		Total Consumer Discretionary	1,557,638

1,002	Dollar Tree Stores, Inc. #	28,066
200	Entercom Communications Corporation	2,462	Consumer Staples (3.0%)
1,600	Foot Locker, Inc. ‡	21,904	1,000	Alberto-Culver Company	26,790
500	Furniture Brands International, Inc. *	4,775	730	BJ’s Wholesale Club, Inc. #	23,681
1,600	Gentex Corporation ‡	25,376	665	Church & Dwight Company, Inc. ‡	35,391
500	Getty Images, Inc. #	12,500	900	Corn Products International, Inc.	30,420
600	Guess ?, Inc. *	22,386	600	Energizer Holdings, Inc. #‡	56,172
1,100	Hanesbrands, Inc. #	28,171	700	Hansen Natural Corporation #*	26,992
535	Harte-Hanks, Inc.	8,571	725	Hormel Foods Corporation	28,086
500	Hovnanian Enterprises, Inc. #*	4,945	595	J.M. Smucker Company	27,804
255	International Speedway Corporation	10,440	145	Lancaster Colony Corporation	5,055
300	ITT Educational Services, Inc. #	27,405	600	NBTY, Inc. #	14,532
400	John Wiley and Sons, Inc.	15,768	610	PepsiAmericas, Inc.	15,030
800	Lamar Advertising Company	34,496	480	Ruddick Corporation	16,358
900	Lear Corporation #	26,424	1,200	Smithfield Foods, Inc. #	33,420
360	Lee Enterprises, Inc.	4,298	295	Tootsie Roll Industries, Inc.	7,369
400	Life Time Fitness, Inc. #*	17,736	350	Universal Corporation	17,434

300	M.D.C. Holdings, Inc.	13,881		Total Consumer Staples	364,534

400	Matthews International Corporation	19,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Energy (8.7%)			1,100	First American Corporation ‡	$47,905
1,600	Arch Coal, Inc. ‡	$70,400	200	First Community Bancorp, Inc. ‡	7,106
300	Bill Barrett Corporation #*	12,531	1,100	First Niagara Financial Group, Inc. ‡	13,992
1,000	Cimarex Energy Company ‡	40,810	970	FirstMerit Corporation ‡	21,699
2,600	Denbury Resources, Inc. #	65,780	665	Hanover Insurance Group, Inc.	30,291
500	Encore Acquisition Company #	16,300	1,250	HCC Insurance Holdings, Inc.	34,825
698	Exterran Holdings, Inc. #	45,538	900	Health Care REIT, Inc. *	38,601
1,500	FMC Technologies, Inc. #‡	72,240	700	Highwoods Properties, Inc. *	20,951
1,000	Forest Oil Corporation #‡	45,220	430	Horace Mann Educators Corporation	7,899
1,200	Frontier Oil Corporation ‡	42,324	1,000	Hospitality Properties Trust	33,950
1,430	Grant Prideco, Inc. #‡	71,185	800	IndyMac Bancorp, Inc. *	6,536
1,050	Helmerich & Payne, Inc.	41,181	1,300	Jefferies Group, Inc.	26,286
1,500	Newfield Exploration Company #	74,820	400	Jones Lang LaSalle, Inc.	31,120
370	Overseas Shipholding Group, Inc.	24,131	1,000	Liberty Property Trust	32,110
1,700	Patterson-UTI Energy, Inc.	33,286	800	Macerich Company	54,696
1,360	Pioneer Natural Resources Company	56,984	700	Mack-Cali Realty Corporation	24,864
1,230	Plains Exploration & Production		300	Mercury General Corporation	14,427
	Company #	59,827	1,000	Nationwide Health Properties, Inc. *	31,560
1,900	Pride International, Inc. #	60,249	3,500	New York Community Bancorp, Inc. *	64,925
600	Quicksilver Resources, Inc. #*	34,098	2,621	Old Republic International Corporation	39,132
1,900	Southwestern Energy Company #	106,228	970	PMI Group, Inc.	9,215
800	Superior Energy Services, Inc. #	32,072	518	Potlatch Corporation	22,238
680	Tidewater, Inc.	36,013	855	Protective Life Corporation	33,978

	Total Energy	1,041,217	900	Radian Group, Inc. *	8,226

			950	Raymond James Financial, Inc.	26,686
Financials (16.0%)			783	Rayonier, Inc. REIT	33,137
300	Alexandria Real Estate Equities, Inc.	29,469	1,100	Realty Income Corporation *	26,818
1,100	AMB Property Corporation ‡	55,660	700	Regency Centers Corporation	43,001
700	American Financial Group, Inc. *	19,411	1,400	SEI Investments Company	38,780
1,300	AmeriCredit Corporation #	17,303	500	StanCorp Financial Group, Inc.	24,605
1,000	Arthur J. Gallagher & Company ‡	25,410	400	SVB Financial Group #	19,360
1,344	Associated Banc-Corp ‡	37,874	4,300	Synovus Financial Corporation	56,803
845	Astoria Financial Corporation	22,967	1,220	TCF Financial Corporation	25,925
485	Bank of Hawaii Corporation	24,429	1,500	UDR, Inc.	34,245
600	BRE Properties, Inc. *	26,154	515	Unitrin, Inc.	21,192
1,300	Brown & Brown, Inc. ‡	29,263	1,750	W.R. Berkley Corporation ‡	52,955
600	Camden Property Trust	29,610	1,000	Waddell & Reed Financial, Inc.	33,180
500	Cathay General Bancorp	12,965	873	Washington Federal, Inc.	21,319
510	City National Corporation ‡	29,009	670	Webster Financial Corporation	22,693
1,700	Colonial BancGroup, Inc. ‡	26,690	900	Weingarten Realty Investors	30,258
400	Commerce Group, Inc.	14,460	225	Westamerica Bancorporation *	11,142
500	Cousins Properties, Inc. *	13,300	670	Wilmington Trust Corporation	23,363

600	Cullen/Frost Bankers, Inc.	32,664		Total Financials	1,920,751

1,600	Duke Realty Corporation	37,824
1,400	Eaton Vance Corporation	52,178	Health Care (12.4%)
500	Equity One, Inc.	11,805	624	Advanced Medical Optics, Inc. #*	13,123
705	Everest Re Group, Ltd.	71,691	800	Affymetrix, Inc. #*	16,048
700	Federal Realty Investment Trust	51,660	545	Apria Healthcare Group, Inc. #	11,565
2,385	Fidelity National Financial, Inc. ‡	46,961	710	Beckman Coulter, Inc. ‡	47,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Health Care — continued			1,210	Avis Budget Group, Inc. #	$16,154
700	Cephalon, Inc. #*	$45,941	1,000	BE Aerospace, Inc. #	38,610
700	Cerner Corporation #	36,680	505	Brink’s Company	30,618
800	Charles River Laboratories		630	Carlisle Companies, Inc.	20,979
	International, Inc. #	49,680	700	ChoicePoint, Inc. #‡	23,303
1,100	Community Health Systems, Inc. #	35,310	415	Con-way, Inc.	20,206
670	Covance, Inc. #	55,717	700	Copart, Inc. #	28,616
1,664	Dentsply International, Inc. ‡	68,740	400	Corporate Executive Board Company	23,020
700	Edwards Lifesciences Corporation #	32,389	1,400	Corrections Corporation of America #	37,156
1,500	Endo Pharmaceutical Holdings, Inc. #	39,210	600	Crane Company	24,522
600	Gen-Probe, Inc. #‡	34,290	600	Deluxe Corporation	14,592
2,600	Health Management Associates, Inc.	14,014	690	Donaldson Company, Inc.	28,911
1,250	Health Net, Inc. #	58,112	500	DRS Technologies, Inc.	26,835
1,000	Henry Schein, Inc. #	58,130	700	Dun & Bradstreet Corporation	64,386
630	Hillenbrand Industries, Inc.	32,584	1,440	Fastenal Company ‡	58,190
1,400	Hologic, Inc. #	90,104	495	Federal Signal Corporation ‡	5,737
400	Intuitive Surgical, Inc. #	101,600	600	Flowserve Corporation ‡	49,272
500	Invitrogen Corporation #	42,835	575	GATX Corporation	21,620
300	Kindred Healthcare, Inc. #	8,262	600	Graco, Inc. ‡	20,532
600	Kinetic Concepts, Inc. #	29,868	330	Granite Construction, Inc. ‡	12,563
600	LifePoint Hospitals, Inc. #	16,200	960	Harsco Corporation	54,643
930	Lincare Holdings, Inc. #	31,071	580	Herman Miller, Inc.	18,432
600	Medicis Pharmaceutical Corporation	12,186	415	HNI Corporation *	13,969
3,522	Millennium Pharmaceuticals, Inc. #	53,429	555	Hubbell, Inc.	26,462
1,385	Omnicare, Inc.	30,664	800	IDEX Corporation	24,984
400	Par Pharmaceutical Companies, Inc. #	7,672	1,010	JB Hunt Transport Services, Inc.	31,411
1,300	PDL BioPharma, Inc. #	19,409	1,900	JetBlue Airways Corporation #*	13,129
930	Perrigo Company	28,681	1,250	Joy Global, Inc.	78,812
1,200	Pharmaceutical Product Development, Inc.	52,032	900	Kansas City Southern, Inc. #	32,292
600	Psychiatric Solutions, Inc. #	18,102	1,900	KBR, Inc. #	60,021
900	ResMed, Inc. #	41,922	190	Kelly Services, Inc.	3,272
1,170	Sepracor, Inc. #	33,041	930	Kennametal, Inc.	28,486
780	STERIS Corporation	19,328	600	Korn/Ferry International #	9,654
500	Techne Corporation #	32,500	400	Lincoln Electric Holdings, Inc.	24,660
500	Universal Health Services, Inc.	23,565	950	Manpower, Inc.	53,447
1,070	Valeant Pharmaceuticals International #	12,112	300	Mine Safety Appliances Company	13,389
400	Varian, Inc. #	21,700	600	MSC Industrial Direct Company, Inc.	24,642
900	VCA Antech, Inc. #	34,794	500	Navigant Consulting, Inc. #*	5,920
300	Ventana Medical Systems, Inc. #	26,715	360	Nordson Corporation	17,957
1,500	Vertex Pharmaceuticals, Inc. #*	30,540	800	Oshkosh Truck Corporation	36,608
400	Wellcare Health Plans, Inc. #	18,796	1,030	Pentair, Inc.	32,713

	Total Health Care	1,485,876	1,800	Quanta Services, Inc. #	39,456

			1,750	Republic Services, Inc.	52,500
Industrials (15.4%)			510	Rollins, Inc.	9,073
1,010	AGCO Corporation #‡	60,822	1,000	Roper Industries, Inc. *	55,920
1,000	AirTran Holdings, Inc. #*	8,630	640	SPX Corporation	64,384
535	Alaska Air Group, Inc. #	13,536	1,000	Stericycle, Inc. #	59,260
550	Alexander & Baldwin, Inc.	25,102	335	Teleflex, Inc.	19,805
400	Alliant Techsystems, Inc. #‡	42,340	500	Thomas & Betts Corporation #	22,625
1,130	AMETEK, Inc. ‡	49,765	1,100	Timken Company	33,253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Industrials — continued			1,795	McAfee, Inc. #	$60,420
880	Trinity Industries, Inc.	$24,922	950	Mentor Graphics Corporation #	7,838
800	United Rentals, Inc. #	14,600	900	Metavante Technologies, Inc. #	19,935
800	URS Corporation #	35,120	900	MoneyGram International, Inc.	4,806
500	Wabtec Corporation	17,195	1,025	MPS Group, Inc. #	10,301
475	Werner Enterprises, Inc.	9,676	550	National Instruments Corporation	14,773
700	YRC Worldwide, Inc. #*	12,817	1,900	NCR Corporation #	40,812

	Total Industrials	1,841,526	800	NeuStar, Inc. #	23,768

			1,200	Palm, Inc. *	6,504
Information Technology (13.3%)			1,300	Parametric Technology Corporation #	21,385
4,300	3Com Corporation #	17,759	600	Plantronics, Inc.	11,460
485	ACI Worldwide, Inc. #	7,226	990	Polycom, Inc. #	24,998
3,177	Activision, Inc. #‡	82,189	3,100	RF Micro Devices, Inc. #	10,013
845	Acxiom Corporation	8,965	700	Semtech Corporation #	8,939
1,300	ADC Telecommunications, Inc. #	19,227	700	Silicon Laboratories, Inc. #	21,868
590	ADTRAN, Inc.	12,278	400	SRA International, Inc. #	10,972
200	Advent Software, Inc. #	9,032	900	Sybase, Inc. #	25,398
900	Alliance Data Systems Corporation #*‡	45,513	1,600	Synopsys, Inc. #	35,232
1,900	Amphenol Corporation ‡	75,886	545	Tech Data Corporation #	18,737
1,425	Arrow Electronics, Inc. #‡	48,764	1,515	TriQuint Semiconductor, Inc. #	7,181
4,890	Atmel Corporation #	15,452	1,100	ValueClick, Inc. #	24,013
1,660	Avnet, Inc. #‡	59,113	2,095	Vishay Intertechnology, Inc. #	21,977
600	Avocent Corporation #	9,960	2,400	Western Digital Corporation #	63,480
1,600	Broadridge Financial Solutions, LLC	34,656	900	Wind River Systems, Inc. #	7,551
2,980	Cadence Design Systems, Inc. #‡	30,247	700	Zebra Technologies Corporation #	21,497

757	CommScope, Inc. #	33,563		Total Information Technology	1,600,619

900	Cree, Inc. #*	26,595
445	CSG Systems International, Inc. #	5,678	Materials (6.8%)
1,740	Cypress Semiconductor Corporation #*	36,975	895	Airgas, Inc. ‡	41,537
790	Diebold, Inc.	20,445	860	Albemarle Corporation	31,184
400	Digital River, Inc. #	15,000	775	Cabot Corporation	23,041
590	DST Systems, Inc. #	42,185	600	Carpenter Technology Corporation	36,984
500	Dycom Industries, Inc. #	11,810	600	CF Industries Holdings, Inc.	64,158
900	F5 Networks, Inc. #‡	21,177	2,620	Chemtura Corporation	17,554
600	Fair Isaac Corporation ‡	15,300	400	Cleveland-Cliffs, Inc.	40,736
1,300	Fairchild Semiconductor		1,300	Commercial Metals Company	36,855
	International, Inc. #‡	15,925	465	Cytec Industries, Inc.	26,324
1,600	Foundry Networks, Inc. #	22,080	390	Ferro Corporation ‡	6,895
800	Gartner Group, Inc. #‡	11,880	800	FMC Corporation ‡	42,528
900	Global Payments, Inc. ‡	33,660	1,100	Louisiana-Pacific Corporation	16,797
1,590	Harris Corporation	86,957	770	Lubrizol Corporation	40,510
400	Imation Corporation	10,364	405	Martin Marietta Materials, Inc.	49,702
1,600	Ingram Micro, Inc. #	28,448	170	Minerals Technologies, Inc.	9,248
2,055	Integrated Device Technology, Inc. #	15,310	885	Olin Corporation	18,134
800	International Rectifier Corporation #	22,264	1,100	Packaging Corporation of America	26,664
1,500	Intersil Corporation	34,545	700	Reliance Steel & Aluminum Company	34,447
800	Jack Henry & Associates, Inc.	19,664	1,315	RPM International, Inc.	28,457
900	KEMET Corporation #	4,689	400	Scotts Company	15,616
1,500	Lam Research Corporation #	57,585	610	Sensient Technologies Corporation	16,202
500	Macrovision Corporation #	8,395	1,075	Sonoco Products Company	33,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Materials — continued			1,300	Equitable Resources, Inc. ‡	$72,475
1,000	Steel Dynamics, Inc.	$52,150	1,030	Great Plains Energy, Inc. ‡	28,716
1,200	Temple-Inland, Inc.	22,500	970	Hawaiian Electric Industries, Inc.	21,806
1,100	Terra Industries, Inc. #	49,577	525	IDACORP, Inc. *	17,136
1,100	Valspar Corporation	22,033	2,150	MDU Resources Group, Inc.	55,728
700	Worthington Industries, Inc.	11,473	870	National Fuel Gas Company	37,506

	Total Materials	814,480	1,625	Northeast Utilities Service Company	45,045

			1,130	NSTAR	36,646
Telecommunications Services (0.6%)			965	OGE Energy Corporation	31,584
2,660	Cincinnati Bell, Inc. #*	10,321	1,200	ONEOK, Inc.	56,400
1,235	Telephone and Data Systems, Inc.	65,134	795	PNM Resources, Inc.	15,359

	Total Telecommunications Services	75,455	1,225	Puget Energy, Inc.	32,034

			1,190	SCANA Corporation	44,375
Utilities (7.6%)			2,470	Sierra Pacific Resources	36,976
785	AGL Resources, Inc. ‡	29,712	840	Vectren Corporation	23,058
1,175	Alliant Energy Corporation ‡	43,358	1,000	Westar Energy, Inc.	24,360
1,400	Aqua America, Inc. *	27,902	580	WGL Holdings, Inc.	18,699
4,095	Aquila, Inc. #‡	14,373	1,210	Wisconsin Energy Corporation	55,091

370	Black Hills Corporation	14,334		Total Utilities	909,595

1,245	DPL, Inc. *	34,561

800	Energen Corporation	50,320		Total Common Stock
1,665	Energy East Corporation	42,041		(cost $8,346,012)	11,611,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.7%)	Rate (+)	Date	Value

687,125	Thrivent Financial Securities Lending Trust	4.140%	N/A	$687,125

	Total Collateral Held for Securities Loaned
	(cost $687,125)			687,125

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.6%)	Rate (+)	Date	Value

$100,000	Federal National Mortgage Association ‡	2.540%	5/16/2008	$99,256
209,645	Thrivent Money Market Fund	4.350	N/A	209,644

	Total Short-Term Investments (cost $308,477)			308,900

	Total Investments (cost $9,341,614) 105.1%			$12,607,716

	Other Assets and Liabilities, Net (5.1%)			(614,201)

	Total Net Assets 100.0%			$11,993,515

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Mini-Futures	3	March 2008	$247,868	$241,920	($5,948)
Total Futures					($5,948)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $99,256 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,181,967 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,048,531
Gross unrealized depreciation	(782,429)

Net unrealized appreciation (depreciation)	$3,266,102
Cost for federal income tax purposes	$9,341,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Partner International Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (95.5%)	Value ^	Shares	Common Stock (95.5%)	Value ^

Australia (4.3%)			29,000	Power Corporation *	$1,028,184
52,733	Babcock & Brown, Ltd. *	$884,533	31,900	Research In Motion, Ltd. #	2,988,262
145,052	BHP Billiton, Ltd. *	4,863,636	27,800	Shoppers Drug Mart Corporation	1,359,406

21,430	Cochlear, Ltd.	1,351,331		Total Canada	24,858,288

63,106	CSL, Ltd.	1,975,578
170,895	Harvey Norman Holdings, Ltd.	866,314	Denmark (0.7%)
11,266	Incitec Pivot, Ltd.	1,233,912	41,744	Novo Nordisk AS *	2,633,647
36,268	Leighton Holdings, Ltd. *	1,632,180	19,200	Vestas Wind Systems #	1,864,836

19,258	Macquarie Group, Ltd. *	1,121,859		Total Denmark	4,498,483

151,513	OneSteel, Ltd.	915,161
25,112	Rio Tinto, Ltd. *	2,832,950	Finland (1.3%)
182,591	Seek, Ltd. *	1,042,493	24,816	Konecranes Oyj	759,939
1	Suncorp-Metway, Ltd.	14	186,693	Nokia Oyj	6,874,777

131,100	Westpac Banking Corporation	3,057,516		Total Finland	7,634,716

87,059	Woolworths, Ltd.	2,268,972
49,135	WorleyParsons, Ltd.	1,746,230	France (5.4%)

	Total Australia	25,792,679	9,174	Alstom	1,852,661

			14,442	Arkema #	819,935
Austria (0.2%)			182,300	Axa SA	6,261,785
23,592	Voestalpine AG	1,454,872	23,164	Bouygues SA	1,786,008

	Total Austria	1,454,872	10,000	Michelin Class B	965,117

			9,718	Nexans SA	1,073,966
Belgium (0.5%)			50,800	Schneider Electric SA	5,876,426
21,658	InBev NV	1,787,448	17,002	UBISOFT Entertainment SA #	1,545,342
11,091	KBC Groep NV	1,416,030	5,782	Unibail-Rodamco	1,372,132

	Total Belgium	3,203,478	33,007	Vinci SA	2,256,661

			214,879	Vivendi Universal SA	8,659,055

Bermuda (0.1%)				Total France	32,469,088

325,000	GOME Electrical Appliances
	Holdings, Ltd.	740,900	Germany (9.5%)

	Total Bermuda	740,900	137,200	Adidas AG	8,751,161

			26,867	BASF SE	3,499,341
Brazil (0.9%)			40,801	Bayer AG	3,347,842
127,100	Empresa Brasileira de Aeronautica		95,300	Celesio AG	5,612,371
	SA ADR	5,516,140	11,279	DaimlerChrysler AG	882,049

	Total Brazil	5,516,140	17,411	Deutsche Boerse AG	3,046,664

			204,100	Deutsche Post AG-REG	6,585,396
Canada (4.1%)			31,750	E.ON AG	5,847,244
25,000	Addax Petroleum Corporation	1,006,623	23,191	Fresenius Medical Care AG & Company	1,193,230
27,600	Agrium, Inc. #	1,779,528	13,434	MAN AG	1,656,149
65,900	Barrick Gold Corporation	3,400,338	38,124	MG Technologies AG #	1,178,114
159,000	Bombardier, Inc. #	783,836	854	Porsche AG	1,533,093
121,778	CGI Group, Inc. #	1,218,872	9,289	Q-Cells AG #*	873,970
53,800	EnCana Corporation	3,546,481	9,497	RWE AG	1,165,868
15,500	First Quantum Minerals, Ltd.	1,160,686	9,083	Salzgitter AG	1,424,559
35,000	Imperial Oil, Ltd. *	1,720,546	24,137	SGL Carbon AG #	1,222,873
13,400	Petrobank Energy & Resources, Ltd. #	673,003	78,521	Siemens AG	10,121,901

21,700	Petro-Canada	986,128		Total Germany	57,941,825

22,700	Potash Corporation of Saskatchewan	3,206,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Partner International Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (95.5%)	Value ^	Shares	Common Stock (95.5%)	Value ^

Greece (0.9%)			115,000	Matsushita Electric Industrial
47,400	Alpha Bank AE	$1,570,839		Company, Ltd.	$2,452,399
42,972	Coca-Cola Hellenic Bottling		46,800	Mitsubishi Corporation	1,240,162
	Company SA	1,814,312	89,000	Mitsubishi Estate Company, Ltd.	2,395,761
32,832	National Bank of Greece SA	2,006,779	374,000	Mitsubishi Materials Corporation	1,548,309

	Total Greece	5,391,930	660,000	Mitsubishi UFJ Financial Group, Inc.	6,541,565

			130,000	Mitsui Osk Lines, Ltd.	1,595,891
Hong Kong (1.5%)			353,850	Mitsui Sumitomo Insurance Company	3,667,203
304,000	BOC Hong Kong (Holdings), Ltd.	760,107	108,900	Nikon Corporation	3,027,981
98,000	Henderson Land Development		6,100	Nintendo Company, Ltd.	3,084,667
	Company, Ltd.	846,407	78,000	Nippon Electric Glass Company, Ltd.	1,165,280
85,000	Hong Kong Exchanges and		232,477	Nippon Sheet Glass Company	1,073,261
	Clearing, Ltd.	1,772,468	7,094	Nisshinbo Industries, Inc. *	76,390
134,000	Kerry Properties, Ltd.	903,329	42,000	Nomura Research Institute, Ltd.	1,117,095
282,900	Swire Pacific, Ltd.	3,841,758	47,000	Olympus Corporation	1,585,438
203,111	Vtech Holdings, Ltd.	1,171,081	57,500	Sony Corporation	2,716,350

	Total Hong Kong	9,295,150	528,200	Sumitomo Corporation	7,381,183

			710,300	Sumitomo Trust and Banking
Italy (3.9%)				Company, Ltd.	4,572,811
123,502	Enel SPA	1,371,798	36,000	Taisho Pharmaceutical Company, Ltd.	750,215
183,300	Eni SPA	5,926,809	76,200	Takeda Pharmaceutical Company, Ltd.	4,653,049
79,369	Fiat SPA	1,863,968	30,800	Tokai Rika Company, Ltd.	938,084
247,900	Finmeccanica SPA	7,409,873	101,600	Toyota Motor Corporation	5,500,732
49,194	Prysmian SPA #	988,188	31,000	Trend Micro, Inc. *	1,119,666
779,000	UniCredito Italiano SPA	5,773,472	91,200	Urban Corporation	849,517

	Total Italy	23,334,108		Total Japan	104,101,522

Japan (17.1%)			Luxembourg (0.2%)
28,200	Aisin Seiki Company, Ltd.	1,129,605	26,850	Oriflame Cosmetics SA	1,473,830

135,000	Asahi Glass Company, Ltd. *	1,698,346		Total Luxembourg	1,473,830

316,300	Bridgestone Corporation	5,371,637
19,600	Canon, Inc.	830,904	Netherlands (2.2%)
205	Central Japan Railway Company	1,899,024	51,911	Arcelor Mittal	3,400,533
97,000	Chiba Bank, Ltd.	723,237	23,577	Furgo NV	1,616,083
145,200	Daiichi Sankyo Company, Ltd.	4,358,020	163,800	ING Groep NV	5,337,162
40,400	Daikin Industries, Ltd.	1,829,185	12,676	Koninklijke Boskalis Westminster NV	690,218
135,900	Daito Trust Construction		18,032	Koninklijke DSM NV	761,239
	Company, Ltd.	7,382,787	49,954	Unilever NV	1,629,068

403	Geo Corporation *	625,816		Total Netherlands	13,434,303

317,000	Hitachi, Ltd.	2,375,042
21,200	IBIDEN Company, Ltd.	1,345,930	Norway (2.0%)
161,000	ITOCHU Corporation	1,488,284	82,000	DnB NOR ASA	1,071,753
355	Japan Tobacco, Inc.	1,883,973	357,700	Norsk Hydro ASA	4,285,921
257	KDDI Corporation	1,756,168	228,849	Statoil ASA	6,025,803
74,700	Komatsu, Ltd.	1,821,130	50,100	Tandberg ASA	873,257

98,000	Konica Minolta Holdings, Inc.	1,579,278		Total Norway	12,256,734

42,600	Kyocera Corporation	3,403,211
39,400	Makita Corporation	1,476,611	Singapore (2.6%)
220,000	Marubeni Corporation	1,534,512	296,000	Capitaland, Ltd.	1,253,457
20,531	Matsuda Sangyo Company, Ltd.	535,813	59,670	City Developments, Ltd.	481,314

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Partner International Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (95.5%)	Value ^	Shares	Common Stock (95.5%)	Value ^

Singapore — continued			United Kingdom (19.2%)
71,000	DBS Group Holdings, Ltd.	$885,806	80,052	Aggreko plc	$855,835
626,000	Golden Agri-Resources, Ltd.	862,440	70,649	Anglo American plc	3,903,607
144,000	Keppel Land, Ltd.	638,153	131,163	AstraZeneca plc	5,508,194
2,642,590	Singapore Telecommunications, Ltd.	6,882,856	80,023	Autonomy Corporation plc #	1,462,421
384,100	United Overseas Bank, Ltd.	4,776,285	175,974	BG Group plc	3,882,205

	Total Singapore	15,780,311	112,628	BHP Billiton plc	3,405,670

			94,684	British American Tobacco plc	3,391,679
South Korea (1.6%)			629,500	British Sky Broadcasting Group plc	6,915,863
30,050	LG Electronics, Inc.	2,916,623	311,644	Centricia plc	2,068,724
11,031	Samsung Electronics Company, Ltd.	7,027,829	74,572	Charter plc #	1,038,892

	Total South Korea	9,944,452	36,848	Chemring Group plc	1,587,028

			273,928	GAME GROUP plc	1,091,463
Spain (5.3%)			411,648	GlaxoSmithKline plc	9,755,787
204,300	Banco Bilbao Vizcaya Argentaria SA *	4,297,772	120,255	Group 4 Securicor plc	528,725
22,602	Bolsas y Mercados Espanoles	1,392,953	2	Henderson Group plc	4
54,991	Grifols SA	1,343,535	52,235	Imperial Tobacco Group plc	2,554,966
322,000	Iberdrola SA	4,907,843	206,732	International Power plc	1,650,403
28,722	Industria de Diseno Textil SA (Inditex)	1,443,005	94,320	John Wood Group plc	717,068
591,016	Telefonica SA	17,278,297	1,606,400	Kingfisher plc	4,693,346
22,828	Union Fenosa SA	1,526,398	580,300	Lloyds TSB Group plc	5,067,730

	Total Spain	32,189,803	35,561	National Express Group plc	838,049

			420,000	Pearson plc	5,813,188
Sweden (1.6%)			138,792	Petrofac, Ltd.	1,427,524
26,600	Alfa Laval AB	1,435,788	41,609	Reckitt Benckiser Group plc	2,179,388
35,475	Hennes & Mauritz AB	1,923,009	19,509	Rio Tinto plc	1,953,197
44,100	Ssab Svenskt Stal AB	1,168,895	385,800	Royal Bank of Scotland Group plc	2,974,166
2,295,000	Telefonaktiebolaget LM Ericsson	5,225,556	90,039	Shire plc	1,613,361

	Total Sweden	9,753,248	202,669	Stagecoach Group plc	977,357

			77,031	Standard Chartered plc	2,582,997
Switzerland (8.9%)			430,898	Tesco plc	3,601,927
136,498	ABB, Ltd.	3,414,004	145,182	Thomas Cook Group plc #	772,620
24,126	Actelion, Ltd. #*	1,206,157	285,009	Unilever plc	9,394,586
1,855	Galenica AG	633,021	78,432	United Business Media plc	862,861
6,350	Givaudan SA *	6,261,834	2,526,487	Vodafone Group plc	8,837,932
28,000	Julius Baer Holding AG	1,966,840	339,975	William Morrison Supermarkets plc	2,045,461
38,370	Nestle SA	17,178,061	484,300	WPP Group plc	5,961,541
185,510	Novartis AG	9,398,544	45,144	Xstrata plc	3,475,630
12,884	Phonak Holding AG	1,151,759	176,742	Yell Group plc	1,178,608

20,378	Roche Holding AG	3,700,058		Total United Kingdom	116,570,003

5,955	Swatch Group AG	1,607,773
80,400	Swiss Reinsurance Company *	6,040,877	United States (0.5%)
6,173	Zurich Financial Services AG	1,767,524	41,117	iShares MSCI EAFE Index Fund	2,972,348

	Total Switzerland	54,326,452		Total United States	2,972,348

Taiwan (1.0%)				Total Common Stock
629,436	Taiwan Semiconductor Manufacturing			(cost $532,776,853)	580,775,829

	Company, Ltd. ADR	5,841,166

	Total Taiwan	5,841,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Partner International Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.8%)	Rate (+)	Date	Value

35,543,790	Thrivent Financial Securities Lending Trust	4.140%	N/A	$35,543,790

	Total Collateral Held for Securities Loaned
	(cost $35,543,790)			35,543,790

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.5%)	Rate (+)	Date	Value

$11,490,000	Mont Blanc Capital Corporation	3.140%	2/1/2008	$11,490,000
1,779,025	Thrivent Money Market Fund	4.350	N/A	1,779,025
10,000,000	UBS Finance Delaware, LLC	3.020	2/1/2008	10,000,000
4,000,000	Yorktown Capital, LLC	3.520	2/6/2008	3,998,044

	Total Short-Term Investments (at amortized cost)			27,267,069

	Total Investments (cost $595,587,712) 105.8%			$643,586,688

	Other Assets and Liabilities, Net (5.8%)			(35,445,512)

	Total Net Assets 100.0%			$608,141,176

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by and issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$80,799,180
Gross unrealized depreciation	(32,800,204)

Net unrealized appreciation (depreciation)	$47,998,976
Cost for federal income tax purposes	$595,587,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Large Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (9.1%)			42,278	Transocean, Inc. #*	$5,183,283
25,700	Abercrombie & Fitch Company	$2,048,033	52,600	Weatherford International, Ltd. #	3,251,206
79,700	Aeropostale, Inc. #	2,245,149	34,150	Willbros Group, Inc. #*	1,137,878
50,950	Amazon.com, Inc. #*~	3,958,815	77,275	XTO Energy, Inc.	4,013,664

31,050	Apollo Group, Inc. #	2,475,927		Total Energy	40,409,615

81,050	Best Buy Company, Inc.	3,956,050
87,950	Burger King Holdings, Inc.	2,317,482	Financials (10.5%)
98,300	Comcast Corporation #	1,768,417	79,750	American International Group, Inc.	4,399,010
35,900	Crocs, Inc. #*	1,248,961	64,450	Bank of New York Mellon Corporation	3,005,304
98,800	International Game Technology *	4,215,796	161,850	Charles Schwab Corporation *	3,609,255
37,100	Liberty Global, Inc. #	1,499,211	89,300	Citigroup, Inc.	2,520,046
85,250	McDonald’s Corporation	4,565,138	13,950	CME Group, Inc.	8,633,655
39,600	McGraw-Hill Companies, Inc.	1,693,296	23,000	Franklin Resources, Inc.	2,397,290
23,800	MGM MIRAGE #	1,742,636	42,300	Goldman Sachs Group, Inc.	8,492,571
116,250	News Corporation	2,259,900	12,300	IntercontinentalExchange, Inc. #	1,721,508
63,600	NIKE, Inc. *	3,927,936	98,500	J.P. Morgan Chase & Company	4,683,675
13,800	Nordstrom, Inc.	536,820	71,110	Lehman Brothers Holdings, Inc.	4,563,129
60,890	Orbitz Worldwide, Inc. #	382,389	33,600	Nymex Holdings, Inc. *	3,864,000
43,950	Royal Caribbean Cruises, Ltd. *	1,770,306	36,150	Prudential Financial, Inc.	3,049,976
59,300	Staples, Inc.	1,419,642	35,150	State Street Corporation	2,886,518
37,350	Target Corporation *	2,075,913	47,450	T. Rowe Price Group, Inc. *	2,400,496
21,150	Wynn Resorts, Ltd.	2,431,827	39,350	UBS AG	1,624,762

45,900	Yum! Brands, Inc.	1,567,944		Total Financials	57,851,195

	Total Consumer Discretionary	50,107,588

			Health Care (15.5%)
Consumer Staples (7.4%)			96,600	Abbott Laboratories	5,438,580
58,300	Altria Group, Inc.	4,420,306	61,450	Aetna, Inc.	3,272,827
64,700	Avon Products, Inc.	2,265,794	23,900	Alcon, Inc.	3,393,800
23,650	Bunge, Ltd. ~	2,801,816	64,050	Allergan, Inc.	4,303,520
112,300	Coca-Cola Company	6,644,791	107,500	Baxter International, Inc.	6,529,550
69,150	Colgate-Palmolive Company	5,324,550	91,200	Bristol-Myers Squibb Company	2,114,928
57,750	Costco Wholesale Corporation	3,923,535	40,700	Cardinal Health, Inc.	2,359,379
144,850	CVS/Caremark Corporation	5,659,290	57,050	Celgene Corporation #	3,201,076
39,200	Molson Coors Brewing Company *	1,751,064	54,050	Express Scripts, Inc. #	3,647,834
25,150	Reynolds American, Inc. *	1,592,750	72,200	Genentech, Inc. #	5,067,718
97,400	Safeway, Inc.	3,018,426	29,905	Genzyme Corporation #	2,336,478
66,500	Wal-Mart Stores, Inc.	3,383,520	227,350	Gilead Sciences, Inc. #	10,387,622

	Total Consumer Staples	40,785,842	44,850	Hologic, Inc. #*	2,886,546

			9,700	Intuitive Surgical, Inc. #~	2,463,800
Energy (7.4%)			91,150	Merck & Company, Inc.	4,218,422
42,300	Devon Energy Corporation	3,594,654	82,350	Pfizer, Inc.	1,926,166
25,450	FMC Technologies, Inc. #	1,225,672	123,400	Schering-Plough Corporation *	2,414,938
34,100	Holly Corporation	1,651,122	78,200	St. Jude Medical, Inc. #	3,167,882
52,750	Marathon Oil Corporation	2,471,338	95,750	Teva Pharmaceutical Industries, Ltd.
50,500	National Oilwell Varco, Inc. #	3,041,615		ADR	4,408,330
48,000	Noble Corporation	2,100,960	131,844	Thermo Electron Corporation #	6,788,648
37,050	Petroleo Brasileiro SA ADR *	4,117,737	28,200	WellPoint, Inc. #	2,205,240
16,700	Range Resources Corporation	872,074	32,400	Zimmer Holdings, Inc. #	2,535,948

64,510	Schlumberger, Ltd.	4,867,925		Total Health Care	85,069,232

30,650	Suncor Energy, Inc.	2,880,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Large Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Industrials (11.0%)			12,800	International Business Machines
61,950	ABB, Ltd.	$1,548,750		Corporation	$1,373,952
21,200	AGCO Corporation #*	1,276,664	40,100	LDK Solar Company, Ltd. #*	1,413,525
28,350	Chicago Bridge and Iron Company	1,261,292	14,450	MasterCard, Inc. *	2,991,150
53,650	Danaher Corporation *	3,994,242	443,500	Microsoft Corporation	14,458,100
72,800	Deere & Company	6,388,928	73,750	Network Appliance, Inc. #	1,712,475
92,350	Emerson Electric Company	4,695,074	57,600	Nice Systems, Ltd. ADR #	1,763,136
62,600	Expeditors International of		62,500	Nokia Oyj ADR	2,309,375
	Washington, Inc. *	2,960,354	34,625	NVIDIA Corporation #	851,429
55,550	Foster Wheeler, Ltd. #	3,803,508	276,895	Oracle Corporation #	5,690,192
44,650	General Dynamics Corporation	3,771,139	154,150	QUALCOMM, Inc.	6,539,043
229,720	General Electric Company	8,134,385	77,250	Research in Motion, Ltd. #	7,252,230
65,450	Honeywell International, Inc.	3,866,132	28,450	Riverbed Technology, Inc. #	635,858
43,000	McDermott International, Inc. #	2,028,740	36,850	Seagate Technology	746,950
95,950	Northwest Airlines Corporation #	1,795,224	6,050	Smith Micro Software, Inc. #*	45,556
28,050	Oshkosh Truck Corporation	1,283,568	1	Sun Microsystems, Inc. #	9
23,550	Precision Castparts Corporation	2,679,990	12,950	VMware, Inc. #*	733,618
49,500	Raytheon Company	3,224,430	94,300	Western Union Company	2,112,320
27,950	Suntech Power Holdings		120,400	Yahoo!, Inc. #~	2,309,272

	Company, Ltd. #~	1,529,704		Total Information Technology	152,118,502

31,550	Textron, Inc.	1,768,378
58,000	UAL Corporation #*	2,201,100	Materials (5.7%)
17,400	Union Pacific Corporation	2,175,522	33,650	Agrium, Inc.	2,167,733

	Total Industrials	60,387,124	38,400	Air Products and Chemicals, Inc.	3,456,768

			43,900	Freeport-McMoRan Copper & Gold, Inc.	3,908,417
Information Technology (27.7%)			123,300	Monsanto Company	13,863,852
101,350	Accenture, Ltd.	3,508,737	35,600	Nucor Corporation *	2,057,680
193,600	Adobe Systems, Inc. #	6,762,448	36,100	Potash Corporation of
106,650	Apple Computer, Inc. #	14,436,144		Saskatchewan, Inc.	5,085,768
67,100	Applied Materials, Inc.	1,202,432	7,650	United States Steel Corporation #~	781,142

128,125	Broadcom Corporation #	2,829,000		Total Materials	31,321,360

58,650	CIENA Corporation #	1,591,174
600,900	Cisco Systems, Inc. #	14,722,050	Telecommunications Services (2.9%)
194,650	Corning, Inc.	4,685,226	101,500	America Movil SA de CV ADR	6,080,865
118,550	Dell, Inc. #	2,375,742	59,399	American Tower Corporation #	2,229,244
151,400	eBay, Inc. #	4,071,146	62,600	AT&T, Inc.	2,409,474
64,970	Electronic Arts, Inc. #	3,077,629	75,950	NII Holdings, Inc. #	3,240,027
240,330	EMC Corporation #	3,814,037	54,650	Tim Participacoes SA ADR *	2,087,084

60,050	F5 Networks, Inc. #	1,412,976		Total Telecommunications
60,600	Foundry Networks, Inc. #	836,280		Services	16,046,694

35,300	Google, Inc. #	19,919,783

154,450	Hewlett-Packard Company	6,757,188		Total Common Stock
338,600	Intel Corporation	7,178,320		(cost $527,944,512)	534,097,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Large Cap Growth Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.2%)	Rate (+)	Date	Value

22,856,450	Thrivent Financial Securities Lending Trust	4.140%	N/A	$22,856,450

	Total Collateral Held for Securities Loaned
	(cost $22,856,450)			22,856,450

		Interest	Maturity
Shares	Short-Term Investments (3.1%)	Rate (+)	Date	Value

17,040,740	Thrivent Money Market Fund	4.350%	N/A	$17,040,740

	Total Short-Term Investments (at amortized cost)			17,040,740

	Total Investments (cost $567,841,702) 104.5%			$573,994,342

	Other Assets and Liabilities, Net (4.5%)			(24,728,254)

	Total Net Assets 100.0%			$549,266,088

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Amazon.com, Inc.	80	$75	February 2008	($38,000)	$13,835
Bunge, Ltd.	31	125	February 2008	(10,478)	(2,600)
Intuitive Surgical, Inc.	16	280	February 2008	(16,320)	(2,891)
Suntech Power Holdings Company, Ltd.	141	55	February 2008	(52,170)	(3,805)
United States Steel Corporation	38	110	February 2008	(5,871)	0
Yahoo! Inc.	366	20	February 2008	(16,836)	1,054
Total Call Options Written					$5,593

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,940,820
Gross unrealized depreciation	(30,788,180)

Net unrealized appreciation (depreciation)	$6,152,640
Cost for federal income tax purposes	$567,841,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Large Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Consumer Discretionary (8.9%)			280,480	Bank of America Corporation	$12,439,288
63,600	Best Buy Company, Inc. *	$3,104,316	247,003	Bank of New York Mellon
54,600	BorgWarner, Inc. *	2,763,306		Corporation *	11,517,750
70,600	Carnival Corporation	3,140,994	82,200	Chubb Corporation *	4,257,138
51,150	CBS Corporation *	1,288,468	355,732	Citigroup, Inc. *	10,038,757
110,850	Comcast Corporation #	2,013,036	44,400	City National Corporation	2,525,472
318,900	Gap, Inc.	6,097,368	16,400	Everest Re Group, Ltd.	1,667,716
104,400	General Motors Corporation *	2,955,564	83,440	Federal Home Loan Mortgage
73,484	Liberty Media Corporation — Capital #	7,908,348		Corporation	2,535,742
72,200	McDonald’s Corporation	3,866,310	54,100	Federal National Mortgage Association	1,831,826
277,500	News Corporation	5,244,750	20,000	Goldman Sachs Group, Inc.	4,015,400
32,200	NIKE, Inc. *	1,988,672	20,580	Hartford Financial Services Group, Inc.	1,662,247
68,000	Omnicom Group, Inc.	3,085,160	415,700	Hudson City Bancorp, Inc. *	6,809,166
214,100	Time Warner, Inc.	3,369,934	37,400	iShares Nasdaq Biotechnology
115,000	TJX Companies, Inc.	3,629,400		Index Fund #*	2,915,330
60,500	Viacom, Inc. #	2,344,980	406,900	J.P. Morgan Chase & Company *	19,348,093
122,200	Walt Disney Company *	3,657,446	30,700	Lehman Brothers Holdings, Inc.	1,970,019

	Total Consumer Discretionary	56,458,052	110,000	Merrill Lynch & Company, Inc. *	6,204,000

			91,800	Morgan Stanley *	4,537,674
Consumer Staples (9.3%)			29,400	PNC Financial Services Group, Inc.	1,929,228
169,700	Altria Group, Inc.	12,866,654	125,200	Principal Financial Group, Inc.	7,463,172
76,100	Anheuser-Busch Companies, Inc. *	3,540,172	59,100	State Street Corporation	4,853,292
196,200	ConAgra Foods, Inc. *	4,224,186	283,400	Synovus Financial Corporation	3,743,714
80,900	Costco Wholesale Corporation	5,496,346	133,300	Travelers Companies, Inc.	6,411,730
38,300	Diageo plc ADR	3,091,193	110,600	U.S. Bancorp *	3,754,870
204,600	General Mills, Inc.	11,173,206	134,414	Wachovia Corporation *	5,232,737
67,110	Kimberly-Clark Corporation	4,405,772	284,100	Washington Federal, Inc. *	6,937,722
199,100	Kraft Foods, Inc.	5,825,666	84,462	Washington Mutual, Inc. *	1,682,483
125,400	Kroger Company	3,191,430	204,500	Wells Fargo & Company *	6,955,045

47,200	Safeway, Inc.	1,462,728		Total Financials	148,650,496

110,700	Unilever NV ADR	3,599,964

	Total Consumer Staples	58,877,317	Health Care (9.5%)

			156,800	Abbott Laboratories	8,827,840
Energy (11.9%)			38,700	Aetna, Inc.	2,061,162
74,550	Apache Corporation	7,115,052	82,200	Baxter International, Inc.	4,992,828
112,614	Chevron Corporation *	9,515,883	62,800	Eli Lilly and Company	3,235,456
106,612	ConocoPhillips	8,563,076	65,560	Johnson & Johnson	4,147,326
36,800	Devon Energy Corporation	3,127,264	100,200	McKesson Corporation	6,291,558
141,000	Exxon Mobil Corporation	12,182,400	72,000	Merck & Company, Inc.	3,332,160
84,900	Halliburton Company	2,816,133	570,000	Pfizer, Inc.	13,332,300
116,100	Occidental Petroleum Corporation	7,879,707	182,500	Sanofi-Aventis ADR *	7,462,425
40,300	Royal Dutch Shell plc ADR	2,877,823	40,000	WellPoint, Inc. #	3,128,000
34,500	Schlumberger, Ltd.	2,603,370	73,200	Wyeth *	2,913,360

150,500	Sunoco, Inc.	9,361,100		Total Health Care	59,724,415

127,600	Total SA ADR	9,286,728

	Total Energy	75,328,536	Industrials (10.8%)

			193,100	AMR Corporation #*	2,691,814
Financials (23.5%)			34,500	Armstrong World Industries, Inc. #	1,266,495
35,200	ACE, Ltd.	2,053,568	85,900	CSX Corporation	4,164,432
60,700	Ameriprise Financial, Inc.	3,357,317	69,200	Deere & Company	6,072,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Large Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Industrials — continued			Materials (4.2%)
95,800	Emerson Electric Company	$4,870,472	107,850	Alcoa, Inc.	$3,569,835
20,000	General Dynamics Corporation	1,689,200	59,900	Dow Chemical Company *	2,315,734
296,100	General Electric Company	10,484,901	135,700	E.I. du Pont de Nemours and Company	6,130,926
109,400	Honeywell International, Inc.	6,462,258	67,940	International Paper Company *	2,191,065
84,600	Lockheed Martin Corporation	9,130,032	219,500	MeadWestvaco Corporation	6,146,000
23,300	Northrop Grumman Corporation	1,849,088	53,200	Praxair, Inc.	4,304,412
130,250	Republic Services, Inc.	3,907,500	31,100	Rohm and Haas Company	1,659,185

120,850	Tyco International, Ltd.	4,756,656		Total Materials	26,317,157

90,200	United Technologies Corporation	6,621,582
139,400	Waste Management, Inc.	4,522,136	Telecommunications Services (5.4%)

	Total Industrials	68,489,558	500,398	AT&T, Inc.	19,260,319

			170,100	Time Warner Telecom, Inc. #*	2,973,348
Information Technology (11.0%)			310,964	Verizon Communications, Inc. *	12,077,842

125,200	Accenture, Ltd.	4,334,424		Total Telecommunications
90,400	Amdocs, Ltd. #	2,991,336		Services	34,311,509

444,400	Amkor Technology, Inc. #	3,395,216
70,620	Applied Materials, Inc.	1,265,510	Utilities (2.5%)
154,800	Automatic Data Processing, Inc.	6,280,236	46,800	Entergy Corporation	5,062,824
77,700	Cisco Systems, Inc. #	1,903,650	63,400	Exelon Corporation	4,830,446
2,300	F5 Networks, Inc. #	54,119	83,500	FirstEnergy Corporation	5,946,870

165,700	Hewlett-Packard Company	7,249,375		Total Utilities	15,840,140

437,600	Intel Corporation	9,277,120

132,950	International Business Machines			Total Common Stock
	Corporation *	14,270,853		(cost $552,213,014)	613,356,233

196,700	Microsoft Corporation	6,412,420
82,500	Motorola, Inc.	951,225
82,050	Nokia Oyj ADR	3,031,748
109,800	Oracle Corporation #	2,256,390
34,300	Plexus Corporation #	774,837
143,400	Sybase, Inc. #*	4,046,748
25,550	Tyco Electronics, Ltd.	863,846

	Total Information Technology	69,359,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Value Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.2%)	Rate (+)	Date	Value

121,188,187	Thrivent Financial Securities Lending Trust	4.140%	N/A	$121,188,187

	Total Collateral Held for Securities Loaned
	(cost $121,188,187)			121,188,187

		Interest	Maturity
Shares	Short-Term Investments (3.5%)	Rate (+)	Date	Value

21,956,648	Thrivent Money Market Fund	4.350%	N/A	$21,956,648

	Total Short-Term Investments (at amortized cost)			21,956,648

	Total Investments (cost $695,357,849) 119.7%			$756,501,068

	Other Assets and Liabilities, Net (19.7%)			(124,725,956)

	Total Net Assets 100.0%			$631,775,112

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income taxpurposes, were as follows:

Gross unrealized appreciation	$96,074,325
Gross unrealized depreciation	(34,931,106)

Net unrealized appreciation (depreciation)	$61,143,219
Cost for federal income tax purposes	$695,357,849

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Consumer Discretionary (6.2%)			256,279	Occidental Petroleum Corporation	$17,393,656
127,900	Amazon.com, Inc. #*	$9,937,830	124,300	Petroleo Brasileiro SA ADR *	13,814,702
424,100	Best Buy Company, Inc. *	20,700,321	83,600	Royal Dutch Shell plc ADR	5,969,876
144,400	Carnival Corporation	6,424,356	70,391	Schlumberger, Ltd. *	5,311,705
230,051	Comcast Corporation #	4,177,726	113,690	Suncor Energy, Inc. *	10,684,586
661,400	Gap, Inc. *	12,645,968	310,600	Sunoco, Inc.	19,319,320
329,000	General Motors Corporation *	9,313,990	554,692	Total SA ADR *	40,370,484
398,700	Home Depot, Inc.	12,228,129	155,593	Transocean, Inc. #*	19,075,702
316,300	International Game Technology	13,496,521	110,900	Weatherford International, Ltd. #	6,854,729
135,083	Liberty Media Corporation —		366,093	XTO Energy, Inc. *	19,014,870

	Capital #	14,537,632		Total Energy	366,146,393

199,100	McDonald’s Corporation	10,661,805
84,200	MGM MIRAGE #	6,165,124	Financials (19.4%)
911,500	News Corporation	17,227,350	25,000	Allstate Corporation	1,231,750
211,100	News Corporation *	4,103,784	309,254	American Express Company *	15,252,407
143,767	Nordstrom, Inc. *	5,592,536	264,934	American International Group, Inc. *	14,613,759
140,700	Omnicom Group, Inc.	6,383,559	281,770	Ameriprise Financial, Inc.	15,584,699
205,600	Pulte Homes, Inc. *	3,359,504	1,057,401	Bank of America Corporation	46,895,734
324,289	Time Warner, Inc.	5,104,309	752,234	Bank of New York Mellon Corporation	35,076,671
363,242	TJX Companies, Inc. *	11,463,918	275,710	Chubb Corporation *	14,279,021
125,600	Viacom, Inc. #	4,868,256	784,377	Citigroup, Inc. *	22,135,119
231,450	Yum! Brands, Inc.	7,906,332	256,279	City National Corporation	14,577,150

	Total Consumer Discretionary	186,298,950	45,908	CME Group, Inc.	28,412,461

			230,404	Federal National Mortgage
Consumer Staples (7.3%)				Association *	7,801,479
590,377	Altria Group, Inc.	44,762,384	422,400	Fifth Third Bancorp *	11,447,040
210,620	Anheuser-Busch Companies, Inc. *	9,798,042	121,321	Goldman Sachs Group, Inc. *	24,357,617
82,700	Bunge, Ltd. *	9,797,469	887,300	Hudson City Bancorp, Inc. *	14,533,974
216,900	Colgate-Palmolive Company	16,701,300	28,000	IntercontinentalExchange, Inc. #	3,918,880
882,253	ConAgra Foods, Inc.	18,994,907	77,100	iShares Nasdaq Biotechnology
333,350	Costco Wholesale Corporation	22,647,799		Index Fund #*	6,009,945
79,100	Diageo plc ADR	6,384,161	1,342,204	J.P. Morgan Chase & Company	63,821,800
386,002	General Mills, Inc.	21,079,569	328,800	Lehman Brothers Holdings, Inc. *	21,099,096
517,404	Kraft Foods, Inc.	15,139,241	161,283	Loews Corporation	7,530,303
260,200	Kroger Company	6,622,090	460,608	Merrill Lynch & Company, Inc.	25,978,291
328,900	Procter & Gamble Company	21,690,955	312,420	MetLife, Inc.	18,423,407
327,200	Safeway, Inc.	10,139,928	239,400	Morgan Stanley	11,833,542
352,200	Unilever NV ADR *	11,453,544	912,900	National City Corporation *	16,240,491
87,900	Wal-Mart Stores, Inc. *	4,472,352	135,800	Nymex Holdings, Inc. *	15,617,000

	Total Consumer Staples	219,683,741	314,573	Principal Financial Group, Inc. *	18,751,697

			133,481	Prudential Financial, Inc.	11,261,792
Energy (12.2%)			122,701	State Street Corporation	10,076,206
217,316	Apache Corporation	20,740,639	581,500	Synovus Financial Corporation *	7,681,615
119,162	Chevron Corporation	10,069,189	133,400	T. Rowe Price Group, Inc. *	6,748,706
544,771	ConocoPhillips	43,756,007	431,361	Travelers Companies, Inc.	20,748,464
245,950	Devon Energy Corporation *	20,900,831	464,901	Wachovia Corporation *	18,098,596
1,069,344	Exxon Mobil Corporation	92,391,324	582,700	Washington Federal, Inc. *	14,229,534
173,700	Halliburton Company	5,761,629	593,655	Wells Fargo & Company *	20,190,207

136,650	National Oilwell Varco, Inc. #*	8,230,430		Total Financials	584,458,453

148,200	Noble Corporation	6,486,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Health Care (14.2%)			Information Technology (18.4%)
925,268	Abbott Laboratories	$52,092,588	909,339	Accenture, Ltd. *	$31,481,316
268,550	Aetna, Inc.	14,302,973	507,572	Adobe Systems, Inc. #	17,729,490
195,662	Allergan, Inc.	13,146,530	191,600	Amdocs, Ltd. #	6,340,044
369,593	Baxter International, Inc.	22,449,079	933,000	Amkor Technology, Inc. #*	7,128,120
232,400	Cardinal Health, Inc.	13,472,228	275,328	Apple Computer, Inc. #	37,268,398
131,700	Eli Lilly and Company	6,785,184	317,600	Automatic Data Processing, Inc.	12,885,032
339,916	Express Scripts, Inc. #	22,940,931	432,651	Broadcom Corporation #	9,552,934
1,078,236	Gilead Sciences, Inc. #*	49,264,603	252,700	CIENA Corporation #	6,855,751
767,614	Johnson & Johnson	48,559,262	1,552,455	Cisco Systems, Inc. #	38,035,148
424,917	McKesson Corporation	26,680,538	589,670	Corning, Inc.	14,193,357
270,529	Medtronic, Inc. *	12,598,536	267,000	Dell, Inc. #*	5,350,680
360,000	Merck & Company, Inc.	16,660,800	322,513	eBay, Inc. #	8,672,375
1,472,636	Pfizer, Inc.	34,444,956	643,450	EMC Corporation #*	10,211,552
476,767	Sanofi-Aventis ADR *	19,495,003	270,510	F5 Networks, Inc. #	6,365,100
251,500	St. Jude Medical, Inc. #*	10,188,265	97,642	Google, Inc. #	55,099,381
676,224	Thermo Electron Corporation #*	34,818,774	1,060,193	Hewlett-Packard Company	46,383,444
211,897	UnitedHealth Group, Inc.	10,772,843	2,115,507	Intel Corporation	44,848,748
216,833	WellPoint, Inc. #	16,956,341	515,730	International Business Machines

	Total Health Care	425,629,434		Corporation *	55,358,458

			724,600	LSI Corporation #	3,782,412
Industrials (10.3%)			1,764,199	Microsoft Corporation	57,512,887
562,300	AMR Corporation #*	7,838,462	16,200	Nice Systems, Ltd. ADR #	495,882
155,550	Armstrong World Industries, Inc. #	5,710,240	234,550	Nokia Oyj ADR	8,666,622
46,152	Caterpillar, Inc.	3,283,253	758,004	Oracle Corporation #*	15,576,982
366,523	CSX Corporation *	17,769,035	70,500	Plexus Corporation #	1,592,595
178,106	Danaher Corporation *	13,259,992	344,063	QUALCOMM, Inc.	14,595,152
231,032	Deere & Company	20,275,368	187,350	Research in Motion, Ltd. #	17,588,418
318,350	Emerson Electric Company *	16,184,914	314,800	Sybase, Inc. #*	8,883,656
206,100	Expeditors International of		49,200	VMware, Inc. #*	2,787,180
	Washington, Inc. *	9,746,469	341,400	Yahoo!, Inc. #*	6,548,052

166,600	Foster Wheeler, Ltd. #	11,407,102		Total Information Technology	551,789,166

1,531,935	General Electric Company	54,245,818
607,514	Honeywell International, Inc.	35,885,852	Materials (5.4%)
204,429	Lockheed Martin Corporation	22,061,978	208,900	Agrium, Inc. *	13,457,338
59,332	Precision Castparts Corporation	6,751,982	125,893	Air Products and Chemicals, Inc.	11,332,888
164,400	Raytheon Company	10,709,016	586,122	Alcoa, Inc. ‡	19,400,638
63,900	Suntech Power Holdings		363,251	E.I. du Pont de Nemours and Company	16,411,680
	Company, Ltd. #	3,497,247	126,689	Freeport-McMoRan Copper &
248,200	Tyco International, Ltd.	9,769,152		Gold, Inc. *	11,279,122
239,766	UAL Corporation #*	9,099,120	729,874	MeadWestvaco Corporation	20,436,472
84,273	Union Pacific Corporation *	10,536,653	412,500	Monsanto Company *	46,381,500
294,726	United Technologies Corporation	21,635,836	295,142	Praxair, Inc.	23,879,939

648,777	Waste Management, Inc.	21,046,326		Total Materials	162,579,577

	Total Industrials	310,713,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Telecommunications Services (3.3%)			Utilities (1.3%)
361,798	America Movil SA de CV ADR	$21,675,318	1,099,355	Southern Company *	$39,961,554

155,961	American Tower Corporation #	5,853,216		Total Utilities	39,961,554

1,183,600	AT&T, Inc. ‡	45,556,764

275,762	NII Holdings, Inc. #*	11,764,007		Total Common Stock
733,046	Time Warner Telecom, Inc. #*	12,813,644		(cost $2,428,276,017)	2,944,924,032

	Total Telecommunications
	Services	97,662,949

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.7%)	Rate (+)	Date	Value

592,275,415	Thrivent Financial Securities Lending Trust	4.140%	N/A	$592,275,415

	Total Collateral Held for Securities Loaned
	(cost $592,275,415)			592,275,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Stock Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.7%)	Rate (+)	Date	Value

$4,000,000	Federal National Mortgage Association ‡	2.540%	5/16/2008	$3,970,248
7,983,854	Thrivent Money Market Fund	4.350	N/A	7,983,854
27,400,000	Total Capital SA	3.000	2/1/2008	27,400,000
13,035,000	UBS Finance Delaware, LLC	3.020	2/1/2008	13,035,000

	Total Short-Term Investments (cost $52,372,141)			52,389,102

	Total Investments (cost $3,072,923,573) 119.4%			$3,589,588,549

	Other Assets and Liabilities, Net (19.4%)			(582,666,893)

	Total Net Assets 100.0%			$3,006,921,656

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	49	March 2008	$16,583,745	$16,900,100	$316,355
Total Futures					$316,355

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $3,970,248 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $19,822,000 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$647,523,678
Gross unrealized depreciation	(130,858,702)

Net unrealized appreciation (depreciation)	$516,664,976
Cost for federal income tax purposes	$3,072,923,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary (8.6%)			1,700	Limited Brands, Inc.	$32,453
600	Abercrombie & Fitch Company	$47,814	500	Liz Claiborne, Inc.	10,945
2,100	Amazon.com, Inc. #*	163,170	9,400	Lowe’s Companies, Inc.	248,536
1,000	Apollo Group, Inc. #	79,740	2,756	Macy’s Group, Inc	76,176
500	AutoNation, Inc. #	8,140	2,000	Marriott International, Inc.	71,920
300	AutoZone, Inc. #	36,264	2,100	Mattel, Inc.	44,121
1,700	Bed Bath & Beyond, Inc. #	54,808	7,800	McDonald’s Corporation	417,690
2,375	Best Buy Company, Inc.	115,924	2,200	McGraw-Hill Companies, Inc.	94,072
500	Big Lots, Inc. #	8,680	300	Meredith Corporation	14,097
500	Black & Decker Corporation	36,270	1,000	New York Times Company *	16,740
500	Brunswick Corporation *	9,495	1,700	Newell Rubbermaid, Inc.	41,004
2,700	Carnival Corporation	120,123	15,200	News Corporation	287,280
4,550	CBS Corporation	114,614	2,600	NIKE, Inc.	160,576
800	Centex Corporation	22,224	1,300	Nordstrom, Inc.	50,570
600	Circuit City Stores, Inc.	3,264	1,600	Office Depot, Inc. #	23,728
3,300	Clear Channel Communications, Inc.	101,343	500	OfficeMax, Inc.	12,385
2,400	Coach, Inc. #	76,920	2,200	Omnicom Group, Inc.	99,814
20,230	Comcast Corporation #	367,377	400	Polo Ralph Lauren Corporation	24,236
1,700	D.R. Horton, Inc.	29,325	1,100	Pulte Homes, Inc. *	17,974
900	Darden Restaurants, Inc.	25,488	700	RadioShack Corporation	12,145
300	Dillard’s, Inc.	5,949	572	Sears Holdings Corporation #*	63,200
4,800	DIRECTV Group, Inc. #	108,384	700	Sherwin-Williams Company	40,047
600	E.W. Scripps Company *	24,432	400	Snap-On, Inc.	19,648
1,800	Eastman Kodak Company *	35,874	600	Stanley Works	30,816
1,400	Expedia, Inc. #	32,228	4,350	Staples, Inc.	104,139
800	Family Dollar Stores, Inc.	16,824	4,700	Starbucks Corporation #	88,877
13,100	Ford Motor Company #*	86,984	1,400	Starwood Hotels & Resorts
1,100	Fortune Brands, Inc.	76,912		Worldwide, Inc.	63,350
1,100	GameStop Corporation #	56,903	5,500	Target Corporation	305,690
1,600	Gannett Company, Inc.	59,200	900	Tiffany & Company	35,910
2,900	Gap, Inc.	55,448	23,750	Time Warner, Inc.	373,825
3,700	General Motors Corporation *	104,747	2,900	TJX Companies, Inc.	91,524
1,200	Genuine Parts Company	52,716	600	VF Corporation	46,422
1,600	Goodyear Tire & Rubber Company #*	40,272	4,350	Viacom, Inc. #	168,606
1,900	H&R Block, Inc.	36,613	12,500	Walt Disney Company	374,125
1,600	Harley-Davidson, Inc. *	64,928	40	Washington Post Company	29,760
400	Harman International Industries, Inc.	18,628	500	Wendy’s International, Inc.	12,210
700	Hasbro, Inc.	18,179	584	Whirlpool Corporation	49,680
10,900	Home Depot, Inc.	334,303	1,100	Wyndham Worldwide Corporation	25,916
1,300	IAC InterActiveCorp #	33,722	3,400	Yum! Brands, Inc.	116,144

2,100	International Game Technology	89,607		Total Consumer Discretionary	6,947,760

2,431	Interpublic Group of Companies, Inc. #	21,709
1,400	J.C. Penney Company, Inc. (Holding		Consumer Staples (10.2%)
	Company)	66,374	13,800	Altria Group, Inc. ‡	1,046,316
4,000	Johnson Controls, Inc.	141,480	4,900	Anheuser-Busch Companies, Inc. *	227,948
400	Jones Apparel Group, Inc.	6,720	4,296	Archer-Daniels-Midland Company	189,239
500	KB Home	13,750	2,900	Avon Products, Inc.	101,558
2,100	Kohl’s Corporation #	95,844	600	Brown-Forman Corporation	37,788
800	Leggett & Platt, Inc.	15,216	1,300	Campbell Soup Company	41,093
800	Lennar Corporation	16,480	1,000	Clorox Company	61,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Staples — continued			5,700	Halliburton Company	$189,069
13,100	Coca-Cola Company	$775,127	1,900	Hess Corporation	172,577
1,800	Coca-Cola Enterprises, Inc.	41,526	4,730	Marathon Oil Corporation	221,600
3,400	Colgate-Palmolive Company	261,800	1,300	Murphy Oil Corporation	95,602
2,900	ConAgra Foods, Inc.	62,437	1,700	Nabors Industries, Ltd. #	46,274
1,100	Constellation Brands, Inc. #	22,990	2,400	National Oilwell Varco, Inc. #	144,552
2,900	Costco Wholesale Corporation	197,026	1,800	Noble Corporation	78,786
9,610	CVS/Caremark Corporation	375,463	1,200	Noble Energy, Inc.	87,096
800	Dean Foods Company	22,400	5,500	Occidental Petroleum Corporation	373,285
700	Estee Lauder Companies, Inc.	29,540	1,700	Peabody Energy Corporation	91,834
2,300	General Mills, Inc.	125,603	1,000	Range Resources Corporation	52,220
1,900	H.J. Heinz Company	80,864	700	Rowan Companies, Inc.	23,828
1,100	Hershey Company	39,820	7,900	Schlumberger, Ltd.	596,134
1,800	Kellogg Company	86,220	1,400	Smith International, Inc.	75,894
2,800	Kimberly-Clark Corporation	183,820	3,770	Spectra Energy Corporation	86,107
9,880	Kraft Foods, Inc.	289,089	700	Sunoco, Inc.	43,540
4,400	Kroger Company	111,980	1,000	Tesoro Petroleum Corporation	39,050
900	McCormick & Company, Inc.	30,348	2,169	Transocean, Inc. #	265,861
900	Molson Coors Brewing Company	40,203	3,700	Valero Energy Corporation	219,003
1,000	Pepsi Bottling Group, Inc.	34,850	2,300	Weatherford International, Ltd. #	142,163
10,590	PepsiCo, Inc.	722,132	3,900	Williams Companies, Inc.	124,683
20,410	Procter & Gamble Company	1,346,040	3,250	XTO Energy, Inc.	168,805

1,200	Reynolds American, Inc.	75,996		Total Energy	9,795,386

2,900	Safeway, Inc.	89,871
4,200	Sara Lee Corporation	59,052	Financials (18.3%)
1,310	SUPERVALU, Inc.	39,367	2,200	ACE, Ltd.	128,348
3,800	SYSCO Corporation *	110,390	3,200	AFLAC, Inc. ‡	196,256
1,500	Tyson Foods, Inc.	21,375	3,800	Allstate Corporation	187,226
1,100	UST, Inc.	57,156	650	Ambac Financial Group, Inc. *	7,618
6,600	Walgreen Company	231,726	1,300	American Capital Strategies, Ltd. *	45,721
15,400	Wal-Mart Stores, Inc.	783,552	7,700	American Express Company	379,764
1,000	Whole Foods Market, Inc. *	39,440	16,544	American International Group, Inc.	912,567
1,475	William Wrigley Jr. Company	84,709	1,600	Ameriprise Financial, Inc.	88,496

	Total Consumer Staples	8,177,174	2,000	Aon Corporation	87,040

			635	Apartment Investment &
Energy (12.2%)				Management Company	25,178
3,090	Anadarko Petroleum Corporation	181,043	700	Assurant, Inc.	45,423
2,222	Apache Corporation	212,068	600	Avalonbay Communities, Inc.	56,370
2,100	Baker Hughes, Inc.	136,353	29,003	Bank of America Corporation	1,286,283
1,600	BJ Services Company	34,800	7,405	Bank of New York Mellon Corporation	345,295
1,500	Cameron International Corporation #	60,390	3,300	BB&T Corporation	119,724
2,900	Chesapeake Energy Corporation	107,967	700	Bear Stearns Companies, Inc.	63,210
13,903	Chevron Corporation	1,174,804	800	Boston Properties, Inc.	73,536
10,488	ConocoPhillips	842,396	2,518	Capital One Financial Corporation	138,012
1,100	CONSOL Energy, Inc.	80,300	1,300	CB Richard Ellis Group, Inc. #	25,233
3,000	Devon Energy Corporation	254,940	5,900	Charles Schwab Corporation *	131,570
4,292	El Paso Corporation	70,732	2,500	Chubb Corporation *	129,475
1,000	ENSCO International, Inc.	51,120	907	Cincinnati Financial Corporation	34,956
1,700	EOG Resources, Inc.	148,750	1,200	CIT Group, Inc.	33,552
35,900	Exxon Mobil Corporation	3,101,760	32,606	Citigroup, Inc.	920,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Financials — continued			1,700	ProLogis Trust	$100,895
390	CME Group, Inc.	$241,371	3,000	Prudential Financial, Inc.	253,110
1,000	Comerica, Inc.	43,620	900	Public Storage, Inc.	70,425
1,300	Commerce Bancorp, Inc.	49,543	4,314	Regions Financial Corporation	108,885
3,500	Countrywide Financial Corporation *	24,360	550	SAFECO Corporation	29,354
800	Developers Diversified Realty		1,500	Simon Property Group, Inc.	134,070
	Corporation	32,920	3,300	SLM Corporation	71,775
3,000	Discover Financial Services	52,500	1,935	Sovereign Bancorp, Inc.	24,129
3,000	E*TRADE Financial Corporation #*	14,910	2,600	State Street Corporation	213,512
1,700	Equity Residential REIT	63,597	2,300	SunTrust Banks, Inc.	158,585
4,400	Federal Home Loan		1,800	T. Rowe Price Group, Inc.	91,062
	Mortgage Corporation	133,716	700	Torchmark Corporation	42,742
6,500	Federal National Mortgage Association	220,090	4,164	Travelers Companies, Inc.	200,288
600	Federated Investors, Inc.	25,542	11,118	U.S. Bancorp *	377,456
3,322	Fifth Third Bancorp	90,026	2,200	UnumProvident Corporation	49,764
700	First Horizon National Corporation *	15,169	900	Vornado Realty Trust	81,360
1,100	Franklin Resources, Inc.	114,653	12,832	Wachovia Corporation	499,550
1,500	General Growth Properties, Inc.	54,780	5,601	Washington Mutual, Inc. *	111,572
2,800	Genworth Financial, Inc.	68,152	21,900	Wells Fargo & Company *	744,819
2,700	Goldman Sachs Group, Inc.	542,079	1,100	XL Capital, Ltd.	49,500
2,000	Hartford Financial Services Group, Inc.	161,540	800	Zions Bancorporation	43,792

3,100	Host Marriott Corporation	51,894		Total Financials	14,711,488

2,800	Hudson City Bancorp, Inc.	45,864
1,810	Huntington Bancshares, Inc.	24,344	Health Care (12.1%)
400	IntercontinentalExchange, Inc. #	55,984	10,200	Abbott Laboratories ‡	574,260
21,958	J.P. Morgan Chase & Company	1,044,103	3,300	Aetna, Inc.	175,758
1,000	Janus Capital Group, Inc.	27,010	2,100	Allergan, Inc.	141,099
2,400	KeyCorp	62,760	1,200	AmerisourceBergen Corporation	55,980
1,600	Kimco Realty Corporation	57,296	7,136	Amgen, Inc. #	332,466
900	Legg Mason, Inc.	64,800	1,200	Applera Corporation (Applied
3,400	Lehman Brothers Holdings, Inc.	218,178		Biosystems Group)	37,836
1,200	Leucadia National Corporation	53,004	800	Barr Pharmaceuticals, Inc. #	41,752
1,843	Lincoln National Corporation	100,185	4,200	Baxter International, Inc.	255,108
2,800	Loews Corporation	130,732	1,700	Becton, Dickinson and Company	147,101
500	M&T Bank Corporation	45,885	1,990	Biogen Idec, Inc. #	121,290
3,500	Marsh & McLennan Companies, Inc.	96,600	8,435	Boston Scientific Corporation #	102,317
1,500	Marshall & Ilsley Corporation	41,850	12,900	Bristol-Myers Squibb Company	299,151
800	MBIA, Inc. *	12,400	700	C.R. Bard, Inc.	67,599
5,700	Merrill Lynch & Company, Inc.	321,480	2,400	Cardinal Health, Inc.	139,128
4,900	MetLife, Inc.	288,953	2,600	Celgene Corporation #	145,886
500	MGIC Investment Corporation *	9,250	1,900	CIGNA Corporation	93,404
1,500	Moody’s Corporation *	52,485	1,050	Coventry Health Care, Inc. #	59,409
6,900	Morgan Stanley	341,067	3,259	Covidien, Ltd.	145,449
3,900	National City Corporation	69,381	6,500	Eli Lilly and Company	334,880
1,300	Northern Trust Corporation	95,368	1,700	Express Scripts, Inc. #	114,733
1,800	NYSE Euronext *	141,570	2,100	Forest Laboratories, Inc. #	83,517
1,200	Plum Creek Timber Company, Inc.	50,100	1,800	Genzyme Corporation #	140,634
2,400	PNC Financial Services Group, Inc.	157,488	6,100	Gilead Sciences, Inc. #	278,709
1,800	Principal Financial Group, Inc.	107,298	1,050	Hospira, Inc. #	43,166
4,200	Progressive Corporation	77,952	1,200	Humana, Inc. #	96,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Health Care — continued			1,500	Expeditors International of
1,200	IMS Health, Inc.	$28,668		Washington, Inc.	$70,935
18,790	Johnson & Johnson	1,188,655	2,100	FedEx Corporation	196,308
1,433	King Pharmaceuticals, Inc. #	15,032	600	Fluor Corporation	73,002
800	Laboratory Corporation of		2,700	General Dynamics Corporation	228,042
	America Holdings #	59,104	66,300	General Electric Company	2,347,683
2,000	McKesson Corporation	125,580	900	Goodrich Corporation	56,295
3,650	Medco Health Solutions, Inc. #	182,792	4,900	Honeywell International, Inc.	289,443
7,500	Medtronic, Inc.	349,275	2,700	Illinois Tool Works, Inc.	136,080
14,300	Merck & Company, Inc.	661,804	1,800	Ingersoll-Rand Company	71,136
400	Millipore Corporation #	28,060	1,200	ITT Corporation *	71,316
1,700	Mylan Laboratories, Inc.	25,347	800	Jacobs Engineering Group, Inc. #	61,152
1,000	Patterson Companies, Inc. #	32,040	900	L-3 Communications Holdings, Inc.	99,747
700	PerkinElmer, Inc.	17,423	2,300	Lockheed Martin Corporation	248,216
44,640	Pfizer, Inc.	1,044,130	800	Manitowoc Company, Inc.	30,496
1,100	Quest Diagnostics, Inc. *	54,252	2,300	Masco Corporation	52,739
10,600	Schering-Plough Corporation	207,442	900	Monster Worldwide, Inc. #	25,065
2,200	St. Jude Medical, Inc. #	89,122	2,600	Norfolk Southern Corporation	141,414
1,600	Stryker Corporation	107,152	2,234	Northrop Grumman Corporation	177,290
2,500	Tenet Healthcare Corporation #	11,075	2,455	PACCAR, Inc.	115,189
2,800	Thermo Electron Corporation #	144,172	900	Pall Corporation	33,201
8,500	UnitedHealth Group, Inc.	432,140	1,050	Parker-Hannifin Corporation	70,990
900	Varian Medical Systems, Inc. #	46,791	1,500	Pitney Bowes, Inc.	55,050
700	Waters Corporation #	40,215	1,000	Precision Castparts Corporation	113,800
700	Watson Pharmaceuticals, Inc. #	18,277	1,500	R.R. Donnelley & Sons Company	52,335
3,800	WellPoint, Inc. #	297,160	2,800	Raytheon Company	182,392
8,800	Wyeth *	350,240	1,000	Robert Half International, Inc.	27,780
1,640	Zimmer Holdings, Inc. #	128,363	1,000	Rockwell Automation, Inc. *	57,020

	Total Health Care	9,711,303	1,100	Rockwell Collins, Inc.	69,520

			400	Ryder System, Inc.	20,824
Industrials (11.7%)			4,200	Southwest Airlines Company	49,266
4,700	3M Company	374,355	600	Terex Corporation #	35,256
1,200	Allied Waste Industries, Inc. #	11,820	1,700	Textron, Inc.	95,285
700	Avery Dennison Corporation	36,274	1,200	Trane, Inc.	53,736
5,000	Boeing Company	415,900	3,159	Tyco International, Ltd.	124,338
2,000	Burlington Northern		1,800	Union Pacific Corporation	225,054
	Santa Fe Corporation	173,040	6,900	United Parcel Service, Inc.	504,804
1,200	C.H. Robinson Worldwide, Inc.	66,648	6,500	United Technologies Corporation	477,165
4,200	Caterpillar, Inc.	298,788	500	W.W. Grainger, Inc.	39,785
800	Cintas Corporation	26,256	3,100	Waste Management, Inc.	100,564

1,200	Cooper Industries, Ltd.	53,448		Total Industrials	9,356,504

2,700	CSX Corporation	130,896
1,400	Cummins, Inc.	67,592	Information Technology (15.3%)
1,700	Danaher Corporation *	126,565	3,700	Adobe Systems, Inc. #	129,241
3,000	Deere & Company	263,280	3,500	Advanced Micro Devices, Inc. #	26,740
1,400	Dover Corporation	56,504	700	Affiliated Computer Services, Inc. #	34,125
1,000	Eaton Corporation	82,760	2,500	Agilent Technologies, Inc. #	84,775
5,100	Emerson Electric Company	259,284	1,000	Akamai Technologies, Inc. #*	30,200
900	Equifax, Inc.	33,381	1,900	Altera Corporation	32,091
			1,900	Analog Devices, Inc.	53,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Information Technology — continued			2,200	Paychex, Inc.	$71,984
5,700	Apple Computer, Inc. #‡	$771,552	700	QLogic Corporation #	10,010
8,600	Applied Materials, Inc.	154,112	10,800	QUALCOMM, Inc.	458,136
1,600	Autodesk, Inc. #	65,840	1,500	SanDisk Corporation #	38,175
3,500	Automatic Data Processing, Inc.	141,995	5,300	Sun Microsystems, Inc. #	92,750
1,300	BMC Software, Inc. #	41,652	5,447	Symantec Corporation #	97,665
3,100	Broadcom Corporation #	68,448	2,200	Tellabs, Inc. #	15,004
2,400	CA, Inc.	52,872	1,100	Teradata Corporation #	26,202
585	CIENA Corporation #	15,871	800	Teradyne, Inc. #	8,776
39,700	Cisco Systems, Inc. #	972,650	9,100	Texas Instruments, Inc.	281,463
1,300	Citrix Systems, Inc. #	45,006	1,400	Total System Services, Inc.	32,340
2,000	Cognizant Technology Solutions		3,159	Tyco Electronics, Ltd.	106,806
	Corporation #	55,800	1,100	Unisys Corporation #	4,576
1,200	Computer Sciences Corporation #	50,784	1,500	VeriSign, Inc. #	50,880
1,400	Compuware Corporation #	11,900	4,803	Western Union Company	107,587
700	Convergys Corporation #	10,857	5,500	Xerox Corporation	84,700
10,200	Corning, Inc.	245,514	1,600	Xilinx, Inc.	34,992
14,600	Dell, Inc. #	292,584	8,800	Yahoo!, Inc. #	168,784

7,400	eBay, Inc. #	198,986		Total Information Technology	12,257,282

2,100	Electronic Arts, Inc. #	99,477
3,100	Electronic Data Systems Corporation	62,310	Materials (3.4%)
13,600	EMC Corporation #	215,832	1,500	Air Products and Chemicals, Inc.	135,030
1,200	Fidelity National Information		5,500	Alcoa, Inc.	182,050
	Services, Inc.	50,940	600	Allegheny Technologies, Inc.	42,240
1,150	Fiserv, Inc. #	59,076	400	Ashland, Inc.	18,212
1,500	Google, Inc. #	846,450	700	Ball Corporation	32,123
16,841	Hewlett-Packard Company	736,794	400	Bemis Company, Inc.	10,872
38,100	Intel Corporation	807,720	6,183	Dow Chemical Company	239,035
9,100	International Business Machines		5,900	E.I. du Pont de Nemours and Company	266,562
	Corporation	976,794	600	Eastman Chemical Company	39,642
2,200	Intuit, Inc. #	67,518	1,200	Ecolab, Inc.	57,900
1,200	Jabil Circuit, Inc.	15,900	2,438	Freeport-McMoRan Copper & Gold, Inc.	217,055
1,075	JDS Uniphase Corporation #	11,191	700	Hercules, Inc.	12,271
3,400	Juniper Networks, Inc. #	92,310	600	International Flavors & Fragrances, Inc.	25,566
1,300	KLA-Tencor Corporation	54,314	2,700	International Paper Company	87,075
600	Lexmark International, Inc. #	21,726	991	MeadWestvaco Corporation	27,748
1,300	Linear Technology Corporation *	35,971	3,668	Monsanto Company	412,430
3,400	LSI Corporation #	17,748	3,000	Newmont Mining Corporation	163,020
1,600	MEMC Electronic Materials, Inc. #	114,336	1,800	Nucor Corporation *	104,040
1,300	Microchip Technology, Inc.	41,483	800	Pactiv Corporation #	22,888
4,100	Micron Technology, Inc. #*	28,823	1,100	PPG Industries, Inc.	72,699
52,800	Microsoft Corporation	1,721,280	2,100	Praxair, Inc.	169,911
700	Molex, Inc.	16,828	900	Rohm and Haas Company	48,015
14,500	Motorola, Inc.	167,185	1,000	Sealed Air Corporation	26,150
1,400	National Semiconductor Corporation	25,802	900	Sigma-Aldrich Corporation	44,694
2,200	Network Appliance, Inc. #	51,084	600	Titanium Metals Corporation	13,044
1,600	Novell, Inc. #	10,176	700	United States Steel Corporation	71,477
600	Novellus Systems, Inc. #	14,256	800	Vulcan Materials Company	62,768
3,650	NVIDIA Corporation #	89,754	1,400	Weyerhaeuser Company	94,808

25,591	Oracle Corporation #	525,895		Total Materials	2,699,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Telecommunications Services (3.4%)			7,140	Duke Energy Corporation	$133,232
2,700	American Tower Corporation #	$101,331	2,583	Dynegy, Inc. #	18,133
39,468	AT&T, Inc.	1,519,123	2,200	Edison International, Inc.	114,752
800	CenturyTel, Inc.	29,528	1,300	Entergy Corporation	140,634
1,000	Citizens Communications Company	11,470	4,350	Exelon Corporation	331,426
943	Embarq Corporation	42,718	2,000	FirstEnergy Corporation	142,440
9,200	Qwest Communications		2,700	FPL Group, Inc.	174,096
	International, Inc. #	54,096	330	Integrys Energy Group, Inc.	16,045
18,268	Sprint Nextel Corporation	192,362	200	Nicor, Inc.	8,200
19,000	Verizon Communications, Inc.	737,960	737	NiSource, Inc.	13,996
1,701	Windstream Corporation	19,749	700	Pepco Holdings, Inc.	17,822

	Total Telecommunications		2,300	PG&E Corporation	94,392
	Services	2,708,337	600	Pinnacle West Capital Corporation	23,052

			2,500	PPL Corporation	122,300
Utilities (3.4%)			1,527	Progress Energy, Inc.	68,975
4,200	AES Corporation #	80,136	1,700	Public Service Enterprise Group, Inc.	163,200
1,100	Allegheny Energy, Inc.	60,269	1,200	Questar Corporation	61,092
1,400	Ameren Corporation	62,734	1,800	Sempra Energy	100,620
2,700	American Electric Power Company, Inc.	115,641	4,700	Southern Company	170,845
1,500	CenterPoint Energy, Inc.	24,015	300	TECO Energy, Inc.	5,001
800	CMS Energy Corporation	12,536	2,155	Xcel Energy, Inc.	44,802

1,600	Consolidated Edison, Inc.	69,728		Total Utilities	2,708,951

1,200	Constellation Energy Group, Inc.	112,752

3,900	Dominion Resources, Inc.	167,700		Total Common Stock
900	DTE Energy Company	38,385		(cost $61,536,111)	79,073,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Index Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.1%)	Rate (+)	Date	Value

3,283,645	Thrivent Financial Securities Lending Trust	4.140%	N/A	$3,283,645

	Total Collateral Held for Securities Loaned
	(cost $3,283,645)			3,283,645

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.4%)	Rate (+)	Date	Value

$250,000	Federal National Mortgage Association ‡	2.540%	5/16/2008	$248,140
915,067	Thrivent Money Market Fund	4.350	N/A	915,067

	Total Short-Term Investments (cost $1,162,148)			1,163,207

	Total Investments (cost $65,981,904) 104.1%			$83,520,362

	Other Assets and Liabilities, Net (4.1%)			(3,295,631)

	Total Net Assets 100.0%			$80,224,731

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Mini-Futures	16	March 2008	$1,113,857	$1,103,680	($10,177)
Total Futures					($10,177)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $248,140 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,588,384 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,367,228
Gross unrealized depreciation	(4,828,770)

Net unrealized appreciation (depreciation)	$17,538,458
Cost for federal income tax purposes	$65,981,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Discretionary (8.6%)			664	Limited Brands, Inc.	$12,676
100	Abercrombie & Fitch Company	$7,969	303	Liz Claiborne, Inc.	6,633
700	Amazon.com, Inc. #*	54,390	3,548	Lowe’s Companies, Inc.	93,809
355	Apollo Group, Inc. #	28,308	1,038	Macy’s Group, Inc	28,690
358	AutoNation, Inc. #	5,828	810	Marriott International, Inc.	29,128
152	AutoZone, Inc. #	18,374	962	Mattel, Inc.	20,212
657	Bed Bath & Beyond, Inc. #	21,182	2,785	McDonald’s Corporation	149,137
941	Best Buy Company, Inc.	45,930	708	McGraw-Hill Companies, Inc.	30,274
302	Big Lots, Inc. #	5,243	100	Meredith Corporation	4,699
201	Black & Decker Corporation	14,581	354	New York Times Company *	5,926
302	Brunswick Corporation *	5,735	656	Newell Rubbermaid, Inc.	15,823
965	Carnival Corporation	42,933	5,600	News Corporation	105,840
1,711	CBS Corporation	43,100	914	NIKE, Inc.	56,449
302	Centex Corporation	8,390	404	Nordstrom, Inc.	15,716
354	Circuit City Stores, Inc.	1,926	707	Office Depot, Inc. #	10,485
1,115	Clear Channel Communications, Inc.	34,242	101	OfficeMax, Inc.	2,502
900	Coach, Inc. #	28,845	806	Omnicom Group, Inc. *	36,568
7,424	Comcast Corporation #	134,820	100	Polo Ralph Lauren Corporation	6,059
700	D.R. Horton, Inc.	12,075	604	Pulte Homes, Inc.	9,869
280	Darden Restaurants, Inc.	7,930	403	RadioShack Corporation	6,992
201	Dillard’s, Inc. *	3,986	175	Sears Holdings Corporation #	19,336
1,800	DIRECTV Group, Inc. #	40,644	253	Sherwin-Williams Company	14,474
300	E.W. Scripps Company *	12,216	200	Snap-On, Inc.	9,824
758	Eastman Kodak Company	15,107	201	Stanley Works	10,323
500	Expedia, Inc. #	11,510	1,718	Staples, Inc.	41,129
405	Family Dollar Stores, Inc.	8,517	1,720	Starbucks Corporation #	32,525
5,054	Ford Motor Company #*	33,559	506	Starwood Hotels & Resorts
354	Fortune Brands, Inc.	24,752		Worldwide, Inc.	22,896
400	GameStop Corporation #	20,692	2,028	Target Corporation *	112,716
604	Gannett Company, Inc.	22,348	404	Tiffany & Company	16,120
1,174	Gap, Inc.	22,447	8,686	Time Warner, Inc.	136,718
1,465	General Motors Corporation	41,474	1,016	TJX Companies, Inc.	32,065
454	Genuine Parts Company	19,944	302	VF Corporation	23,366
603	Goodyear Tire & Rubber Company #	15,178	1,611	Viacom, Inc. #	62,442
710	H&R Block, Inc.	13,682	4,711	Walt Disney Company	141,000
608	Harley-Davidson, Inc.	24,673	15	Washington Post Company	11,160
100	Harman International Industries, Inc.	4,657	202	Wendy’s International, Inc.	4,933
304	Hasbro, Inc.	7,895	281	Whirlpool Corporation	23,907
4,167	Home Depot, Inc.	127,802	525	Wyndham Worldwide Corporation	12,369
400	IAC InterActiveCorp #	10,376	1,318	Yum! Brands, Inc.	45,023

808	International Game Technology	34,477		Total Consumer Discretionary	2,612,949

1,217	Interpublic Group of Companies, Inc. #	10,868
556	J.C. Penney Company, Inc.		Consumer Staples (9.9%)
	(Holding Company)	26,360	5,009	Altria Group, Inc. ‡	379,782
1,512	Johnson Controls, Inc.	53,479	1,825	Anheuser-Busch Companies, Inc.	84,899
254	Jones Apparel Group, Inc.	4,267	1,638	Archer-Daniels-Midland Company	72,154
200	KB Home	5,500	1,012	Avon Products, Inc.	35,440
858	Kohl’s Corporation #	39,159	200	Brown-Forman Corporation	12,596
504	Leggett & Platt, Inc.	9,586	560	Campbell Soup Company	17,702
300	Lennar Corporation	6,180	405	Clorox Company	24,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Staples — continued			2,124	Halliburton Company	$70,453
4,923	Coca-Cola Company	$291,294	653	Hess Corporation	59,312
711	Coca-Cola Enterprises, Inc.	16,403	1,732	Marathon Oil Corporation	81,144
1,165	Colgate-Palmolive Company	89,705	400	Murphy Oil Corporation	29,416
1,112	ConAgra Foods, Inc.	23,941	706	Nabors Industries, Ltd. #	19,217
500	Constellation Brands, Inc. #	10,450	800	National Oilwell Varco, Inc. #	48,184
961	Costco Wholesale Corporation	65,290	608	Noble Corporation	26,612
3,557	CVS/Caremark Corporation	138,972	400	Noble Energy, Inc.	29,032
400	Dean Foods Company	11,200	2,022	Occidental Petroleum Corporation	137,233
300	Estee Lauder Companies, Inc.	12,660	700	Peabody Energy Corporation	37,814
860	General Mills, Inc.	46,965	400	Range Resources Corporation	20,888
859	H.J. Heinz Company	36,559	301	Rowan Companies, Inc.	10,246
504	Hershey Company	18,245	2,830	Schlumberger, Ltd.	213,552
660	Kellogg Company	31,614	400	Smith International, Inc.	21,684
1,064	Kimberly-Clark Corporation	69,852	1,632	Spectra Energy Corporation	37,275
3,712	Kraft Foods, Inc.	108,613	302	Sunoco, Inc.	18,784
1,672	Kroger Company	42,552	400	Tesoro Petroleum Corporation	15,620
304	McCormick & Company, Inc.	10,251	809	Transocean, Inc. #	99,164
300	Molson Coors Brewing Company	13,401	1,400	Valero Energy Corporation	82,866
308	Pepsi Bottling Group, Inc.	10,734	800	Weatherford International, Ltd. #	49,448
3,897	PepsiCo, Inc.	265,736	1,363	Williams Companies, Inc.	43,575
7,492	Procter & Gamble Company	494,097	1,166	XTO Energy, Inc.	60,562

404	Reynolds American, Inc.	25,585		Total Energy	3,598,632

1,161	Safeway, Inc.	35,979
1,722	Sara Lee Corporation	24,211	Financials (17.8%)
608	SUPERVALU, Inc.	18,287	757	ACE, Ltd.	44,163
1,568	SYSCO Corporation *	45,550	1,163	AFLAC, Inc.	71,327
700	Tyson Foods, Inc.	9,975	1,370	Allstate Corporation	67,500
403	UST, Inc.	20,940	103	Ambac Financial Group, Inc. *	1,207
2,429	Walgreen Company	85,282	300	American Capital Strategies, Ltd. *	10,551
5,682	Wal-Mart Stores, Inc.	289,100	2,788	American Express Company	137,504
300	Whole Foods Market, Inc. *	11,832	6,027	American International Group, Inc. ‡	332,449
531	William Wrigley Jr. Company *	30,495	477	Ameriprise Financial, Inc.	26,383

	Total Consumer Staples	3,033,178	807	Aon Corporation	35,121

			264	Apartment Investment &
Energy (11.8%)				Management Company	10,470
1,140	Anadarko Petroleum Corporation	66,793	300	Assurant, Inc.	19,467
846	Apache Corporation	80,742	100	Avalonbay Communities, Inc.	9,395
808	Baker Hughes, Inc.	52,463	10,744	Bank of America Corporation	476,496
710	BJ Services Company	15,442	2,721	Bank of New York Mellon Corporation	126,880
600	Cameron International Corporation #	24,156	1,412	BB&T Corporation	51,227
1,100	Chesapeake Energy Corporation	40,953	252	Bear Stearns Companies, Inc. *	22,756
5,114	Chevron Corporation	432,133	300	Boston Properties, Inc.	27,576
3,880	ConocoPhillips	311,642	869	Capital One Financial Corporation	47,630
400	CONSOL Energy, Inc.	29,200	500	CB Richard Ellis Group, Inc. #	9,705
1,112	Devon Energy Corporation	94,498	2,287	Charles Schwab Corporation *	51,000
1,775	El Paso Corporation	29,252	906	Chubb Corporation	46,922
300	ENSCO International, Inc.	15,336	450	Cincinnati Financial Corporation	17,343
606	EOG Resources, Inc.	53,025	500	CIT Group, Inc.	13,980
13,205	Exxon Mobil Corporation	1,140,916	12,060	Citigroup, Inc. ‡	340,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Financials — continued			1,067	Prudential Financial, Inc.	$90,023
140	CME Group, Inc.	$86,646	300	Public Storage, Inc.	23,475
353	Comerica, Inc.	15,398	1,687	Regions Financial Corporation	42,580
400	Commerce Bancorp, Inc.	15,244	152	SAFECO Corporation	8,112
1,306	Countrywide Financial Corporation *	9,090	555	Simon Property Group, Inc.	49,606
300	Developers Diversified Realty		1,262	SLM Corporation	27,448
	Corporation	12,345	850	Sovereign Bancorp, Inc.	10,600
1,165	Discover Financial Services	20,388	1,008	State Street Corporation	82,777
1,100	E*TRADE Financial Corporation #*	5,467	756	SunTrust Banks, Inc.	52,126
758	Equity Residential REIT	28,357	702	T. Rowe Price Group, Inc.	35,514
1,619	Federal Home Loan Mortgage Corporation	49,201	252	Torchmark Corporation	15,387
2,328	Federal National Mortgage Association	78,826	1,553	Travelers Companies, Inc.	74,699
303	Federated Investors, Inc.	12,899	4,169	U.S. Bancorp *	141,538
1,207	Fifth Third Bancorp *	32,710	857	UnumProvident Corporation	19,385
354	First Horizon National Corporation *	7,671	300	Vornado Realty Trust	27,120
355	Franklin Resources, Inc.	37,002	4,727	Wachovia Corporation	184,022
600	General Growth Properties, Inc.	21,912	2,200	Washington Mutual, Inc. *	43,824
1,100	Genworth Financial, Inc.	26,774	8,096	Wells Fargo & Company *	275,345
913	Goldman Sachs Group, Inc.	183,303	404	XL Capital, Ltd.	18,180
756	Hartford Financial Services Group, Inc.	61,062	352	Zions Bancorporation	19,268

1,200	Host Marriott Corporation	20,088		Total Financials	5,431,073

1,300	Hudson City Bancorp, Inc.	21,294
926	Huntington Bancshares, Inc.	12,455	Health Care (11.7%)
200	IntercontinentalExchange, Inc. #	27,992	3,696	Abbott Laboratories	208,085
8,078	J.P. Morgan Chase & Company	384,109	1,212	Aetna, Inc.	64,551
306	Janus Capital Group, Inc.	8,265	606	Allergan, Inc.	40,717
910	KeyCorp	23,796	404	AmerisourceBergen Corporation	18,847
600	Kimco Realty Corporation	21,486	2,707	Amgen, Inc. #	126,119
300	Legg Mason, Inc.	21,600	354	Applera Corporation (Applied
1,310	Lehman Brothers Holdings, Inc.	84,063		Biosystems Group)	11,162
400	Leucadia National Corporation	17,668	200	Barr Pharmaceuticals, Inc. #	10,438
639	Lincoln National Corporation	34,740	1,469	Baxter International, Inc.	89,227
1,162	Loews Corporation	54,254	606	Becton, Dickinson and Company	52,437
200	M&T Bank Corporation	18,354	805	Biogen Idec, Inc. #	49,065
1,266	Marsh & McLennan Companies, Inc.	34,942	3,343	Boston Scientific Corporation #	40,551
705	Marshall & Ilsley Corporation	19,670	4,756	Bristol-Myers Squibb Company	110,292
329	MBIA, Inc. *	5,100	302	C.R. Bard, Inc.	29,164
2,078	Merrill Lynch & Company, Inc.	117,199	837	Cardinal Health, Inc.	48,521
1,770	MetLife, Inc.	104,377	1,000	Celgene Corporation #	56,110
251	MGIC Investment Corporation *	4,644	712	CIGNA Corporation	35,002
606	Moody’s Corporation *	21,204	350	Coventry Health Care, Inc. #	19,803
2,631	Morgan Stanley	130,050	1,240	Covidien, Ltd.	55,341
1,616	National City Corporation	28,749	2,383	Eli Lilly and Company	122,772
504	Northern Trust Corporation	36,973	600	Express Scripts, Inc. #	40,494
700	NYSE Euronext *	55,055	812	Forest Laboratories, Inc. #	32,293
456	Plum Creek Timber Company, Inc.	19,038	606	Genzyme Corporation #	47,347
855	PNC Financial Services Group, Inc.	56,105	2,200	Gilead Sciences, Inc. #	100,518
660	Principal Financial Group, Inc.	39,343	409	Hospira, Inc. #	16,814
1,624	Progressive Corporation	30,141	354	Humana, Inc. #	28,426
600	ProLogis Trust	35,610	454	IMS Health, Inc.	10,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Health Care — continued			807	FedEx Corporation	$75,438
6,935	Johnson & Johnson	$438,708	202	Fluor Corporation	24,577
673	King Pharmaceuticals, Inc. #	7,060	1,008	General Dynamics Corporation	85,136
300	Laboratory Corporation of America		24,450	General Electric Company	865,774
	Holdings #	22,164	301	Goodrich Corporation	18,828
756	McKesson Corporation	47,469	1,724	Honeywell International, Inc.	101,837
1,482	Medco Health Solutions, Inc. #	74,219	1,014	Illinois Tool Works, Inc.	51,106
2,834	Medtronic, Inc.	131,979	608	Ingersoll-Rand Company	24,028
5,217	Merck & Company, Inc.	241,443	504	ITT Corporation	29,953
150	Millipore Corporation #	10,522	300	Jacobs Engineering Group, Inc. #	22,932
800	Mylan Laboratories, Inc.	11,928	300	L-3 Communications Holdings, Inc.	33,249
400	Patterson Companies, Inc. #	12,816	862	Lockheed Martin Corporation	93,027
352	PerkinElmer, Inc.	8,761	300	Manitowoc Company, Inc.	11,436
16,581	Pfizer, Inc.	387,830	861	Masco Corporation	19,743
406	Quest Diagnostics, Inc.	20,024	301	Monster Worldwide, Inc. #	8,383
3,843	Schering-Plough Corporation	75,208	1,010	Norfolk Southern Corporation	54,934
912	St. Jude Medical, Inc. #	36,945	846	Northrop Grumman Corporation	67,139
508	Stryker Corporation	34,021	796	PACCAR, Inc.	37,348
1,190	Tenet Healthcare Corporation #	5,272	351	Pall Corporation	12,948
1,054	Thermo Electron Corporation #	54,270	328	Parker-Hannifin Corporation	22,176
3,132	UnitedHealth Group, Inc.	159,231	455	Pitney Bowes, Inc.	16,698
300	Varian Medical Systems, Inc. #	15,597	300	Precision Castparts Corporation	34,140
254	Waters Corporation #	14,592	501	R.R. Donnelley & Sons Company	17,480
301	Watson Pharmaceuticals, Inc. #	7,859	959	Raytheon Company	62,469
1,420	WellPoint, Inc. #	111,044	405	Robert Half International, Inc.	11,251
3,239	Wyeth *	128,912	454	Rockwell Automation, Inc. *	25,887
639	Zimmer Holdings, Inc. #	50,015	454	Rockwell Collins, Inc.	28,693

	Total Health Care	3,572,831	200	Ryder System, Inc.	10,412

			1,795	Southwest Airlines Company	21,055
Industrials (11.3%)			300	Terex Corporation #	17,628
1,724	3M Company	137,317	604	Textron, Inc.	33,854
554	Allied Waste Industries, Inc. #	5,457	456	Trane, Inc.	20,420
202	Avery Dennison Corporation	10,468	1,240	Tyco International, Ltd.	48,806
1,874	Boeing Company	155,879	656	Union Pacific Corporation	82,020
658	Burlington Northern		2,584	United Parcel Service, Inc.	189,045
	Santa Fe Corporation	56,930	2,422	United Technologies Corporation	177,799
500	C.H. Robinson Worldwide, Inc.	27,770	202	W.W. Grainger, Inc.	16,073
1,618	Caterpillar, Inc.	115,105	1,164	Waste Management, Inc.	37,760

405	Cintas Corporation	13,292		Total Industrials	3,459,949

504	Cooper Industries, Ltd.	22,448
1,108	CSX Corporation	53,716	Information Technology (15.1%)
400	Cummins, Inc.	19,312	1,310	Adobe Systems, Inc. #	45,758
604	Danaher Corporation *	44,968	1,307	Advanced Micro Devices, Inc. #	9,985
1,110	Deere & Company	97,414	100	Affiliated Computer Services, Inc. #	4,875
554	Dover Corporation	22,359	851	Agilent Technologies, Inc. #	28,857
404	Eaton Corporation	33,435	300	Akamai Technologies, Inc. #*	9,060
1,922	Emerson Electric Company	97,714	759	Altera Corporation	12,820
303	Equifax, Inc.	11,238	810	Analog Devices, Inc.	22,972
500	Expeditors International of		2,120	Apple Computer, Inc. #	286,963
	Washington, Inc.	23,645	3,402	Applied Materials, Inc.	60,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Information Technology — continued			352	QLogic Corporation #	$5,034
504	Autodesk, Inc. #	$20,740	4,042	QUALCOMM, Inc.	171,462
1,365	Automatic Data Processing, Inc.	55,378	600	SanDisk Corporation #	15,270
507	BMC Software, Inc. #	16,244	1,999	Sun Microsystems, Inc. #	34,982
1,232	Broadcom Corporation #	27,203	2,036	Symantec Corporation #	36,505
865	CA, Inc.	19,056	1,160	Tellabs, Inc. #	7,911
194	CIENA Corporation #	5,263	502	Teradata Corporation #	11,958
14,714	Cisco Systems, Inc. #	360,493	454	Teradyne, Inc. #	4,980
403	Citrix Systems, Inc. #	13,952	3,298	Texas Instruments, Inc.	102,007
800	Cognizant Technology Solutions		500	Total System Services, Inc.	11,550
	Corporation #	22,320	1,240	Tyco Electronics, Ltd.	41,924
404	Computer Sciences Corporation #	17,097	857	Unisys Corporation #	3,565
659	Compuware Corporation #	5,602	600	VeriSign, Inc. #	20,352
404	Convergys Corporation #	6,266	1,765	Western Union Company	39,536
3,733	Corning, Inc.	89,853	2,271	Xerox Corporation	34,973
5,376	Dell, Inc. #	107,735	806	Xilinx, Inc.	17,627
2,832	eBay, Inc. #	76,152	3,228	Yahoo!, Inc. #	61,913

808	Electronic Arts, Inc. #	38,275		Total Information Technology	4,600,502

1,312	Electronic Data Systems Corporation	26,371
5,015	EMC Corporation #	79,588	Materials (3.2%)
500	Fidelity National Information		456	Air Products and Chemicals, Inc.	41,049
	Services, Inc.	21,225	1,986	Alcoa, Inc.	65,737
480	Fiserv, Inc. #	24,658	151	Allegheny Technologies, Inc.	10,630
600	Google, Inc. #	338,580	151	Ashland, Inc.	6,875
6,207	Hewlett-Packard Company	271,556	302	Ball Corporation	13,859
14,149	Intel Corporation	299,959	202	Bemis Company, Inc.	5,490
3,248	International Business Machines		2,318	Dow Chemical Company	89,614
	Corporation	348,640	2,129	E.I. du Pont de Nemours and Company	96,188
710	Intuit, Inc. #	21,790	201	Eastman Chemical Company	13,280
505	Jabil Circuit, Inc.	6,691	404	Ecolab, Inc.	19,493
530	JDS Uniphase Corporation #	5,517	839	Freeport-McMoRan Copper & Gold, Inc.	74,696
1,300	Juniper Networks, Inc. #	35,295	352	Hercules, Inc.	6,171
454	KLA-Tencor Corporation	18,968	201	International Flavors & Fragrances, Inc.	8,565
251	Lexmark International, Inc. #	9,089	1,119	International Paper Company	36,088
557	Linear Technology Corporation *	15,412	396	MeadWestvaco Corporation	11,088
1,708	LSI Corporation #	8,916	1,346	Monsanto Company	151,344
600	MEMC Electronic Materials, Inc. #	42,876	1,160	Newmont Mining Corporation	63,034
600	Microchip Technology, Inc.	19,146	604	Nucor Corporation *	34,911
1,766	Micron Technology, Inc. #*	12,415	354	Pactiv Corporation #	10,128
19,525	Microsoft Corporation	636,515	304	PPG Industries, Inc.	20,091
367	Molex, Inc.	8,823	808	Praxair, Inc.	65,375
5,451	Motorola, Inc.	62,850	306	Rohm and Haas Company	16,325
508	National Semiconductor Corporation	9,362	402	Sealed Air Corporation	10,512
908	Network Appliance, Inc. #	21,084	402	Sigma-Aldrich Corporation	19,963
909	Novell, Inc. #	5,781	200	Titanium Metals Corporation	4,348
253	Novellus Systems, Inc. #	6,011	251	United States Steel Corporation	25,630
1,365	NVIDIA Corporation #	33,565	251	Vulcan Materials Company	19,693
9,510	Oracle Corporation #	195,430	605	Weyerhaeuser Company	40,971

885	Paychex, Inc.	28,957		Total Materials	981,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Telecommunications Services (3.3%)			2,964	Duke Energy Corporation	$55,308
800	American Tower Corporation #	$30,024	1,237	Dynegy, Inc. #	8,684
14,558	AT&T, Inc. ‡	560,337	858	Edison International, Inc.	44,753
304	CenturyTel, Inc.	11,221	506	Entergy Corporation	54,739
707	Citizens Communications Company	8,109	1,564	Exelon Corporation	119,161
387	Embarq Corporation	17,531	658	FirstEnergy Corporation	46,863
3,736	Qwest Communications		906	FPL Group, Inc.	58,419
	International, Inc. #	21,968	223	Integrys Energy Group, Inc.	10,842
6,841	Sprint Nextel Corporation	72,036	150	Nicor, Inc.	6,150
6,974	Verizon Communications, Inc.	270,870	575	NiSource, Inc.	10,919
1,089	Windstream Corporation	12,643	400	Pepco Holdings, Inc.	10,184

	Total Telecommunications		860	PG&E Corporation	35,294
	Services	1,004,739	301	Pinnacle West Capital Corporation	11,564

			806	PPL Corporation	39,430
Utilities (3.4%)			682	Progress Energy, Inc.	30,806
1,464	AES Corporation #	27,933	606	Public Service Enterprise Group, Inc.	58,176
352	Allegheny Energy, Inc.	19,286	400	Questar Corporation	20,364
403	Ameren Corporation	18,058	659	Sempra Energy	36,838
829	American Electric Power Company, Inc.	35,506	1,770	Southern Company	64,340
806	CenterPoint Energy, Inc.	12,904	504	TECO Energy, Inc.	8,402
502	CMS Energy Corporation	7,866	1,114	Xcel Energy, Inc.	23,160

657	Consolidated Edison, Inc.	28,632		Total Utilities	1,031,725

503	Constellation Energy Group, Inc.	47,262

1,458	Dominion Resources, Inc.	62,694		Total Common Stock
403	DTE Energy Company	17,188		(cost $26,454,637)	29,326,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.3%)	Rate (+)	Date	Value

994,480	Thrivent Financial Securities Lending Trust	4.140%	N/A	$994,480

	Total Collateral Held for Securities Loaned
	(cost $994,480)			994,480

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.4%)	Rate (+)	Date	Value

$100,000	Federal National Mortgage Association ‡	2.540%	5/16/2008	$99,256
958,022	Thrivent Money Market Fund	4.350	N/A	958,022

	Total Short-Term Investments (cost $1,056,854)			1,057,278

	Total Investments (cost $28,505,971) 102.8%			$31,378,484

	Other Assets and Liabilities, Net (2.8%)			(848,577)

	Total Net Assets 100.0%			$30,529,907

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Mini-Futures	16	March 2008	$1,036,644	$1,103,680	$67,036
Total Futures					$67,036

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2008, $99,256 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,265,569 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,071,396
Gross unrealized depreciation	(4,198,883)

Net unrealized appreciation (depreciation)	$2,872,513
Cost for federal income tax purposes	$28,505,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Consumer Discretionary (5.8%)			14,550	Flowers Foods, Inc.	$349,200
9,100	Advance Auto Parts, Inc. ±	$324,688	14,800	General Mills, Inc.	808,228
8,300	Aeropostale, Inc. #~	233,811	9,600	Hormel Foods Corporation	371,904
6,900	Best Buy Company, Inc. ‡	336,789	22,166	Kraft Foods, Inc.	648,577
2,600	Black & Decker Corporation	188,604	40,900	Kroger Company	1,040,905
22,100	Carnival Corporation ±	983,229	8,300	Loews Corporation — Carolina Group	681,679
3,800	Centex Corporation	105,564	14,500	Longs Drug Stores Corporation	667,145
47,600	Coldwater Creek, Inc. #*	306,068	18,700	Pepsi Bottling Group, Inc.	651,695
14,500	Crocs, Inc. #*	504,455	25,300	PepsiCo, Inc.	1,725,207
8,400	D.R. Horton, Inc.	144,900	33,512	Procter & Gamble Company	2,210,116
60,100	DIRECTV Group, Inc. #	1,357,058	14,681	Reckitt Benckiser Group plc #	768,959
9,100	E.W. Scripps Company *	370,552	11,300	Safeway, Inc.	350,187
12,600	Fossil, Inc. #	428,148	11,500	Smithfield Foods, Inc. #	320,275
7,800	Genesco, Inc. #*	260,208	18,600	United Natural Foods, Inc. #	446,028
6,500	Gymboree Corporation #	248,430	20,400	Wal-Mart Stores, Inc.	1,037,952
15,100	Harley-Davidson, Inc. *	612,758	9,900	William Wrigley Jr. Company *	568,557

2,400	Harman International Industries, Inc.	111,768		Total Consumer Staples	19,862,687

25,100	Hasbro, Inc.	651,847
8,000	Home Depot, Inc.	245,360	Energy (7.6%)
12,400	International Game Technology	529,108	21,900	Devon Energy Corporation ‡	1,861,062
20,900	Johnson Controls, Inc.	739,233	27,100	Dril-Quip, Inc. #	1,315,434
14,800	Kohl’s Corporation #	675,472	33,186	Exxon Mobil Corporation ±	2,867,270
4,100	Lennar Corporation *	84,460	56,500	Halliburton Company *	1,874,105
24,400	McDonald’s Corporation	1,306,620	39,300	Noble Corporation	1,720,161
15,200	McGraw-Hill Companies, Inc.	649,952	25,900	Occidental Petroleum Corporation	1,757,833
2,000	Mohawk Industries, Inc. #*	159,840	780	Patriot Coal Corporation #	31,005
5,400	Newell Rubbermaid, Inc.	130,248	7,600	Peabody Energy Corporation	410,552
69,400	News Corporation	1,311,660	81,100	Petrohawk Energy Corporation #	1,277,325
9,800	Nordstrom, Inc.	381,220	19,900	Petroleo Brasileiro SA ADR *	2,211,686
6,200	Pulte Homes, Inc. *	101,308	23,800	Petroleum Development Corporation #	1,368,500
20,800	Ross Stores, Inc.	606,320	46,051	Sunoco, Inc.	2,864,372
8,700	Target Corporation	483,546	22,700	Total SA ADR	1,652,106
29,300	TJX Companies, Inc.	924,708	38,500	Willbros Group, Inc. #*	1,282,820

13,000	Tween Brands, Inc. #*	416,390		Total Energy	22,494,231

16,300	Viacom, Inc. #	631,788
16,500	Yum! Brands, Inc.	563,640	Financials (11.3%)

	Total Consumer Discretionary	17,109,750	6,700	Affiliated Managers Group, Inc. #*	658,677

			18,600	AFLAC, Inc. ‡	1,140,738
Consumer Staples (6.8%)			13,000	Allstate Corporation ±	640,510
10,200	Alberto-Culver Company ~	273,258	2,200	AMB Property Corporation ‡	111,320
21,500	Altria Group, Inc. ‡	1,630,130	23,200	American Express Company ±	1,144,224
14,700	Avon Products, Inc. ‡	514,794	5,600	American Financial Realty Trust	46,088
9,100	Cadbury Schweppes plc ADR ~	403,767	35,062	American International Group, Inc. ±	1,934,020
27,600	Coca-Cola Company ‡	1,633,092	2,401	Apartment Investment &
21,800	Constellation Brands, Inc. #~	455,620		Management Company	95,180
34,795	CVS/Caremark Corporation ~	1,359,441	13,200	Axis Capital Holdings, Ltd.	528,528
7,100	Diageo plc ADR	573,041	54,600	Bank of America Corporation ±~	2,421,510
18,600	Elizabeth Arden, Inc. #	372,930	16,600	Bank of New York Mellon Corporation ~	774,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Financials — continued			3,800	UDR, Inc. *	$86,754
2,363	CapitalSource, Inc. *	$38,777	19,900	Wachovia Corporation	774,707
28,000	Center Financial Corporation ~	324,240	2,300	Weingarten Realty Investors	77,326
14,000	Chubb Corporation ‡	725,060	41,200	Wells Fargo & Company *	1,401,212
900	CME Group, Inc. ±	557,010	11,300	Westamerica Bancorporation *	559,576
25,700	Colonial BancGroup, Inc. *	403,490	8,900	Zions Bancorporation	487,186

8,775	Commerce Bancshares, Inc. ~	389,698		Total Financials	33,226,002

9,800	Cullen/Frost Bankers, Inc. ~	533,512
1,800	Developers Diversified		Health Care (8.5%)
	Realty Corporation	74,070	9,800	Aetna, Inc. ±	521,948
22,100	E*TRADE Financial Corporation #*	109,837	533	Amedisys, Inc. #	22,736
12,900	East West Bancorp, Inc.	310,374	3,400	AmerisourceBergen Corporation ~	158,610
18,400	Encore Bancshares, Inc. #	349,784	19,100	Beckman Coulter, Inc.	1,270,150
12,000	Endurance Specialty Holdings, Ltd.	486,240	25,400	BioMarin Pharmaceutical, Inc. #*	941,324
300	Entertainment Properties Trust	14,850	14,800	C.R. Bard, Inc.	1,429,236
3,700	Equity Residential REIT	138,417	6,000	Cardinal Health, Inc. ~	347,820
1,300	Essex Property Trust, Inc.	134,693	13,700	Cephalon, Inc. #*	899,131
13,500	Federal Home Loan		7,200	CIGNA Corporation ~	353,952
	Mortgage Corporation	410,265	38,800	Conceptus, Inc. #	631,664
9,500	Federal National Mortgage Association	321,670	1,400	Covance, Inc. #	116,424
7,400	Franklin Resources, Inc.	771,302	5,700	Coventry Health Care, Inc. #~	322,506
7,300	Goldman Sachs Group, Inc.	1,465,621	21,700	Dentsply International, Inc.	896,427
7,600	Hartford Financial Services Group, Inc.	613,852	100,300	Dexcom, Inc. #*	843,523
13,500	HCC Insurance Holdings, Inc.	376,110	7,700	Express Scripts, Inc. #	519,673
3,300	Hospitality Properties Trust	112,035	20,900	Gilead Sciences, Inc. #‡	954,921
64,900	J.P. Morgan Chase & Company	3,085,995	44,900	Hansen Medical, Inc. #	802,812
400	Kilroy Realty Corporation	19,612	2,000	Health Net, Inc. #	92,980
1	Lincoln National Corporation	53	1,700	Henry Schein, Inc. #	98,821
2,300	Mack-Cali Realty Corporation	81,696	31,700	Hospira, Inc. #	1,303,187
15,300	Merrill Lynch & Company, Inc.	862,920	3,100	Humana, Inc. #	248,930
21,600	MGIC Investment Corporation *	399,600	10,500	ImClone Systems, Inc. #	456,435
18,400	Morgan Stanley	909,512	7,700	IMS Health, Inc.	183,953
62,300	New York Community Bancorp, Inc. *	1,155,665	2,300	Laboratory Corporation of America
9,500	Northern Trust Corporation	696,920		Holdings #	169,924
6,800	Nymex Holdings, Inc. *	782,000	25,100	Masimo Corporation #	895,819
100	Parkway Properties, Inc.	3,592	5,000	McKesson Corporation	313,950
2,400	Plum Creek Timber Company, Inc.	100,200	10,156	Medco Health Solutions, Inc. #	508,612
64,800	PMI Group, Inc. *	615,600	3,600	Millipore Corporation #	252,540
8,000	PNC Financial Services Group, Inc.	524,960	62,100	Mylan Laboratories, Inc.	925,911
6,500	Portfolio Recovery Associates, Inc. *	236,340	22,200	NuVasive, Inc. #*	874,902
2,700	ProLogis Trust	160,245	2,100	Omnicare, Inc.	46,494
7,600	Prudential Financial, Inc.	641,212	2,300	Patterson Companies, Inc. #±	73,692
2,940	Public Storage, Inc.	230,055	283	PharMerica Corporation #	4,200
2,400	Rayonier, Inc. REIT	101,568	100	Psychiatric Solutions, Inc. #	3,017
9,300	Security Capital Assurance, Ltd. *	29,574	2,700	Quest Diagnostics, Inc. *	133,164
3,000	Simon Property Group, Inc.	268,140	47,900	Schering-Plough Corporation	937,403
100	Sovran Self Storage, Inc.	3,962	42,100	SenoRx, Inc. #	374,690
22,800	U.S. Bancorp *~	774,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Health Care — continued			22,700	Apple Computer, Inc. #±~	$3,072,672
21,900	Shire Pharmaceuticals Group plc ADR	$1,179,315	29,600	Applied Materials, Inc. ‡	530,432
19,600	STERIS Corporation	485,688	8,700	Arrow Electronics, Inc. #~	297,714
8,400	Thermo Electron Corporation #	432,516	19,400	Automatic Data Processing, Inc. ‡	787,058
5,200	United Therapeutics Corporation #	436,696	32,800	China GrenTech Corporation,
15,940	UnitedHealth Group, Inc.	810,390		Ltd. ADR #	233,536
47,300	Vertex Pharmaceuticals, Inc. #*	963,028	4,000	CIENA Corporation #	108,520
10,700	WellPoint, Inc. #	836,740	87,100	Cisco Systems, Inc. #±	2,133,950
13,600	Zimmer Holdings, Inc. #	1,064,472	16,900	Commvault Systems, Inc. #~	314,678

	Total Health Care	25,140,326	25,100	Corning, Inc. ‡	604,157

			24,500	eBay, Inc. #±	658,805
Industrials (7.7%)			50,800	EMC Corporation #	806,196
22,600	3M Company	1,800,090	10,200	F5 Networks, Inc. #	240,006
250	Allegiant Travel Company #	7,820	15,500	FormFactor, Inc. #*	375,410
22,800	American Commercial Lines, Inc. #*	461,928	2,670	Google, Inc. #	1,506,681
19,800	American Reprographics Company #*	311,454	16,100	Ingram Micro, Inc. #	286,258
35,700	BE Aerospace, Inc. #‡~	1,378,377	11,500	Insight Enterprises, Inc. #	198,605
10,000	C.H. Robinson Worldwide, Inc. ‡	555,400	73,700	Integrated Device Technology, Inc. #	549,065
6,200	Canadian National Railway Company ~	312,542	99,500	Intel Corporation ±	2,109,400
8,700	Chicago Bridge and Iron Company ~	387,063	35,200	Intersil Corporation	810,656
16,600	Danaher Corporation *‡	1,235,870	28,100	Ixia #	207,940
16,000	Emerson Electric Company ±	813,440	20,000	Juniper Networks, Inc. #	543,000
53,500	Federal Signal Corporation	620,065	51,200	Microsoft Corporation	1,669,120
5,900	Flowserve Corporation	484,508	7,600	NAVTEQ Corporation #	561,640
15,100	FTI Consulting, Inc. #*	835,181	16,600	Network Appliance, Inc. #	385,452
65,200	General Electric Company	2,308,732	28,600	Nokia Oyj ADR ±	1,056,770
15,700	Hub Group, Inc. #	457,341	42,000	Novell, Inc. #	267,120
16,600	Ingersoll-Rand Company	656,032	32,650	NVIDIA Corporation #	802,864
18,300	Interline Brands, Inc. #	363,438	20,000	ON Semiconductor Corporation #*	129,600
25,200	JB Hunt Transport Services, Inc. *	783,720	56,300	Oracle Corporation #	1,156,965
13,500	Kaydon Corporation	589,815	15,900	Paychex, Inc.	520,248
14,200	Kirby Corporation #	652,916	72,400	Powerwave Technologies, Inc. #*	275,120
5,800	Manpower, Inc.	326,308	18,300	QUALCOMM, Inc.	776,286
14,800	McDermott International, Inc. #	698,264	3,500	Research in Motion, Ltd. #	328,580
44,200	Pall Corporation	1,630,538	800	SAIC, Inc. #	15,120
3,000	Precision Castparts Corporation	341,400	32,900	Tellabs, Inc. #	224,378
10,700	Rockwell Collins, Inc.	676,240	35,600	Texas Instruments, Inc.	1,101,108
26,400	Roper Industries, Inc. *	1,476,288	107,100	TIBCO Software, Inc. #*	796,824
12,700	Trane, Inc.	568,706	19,400	Verifone Holdings, Inc. #*	379,658
11,300	URS Corporation #~	496,070	2,477	Verigy, Ltd. #	51,720
26,700	Waste Management, Inc.	866,148	15,700	VeriSign, Inc. #	532,544

16,700	Watsco, Inc. *	615,896		Total Information Technology	28,484,191

	Total Industrials	22,711,590

			Materials (2.4%)
Information Technology (9.7%)			9,900	Air Products and Chemicals, Inc. ±	891,198
14,500	Accenture, Ltd.	501,990	375	Arkema ADR #	21,094
16,500	Adobe Systems, Inc. #±	576,345	16,000	Dow Chemical Company ±	618,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares	Common Stock (63.7%)	Value	Shares	Common Stock (63.7%)	Value

Materials — continued			20,216	Duke Energy Corporation	$377,231
15,200	E.I. du Pont de Nemours and Company	$686,736	7,000	Edison International, Inc.	365,120
8,700	FMC Corporation ±	462,492	4,600	Entergy Corporation	497,628
15,300	Freeport-McMoRan Copper &		14,000	Exelon Corporation	1,066,660
	Gold, Inc.	1,362,159	7,100	FirstEnergy Corporation	505,662
8,900	Lubrizol Corporation	468,229	7,200	PG&E Corporation	295,488
21,800	Pactiv Corporation #	623,698	7,700	PPL Corporation	376,684
15,500	Praxair, Inc.	1,254,105	5,700	Progress Energy, Inc.	257,469
15,900	Silgan Holdings, Inc.	753,024	5,600	Public Service Enterprise Group, Inc.	537,600

	Total Materials	7,141,295	4,200	Questar Corporation	213,822

			5,700	Sempra Energy	318,630
Telecommunications Services (1.4%)			2,500	Wisconsin Energy Corporation	113,825
60,500	AT&T, Inc. ±~	2,328,645	8,700	Xcel Energy, Inc. ±	180,873

9,200	NII Holdings, Inc. #	392,472		Total Utilities	7,330,826

50,100	Sprint Nextel Corporation	527,553

22,500	Verizon Communications, Inc.	873,900		Total Common Stock

	Total Telecommunications			(cost $172,650,756)	187,623,468

	Services	4,122,570

Utilities (2.5%)
12,600	AES Corporation #~	240,408		Preferred Stock/
4,400	Ameren Corporation ~	197,164	Shares	Equity-Linked Securities (0.1%)	Value

8,500	American Electric Power		5,025	Allegro Investment Corporation SA TGT
	Company, Inc. ±	364,055		Convertible #¿≤	$255,653

5,400	Consolidated Edison, Inc. ~	235,332		Total Preferred Stock/Equity-
4,000	Constellation Energy Group, Inc. ~	375,840		Linked Securities
15,000	Dominion Resources, Inc.	645,000		(cost $250,003)	255,653

3,900	DTE Energy Company	166,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.7%)	Rate	Date	Value

Asset-Backed Securities (6.2%)
$1,000,000	Americredit Automobile Receivables Trust ±†	4.620%	2/6/2008	$987,354
403,816	Bear Stearns Asset-Backed Securities, Inc. ±†	3.616	2/25/2008	402,716
573,823	Bear Stearns Mortgage Funding Trust †~	3.516	2/25/2008	259,604
1,000,000	Chase Funding Issuance Trust ‡	4.960	9/17/2012	1,031,727
750,000	Citibank Credit Card Issuance Trust ‡	5.650	9/20/2019	754,043
1,061,290	Countrywide Asset-Backed Certificates ±	5.549	4/25/2036	1,038,190
1,000,000	DaimlerChrysler Master Owner Trust †~	4.286	2/15/2008	1,000,142
1,000,000	Discover Card Master Trust ~	5.650	3/16/2020	1,014,794
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †	3.486	2/25/2008	971,028
766,651	First Horizon ABS Trust †	3.506	2/25/2008	644,040
1,000,000	Ford Credit Floor Plan Master Owner Trust ±†	4.416	2/15/2008	979,931
1,000,000	GE Dealer Floorplan Master Note Trust ±†	3.974	2/20/2008	1,000,431
1,000,000	GMAC Mortgage Corporation Loan Trust †	3.446	2/25/2008	994,891
1,100,000	GMAC Mortgage Corporation Loan Trust †‡	3.466	2/25/2008	1,095,964
508,288	Green Tree Financial Corporation	6.330	11/1/2029	513,185
700,000	Merna Re, Ltd. †≤	6.580	3/31/2008	691,600
270,991	National Collegiate Student Loan Trust †	3.436	2/25/2008	271,105
140,535	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	139,532
1,500,000	Renaissance Home Equity Loan Trust ‡	5.608	5/25/2036	1,504,713
359,782	Residential Asset Securities Corporation	4.160	7/25/2030	358,856
722,526	Residential Funding Mortgage Securities II †	3.506	2/25/2008	684,948
207,556	SLM Student Loan Trust †	3.341	4/25/2008	207,610
1,000,000	Textron Financial Floorplan Master Note Trust †≤	4.439	2/13/2008	1,000,115
887,028	Wachovia Asset Securitization, Inc. †≤	3.516	2/25/2008	768,024

	Total Asset-Backed Securities			18,314,543

Basic Materials (0.3%)
300,000	Alcan, Inc. ~	5.000	6/1/2015	295,298
500,000	Precision Castparts Corporation ±	5.600	12/15/2013	544,718

	Total Basic Materials			840,016

Capital Goods (0.8%)
310,000	Caterpillar Financial Services Corporation ±	5.850	9/1/2017	327,436
275,000	Goodrich Corporation	6.290	7/1/2016	293,450
500,000	John Deere Capital Corporation ~	5.350	1/17/2012	522,081
120,000	Lockheed Martin Corporation	6.150	9/1/2036	124,113
750,000	Oakmont Asset Trust≤	4.514	12/22/2008	756,520
350,000	United Technologies Corporation	4.875	5/1/2015	353,010

	Total Capital Goods			2,376,610

Collateralized Mortgage Obligations (1.9%)
1,184,376	Banc of America Mortgage Securities, Inc. ‡	4.803	9/25/2035	1,197,040
732,707	HomeBanc Mortgage Trust	5.993	4/25/2037	743,175
745,922	J.P. Morgan Alternative Loan Trust	5.796	3/25/2036	709,656
1,049,833	Merrill Lynch Mortgage Investors, Inc.	4.875	6/25/2035	1,062,569
750,214	Thornburg Mortgage Securities Trust †	3.466	2/25/2008	745,813
756,845	Thornburg Mortgage Securities Trust †	3.486	2/25/2008	728,843
438,550	Zuni Mortgage Loan Trust †	3.506	2/25/2008	419,676

	Total Collateralized Mortgage Obligations			5,606,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.7%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (6.2%)
$581,452	Banc of America Commercial Mortgage, Inc. ±	4.037%	11/10/2039	$577,420
1,500,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	4.386	2/15/2008	1,440,890
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	4.487	2/11/2041	982,516
500,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.835	9/11/2042	475,640
45,813	Citigroup Commercial Mortgage Trust †≤	4.306	2/15/2008	44,276
30,022	Commercial Mortgage Pass-Through Certificates †≤	4.336	2/15/2008	29,983
1,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.366	2/15/2008	963,768
1,500,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.416	2/15/2008	1,439,666
1,500,000	Credit Suisse Mortgage Capital Certificates †~≤	4.406	2/15/2008	1,446,206
1,500,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	1,519,020
916,014	First Union National Bank Commercial Mortgage Trust ~	7.390	12/15/2031	951,475
1,250,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	12/10/2049	1,193,294
1,000,000	GS Mortgage Securities Corporation II †	4.670	2/6/2008	940,497
875,000	J.P. Morgan Chase Commercial Mortgage Securities	5.882	2/15/2051	885,166
978,737	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	974,734
1,000,000	Merrill Lynch Mortgage Trust	5.266	1/12/2044	941,477
1,025,837	Morgan Stanley Capital I, Inc. ±	6.210	11/15/2031	1,029,909
1,000,000	TIAA Real Estate CDO, Ltd.	5.816	8/15/2039	1,009,143
875,000	Wachovia Bank Commercial Mortgage Trust	5.765	7/15/2045	882,064
498,498	Washington Mutual Asset Securities Corporation≤	3.830	1/25/2035	490,655

	Total Commercial Mortgage-Backed Securities			18,217,799

Communications Services (0.8%)
125,000	AT&T, Inc. ~	6.500	9/1/2037	127,446
150,000	British Telecom plc ±	9.125	12/15/2030	196,476
330,000	Comcast Corporation ±	5.875	2/15/2018	329,720
140,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	175,752
125,000	News America, Inc.	6.400	12/15/2035	123,367
220,000	Rogers Cable, Inc.	5.500	3/15/2014	216,785
280,000	Rogers Cable, Inc.	6.750	3/15/2015	293,869
40,000	Rogers Cable, Inc.	8.750	5/1/2032	50,026
225,000	Sprint Capital Corporation	6.900	5/1/2019	205,655
350,000	Telecom Italia Capital SA	5.250	11/15/2013	351,580
245,000	Verizon Communications, Inc.	5.550	2/15/2016	249,985

	Total Communications Services			2,320,661

Consumer Cyclical (0.5%)
375,000	Ford Motor Credit Company	6.625	6/16/2008	374,303
275,000	JC Penney Corporation, Inc.	5.750	2/15/2018	258,236
250,000	Nissan Motor Acceptance Corporation	4.625	3/8/2010	256,676
315,000	Nissan Motor Acceptance Corporation≤	5.625	3/14/2011	331,697
230,000	Walmart Stores, Inc.	5.875	4/5/2027	226,472

	Total Consumer Cyclical			1,447,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.7%)	Rate	Date	Value

Consumer Non-Cyclical (0.9%)
$400,000	Abbott Laboratories ‡	5.150%	11/30/2012	$421,558
170,000	Archer-Daniels-Midland Company ~	6.450	1/15/2038	176,429
230,000	Baxter International, Inc. ±	5.900	9/1/2016	243,621
250,000	Johnson & Johnson Company	5.950	8/15/2037	270,958
200,000	Kroger Company	6.400	8/15/2017	212,596
375,000	PepsiCo, Inc.	4.650	2/15/2013	389,303
300,000	Schering-Plough Corporation	6.000	9/15/2017	309,344
200,000	Tesco plc ≤	5.500	11/15/2017	203,218
150,000	UnitedHealth Group, Inc. ≤	6.500	6/15/2037	145,405
250,000	Wyeth ±	6.950	3/15/2011	266,633
100,000	Wyeth	5.950	4/1/2037	98,628

	Total Consumer Non-Cyclical			2,737,693

Energy (0.4%)
265,000	Nexen, Inc.	5.650	5/15/2017	263,164
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ≤	5.298	9/30/2020	365,441
125,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	124,238
220,000	Transocean, Inc.	6.000	3/15/2018	225,581

	Total Energy			978,424

Financials (5.3%)
250,000	American Express Company ~	6.150	8/28/2017	258,112
230,000	American International Group, Inc. ~	6.250	3/15/2037	200,949
25,000	BAC Capital Trust XI	6.625	5/23/2036	24,660
125,000	Bank of America Corporation ~	5.750	12/1/2017	128,610
600,000	Bank of America Corporation	8.000	1/30/2018	623,250
200,000	Bear Stearns Companies, Inc. ~	6.400	10/2/2017	189,859
110,000	Capital One Capital III ~	7.686	8/15/2036	83,260
350,000	Capmark Financial Group, Inc. ~≤	5.875	5/10/2012	256,056
100,000	Capmark Financial Group, Inc. ~≤	6.300	5/10/2017	70,057
325,000	CIT Group, Inc. ~	7.625	11/30/2012	320,468
375,000	Corestates Capital Trust I ±≤	8.000	12/15/2026	388,485
400,000	Countrywide Financial Corporation, Convertible ±†≤	0.758	4/15/2008	364,960
200,000	General Electric Capital Corporation	5.720	8/22/2011	203,409
555,000	General Electric Capital Corporation	4.375	3/3/2012	559,396
120,000	General Electric Capital Corporation	5.625	9/15/2017	123,859
130,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	113,656
500,000	General Motors Acceptance Corporation, LLC	6.000	12/15/2011	421,614
450,000	Goldman Sachs Group, Inc.	5.125	1/15/2015	454,610
150,000	Goldman Sachs Group, Inc.	6.750	10/1/2037	147,158
500,000	Goldman Sachs Group, Inc., Convertible	1.000	1/31/2015	499,335
165,000	HSBC Holdings plc	6.500	5/2/2036	162,256
390,000	International Lease Finance Corporation	5.750	6/15/2011	403,786
375,000	iStar Financial, Inc.	5.850	3/15/2017	310,933
300,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	306,424
425,000	Keybank National Association	5.500	9/17/2012	441,265
500,000	KeyCorp ±	4.700	5/21/2009	504,062
500,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	497,956
135,000	Lehman Brothers Holdings, Inc.	7.000	9/27/2027	136,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.7%)	Rate	Date	Value

Financials — continued
$200,000	Liberty Property, LP	5.500%	12/15/2016	$183,716
250,000	Lincoln National Corporation	7.000	5/17/2016	248,633
325,000	Merrill Lynch & Company, Inc. §	5.450	2/5/2013	325,505
215,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	204,983
150,000	Morgan Stanley	5.950	12/28/2017	151,422
210,000	Morgan Stanley	6.250	8/9/2026	207,455
500,000	Morgan Stanley, Convertible	1.000	1/28/2015	506,555
375,000	Nationwide Health Properties, Inc.	6.250	2/1/2013	395,624
525,000	ProLogis ±	5.500	4/1/2012	525,407
225,000	Prudential Financial, Inc.	6.100	6/15/2017	231,238
100,000	Prudential Financial, Inc.	5.700	12/14/2036	90,708
300,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	294,518
235,000	Residential Capital Corporation ±	8.000	4/17/2013	145,700
350,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	350,091
200,000	Santander Perpetual SA Unipersonal ≤	6.671	10/24/2017	202,633
500,000	Simon Property Group, LP ±	4.600	6/15/2010	499,531
275,000	Simon Property Group, LP	5.375	6/1/2011	272,524
335,000	Student Loan Marketing Corporation	4.500	7/26/2010	308,450
275,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	266,024
105,000	Travelers Companies, Inc.	6.250	6/15/2037	102,644
285,000	Wachovia Bank NA	4.875	2/1/2015	276,520
495,000	Wachovia Capital Trust III	5.800	3/15/2011	391,050
55,000	Washington Mutual Preferred Funding ≤	6.665	12/15/2016	38,225
600,000	Washington Mutual Preferred Funding II ≤	6.895	6/15/2012	411,000
225,000	Wells Fargo & Company	4.375	1/31/2013	224,939
200,000	Wells Fargo & Company	5.625	12/11/2017	205,535
220,000	Willis North America, Inc.	6.200	3/28/2017	223,971

	Total Financials			15,479,871

Foreign (0.3%)
500,000	Corporacion Andina de Fomento	5.750	1/12/2017	487,855
375,000	Korea Development Bank	5.300	1/17/2013	381,561

	Total Foreign			869,416

Mortgage-Backed Securities (11.3%)
11,725,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	5.500	2/1/2038	11,878,891
12,375,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	6.000	2/1/2038	12,695,981
8,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	6.500	2/1/2038	8,821,402

	Total Mortgage-Backed Securities			33,396,274

Technology (0.2%)
500,000	International Business Machines Corporation	5.700	9/14/2017	525,248

	Total Technology			525,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.7%)	Rate	Date	Value

Transportation (0.8%)
$175,000	Burlington Northern Santa Fe Corporation ±	7.000%	12/15/2025	$184,719
350,000	Continental Airlines, Inc. ±	5.983	4/19/2022	319,713
450,000	Delta Air Lines, Inc. ~	7.111	9/18/2011	447,750
344,257	FedEx Corporation ~	6.720	1/15/2022	377,436
625,000	Southwest Airlines Company	6.150	8/1/2022	635,938
450,000	Union Pacific Corporation ~	6.125	1/15/2012	479,013

	Total Transportation			2,444,569

U.S. Government (4.8%)
1,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	1,054,058
750,000	Federal Home Loan Mortgage Corporation *	5.000	12/14/2018	772,272
210,000	U.S. Treasury Bonds *	4.750	2/15/2037	223,716
6,875,000	U.S. Treasury Notes ‡	4.875	2/15/2012	7,484,084
450,000	U.S. Treasury Notes *	4.250	8/15/2013	480,340
515,000	U.S. Treasury Notes *	4.125	5/15/2015	541,072
3,344,400	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	3,565,966

	Total U.S. Government			14,121,508

Utilities (1.0%)
300,000	CenterPoint Energy Resources Corporation ‡	6.125	11/1/2017	308,584
245,000	Cleveland Electric Illuminating Company ±	5.700	4/1/2017	243,497
220,000	Commonwealth Edison Company ±	5.400	12/15/2011	224,146
300,000	Exelon Corporation ~	6.750	5/1/2011	316,342
225,000	ITC Holdings Corporation ≤	6.050	1/31/2018	224,398
225,000	MidAmerican Energy Holdings Company	6.500	9/15/2037	232,464
175,000	Plains All American Pipeline, LP/PAA Finance
	Corporation	6.650	1/15/2037	174,100
445,900	Power Receivables Finance, LLC ≤	6.290	1/1/2012	472,432
230,000	PSI Energy, Inc. ±	5.000	9/15/2013	231,587
350,000	Union Electric Company	6.400	6/15/2017	373,148
145,000	Virginia Electric & Power Company	6.000	1/15/2036	143,983

	Total Utilities			2,944,681

	Total Long-Term Fixed Income (cost $122,160,172)			122,621,469

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

150	Call on U.S. Treasury Bond Futures	$115.50	5/23/2008	$328,125
55	Call on U.S. Treasury Bond Futures	120.50	5/23/2008	31,797

	Total Options Purchased (cost $619,990)			359,922

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.0%)	Rate (+)	Date	Value

29,562,904	Thrivent Financial Securities Lending Trust	4.140%	N/A	$29,562,904

	Total Collateral Held for Securities Loaned
	(cost $29,562,904)			29,562,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (6.1%)	Rate (+)	Date	Value

17,831,922	Thrivent Money Market Fund	4.350%	N/A	$17,831,922

	Total Short-Term Investments (at amortized cost)			17,831,922

	Total Investments (cost $343,075,747) 121.7%			$358,255,338

	Other Assets and Liabilities, Net (21.7%)			(63,907,493)

	Total Net Assets 100.0%			$294,347,845

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	40	March 2008	$4,453,013	$4,520,000	$66,987
10-Yr. U.S. Treasury Bond Futures	(135)	March 2008	(15,208,475)	(15,757,031)	(548,556)
EURO Foreign Exchange
Currency Futures	(3)	March 2008	(550,560)	(557,213)	(6,653)
Total Futures					($488,222)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling.

‡ At January 31, 2008, $762,016 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $25,278,555 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2008, the value of these investments was $13,619,846 or 4.6% of total net assets.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,353,320
Gross unrealized depreciation	(15,173,729)

Net unrealized appreciation (depreciation)	$15,179,591
Cost for federal income tax purposes	$343,075,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Bank Loans (2.1%)	Rate	Date	Value

Technology (1.3%)
$3,206,963	First Data Corporation, Term Loan	7.630%	9/24/2014	$2,902,910
1,113,284	Flextronics Semiconductor, Ltd., Term Loan	7.455	10/1/2012	1,085,452
3,874,219	Flextronics Semiconductor, Ltd., Term Loan	7.394	10/1/2014	3,743,464

	Total Technology			7,731,826

Utilities (0.8%)
4,937,625	Energy Future Holdings, Term Loan	8.396	10/10/2014	4,490,177

	Total Utilities			4,490,177

	Total Bank Loans (cost $12,966,893)			12,222,003

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Basic Materials (8.7%)
$1,610,000	Aleris International, Inc.	9.000%	12/15/2014	$1,255,800
2,070,000	Aleris International, Inc.	10.000	12/15/2016	1,454,175
2,585,000	Arch Western Finance, LLC *	6.750	7/1/2013	2,500,988
1,517,000	Buckeye Technologies, Inc.	8.000	10/15/2010	1,501,830
2,360,000	Domtar, Inc.	7.125	8/15/2015	2,271,500
2,155,000	Drummond Company, Inc. ≤	7.375	2/15/2016	1,961,050
2,965,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	3,365,275
3,025,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	3,214,062
1,400,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,400,000
1,805,000	Georgia-Pacific Corporation≤	7.125	1/15/2017	1,719,262
3,540,000	Graphic Packaging International Corporation	9.500	8/15/2013	3,336,450
2,965,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	2,438,712
2,620,000	Huntsman International, LLC	7.875	11/13/2014	2,724,800
1,300,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,248,000
2,990,000	Mosaic Global Holdings, Inc., Convertible ≤	7.625	12/1/2014	3,229,200
4,140,000	Nell AF SARL ≤	8.375	8/15/2015	3,125,700
1,270,000	NewPage Corporation ≤	10.000	5/1/2012	1,263,650
3,540,000	Peabody Energy Corporation	6.875	3/15/2013	3,513,450
1,380,000	PNA Group, Inc.	10.750	9/1/2016	1,242,000
860,000	PNA Intermediate Holdings Corporation †≤	11.869	2/15/2008	778,300
1,840,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	1,706,600
1,460,000	Southern Copper Corporation	7.500	7/27/2035	1,481,024
3,200,000	Terra Capital, Inc.	7.000	2/1/2017	3,144,000

	Total Basic Materials			49,875,828

Capital Goods (8.1%)
3,610,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	3,655,125
1,300,000	Ashtead Capital, Inc. ≤	9.000	8/15/2016	1,085,500
2,155,000	Ball Corporation	6.625	3/15/2018	2,122,675
2,135,000	Berry Plastics Holding Corporation	8.875	9/15/2014	1,894,812
2,890,000	Case New Holland, Inc.	7.125	3/1/2014	2,882,775
1,830,000	Crown Americas, Inc.	7.625	11/15/2013	1,843,725
1,830,000	Crown Americas, Inc.	7.750	11/15/2015	1,862,025
1,650,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	1,530,375
860,000	General Cable Corporation	7.125	4/1/2017	819,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Capital Goods — continued
$1,630,000	Graham Packaging Company, Inc.	9.875%	10/15/2014	$1,377,350
850,000	Legrand SA	8.500	2/15/2025	989,491
2,890,000	Mueller Water Products, Inc.	7.375	6/1/2017	2,456,500
1,760,000	Norcraft Companies, LP/Norcraft Finance Corporation *	9.000	11/1/2011	1,751,200
1,230,000	Owens-Brockway Glass Container, Inc. *	8.250	5/15/2013	1,273,050
4,320,000	Owens-Illinois, Inc. *	7.500	5/15/2010	4,352,400
3,055,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	2,871,700
2,385,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,152,462
3,535,000	Rental Services Corporation *	9.500	12/1/2014	2,995,912
2,170,000	SPX Corporation ≤	7.625	12/15/2014	2,224,250
3,055,000	TransDigm, Inc.	7.750	7/15/2014	3,070,275
890,000	United Rentals North America, Inc.	6.500	2/15/2012	818,800
2,760,000	United Rentals North America, Inc.	7.000	2/15/2014	2,214,900

	Total Capital Goods			46,244,452

Communications Services (15.8%)
4,250,000	American Tower Corporation ≤	7.000	10/15/2017	4,207,500
2,160,000	Block Communications, Inc. ≤	8.250	12/15/2015	2,095,200
2,200,000	CCH II, LLC/CCH II Capital Corporation *	10.250	10/1/2013	2,035,000
2,160,000	Centennial Communications Corporation *	8.125	2/1/2014	2,030,400
2,210,000	Charter Communications Holdings II, LLC	10.250	9/15/2010	2,093,975
4,790,000	Charter Communications Holdings, LLC	8.750	11/15/2013	4,454,700
2,915,000	Citizens Communications Company	9.250	5/15/2011	3,104,475
1,120,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,142,400
5,845,000	Idearc, Inc.	8.000	11/15/2016	5,231,275
2,820,000	Intelsat Bermuda, Ltd. †	7.581	7/15/2008	2,820,000
1,210,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,206,975
3,000,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	2,460,000
2,140,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	2,131,975
2,080,000	Lamar Media Corporation	6.625	8/15/2015	1,970,800
1,505,000	Lamar Media Corporation	6.625	8/15/2015	1,425,988
1,800,000	Level 3 Financing, Inc.	12.250	3/15/2013	1,748,250
3,380,000	Level 3 Financing, Inc.	9.250	11/1/2014	2,906,800
5,270,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	4,848,400
1,085,000	Morris Publishing Group, LLC	7.000	8/1/2013	726,950
4,010,000	NTL Cable plc	9.125	8/15/2016	3,629,050
2,500,000	Quebecor Media, Inc. ≤	7.750	3/15/2016	2,318,750
1,080,000	Qwest Communications International, Inc. *	7.500	2/15/2014	1,069,200
3,860,000	Qwest Corporation	7.875	9/1/2011	3,980,625
1,230,000	Qwest Corporation	7.625	6/15/2015	1,239,225
5,865,000	R.H. Donnelley Corporation *	6.875	1/15/2013	4,926,600
2,175,000	R.H. Donnelley Corporation *	8.875	1/15/2016	1,865,062
3,910,000	Readers Digest Association, Inc. ≤	9.000	2/15/2017	3,020,475
1,610,000	Rural Cellular Corporation †	8.124	3/1/2008	1,626,100
1,515,000	Rural Cellular Corporation	9.875	2/1/2010	1,568,025
4,380,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	4,380,000
5,510,000	TL Acquisitions, Inc. * ≤	10.500	1/15/2015	5,014,100
1,090,000	Umbrella Acquisition * ≤	9.750	3/15/2015	814,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Communications Services — continued
$4,000,000	Videotron Ltee	6.875%	1/15/2014	$3,870,000
1,080,000	Windstream Corporation	8.625	8/1/2016	1,117,800
1,600,000	Windstream Corporation	7.000	3/15/2019	1,500,000

	Total Communications Services			90,580,850

Consumer Cyclical (18.7%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,326,675
1,105,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	828,750
2,510,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	2,321,750
2,280,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	1,786,950
2,680,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	2,760,400
1,489,000	Dollarama Group, LP †≤	10.579	6/16/2008	1,414,550
3,250,000	Dollarama Group, LP	8.875	8/15/2012	3,087,500
3,890,000	Fontainebleau Las Vegas Holdings, LLC ≤	10.250	6/15/2015	2,917,500
2,960,000	Ford Motor Credit Company †	8.708	4/15/2008	2,893,708
1,000,000	Ford Motor Credit Company	9.750	9/15/2010	965,883
2,650,000	Ford Motor Credit Company	7.375	2/1/2011	2,420,314
2,020,000	Ford Motor Credit Company	7.000	10/1/2013	1,693,406
1,200,000	Ford Motor Credit Company	8.000	12/15/2016	1,007,530
3,310,000	Gaylord Entertainment Company	6.750	11/15/2014	2,846,600
2,150,000	General Motors Corporation *	7.200	1/15/2011	1,967,250
1,300,000	General Motors Corporation	7.700	4/15/2016	1,079,000
3,420,000	Group 1 Automotive, Inc.	8.250	8/15/2013	3,214,800
2,090,000	Hanesbrands, Inc. *†	8.204	6/16/2008	1,891,450
2,720,000	Host Hotels & Resorts, LP	6.875	11/1/2014	2,672,400
1,000,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	715,000
1,740,000	KB Home	6.250	6/15/2015	1,583,400
4,120,000	Lear Corporation	8.500	12/1/2013	3,790,400
3,580,000	Majestic Star Casino, LLC	9.500	10/15/2010	3,195,150
4,670,000	MGM MIRAGE	5.875	2/27/2014	4,226,350
690,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	683,100
2,990,000	Mohegan Tribal Gaming Authority	6.125	2/15/2013	2,803,125
2,320,000	NCL Corporation ≤	10.625	7/15/2014	2,343,200
1,250,000	Norcraft Holdings, LP/Norcraft Capital Corporation >	Zero Coupon	9/1/2008	1,087,500
2,200,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,112,000
2,700,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	2,791,125
3,785,000	Rite Aid Corporation	8.625	3/1/2015	2,838,750
2,990,000	Sally Holdings, LLC *	9.250	11/15/2014	2,825,550
2,415,000	Seminole Hard Rock Entertainment †≤	7.491	3/17/2008	2,173,500
1,600,000	Service Corporation International	6.750	4/1/2015	1,584,000
3,660,000	Shingle Springs Tribal Gaming Authority ≤	9.375	6/15/2015	3,294,000
2,600,000	Speedway Motorsports, Inc.	6.750	6/1/2013	2,554,500
4,805,000	Station Casinos, Inc.	6.875	3/1/2016	3,267,400
2,440,000	Tenneco, Inc. ≤	8.125	11/15/2015	2,427,800
4,870,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	4,845,650
1,500,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	1,455,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Consumer Cyclical — continued
$3,130,000	Turning Stone Resort Casino Enterprise ≤	9.125%	9/15/2014	$3,051,750
2,995,000	Universal City Florida Holding Company I/II †	9.661	5/1/2008	2,890,175
3,495,000	Warnaco, Inc.	8.875	6/15/2013	3,564,900
2,650,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	1,470,750
1,170,000	Wynn Las Vagas Capital Corporation	6.625	12/1/2014	1,127,588
3,930,000	Wynn Las Vegas, LLC ≤	6.625	12/1/2014	3,787,538

	Total Consumer Cyclical			107,585,617

Consumer Non-Cyclical (11.8%)
1,350,000	Bausch & Lomb, Inc. *≤	9.875	11/1/2015	1,370,250
4,200,000	Boston Scientific Corporation	5.450	6/15/2014	3,738,000
5,360,000	Community Health Systems, Inc.	8.875	7/15/2015	5,393,500
3,830,000	Constellation Brands, Inc.	7.250	9/1/2016	3,657,650
3,120,000	DaVita, Inc.	7.250	3/15/2015	3,104,400
4,520,000	HCA, Inc.	6.750	7/15/2013	4,056,700
6,215,000	HCA, Inc. ‡	9.250	11/15/2016	6,517,981
2,830,000	Jarden Corporation	7.500	5/1/2017	2,419,650
3,565,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	3,279,800
4,100,000	LVB Acquisition, Inc. ≤	10.000	10/15/2017	4,223,000
2,220,000	LVB Acquisition, Inc .≤	11.625	10/15/2017	2,167,275
2,760,000	Michael Foods, Inc.	8.000	11/15/2013	2,718,600
2,160,000	Pinnacle Foods Finance, LLC	9.250	4/1/2015	1,846,800
1,815,000	Smithfield Foods, Inc.	8.000	10/15/2009	1,837,688
1,830,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	1,784,250
2,590,000	Sun Healthcare Group, Inc.	9.125	4/15/2015	2,602,950
2,020,000	SUPERVALU, Inc.	7.500	11/15/2014	2,047,775
3,220,000	Surgical Care Affiliates, Inc .≤	8.875	7/15/2015	2,737,000
1,750,000	Tenet Healthcare Corporation	6.375	12/1/2011	1,605,625
440,000	Tenet Healthcare Corporation	6.500	6/1/2012	386,100
1,780,000	Tenet Healthcare Corporation	9.875	7/1/2014	1,699,900
4,410,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	4,178,475
3,190,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	3,174,050
1,111,000	Warner Chilcott Corporation	8.750	2/1/2015	1,133,220

	Total Consumer Non-Cyclical			67,680,639

Energy (9.0%)
2,390,000	CHC Helicopter Corporation	7.375	5/1/2014	2,204,775
2,710,000	Chesapeake Energy Corporation	7.500	9/15/2013	2,770,975
1,355,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,314,350
2,310,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,217,600
4,870,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	4,821,300
2,590,000	Denbury Resources, Inc.	7.500	12/15/2015	2,590,000
2,540,000	Forest Oil Corporation *≤	7.250	6/15/2019	2,540,000
2,370,000	Helix Energy Solutions Group, Inc. ≤	9.500	1/15/2016	2,405,550
1,815,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,687,950
3,100,000	Key Energy Services, Inc .≤	8.375	12/1/2014	3,107,750
2,300,000	Mariner Energy, Inc.	8.000	5/15/2017	2,196,500
3,120,000	Newfield Exploration Company	6.625	4/15/2016	3,057,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Energy — continued
$3,595,000	Ocean Rig Norway AS ≤	8.375%	7/1/2013	$3,810,700
2,960,000	OPTI Canada, Inc. ≤	8.250	12/15/2014	2,900,800
2,390,000	PetroHawk Energy Corporation	9.125	7/15/2013	2,467,675
3,530,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	3,203,475
2,870,000	Plains Exploration & Production Company	7.750	6/15/2015	2,873,588
2,550,000	Southwestern Energy Company	7.500	2/1/2018	2,620,125
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	3,064,829

	Total Energy			51,855,542

Financials (4.7%)
1,620,000	ACE Cash Express, Inc. ‡ ≤	10.250	10/1/2014	1,441,800
2,340,000	Bank of America Corporation	8.000	1/30/2018	2,430,675
1,075,000	Deluxe Corporation	7.375	6/1/2015	1,056,188
1,750,000	FTI Consulting, Inc.	7.625	6/15/2013	1,785,000
9,555,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	8,353,712
5,070,000	Leucadia National Corporation	7.125	3/15/2017	4,778,475
2,250,000	Merrill Lynch Convertible	Zero Coupon	3/13/2032	2,448,225
3,150,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	3,055,500
2,700,000	Residential Capital Corporation	7.875	6/30/2010	1,755,000

	Total Financials			27,104,575

Technology (2.5%)
488,000	Avago Technologies Finance Pte †	10.624	3/3/2008	491,050
1,590,000	Avago Technologies Finance Pte	10.125	12/1/2013	1,653,600
2,700,000	First Data Corporation ≤	9.875	9/24/2015	2,389,500
1,710,000	Nortel Networks, Ltd. †	8.508	4/15/2008	1,590,300
1,210,000	NXP BV/NXP Funding, LLC †	7.008	4/15/2008	1,004,300
1,910,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	1,668,862
4,435,000	Seagate Technology HDD Holdings	6.800	10/1/2016	4,324,125
1,600,000	SunGard Data Systems, Inc.	10.250	8/15/2015	1,600,000

	Total Technology			14,721,737

Transportation (2.9%)
2,411,764	Continental Airlines, Inc.	7.875	7/2/2018	2,206,764
2,010,000	Delta Air Lines, Inc.	7.920	11/18/2010	1,949,700
1,555,000	Hertz Corporation	8.875	1/1/2014	1,500,575
2,515,000	Hertz Corporation *	10.500	1/1/2016	2,417,544
2,420,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	2,335,300
870,000	Kansas City Southern de Mexico SA de CV ≤	7.375	6/1/2014	826,500
2,700,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	2,592,000
2,750,000	Windsor Petroleum Transport Corporation ≤	7.840	1/15/2021	3,164,056

	Total Transportation			16,992,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.9%)	Rate	Date	Value

Utilities (9.7%)
$1,300,000	AES Corporation	8.875%	2/15/2011	$1,348,750
1,683,000	AES Corporation ≤	8.750	5/15/2013	1,758,735
2,700,000	AES Corporation	7.750	10/15/2015	2,760,750
2,700,000	AES Corporation	8.000	10/15/2017	2,754,000
2,210,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,334,350
1,235,000	Consumers Energy Company	6.300	2/1/2012	1,256,391
3,010,000	Copano Energy, LLC	8.125	3/1/2016	3,047,625
1,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,668,400
1,410,000	Dynegy Holdings, Inc.	7.500	6/1/2015	1,314,825
1,705,000	Dynegy Holdings, Inc.	8.375	5/1/2016	1,658,112
1,040,000	Dynegy Holdings, Inc.	7.750	6/1/2019	946,400
1,670,000	Edison Mission Energy	7.500	6/15/2013	1,707,575
2,820,000	Edison Mission Energy	7.000	5/15/2017	2,742,450
2,820,000	Edison Mission Energy	7.200	5/15/2019	2,749,500
1,900,000	El Paso Corporation	6.875	6/15/2014	1,893,897
1,900,000	El Paso Corporation	7.000	6/15/2017	1,927,615
1,300,000	Mirant North America, LLC	7.375	12/31/2013	1,300,000
5,860,000	NRG Energy, Inc. *	7.375	2/1/2016	5,662,225
2,650,000	Regency Energy Partners, LP	8.375	12/15/2013	2,689,750
1,840,000	Reliant Energy Resources Corporation	6.750	12/15/2014	1,856,100
3,680,000	SemGroup, LP * ≤	8.750	11/15/2015	3,440,800
1,500,000	Southern Natural Gas Company	7.350	2/15/2031	1,568,025
1,910,000	Southern Star Central Corporation	6.750	3/1/2016	1,833,600
3,220,000	Williams Companies, Inc.	8.125	3/15/2012	3,517,850
1,810,000	Williams Partners, LP	7.250	2/1/2017	1,873,350

	Total Utilities			55,611,075

	Total Long-Term Fixed Income (cost $553,940,990)			528,252,754

Shares	Preferred Stock (1.6%)			Value

2,170	Bank of America Corporation, Convertible #			$2,434,740
59,375	Chevy Chase Preferred Capital Corporation, Convertible			3,057,812
15,000	Federal Home Loan Mortgage Corporation #			402,750
74,000	Federal National Mortgage Association #			1,955,080
3,720	NRG Energy, Inc., Convertible			1,252,301

	Total Preferred Stock (cost $8,365,313)			9,102,683

Shares	Common Stock (< 0.1%)			Value

15	Pliant Corporation #^			$0
36,330	TVMAX Holdings, Inc. #			3,633
4,540	XO Communications, Inc., Stock Warrants #			272
4,540	XO Communications, Inc., Stock Warrants #			318
6,054	XO Communications, Inc., Stock Warrants #			1,029
3,026	XO Holdings, Inc., Stock Warrants #			5,870

	Total Common Stock (cost $2,344,578)			11,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

High Yield Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.8%)	Rate (+)	Date	Value

38,871,002	Thrivent Financial Securities Lending Trust	4.140%	N/A	$38,871,002

	Total Collateral Held for Securities Loaned
	(cost $38,871,002)			38,871,002

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.9%)	Rate (+)	Date	Value

$1,600,000	Federal National Mortgage Association	2.540%	5/16/2008	$1,588,099
15,025,444	Thrivent Money Market Fund	4.350	N/A	15,025,444

	Total Short-Term Investments (cost $16,607,979)			16,613,543

	Total Investments (cost $633,096,755) 105.3%			$605,073,107

	Other Assets and Liabilities, Net (5.3%)			(30,653,859)

	Total Net Assets 100.0%			$574,419,248

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)

Credit Default Swaps
GMAC CDS, 5 Year, at 6.80%;	Sell	December 2012	$2,200,000	($83,453)	($83,453)
Bank of America, N.A.
GM CDS., 5 Year, at 6.30%;	Sell	December 2012	2,200,000	(117,460)	(117,460)
Bank of America, N.A.
Ford Motor Company, 5 Year, at 6.90%;	Sell	September 2012	4,210,000	(205,770)	(205,770)
Bank of America, N.A.
Total Swaps					($406,683)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

‡ At January 31, 2008, $13,936,656 of investments were earmarked as collateral to cover open swap contracts.

≤  Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2008 the value of these investments was $119,055,804 or 20.7% of total net assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,581,994
Gross unrealized depreciation	(33,605,642)

Net unrealized appreciation (depreciation)	($28,023,648)
Cost for federal income tax purposes	$633,096,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds	5.750%	12/1/2020	$1,027,500

	Total Alabama			1,027,500

Alaska (0.7%)
3,155,000	Alaska Energy Authority Power Revenue Refunding Bonds
	(Bradley Lake) (Series 5) (FSA Insured) !	5.000	7/1/2021	3,230,468
2,625,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A) ÷	6.200	6/1/2022	2,778,956
2,000,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A)	5.000	6/1/2032	1,762,720
680,000	Valdez, Alaska Marine Terminal Revenue Bonds †	1.890	3/11/2008	680,000

	Total Alaska			8,452,144

Arizona (1.0%)
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured) !	5.000	6/1/2011	1,044,800
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured) !	5.000	6/1/2012	1,104,232
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,049,030
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,252,188
2,500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds	5.000	5/15/2031	2,496,400
500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds (Midwestern University) (Series A) ÷	5.750	5/15/2021	557,265
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds (Capital Mall
	Project) (AMBAC Insured) ÷!	5.375	9/15/2020	2,153,360
5,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured) !	5.875	6/1/2016	5,032
1,285,000	Pima County, Arizona Industrial Development Authority
	Multifamily Revenue Bonds (La Hacienda Project)
	(GNMA/FHA Insured) ÷!	7.000	12/20/2031	1,509,772
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	507,450

	Total Arizona			11,679,529

Arkansas (1.0%)
355,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured) ÷!	8.375	7/1/2010	382,502
2,400,000	Arkansas State Community Water System Public Water
	Authority Revenue Bonds (Series B) (MBIA Insured) !	5.000	10/1/2023	2,481,312
5,000,000	Arkansas State Development Finance Authority Revenue
	Bonds (Series B) (FSA insured) !	5.000	11/1/2025	5,288,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Arkansas — continued
$3,000,000	Jonesboro, Arkansas Residential Housing and Health
	Care Facilities Revenue Bonds (St. Bernards Regional
	Medical Center) (AMBAC Insured) !	5.800%	7/1/2011	$3,037,710
875,000	Pope County, Arkansas Pollution Control Revenue Bonds
	(Arkansas Power and Light Company Project) (FSA
	Insured) !	6.300	12/1/2016	877,616

	Total Arkansas			12,067,890

California (8.2%)
3,950,000	Anaheim, California Public Financing Authority Lease
	Revenue Bonds (Public Improvements Project) (Series A)
	(FSA Insured) !	6.000	9/1/2024	4,774,010
5,000,000	California Infrastructure & Economic Bank Revenue
	Bonds (Bay Area Toll Bridges) (1st Lien-A) ÷	5.000	7/1/2025	5,562,450
60,000	California Rural Home Mortgage Finance Authority
	Single Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.100	6/1/2031	62,190
2,000,000	California State General Obligation Bonds
	(AMBAC Insured) !	6.300	9/1/2010	2,187,620
10,000,000	California State General Obligation Revenue Bonds	5.000	11/1/2037	9,999,200
3,000,000	California State Public Works Board Lease Revenue
	Bonds (Department of Corrections State Prison)	7.400	9/1/2010	3,355,170
4,000,000	California State Public Works Board Lease Revenue
	Bonds (UCLA Replacement Hospital) (Series A)
	(FSA Insured) !	5.375	10/1/2015	4,435,440
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,133,280
3,990,000	California State Revenue General Obligation Bonds ÷	5.250	4/1/2029	4,524,580
10,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,307
300,000	California State Unrefunded General Obligation Bonds
	(MBIA Insured) !	6.000	8/1/2016	305,364
2,000,000	California State Veterans General Obligation Revenue
	Bonds (FGIC Insured) (Series AT) !	9.500	2/1/2010	2,275,020
4,030,000	Contra Costa County, California Home Mortgage Revenue
	Bonds (GNMA Insured) (Escrowed to Maturity) ÷!	7.500	5/1/2014	5,025,974
10,000,000	East Bay, California Municipal Utility District Water
	System Revenue Bonds	5.000	6/1/2037	10,208,500
6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150	1/1/2013	6,672,240
420,000	Golden West Schools Financing Authority, California
	Revenue Bonds (Series A) (MBIA Insured) !	5.800	2/1/2022	496,423
3,000,000	Los Angeles, California Unified School District
	Revenue Bonds	5.000	7/1/2023	3,188,040
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Revenue Bonds (Los Medanos Community
	Development Project) (AMBAC Insured) !	Zero Coupon	8/1/2024	2,225,450
3,950,000	Pomona, California Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA Insured) ÷!	7.600	5/1/2023	5,201,952
1,410,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured) ÷!	7.500	5/1/2023	1,845,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

California — continued
$10,000,000	San Diego Community College District, California
	Revenue Bonds (FSA guaranteed) !	5.000%	5/1/2030	$10,330,300
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured) !	6.750	7/1/2010	1,651,590
8,000,000	San Jose, California Airport Revenue Bonds (Series A)	5.000	3/1/2037	7,796,240
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Revenue Bonds (Series A) (MBIA Insured) !	5.000	8/1/2025	2,799,578

	Total California			97,066,143

Colorado (5.9%)
250,000	Colorado Educational & Cultural Facilities Authority
	Revenue Bonds	5.125	6/15/2032	247,410
1,000,000	Colorado Educational & Cultural Facilities Authority
	Revenue Bonds	5.375	6/15/2038	1,010,560
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A) ÷	7.250	9/15/2030	2,311,760
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	581,240
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,290,470
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy) ÷	7.250	12/1/2030	3,312,256
1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	5.750	6/1/2016	1,098,260
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.125	6/1/2021	832,582
6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.250	6/1/2031	6,962,875
160,000	Colorado Health Facilities Authority Revenue Bonds	6.250	12/1/2010	167,094
615,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.250	12/1/2010	647,386
1,920,000	Colorado Health Facilities Authority Revenue Bonds	6.800	12/1/2020	2,081,798
3,080,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.800	12/1/2020	3,506,950
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project) ÷	6.500	9/1/2020	1,132,560
500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project) ÷	6.600	9/1/2025	567,975
130,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-2) (Subject to ’AMT’)	7.450	10/1/2016	133,712
60,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-3)	7.250	4/1/2010	61,296
465,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series B-3)	6.700	8/1/2017	465,000
50,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series C-3) (FHA/VA Insured) !	7.150	10/1/2030	50,835
25,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series A-3)	7.000	11/1/2016	25,557
550,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	565,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Colorado — continued
$70,000	Colorado Water Resources and Power Development
	Authority Clean Water Unrefunded Revenue Bonds
	(Series A) (FSA Insured) !	6.250%	9/1/2013	$70,186
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured) !	5.250	11/1/2021	3,752,398
5,000,000	Denver, Colorado City and County Airport Revenue Bonds
	(Series A)	5.000	11/15/2022	5,112,750
6,000,000	Denver, Colorado City and County Revenue Bonds	5.600	10/1/2029	6,583,020
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A) (ACA/CBI Insured) ÷!	6.250	12/1/2016	2,256,880
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2031	1,910,900
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds (MBIA Insured) !	Zero Coupon	6/1/2008	1,876,581
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds (MBIA Insured) !	Zero Coupon	12/1/2008	1,851,843
10,000,000	Jefferson County, Colorado School District General
	Obligation Bonds (FSA Guaranteed) !	5.000	12/15/2016	11,234,500
3,000,000	Larimer County, Colorado School District #R1 Poudre
	Valley General Obligation Bonds (MBIA/IBC Insured) !	7.000	12/15/2016	3,836,040
4,000,000	Northwest Parkway Public Highway Authority, Colorado
	Capital Appreciation Revenue Bonds (Series C) (AMBAC
	Insured) >÷!	Zero Coupon	6/15/2011	3,904,040

	Total Colorado			69,442,680

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,033,120
4,000,000	Connecticut State Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,421,520

	Total Connecticut			6,454,640

District of Columbia (0.6%)
6,760,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	6,910,816

	Total District of Columbia			6,910,816

Florida (1.6%)
368,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured) !	6.500	9/1/2022	375,883
885,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’) !	6.000	4/1/2029	896,629
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured) !	9.125	6/1/2014	752,277
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,534,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Florida — continued
$1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C) ÷	5.750%	8/15/2015	$1,591,485
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation ÷	8.500	9/1/2017	1,619,832
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured) !	6.250	10/1/2018	2,319,480
195,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	5.900	9/1/2028	197,135
70,000	Palm Beach County, Florida Housing Finance Authority
	Single Family Homeowner Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	5.900	10/1/2027	70,883
6,000,000	South Miami, Florida Health Facilities Authority
	Hospital Revenue Bonds	5.000	8/15/2032	6,008,940
4,000,000	Tallahassee, Florida Consolidated Utility Revenue Bonds	5.000	10/1/2032	4,139,160

	Total Florida			19,506,083

Georgia (3.1%)
6,900,000	Bibb County, Georgia Authority Environmental
	Improvement Revenue Bonds	4.850	12/1/2009	6,914,490
2,000,000	Brunswick, Georgia Water and Sewer Refunding Revenue
	Bonds (MBIA Insured) !	6.000	10/1/2011	2,141,500
1,500,000	Brunswick, Georgia Water and Sewer Refunding Revenue
	Bonds (MBIA Insured) !	6.100	10/1/2019	1,812,255
1,560,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,511,983
1,000,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (Memorial Health University Medical Center)	6.125	1/1/2024	1,014,730
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Refunding Revenue Bonds (MBIA Insured) !	5.500	8/1/2018	5,783,500
5,275,000	Gainesville, Georgia Redevelopment Authority
	Educational Facilities Revenue Bonds	5.125	3/1/2027	4,955,177
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,855,285
35,000	Georgia State Prerefunded Balance General Obligation
	Bonds (Series B) ÷	5.650	3/1/2012	39,128
1,000,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	6.300	3/1/2009	1,046,350
1,000,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	6.300	3/1/2010	1,083,440
1,965,000	Georgia State Unrefunded Balance General Obligation
	Bonds (Series B)	5.650	3/1/2012	2,197,538
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds ÷	5.500	9/1/2024	2,884,325
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University
	Project) (Series A) (ACA Insured) !	6.750	11/15/2020	1,577,295

	Total Georgia			36,816,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Hawaii (2.3%)
$7,330,000	Hawaii State Highway Revenue Bonds	5.500%	7/1/2018	$8,592,079
5,000,000	Honolulu, Hawaii City & County Board of Water Supply
	Water System Revenue Bonds (Series A)	5.000	7/1/2036	5,141,400
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured) !	5.250	3/1/2027	10,442,400
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured) !	6.250	4/1/2014	2,988,686

	Total Hawaii			27,164,565

Idaho (0.4%)
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured) !	Zero Coupon	4/1/2010	2,923,209
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured) !	Zero Coupon	4/1/2011	1,812,720

	Total Idaho			4,735,929

Illinois (9.1%)
2,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.250	7/1/2012	2,005,000
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,000,750
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured) !	Zero Coupon	1/1/2024	4,680,800
3,000,000	Chicago, Illinois Lakefront Millennium Project General
	Obligation Bonds (MBIA Insured) ÷!	5.750	1/1/2029	3,405,360
2,500,000	Chicago, Illinois O’Hare International Airport Revenue
	Bonds (Series A) (FGIC Insured) !	5.000	1/1/2033	2,457,925
5,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’) !	7.250	9/1/2028	5,056
195,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’) !	7.050	10/1/2030	198,118
150,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’) !	7.000	3/1/2032	153,508
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Revenue Bonds (Series A) (ACA Insured) !	Zero Coupon	11/15/2014	5,111,136
1,000,000	Cook County, Illinois Community Consolidated School
	District #15 Palatine Capital Appreciation General
	Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	12/1/2014	786,580
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured) !	6.250	11/15/2011	2,824,275
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2011	1,508,000
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2014	2,056,144
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured) !	8.500	12/1/2016	2,481,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Illinois — continued
$1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600%	1/1/2021	$1,157,520
1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B) ÷	6.000	5/15/2026	1,122,370
4,900,000	Illinois Educational Facilities Authority Revenue
	Bonds (Northwestern University) ÷	5.250	11/1/2032	5,656,119
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project) ÷	6.625	5/1/2017	1,168,160
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement) (Series A)	6.250	9/1/2014	1,637,296
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,030,540
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured) !	6.000	4/1/2018	2,340,100
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association) ÷	6.000	10/1/2024	2,754,950
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush- Presbyterian-St. Lukes) (Series A) (MBIA Insured) !	5.250	11/15/2014	4,280,320
3,970,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital) ÷	6.875	11/15/2030	4,351,477
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,708,626
2,120,000	Illinois Health Facilities Authority Unrefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured) !	5.250	8/15/2018	2,160,916
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	9,260,617
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,650,292
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured) !	9.000	12/1/2017	4,431,161
4,000,000	McLean County, Illinois Bloomington — Normal Airport
	Central Illinois Regional Authority Revenue Bonds
	(Subject to ‘AMT’)	6.050	12/15/2019	4,096,200
1,410,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (FGIC Insured) !	5.250	12/15/2028	1,443,614
885,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (FGIC Insured) !	5.500	6/15/2015	1,008,803
17,505,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (FGIC Insured) !	Zero Coupon	6/15/2020	10,159,902
3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (MBIA Insured) !	Zero Coupon	6/15/2024	1,415,336
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (MBIA Insured) !	Zero Coupon	12/15/2024	891,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Illinois — continued
$7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series B) (MBIA Insured) >!	Zero Coupon	6/15/2012	$6,263,880
3,000,000	Regional Transportation Authority, Illinois Revenue
	Bonds (Series A) (FGIC Insured) !	6.700%	11/1/2021	3,662,340

	Total Illinois			108,326,667

Indiana (0.9%)
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured) ÷!	5.750%	7/1/2020	766,906
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,406,525
135,000	Indiana State Housing Authority Single Family Mortgage
	Revenue Bonds (Series C-2) (GNMA Insured) !	5.250	7/1/2017	136,625
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	295,582
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured) ÷!	7.250	6/1/2015	1,084,938
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A)
	(MBIA/IBC Insured) !	7.250	6/1/2015	4,222,350
2,120,000	Purdue University, Indiana Revenue Bonds (Student
	Fees) (Series L)	5.000	7/1/2020	2,219,301

	Total Indiana			10,132,227

Iowa (1.0%)
2,085,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2011	2,184,183
3,125,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2021	3,139,000
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,693,050
1,880,000	Iowa Finance Authority Single Family Revenue Bonds
	(Series E)	5.000	1/1/2037	1,813,110

	Total Iowa			11,829,343

Kansas (0.9%)
910,000	Kansas State Development Finance Authority Health
	Facility Revenue Bonds	5.375	11/15/2024	951,141
90,000	Kansas State Development Finance Authority Health
	Facility Revenue Bonds ÷	5.375	11/15/2024	99,303
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds (Olathe
	Medical Center Project) (Series A) (AMBAC Insured) !	5.500	9/1/2025	2,094,000
2,475,000	Salina, Kansas Hospital Revenue Bonds	5.000	10/1/2036	2,419,535
255,000	Sedgwick and Shawnee Counties, Kansas Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA Insured) !	6.700	6/1/2029	263,364
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds (2nd Lien-B)	5.000	12/1/2020	4,291,449

	Total Kansas			10,118,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Kentucky (0.4%)
$5,345,000	Kentucky State Turnpike Authority Economic Development
	Revenue Bonds (Revitalization Project) (FGIC Insured) !	Zero Coupon	1/1/2010	$5,083,469

	Total Kentucky			5,083,469

Louisiana (3.0%)
510,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.500%	12/1/2030	524,504
175,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’) !	7.500	6/1/2026	178,526
150,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.050	6/1/2031	150,693
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured) ÷!	8.625	12/1/2030	3,550,740
500,000	Louisiana Public Facilities Authority Revenue Bonds	5.000	7/1/2031	487,850
4,745,000	Louisiana Public Facilities Authority Revenue Bonds
	(MBIA Insured) !	5.250	3/1/2031	4,947,612
6,500,000	New Orleans, Louisiana General Obligation Bonds (AMBAC
	Insured) !	Zero Coupon	9/1/2012	5,568,940
3,000,000	Orleans Parish, Louisiana School Board Administration
	Offices Revenue Bonds (MBIA Insured) ÷!	8.950	2/1/2008	3,000,000
2,605,000	Regional Transportation Authority, Louisiana Sales Tax
	Revenue Bonds (Series A) (FGIC Insured) !	8.000	12/1/2012	3,188,181
10,000,000	St. John Baptist Parish, Louisiana Environmental
	Revenue bonds (Series A)	5.125	6/1/2037	9,711,300
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,099,452

	Total Louisiana			35,407,798

Maryland (0.9%)
1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College) (Series A) ÷	5.750	9/1/2025	1,347,888
1,840,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief) ÷	7.200	4/1/2025	2,035,721
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured) !	6.000	7/1/2033	1,423,582
1,000,000	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (University of
	Maryland Medical System) ÷	6.000	7/1/2022	1,137,070
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured) !	6.050	7/1/2015	5,114,385
10,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’) !	7.400	8/1/2032	10,078

	Total Maryland			11,068,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Massachusetts (3.3%)
$5,000,000	Massachusetts Bay Transportation Authority Sales Tax
	Revenue Bonds (Series B) (MBIA Insured) !	5.500%	7/1/2025	$5,709,850
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS Insured) !	5.250	1/1/2013	5,475,925
725,000	Massachusetts State Development Finance Agency Revenue
	Bonds (Devens Electric Systems)	5.625	12/1/2016	762,628
15,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds	5.250	7/1/2033	17,012,700
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,083,080
3,000,000	Massachusetts State School Building Authority
	Dedicated Sales Tax Revenue Bonds (Series A)
	(MBIA Insured) !	5.000	8/15/2027	3,147,570
5,000,000	Massachusetts State Water Pollution Abatement Trust
	Revenue Bonds	5.000	8/1/2024	5,541,800

	Total Massachusetts			38,733,553

Michigan (2.7%)
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,379,980
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	5/1/2009	1,455,780
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured) !	5.250	1/1/2016	1,481,996
45,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Detroit Medical Center)	8.125	8/15/2012	45,121
2,825,000	Michigan State Hospital Finance Authority Revenue
	Bonds (MBIA Insured) ÷!	5.375	8/15/2014	3,110,890
175,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Series P) (MBIA Insured) ÷!	5.375	8/15/2014	188,505
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,890,882
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured) !	5.000	11/1/2022	5,364,050
4,500,000	Rochester, Michigan Community School District General
	Obligation Bonds (MBIA Insured) !	5.000	5/1/2019	5,007,375
2,855,000	Sault Ste. Marie, Michigan Chippewa Indians Housing
	Authority Revenue Bonds (Tribal Health and Human
	Services Center)	7.750	9/1/2012	2,858,483
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured) !	6.400	8/1/2024	2,077,980
990,000	Summit Academy North, Michigan Public School Academy
	Certificates of Participation ÷	6.550	7/1/2014	1,085,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Michigan — continued
$690,000	Summit Academy North, Michigan Public School Academy
	Certificates of Participation ÷	8.375%	7/1/2030	$785,261
3,560,000	Wayne State University, Michigan University Revenue
	Bonds (FGIC Insured) !	5.125	11/15/2029	3,691,506

	Total Michigan			32,423,750

Minnesota (4.1%)
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System Revenue
	Bonds (HealthPartners Obligation Group Project)	6.000	12/1/2021	844,040
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,065,464
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series A)
	(AMBAC Insured) !	5.000	1/1/2035	5,105,100
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured) !	5.000	1/1/2031	5,102,150
7,685,000	Minneapolis, Minnesota Community Development Agency
	Tax Increment Revenue Bonds (MBIA Insured) !	Zero Coupon	3/1/2009	7,501,252
85,000	Minnesota Agricultural and Economic Development Board
	Health Care System Unrefunded Balance Revenue Bonds
	(Fairview Hospital) (Series A) (MBIA Insured) !	5.750	11/15/2026	86,912
1,000,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (College of Art and Design) (Series 5-D) ÷	6.625	5/1/2020	1,093,120
530,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	573,497
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,724,908
2,000,000	North Oaks, Minnesota Senior Housing Revenue Bonds
	(Presbyterian Homes, North Oaks)	6.125	10/1/2039	1,965,500
2,000,000	Northern Municipal Power Agency Minnesota Electric
	System Revenue Bonds (Series A)	5.000	1/1/2026	2,095,440
1,000,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000	11/1/2021	1,120,730
1,300,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000	11/1/2026	1,456,949
2,040,000	Northfield, Minnesota Hospital Revenue Bonds (Series C) ÷	6.000	11/1/2031	2,286,289
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds ÷	5.250	7/1/2030	2,267,900
4,000,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Educational Facility Revenue Bonds	5.000	10/1/2024	4,120,240
230,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2019	238,326
1,500,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2036	1,457,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Minnesota — continued
$1,690,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Lease Parking Facilities Revenue Bonds
	(Rivercentre Parking Ramp)	6.000%	5/1/2013	$1,753,206
4,135,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured) !	7.000	12/1/2011	4,373,052

	Total Minnesota			49,231,775

Missouri (1.9%)
7,500,000	Jackson County, Missouri Special Obligation Harry S.
	Truman Sports Complex Revenue Bonds (AMBAC Insured) !	5.000	12/1/2027	7,792,275
785,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B) ÷	5.875	4/1/2017	819,925
500,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B) ÷	6.000	4/1/2021	522,955
1,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Water Pollution Revenue Bonds
	(Series A)	5.250	1/1/2018	1,088,090
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,624,150
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Barnes
	Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,268,350
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Lake
	Regional Health Securities Project)	5.600	2/15/2025	1,509,105
1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Saint
	Anthony’s Medical Center) ÷	6.250	12/1/2030	1,114,340
655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	659,330
145,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.450	9/1/2031	148,856
170,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1) (GNMA/
	FNMA Insured) !	6.550	9/1/2028	172,854
255,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	7.150	3/1/2032	268,339
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,262,220

	Total Missouri			22,250,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Montana (1.4%)
$2,830,000	Montana Facility Finance Authority Revenue Providence
	Health and Services Revenue Bonds	5.000%	10/1/2024	$2,903,806
40,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-1)	6.000	6/1/2016	40,140
140,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	140,868
2,385,000	Montana State Board of Investment Refunded Balance
	1996 Payroll Tax Revenue Bonds (MBIA Insured) ÷!	6.875	6/1/2020	2,556,935
775,000	Montana State Board of Investment Refunded Revenue
	Bonds (1996 Payroll Tax) (MBIA Insured) ÷!	6.875	6/1/2020	830,870
1,240,000	Montana State Board of Investment Refunded Revenue
	Bonds (Payroll Tax) (MBIA Insured) ÷!	6.875	6/1/2020	1,329,392
1,165,000	Montana State Board of Regents Revenue Bonds (Higher
	Education-University of Montana) (Series F) (MBIA insured) !	5.750	5/15/2016	1,265,668
3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project)	7.375	6/1/2030	3,364,860
3,860,000	Montana State Hospital Finance Authority Refunding
	Revenue Bonds	5.250	6/1/2018	4,109,202

	Total Montana			16,541,741

Nebraska (1.7%)
2,500,000	Nebraska Public Power District Revenue Bonds
	(Series B) (AMBAC Insured) !	5.000	1/1/2013	2,725,250
5,780,000	Omaha, Nebraska Public Power District Electric Revenue
	Bonds (Series A)	5.000	2/1/2046	5,887,681
3,455,000	Omaha, Nebraska Public Power District Revenue Bonds
	(Series B) ÷	6.150	2/1/2012	3,743,700
1,675,000	Omaha, Nebraska Special Assessment Revenue Bonds
	(Riverfront Redevelopment Project) (Series A)	5.500	2/1/2015	1,840,875
6,000,000	University of Nebraska Revenue Bonds (Lincoln Student
	Fees & Facilities) (Series B)	5.000	7/1/2023	6,304,620

	Total Nebraska			20,502,126

New Jersey (1.5%)
2,000,000	Hudson County, New Jersey Department of Finance and
	Administration Certificate of Participation
	(MBIA Insured) !	6.250	12/1/2015	2,391,540
175,000	New Jersey State Educational Facilities Authority
	Revenue Bonds	1.620	7/1/2023	175,000
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,149,140
3,695,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷!	6.500	1/1/2016	4,379,868
745,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) !	6.500	1/1/2016	877,595
260,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷!	6.500	1/1/2016	308,191

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

New Jersey — continued
$5,000,000	New Jersey Transportation Trust Fund Authority Revenue
	Bonds (Transportation System) (Series A) (FSA Insured) !	5.500%	12/15/2016	$5,838,950
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured) ÷!	Zero Coupon	12/15/2009	2,488,709

	Total New Jersey			17,608,993

New Mexico (1.1%)
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,676,785
365,000	New Mexico Mortgage Finance Authority Revenue Bonds
	(Series F) (GNMA/FNMA Insured) !	7.000	1/1/2026	369,406
175,000	New Mexico Mortgage Finance Authority Single Family
	Mortgage Capital Appreciation Revenue Bonds (Series
	D-2) (Subject to ‘AMT’)	Zero Coupon	9/1/2009	161,679
540,000	New Mexico Mortgage Finance Authority Single Family
	Mortgage Revenue Bonds (Series C-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’) !	6.950	9/1/2031	556,616
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,976,475

	Total New Mexico			12,740,961

New York (8.8%)
5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500	7/1/2017	5,765,050
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O) ÷	5.750	7/1/2013	4,593,124
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B)	5.250	5/15/2012	4,382,200
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,419,860
5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875	5/15/2017	5,903,100
2,000,000	New York State Local Government Assistance Corporation
	Revenue Bonds (Series E) (MBIA/IBC Insured) !	5.250	4/1/2016	2,253,520
865,000	New York State Mortgage Agency Revenue Bonds (Series 26)	5.350	10/1/2016	872,993
2,500,000	New York State Thruway Authority Revenue Bonds
	(Series B) (FSA Insured) !	5.000	4/1/2015	2,814,600
20,000,000	New York State Urban Development Corporation Revenue
	Bonds (Correctional and Youth Facilities) (Series A)	5.000	1/1/2017	21,207,600
1,620,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2009	1,678,271
1,720,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2010	1,837,270
8,940,000	New York, New York City Municipal Transitional Finance
	Authority Revenue Bonds (Series A) >	5.500	11/1/2011	9,837,576
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured) ÷!	5.875	6/15/2012	2,270,100
1,805,000	New York, New York City Transitional Finance Authority
	Revenue Bonds ÷	5.375	11/15/2021	2,026,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

New York — continued
$735,000	New York, New York City Transitional Finance Authority
	Revenue Bonds ÷	5.375%	11/15/2021	$793,432
13,000,000	New York, New York City Transitional Finance Authority
	Revenue Bonds (Future Tax Secured) (Series B)	5.250	2/1/2011	13,969,020
1,750,000	New York, New York General Obligation Bonds (Series A)	5.500	8/1/2022	1,904,262
12,000,000	New York, New York General Obligation Bonds (Series B)	5.250	8/1/2017	13,151,160
655,000	New York, New York General Obligation Bonds (Series H)
	(FSA/CR Insured) ÷!	5.250	3/15/2016	685,706
5,000,000	New York, New York General Obligation Bonds
	(Series I-1)	5.000	4/1/2023	5,217,350
325,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q) ÷	6.750	1/1/2009	339,046

	Total New York			103,921,262

North Carolina (1.9%)
1,475,000	North Carolina Eastern Municipal Power Agency Power
	System Prerefunded Revenue Bonds (Series A) ÷	6.000	1/1/2026	1,813,940
4,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds	5.375	1/1/2017	4,238,960
2,375,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	5.500	1/1/2021	2,394,380
5,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	5.500	1/1/2014	5,478,900
2,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	6.750	1/1/2026	2,096,940
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	259,005
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	651,950
4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured) !	6.000	1/1/2011	4,381,640
1,000,000	Wake County, North Carolina Industrial, Facilities,
	and Pollution Control Revenue Bonds (Carolina Power
	and Light Company Project)	5.375	2/1/2017	1,056,490

	Total North Carolina			22,372,205

North Dakota (0.9%)
3,500,000	Grand Forks, North Dakota Health Care System Revenue
	Bonds (Altru Health Systems Group) ÷	7.125	8/15/2024	3,938,025
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh
	County) (Series A)	5.650	10/1/2029	3,050,343
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,295,110

	Total North Dakota			10,283,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Ohio (2.3%)
$875,000	Akron, Ohio Economic Development Revenue Bonds
	(MBIA Insured) !	6.000%	12/1/2012	$972,020
5,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority
	Revenue Bonds (Series A-2)	5.125	6/1/2024	4,819,150
1,700,000	Cincinnati, Ohio General Obligation Bonds ÷	5.375	12/1/2019	1,840,539
2,000,000	Lorain County, Ohio Hospital Revenue Bonds (Catholic
	Healthcare Partners)	5.400	10/1/2021	2,079,660
2,000,000	Lucas County, Ohio Health Care Facilities Revenue
	Bonds (Sunset Retirement) (Series A)	6.550	8/15/2024	2,074,940
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2018	2,201,500
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2022	2,751,875
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,492,180
2,000,000	Ohio State Turnpike Commission Turnpike Revenue Bonds
	(Series A) (FGIC Insured) !	5.500	2/15/2024	2,302,440
1,750,000	Port of Greater Cincinnati Development Authority
	Revenue Bonds	5.000	10/1/2025	1,759,660
1,610,000	Reynoldsburg, Ohio City School District General
	Obligation Bonds (FSA Insured) !	5.000	12/1/2028	1,679,794
2,545,000	University of Cincinnati, Ohio General Receipts
	Revenue Bonds (Series D) (AMBAC insured) !	5.000	6/1/2016	2,782,347

	Total Ohio			27,756,105

Oklahoma (0.7%)
1,400,000	Bass, Oklahoma Memorial Baptist Hospital Authority
	Hospital Revenue Bonds (Bass Memorial Hospital
	Project) ÷	8.350	5/1/2009	1,460,508
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,095,973
140,000	Oklahoma Housing Finance Agency Single Family Mortgage
	Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	140,353
195,000	Oklahoma Housing Finance Agency Single Family Mortgage
	Revenue Bonds (Series D-2) (GNMA/FNMA Insured)
	(Subject to ‘AMT’) !	7.100	9/1/2028	197,071
1,500,000	Oklahoma State Municipal Power Authority Revenue Bonds
	(Series B) (MBIA Insured) !	5.875	1/1/2012	1,618,770
2,900,000	Payne County, Oklahoma Economic Development Authority
	Student Housing Revenue Bonds (Collegiate Housing
	Foundation) (Series A) ÷	6.375	6/1/2030	3,242,229

	Total Oklahoma			7,754,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Pennsylvania (3.3%)
$715,000	Allegheny County, Pennsylvania Redevelopment Authority
	Tax Increment Tax Allocation Revenue Bonds (Waterfront
	Project) (Series B)	6.000%	12/15/2010	$762,026
1,940,000	Allegheny County, Pennsylvania Redevelopment Authority
	Tax Increment Tax Allocation Revenue Bonds (Waterfront
	Project) (Series C) ÷	6.550	12/15/2017	2,101,757
2,575,000	Allegheny County, Pennsylvania Sanitation Authority
	Sewer Interest Compensatory Revenue Bonds (Series A)
	(FGIC Insured) !	Zero Coupon	6/1/2008	2,556,383
2,315,000	Carbon County, Pennsylvania Industrial Development
	Authority Revenue Bonds (Panther Creek Partners
	Project) (Subject to ‘AMT’)	6.650	5/1/2010	2,369,518
2,000,000	Cornwall Lebanon, Pennsylvania School District Capital
	Appreciation General Obligation Bonds (FSA Insured) !	Zero Coupon	3/15/2016	1,490,280
1,520,000	Cornwall Lebanon, Pennsylvania School District Capital
	Appreciation General Obligation Bonds (FSA Insured) !	Zero Coupon	3/15/2017	1,078,683
2,750,000	Cumberland County, Pennsylvania Municipal Authority
	Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2027	2,531,815
2,000,000	Cumberland County, Pennsylvania Municipal Authority
	Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2036	1,772,440
13,300,000	Delaware County, Pennsylvania Industrial Development
	Authority Revenue Bonds †	1.940	3/11/2008	13,300,000
2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds ÷	5.500	3/15/2026	2,271,860
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured) ÷!	Zero Coupon	8/15/2009	3,065,327
435,000	Montgomery County, Pennsylvania Higher Education and
	Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project) ÷	6.750	11/15/2024	473,406
1,880,000	Montgomery County, Pennsylvania Higher Education and
	Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project) ÷	6.750	11/15/2030	2,045,985
2,000,000	Philadelphia, Pennsylvania Authority for Industrial
	Development Revenue Bonds (Please Touch
	Museum Project)	5.250	9/1/2026	1,995,220
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue Bonds
	(FGIC Insured) !	5.500	12/1/2012	1,119,040

	Total Pennsylvania			38,933,740

Puerto Rico (0.6%)
6,655,000	Puerto Rico Industrial Tourist Educational Medical and
	Environmental Central Facilities Revenue Bonds (AES
	Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	7,009,445

	Total Puerto Rico			7,009,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

South Carolina (1.7%)
$1,000,000	Greenwood County, South Carolina Hospital Revenue
	Bonds (Self Memorial Hospital)	5.500%	10/1/2026	$1,024,830
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured) !	6.250	1/1/2021	4,841,560
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured) !	5.000	1/1/2022	5,009,800
605,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	725,879
4,895,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	5,873,021
2,000,000	Spartanburg, South Carolina Waterworks Revenue Bonds
	(FGIC Insured) ÷!	5.250	6/1/2028	2,270,860

	Total South Carolina			19,745,950

South Dakota (1.1%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue Bonds (Series B)	6.500	6/1/2032	5,087,450
5,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds	5.000	11/1/2040	4,936,100
1,170,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.)	5.625	4/1/2032	1,185,292
2,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured) !	5.650	4/1/2022	2,013,920

	Total South Dakota			13,222,762

Tennessee (1.4%)
2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds (Federal
	Express Corporation)	5.350	9/1/2012	2,120,320
4,500,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue Bonds (Federal Express Corporation)	5.050	9/1/2012	4,714,695
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board Revenue
	Bonds (Series A) (GNMA Insured) !	6.625	3/20/2036	4,470,323
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds (St. Jude
	Children’s Research Project) ÷	5.375	7/1/2024	5,318,300

	Total Tennessee			16,623,638

Texas (9.1%)
10,000,000	Alliance Airport Authority, Texas Facilities Income
	Revenue Bonds	4.850	4/1/2021	9,687,400
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured) !	5.500	1/1/2017	2,305,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Texas — continued
$2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured) !	Zero Coupon	2/15/2009	$2,118,582
2,500,000	Austin, Texas Higher Education Authority University
	Revenue Bonds (St. Edward’s University Project) ÷	5.750%	8/1/2031	2,702,425
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured) !	6.000	11/15/2013	2,502,990
7,000,000	Austin, Texas Utility System Capital Appreciation
	Refunding Revenue Bonds (Financial Services
	Department) (Series A) (MBIA Insured) !	Zero Coupon	11/15/2008	6,879,740
8,100,000	Austin, Texas Utility System Capital Appreciation
	Refunding Revenue Bonds (Financial Services
	Department) (Series A) (MBIA Insured) !	Zero Coupon	11/15/2009	7,749,999
1,930,000	Bexar County, Texas Housing Finance Corporation Multi-
	Family Housing Revenue Bonds (Dymaxion and Marrach
	Park Apartments) (Series A) (MBIA Insured) !	6.000	8/1/2023	2,010,983
1,720,000	Bexar County, Texas Housing Finance Corporation Multi-
	Family Housing Revenue Bonds (Pan American Apartments)
	(Series A-1) (GNMA Insured) !	7.000	3/20/2031	1,883,211
1,000,000	Bluebonnet Trails Community Mental Health and Mental
	Retardation Revenue Bonds	6.125	12/1/2016	1,056,400
500,000	Corpus Christi, Texas General Obligation Bonds
	(Series A) (FSA Insured) !	5.000	3/1/2012	544,260
1,000,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’) !	5.500	11/1/2016	1,073,030
500,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (Subject to ‘AMT’)	5.500	11/1/2017	533,830
1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	5.000	2/15/2013	1,511,208
1,405,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	6.250	2/15/2009	1,466,609
3,210,000	Denton, Texas Utility System Revenue Bonds (Series A)
	(FSA Insured) !	5.250	12/1/2015	3,545,541
3,400,000	Harris County Texas Industrial Development Corporation
	Pollution Control Revenue Bonds †	1.890	3/11/2008	3,400,000
7,000,000	Harris County, Houston, Texas General Obligation Bonds
	(MBIA Insured) !	Zero Coupon	8/15/2024	3,191,020
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial Hermann
	Healthcare Project) (Series A) ÷	6.375	6/1/2029	2,257,760
2,000,000	Houston, Texas Airport System Revenue Bonds (Series A)
	(FSA Insured) (Subject to ‘AMT’) !	5.625	7/1/2030	2,035,600
5,000,000	Houston, Texas Water and Sewer System Revenue Bonds
	(Series A) (FSA Insured) ÷!	5.750	12/1/2032	5,989,650
5,315,000	Lewisville, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	Zero Coupon	8/15/2019	3,359,239
1,000,000	Lower Colorado River Authority, Texas Unrefunded
	Balance Revenue Bonds (Series A)	5.875	5/15/2015	1,053,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Texas — continued
$370,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured) !	6.000%	2/15/2020	$371,018
2,600,000	North Texas Health Facilities Development Corporation
	Hospital Revenue Bonds (United Regional Healthcare
	System, Inc.) ÷	6.000	9/1/2023	3,017,690
310,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins Landing
	Apartments Project) (Series A) ÷	6.250	7/1/2010	323,532
1,000,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured) !	6.100	6/20/2033	1,078,740
2,795,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured) !	6.150	11/20/2041	2,975,305
425,000	San Antonio, Texas General Obligation Bonds (General
	Improvements)	5.250	2/1/2014	453,144
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2018	1,106,390
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2019	1,106,390
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured) !	5.500	5/15/2020	1,106,390
1,160,000	San Leanna Education Facilities Corporation Higher
	Education Revenue Bonds (Saint Edward’s University
	Project) (Series 2007)	5.125	6/1/2024	1,149,166
11,615,000	Southeast Texas Housing Finance Corporation Revenue
	Bonds (MBIA Insured) ÷!	Zero Coupon	9/1/2017	8,169,643
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,573,560
2,000,000	Tarrant County, Texas Cultural Educational Facilities
	Finance Corporation Revenue Bonds (Texas Health
	Resources) (Series A)	5.000	2/15/2023	2,051,100
4,315,000	Texas State Veterans Land Board General
	Obligation Bonds ÷	0.050	7/1/2010	4,066,758
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	358,401
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	399,105
335,000	Westlake, Texas General Obligation Bonds ÷	6.500	5/1/2017	402,509
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,765,616
2,000,000	Westlake, Texas General Obligation Bonds ÷	5.800	5/1/2032	2,323,780
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) !	6.875	8/15/2014	491,112
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) ÷!	6.875	8/15/2014	853,316
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured) !	7.000	8/15/2024	3,750,352

	Total Texas			107,751,524

Virginia (0.9%)
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)	5.250	8/15/2019	2,813,800
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	4,130,615
3,240,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds ÷	5.250	6/1/2019	3,462,426

	Total Virginia			10,406,841

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Washington (4.9%)
$1,000,000	Energy Northwest, Washington Electric Revenue Bonds
	(Columbia Generating) (Series A) (MBIA Insured) !	5.750%	7/1/2018	$1,108,750
6,000,000	Franklin County, Washington School District Revenue
	Bonds (MBIA Insured) !	5.250	12/1/2022	6,477,600
10,000,000	King County, Washington Sewer Revenue Bonds (Series B)
	(FSA Insured) !	5.500	1/1/2013	10,964,900
8,270,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500	6/1/2026	8,639,834
5,620,000	Washington State Economic Development Finance
	Authority Lease Revenue Bonds (MBIA Insured) !	5.000	6/1/2030	5,758,477
2,955,000	Washington State General Obligation Bonds (Series 93A)	5.750	10/1/2012	3,187,677
45,000	Washington State General Obligation Bonds (Series 93A) ÷	5.750	10/1/2012	48,618
1,235,000	Washington State General Obligation Bonds (Series A
	and AT-6)	6.250	2/1/2011	1,307,383
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,833,700
5,000,000	Washington State General Obligation Bonds (Series A)
	(FSA Insured) !	5.000	7/1/2021	5,424,350
2,500,000	Washington State General Obligation Bonds (Series B
	and AT-7)	6.250	6/1/2010	2,720,775
2,000,000	Washington State General Obligation Bonds (Series B
	and AT-7)	6.000	6/1/2012	2,272,700
1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Series A)	5.000	12/1/2030	1,019,950
2,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Swedish Health Services)
	(AMBAC Insured) !	5.125	11/15/2018	2,044,400
1,000,000	Washington State Housing Finance Commission Nonprofit
	Housing Revenue Bonds (Crista Ministries Projects)
	(Series A)	5.350	7/1/2014	1,005,110

	Total Washington			57,814,224

West Virginia (0.3%)
3,465,000	West Virginia State Water Development Authority
	Revenue Bonds (Series B-II) (FGIC Insured) !	5.000	11/1/2033	3,533,780

	Total West Virginia			3,533,780

Wisconsin (1.2%)
1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care) (Series B)	5.500	2/15/2015	1,529,610
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,038,230
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Franciscan Sisters Christian)
	(Series A) ÷	5.500	2/15/2018	1,010,950
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic) (Series B)	6.000	2/15/2025	2,053,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Municipal Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Wisconsin — continued
$2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500%	8/15/2029	$2,023,900
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan
	Services) ÷	5.750	8/15/2025	6,740,460

	Total Wisconsin			14,396,930

Wyoming (0.6%)
1,620,000	Kemmerer, Wyoming Pollution Control Term Revenue Bonds	1.890	11/1/2014	1,620,000
355,000	Lincoln County, Wyoming Pollution Control Revenue Bonds †	1.890	3/11/2008	355,000
310,000	Lincoln County, Wyoming Pollution Control Revenue Bonds †	1.890	3/11/2008	310,000
5,825,000	Wyoming State Farm Loan Board Capital Facilities
	Revenue Bonds	5.750	10/1/2020	6,600,657

	Total Wyoming			8,885,657

	Total Long-Term Fixed Income (cost $1,098,093,872)			1,173,738,068

	Total Investments (cost $1,098,093,872) 99.0%			$1,173,738,068

	Other Assets and Liabilities, Net 1.0%			11,566,729

	Total Net Assets 100.0%			$1,185,304,797

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

! To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,227,252
Gross unrealized depreciation	(3,583,056)

Net unrealized appreciation (depreciation)	$75,644,196
Cost for federal income tax purposes	$1,098,093,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Asset-Backed Securities (8.2%)
$2,295,291	Bear Stearns Mortgage Funding Trust †~	3.516%	2/25/2008	$1,038,415
2,856,963	Capitalsource Commercial Loan Trust †~	4.064	2/20/2008	2,858,860
4,614,306	Countrywide Asset-Backed Certificates ~«	5.549	4/25/2036	4,513,871
3,000,000	Credit Based Asset Servicing and Securitization, LLC †~	3.486	2/25/2008	2,955,987
6,000,000	DaimlerChrysler Master Owner Trust ±†	4.286	2/15/2008	6,000,852
5,000,000	Discover Card Master Trust ‡	5.650	3/16/2020	5,073,970
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	3.466	2/25/2008	2,892,693
1,936,306	First Horizon ABS Trust †‡«	3.536	2/25/2008	1,466,926
5,000,000	Ford Credit Floor Plan Master Owner Trust †‡	4.416	2/15/2008	4,899,655
6,000,000	GE Dealer Floorplan Master Note Trust ±†‡~	3.974	2/20/2008	6,002,586
6,500,000	GMAC Mortgage Corporation Loan Trust †‡«	3.446	2/25/2008	6,466,792
6,000,000	GMAC Mortgage Corporation Loan Trust ±†«	3.466	2/25/2008	5,977,986
1,701,833	GMAC Mortgage Corporation Loan Trust †~«	3.476	2/25/2008	1,616,145
4,809,293	IndyMac Seconds Asset-Backed Trust ±†«	3.546	2/25/2008	4,295,776
7,250,000	Merna Re, Ltd. †‡≤	6.580	3/31/2008	7,163,000
3,612,631	Residential Funding Mortgage Securities II †‡«	3.506	2/25/2008	3,424,741

	Total Asset-Backed Securities			66,648,255

Basic Materials (1.1%)
2,970,000	Alcan, Inc. ‡	5.000	6/1/2015	2,923,454
1,000,000	Freeport-McMoRan Copper & Gold, Inc. †‡	8.394	4/1/2008	981,250
2,980,000	Lubrizol Corporation ‡	5.500	10/1/2014	3,022,838
2,000,000	Precision Castparts Corporation ‡	5.600	12/15/2013	2,178,872

	Total Basic Materials			9,106,414

Capital Goods (2.4%)
4,050,000	Caterpillar Financial Services Corporation ~	5.850	9/1/2017	4,277,792
1,600,000	CRH America, Inc. ‡	6.000	9/30/2016	1,548,547
2,219,000	Goodrich Corporation ~	6.800	7/1/2036	2,417,718
1,170,000	Lockheed Martin Corporation	6.150	9/1/2036	1,210,098
3,250,000	Oakmont Asset Trust ≤	4.514	12/22/2008	3,278,256
1,200,000	Owens Corning, Inc. ±	7.000	12/1/2036	985,456
2,468,858	Systems 2001 Asset Trust, LLC ≤	6.664	9/15/2013	2,648,421
3,000,000	United Technologies Corporation	4.875	5/1/2015	3,025,797

	Total Capital Goods			19,392,085

Collateralized Mortgage Obligations (5.0%)
6,316,673	Banc of America Mortgage Securities, Inc. ~	4.803	9/25/2035	6,384,211
2,741,714	Citigroup Mortgage Loan Trust, Inc. ~	5.536	3/25/2036	2,758,450
2,564,474	HomeBanc Mortgage Trust ~	5.993	4/25/2037	2,601,113
5,286,472	J.P. Morgan Mortgage Trust ~	5.005	7/25/2035	5,335,308
4,199,333	Merrill Lynch Mortgage Investors, Inc. ~	4.875	6/25/2035	4,250,275
3,751,071	Thornburg Mortgage Securities Trust †	3.466	2/25/2008	3,729,063
3,703,463	Wachovia Mortgage Loan Trust, LLC	5.563	5/20/2036	3,785,643
4,520,053	Washington Mutual Alternative Loan Trust †	5.412	2/25/2008	4,106,186
2,077,630	Washington Mutual Mortgage Pass-Through Certificates †	3.666	2/25/2008	1,944,589
3,181,045	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,201,092
2,631,297	Zuni Mortgage Loan Trust ±†	3.506	2/25/2008	2,518,054

	Total Collateralized Mortgage Obligations			40,613,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (13.1%)
$6,000,000	Banc of America Commercial Mortgage, Inc. ‡~	5.001%	9/10/2010	$5,982,294
2,519,624	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	2,502,155
2,000,000	Banc of America Commercial Mortgage, Inc. ‡~	5.118	7/11/2043	2,006,446
4,000,000	Banc of America Large Loan Trust †~≤	4.346	2/15/2008	3,836,544
4,000,000	Banc of America Large Loan Trust †~≤	4.446	2/15/2008	3,909,348
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	4.386	2/15/2008	2,881,779
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	5.835	9/11/2042	2,853,837
7,500,000	Citigroup Commercial Mortgage Trust †~≤	4.376	2/15/2008	7,191,982
180,131	Commercial Mortgage Pass-Through Certificates †~≤	4.336	2/15/2008	179,900
4,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.366	2/15/2008	3,855,072
7,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.416	2/15/2008	6,718,439
4,000,000	Credit Suisse Mortgage Capital Certificates †‡≤	4.406	2/15/2008	3,856,548
6,500,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	6,582,420
6,200,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	12/10/2049	5,918,737
6,000,000	J.P. Morgan Chase Commercial Mortgage Securities ~	5.882	2/15/2051	6,069,708
2,750,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	4.302	1/15/2038	2,688,964
5,970,335	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	5.284	5/15/2047	5,951,050
5,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	5.819	6/15/2049	5,065,335
6,500,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	6,296,277
5,500,000	Merrill Lynch Mortgage Trust	5.266	1/12/2044	5,178,124
10,000,000	Wachovia Bank Commercial Mortgage Trust †≤	4.356	2/15/2008	9,552,650
6,000,000	Wachovia Bank Commercial Mortgage Trust	5.765	7/15/2045	6,048,438
1,424,281	Washington Mutual Asset Securities Corporation≤	3.830	1/25/2035	1,401,872

	Total Commercial Mortgage-Backed Securities			106,527,919

Communications Services (7.0%)
775,000	AT&T Corporation ‡	8.000	11/15/2031	932,667
2,475,000	AT&T, Inc.	5.500	2/1/2018	2,483,281
1,225,000	AT&T, Inc. ~	6.500	9/1/2037	1,248,973
1,925,000	British Telecom plc ~	9.125	12/15/2030	2,521,444
2,700,000	Comcast Corporation ~	5.900	3/15/2016	2,721,244
3,520,000	Comcast Corporation ~	5.875	2/15/2018	3,517,019
4,000,000	Cox Communications, Inc. ~	4.625	6/1/2013	3,889,160
770,000	Cox Communications, Inc. ~	5.450	12/15/2014	768,668
2,450,000	Idearc, Inc. ~	8.000	11/15/2016	2,192,750
3,300,000	Intelsat Intermediate, Inc. >‡	Zero Coupon	2/1/2010	2,706,000
2,500,000	New Cingular Wireless Services, Inc. ‡~	8.125	5/1/2012	2,842,108
765,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	960,357
1,350,000	News America, Inc.	6.400	12/15/2035	1,332,368
1,225,000	News America, Inc. ≤	6.650	11/15/2037	1,243,685
2,960,000	Rogers Cable, Inc. ‡	5.500	3/15/2014	2,916,740
2,200,000	Rogers Cable, Inc. ±	6.750	3/15/2015	2,308,973
320,000	Rogers Cable, Inc. ±	8.750	5/1/2032	400,208
2,000,000	Rogers Wireless Communications, Inc. ‡	6.375	3/1/2014	2,085,434
1,800,000	Rogers Wireless Communications, Inc. ~	7.500	3/15/2015	1,966,669
2,900,000	Sprint Capital Corporation	6.900	5/1/2019	2,650,667
3,550,000	Telecom Italia Capital SA ±	5.250	11/15/2013	3,566,025
1,750,000	Telecom Italia Capital SA	5.250	10/1/2015	1,709,388
2,600,000	Telefonica Emisones SAU ‡	6.221	7/3/2017	2,729,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Communications Services — continued
$2,000,000	Time Warner Cable, Inc.	5.850%	5/1/2017	$2,001,768
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,320,200
3,000,000	Verizon Communications, Inc. ±	5.550	2/15/2016	3,061,041
1,165,000	Verizon Communications, Inc.	5.500	4/1/2017	1,183,668

	Total Communications Services			57,259,626

Consumer Cyclical (2.4%)
3,500,000	D.R. Horton, Inc. ‡	5.375	6/15/2012	3,167,500
1,450,000	Federated Retail Holdings, Inc. ±	5.350	3/15/2012	1,410,366
1,850,000	Ford Motor Credit Company ‡	6.625	6/16/2008	1,846,563
700,000	JC Penney & Company, Inc.	7.950	4/1/2017	757,076
310,000	JC Penney Corporation, Inc.	5.750	2/15/2018	291,103
1,360,000	JC Penney Corporation, Inc. ±	6.375	10/15/2036	1,200,679
2,300,000	McDonald’s Corporation	5.800	10/15/2017	2,432,574
2,650,000	Nissan Motor Acceptance Corporation ≤	5.625	3/14/2011	2,790,469
2,566,573	SLM Private Credit Student Loan Trust †	5.001	3/15/2008	2,561,699
1,400,000	Station Casinos, Inc.	6.875	3/1/2016	952,000
1,930,000	Walmart Stores, Inc.	5.875	4/5/2027	1,900,396

	Total Consumer Cyclical			19,310,425

Consumer Non-Cyclical (4.7%)
3,200,000	Abbott Laboratories ‡	5.150	11/30/2012	3,372,467
800,000	AmerisourceBergen Corporation ~	5.625	9/15/2012	825,731
2,000,000	AmerisourceBergen Corporation ~	5.875	9/15/2015	1,980,428
1,315,000	Archer-Daniels-Midland Company ~	6.450	1/15/2038	1,364,727
4,700,000	AstraZeneca plc ~	5.400	9/15/2012	4,960,794
2,215,000	Baxter International, Inc. ‡	5.900	9/1/2016	2,346,175
3,800,000	Bunge Limited Finance Corporation ~	5.350	4/15/2014	3,801,467
3,500,000	Cargill, Inc. ‡≤	5.600	9/15/2012	3,598,360
2,400,000	Community Health Systems, Inc. ~	8.875	7/15/2015	2,415,000
1,000,000	General Mills, Inc. ‡	5.650	9/10/2012	1,038,811
2,200,000	Johnson & Johnson Company ‡	5.950	8/15/2037	2,384,433
1,500,000	Kroger Company ‡	6.400	8/15/2017	1,594,473
875,000	Kroger Company	6.150	1/15/2020	901,856
900,000	Safeway, Inc.	6.350	8/15/2017	952,023
2,000,000	Schering-Plough Corporation	6.000	9/15/2017	2,062,296
3,500,000	Tesco plc ‡≤	5.500	11/15/2017	3,556,312
910,000	Wyeth ±	5.950	4/1/2037	897,518

	Total Consumer Non-Cyclical			38,052,871

Energy (6.9%)
2,200,000	Apache Corporation ‡	5.250	4/15/2013	2,293,647
3,650,000	CenterPoint Energy Resources Corporation ~	6.125	11/1/2017	3,754,434
1,100,000	Consolidated Natural Gas Company ‡	5.000	12/1/2014	1,082,094
3,100,000	Enterprise Products Operating, LP ‡	5.600	10/15/2014	3,125,652
2,250,000	Enterprise Products Operating, LP ‡	6.300	9/15/2017	2,333,477
1,500,000	EOG Resources, Inc. ~	5.875	9/15/2017	1,572,724
1,800,000	Magellan Midstream Partners, LP	6.450	6/1/2014	1,879,385
1,600,000	Marathon Oil Corporation	6.000	10/1/2017	1,660,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Energy — continued
$735,000	Nexen, Inc. ‡	5.650%	5/15/2017	$729,907
1,925,000	Nexen, Inc. ±	6.400	5/15/2037	1,862,561
1,750,000	Oneok Partners, LP	6.850	10/15/2037	1,782,952
2,000,000	Plains All American Pipeline, LP/PAA Finance Corporation ±	6.650	1/15/2037	1,989,714
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,600,846
1,850,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,926,470
5,175,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ≤	5.298	9/30/2020	5,043,089
900,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	894,510
2,000,000	Southern Natural Gas Company ≤	5.900	4/1/2017	2,001,776
2,400,000	Southern Star Central Corporation	6.750	3/1/2016	2,304,000
2,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	2,260,000
600,000	Transcontinental Gas Pipe Corporation ±	6.400	4/15/2016	606,000
3,100,000	Transocean, Inc.	6.000	3/15/2018	3,178,644
2,250,000	Valero Energy Corporation	6.125	6/15/2017	2,311,492
800,000	Valero Energy Corporation ±	6.625	6/15/2037	790,227
4,600,000	Western Oil Sands, Inc.	8.375	5/1/2012	5,221,561
1,900,000	XTO Energy, Inc.	5.300	6/30/2015	1,912,289
1,900,000	XTO Energy, Inc.	6.250	8/1/2017	2,024,482

	Total Energy			56,142,312

Financials (23.4%)
1,250,000	American Express Bank FSB ‡	6.000	9/13/2017	1,276,701
1,450,000	American Express Centurion Bank ~	5.550	10/17/2012	1,503,999
2,500,000	American Express Company ~	6.150	8/28/2017	2,581,118
2,400,000	American International Group, Inc. ‡	6.250	3/15/2037	2,096,858
2,600,000	AXA SA ‡ ≤	6.463	12/14/2018	2,264,652
720,000	BAC Capital Trust XI ~	6.625	5/23/2036	710,219
500,000	Bank of America Corporation ~	6.000	9/1/2017	520,581
1,250,000	Bank of America Corporation ~	5.750	12/1/2017	1,286,100
1,475,000	Bank of America Corporation ±	8.000	1/30/2018	1,532,156
2,200,000	Bear Stearns Companies, Inc. *~	6.400	10/2/2017	2,088,453
1,950,000	Bear Stearns Companies, Inc.	7.250	2/1/2018	1,949,928
2,100,000	BNP Paribas SA ~ ≤	5.186	6/29/2015	1,906,892
715,000	Capital One Capital III ~	7.686	8/15/2036	541,191
3,500,000	Capmark Financial Group, Inc. ‡≤	6.300	5/10/2017	2,451,995
3,600,000	CIT Group, Inc. ~	7.625	11/30/2012	3,549,794
1,100,000	Citigroup Capital XXI ~	8.300	12/21/2037	1,185,850
2,200,000	Citigroup, Inc. ~	6.000	8/15/2017	2,298,292
1,000,000	Corestates Capital Trust I ~≤	8.000	12/15/2026	1,035,960
4,900,000	Countrywide Financial Corporation, Convertible †‡≤	0.758	4/15/2008	4,470,760
1,200,000	Coventry Health Care, Inc. ‡	5.875	1/15/2012	1,237,702
1,000,000	Coventry Health Care, Inc. ‡	6.125	1/15/2015	1,016,057
1,000,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	993,687
2,400,000	Credit Agricole SA ‡~≤	6.637	5/31/2017	2,182,740
2,800,000	Endurance Specialty Holdings, Ltd. ±	6.150	10/15/2015	2,835,224
1,500,000	ERP Operating, LP ~	5.125	3/15/2016	1,363,863
1,625,000	General Electric Capital Corporation ±	5.720	8/22/2011	1,652,700
3,200,000	General Electric Capital Corporation ~	4.375	3/3/2012	3,225,344
1,630,000	General Electric Capital Corporation ‡	5.625	9/15/2017	1,682,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Financials — continued
$2,500,000	General Electric Capital Corporation *~	6.375%	11/15/2017	$2,599,048
700,000	General Electric Capital Corporation ~	6.150	8/7/2037	708,606
3,295,000	General Motors Acceptance Corporation, LLC ~	6.875	9/15/2011	2,880,739
4,600,000	General Motors Acceptance Corporation, LLC ‡	6.000	12/15/2011	3,878,849
3,500,000	Goldman Sachs Group, Inc. ‡	6.600	1/15/2012	3,784,256
3,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	3,535,854
700,000	Goldman Sachs Group, Inc. ~	6.750	10/1/2037	686,735
2,500,000	HSBC Capital Funding, LP/Jersey Channel Islands ±≤	9.547	6/30/2010	2,737,135
815,000	HSBC Holdings plc ‡	6.500	5/2/2036	801,444
2,095,000	International Lease Finance Corporation ‡	5.750	6/15/2011	2,169,058
3,350,000	iStar Financial, Inc. ‡	5.850	3/15/2017	2,777,669
1,700,000	J.P. Morgan Chase & Company ‡	5.750	1/2/2013	1,770,608
2,940,000	J.P. Morgan Chase Bank, NA ‡	5.875	6/13/2016	3,002,954
5,000,000	Keybank National Association ~	5.500	9/17/2012	5,191,350
2,000,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	1,991,826
3,500,000	Lehman Brothers Holdings, Inc. ~	5.625	1/24/2013	3,545,216
1,550,000	Lehman Brothers Holdings, Inc.	7.000	9/27/2027	1,570,956
1,830,000	Liberty Property, LP	5.500	12/15/2016	1,680,998
3,795,000	Lincoln National Corporation ‡	7.000	5/17/2016	3,774,245
2,750,000	Merrill Lynch & Company, Inc. §	5.450	2/5/2013	2,754,276
850,000	Merrill Lynch & Company, Inc. ±	6.110	1/29/2037	737,875
4,420,000	Mitsubishi UFG Capital Finance, Ltd. ±	6.346	7/25/2016	4,214,072
1,600,000	Morgan Stanley	4.000	1/15/2010	1,593,046
3,600,000	Morgan Stanley	5.950	12/28/2017	3,634,117
2,280,000	Morgan Stanley ~	6.250	8/9/2026	2,252,371
3,850,000	Nationwide Health Properties, Inc. ±	6.250	2/1/2013	4,061,738
3,280,080	Preferred Term Securities XXIII, Ltd. ±†≤	5.191	3/24/2008	3,025,874
2,050,000	ProLogis ~	5.500	4/1/2012	2,051,589
1,400,000	ProLogis ±	5.625	11/15/2015	1,316,056
1,600,000	Prudential Financial, Inc. *	6.000	12/1/2017	1,637,989
725,000	Prudential Financial, Inc. ±	5.900	3/17/2036	677,045
725,000	Prudential Financial, Inc. ±	5.700	12/14/2036	657,631
1,600,000	QBE Capital Funding II, LP ~≤	6.797	6/1/2017	1,506,578
2,250,000	RBS Capital Trust I ±	5.512	9/30/2014	2,109,784
1,500,000	Regency Centers, LP	5.875	6/15/2017	1,445,944
3,100,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	3,043,351
2,340,000	Residential Capital Corporation	8.000	4/17/2013	1,450,800
3,500,000	Residential Capital, LLC ‡	8.000	6/1/2012	2,187,500
4,000,000	Resona Bank, Ltd. ‡≤	5.850	4/15/2016	3,696,576
700,000	Santander Perpetual SA Unipersonal ≤	6.671	10/24/2017	709,216
2,250,000	Simon Property Group, LP ±	4.600	6/15/2010	2,247,890
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,387,393
1,485,000	Simon Property Group, LP	5.750	12/1/2015	1,420,903
2,875,000	SLM Corporation	5.400	10/25/2011	2,628,796
2,340,000	SMFG Preferred Capital GBP 1, Ltd. ≤	6.078	1/25/2017	2,164,219
4,190,000	Student Loan Marketing Corporation ‡	4.500	7/26/2010	3,857,922
2,600,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	2,515,139
550,000	Travelers Companies, Inc. ±	6.250	6/15/2037	537,660
2,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,027,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Financials — continued
$2,200,000	UnitedHealth Group, Inc. ≤	6.000%	11/15/2017	$2,242,141
1,500,000	UnitedHealth Group, Inc. ≤	6.500	6/15/2037	1,454,054
2,420,000	Wachovia Bank NA	4.875	2/1/2015	2,347,993
725,000	Wachovia Bank NA	6.600	1/15/2038	720,135
2,225,000	Wachovia Capital Trust III	5.800	3/15/2011	1,757,750
2,350,000	Wachovia Corporation *	5.300	10/15/2011	2,412,893
1,030,000	Washington Mutual Bank FA	5.125	1/15/2015	898,397
800,000	Washington Mutual Preferred Funding ≤	6.665	12/15/2016	556,000
4,600,000	Washington Mutual Preferred Funding II ‡≤	6.895	6/15/2012	3,151,000
4,000,000	WellPoint, Inc. ‡	5.000	12/15/2014	3,913,644
3,000,000	Wells Fargo & Company	4.375	1/31/2013	2,999,193
1,000,000	Wells Fargo & Company	5.625	12/11/2017	1,027,677
2,940,000	Willis North America, Inc. ‡	6.200	3/28/2017	2,993,073

	Total Financials			190,553,368

Foreign (0.9%)
3,150,000	Korea Development Bank ±	5.300	1/17/2013	3,205,116
2,600,000	Pemex Finance, Ltd. ‡	9.030	2/15/2011	2,749,500
1,900,000	United Mexican States	6.050	1/11/2040	1,869,600

	Total Foreign			7,824,216

Mortgage-Backed Securities (9.2%)
3,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	5.500	2/1/2038	3,039,375
57,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	6.000	2/1/2038	58,478,463
13,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through §	6.500	2/1/2038	13,491,556

	Total Mortgage-Backed Securities			75,009,394

Technology (0.6%)
3,500,000	IBM International Group Capital, LLC ~	5.050	10/22/2012	3,639,472
1,250,000	International Business Machines Corporation ~	5.700	9/14/2017	1,313,121

	Total Technology			4,952,593

Transportation (4.6%)
1,800,000	Burlington Northern Santa Fe Corporation ~	7.000	12/15/2025	1,899,965
408,261	Continental Airlines, Inc. ‡	7.875	7/2/2018	373,559
2,250,000	Continental Airlines, Inc. ‡	5.983	4/19/2022	2,055,296
4,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	4,477,500
1,000,000	FedEx Corporation ~	3.500	4/1/2009	998,428
4,277,576	FedEx Corporation ~	6.720	1/15/2022	4,689,840
1,750,000	Hertz Corporation ‡	8.875	1/1/2014	1,688,750
3,650,000	Kansas City Southern de Mexico SA de CV ~≤	7.375	6/1/2014	3,467,500
6,800,000	Northwest Airlines, Inc.	6.841	4/1/2011	6,715,000
3,015,136	Piper Jaffray Equipment Trust Securities ~≤	6.750	4/1/2011	2,849,304
6,500,000	Union Pacific Corporation	5.450	1/31/2013	6,708,462
1,400,000	Union Pacific Corporation	5.700	8/15/2018	1,395,254

	Total Transportation			37,318,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

U.S. Government (8.2%)
$8,000,000	Federal Home Loan Bank Discount Notes *	4.625%	10/10/2012	$8,432,464
3,250,000	Federal Home Loan Mortgage Corporation ~	5.000	12/14/2018	3,346,512
7,500,000	Federal National Mortgage Association *	5.300	2/22/2011	7,506,180
1,020,000	U.S. Treasury Bonds ‡	7.625	2/15/2025	1,432,303
175,000	U.S. Treasury Bonds *	4.750	2/15/2037	186,430
2,900,000	U.S. Treasury Notes *	4.625	8/31/2011	3,111,610
650,000	U.S. Treasury Notes *	3.625	12/31/2012	674,223
22,853,400	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	24,367,438
10,250,000	U.S. Treasury Principal Strips *	Zero Coupon	2/15/2013	8,856,984
17,000,000	U.S. Treasury Principal Strips ‡	Zero Coupon	11/15/2022	8,802,974

	Total U.S. Government			66,717,118

U.S. Municipals (0.9%)
945,000	California Infrastructure & Economic Bank Revenue Bonds ÷~	5.000	7/1/2036	1,042,212
2,500,000	Little Rock, Arkansas Sewer Revenue Bonds ±	5.000	10/1/2037	2,604,825
3,500,000	Missouri Joint Municipal Electric Utility Commission
	Revenue Bonds (Power Project)	5.000	1/1/2032	3,504,830

	Total U.S. Municipals			7,151,867

Utilities (6.3%)
2,000,000	Baltimore Gas & Electric Company ~	5.900	10/1/2016	2,035,600
1,250,000	Carolina Power & Light, Inc. ~	5.150	4/1/2015	1,267,382
2,635,000	Cleveland Electric Illuminating Company ~≤	7.430	11/1/2009	2,782,083
1,065,000	Cleveland Electric Illuminating Company ‡	5.700	4/1/2017	1,058,467
1,885,000	Commonwealth Edison Company ~	5.400	12/15/2011	1,920,521
2,170,000	Commonwealth Edison Company ~	7.500	7/1/2013	2,385,607
1,000,000	Commonwealth Edison Company ~	6.150	9/15/2017	1,041,435
1,500,000	DTE Energy Company ‡	6.375	4/15/2033	1,467,279
2,000,000	Exelon Corporation ~	4.900	6/15/2015	1,923,812
2,000,000	Illinois Power Company ~≤	6.125	11/15/2017	2,080,168
2,000,000	ITC Holdings Corporation ‡≤	5.875	9/30/2016	1,991,654
2,500,000	ITC Holdings Corporation ~≤	6.050	1/31/2018	2,493,308
1,600,000	MidAmerican Energy Holdings Company ~	6.125	4/1/2036	1,589,856
2,200,000	MidAmerican Energy Holdings Company	6.500	9/15/2037	2,272,978
1,700,000	Nevada Power Company ‡	6.750	7/1/2037	1,745,767
4,100,000	NiSource Finance Corporation	7.875	11/15/2010	4,427,652
1,700,000	Nisource Finance Corporation ±	6.400	3/15/2018	1,736,519
1,500,000	NRG Energy, Inc.	7.250	2/1/2014	1,460,625
1,000,000	NRG Energy, Inc.	7.375	2/1/2016	966,250
950,000	Ohio Edison Company ±	6.875	7/15/2036	983,039
1,108,314	Power Contract Financing, LLC ≤	6.256	2/1/2010	1,158,820
1,783,602	Power Receivables Finance, LLC ≤	6.290	1/1/2012	1,889,726
725,000	Progress Energy, Inc.	7.000	10/30/2031	793,430
3,200,000	PSEG Power, LLC ‡	5.000	4/1/2014	3,127,600
1,360,000	PSI Energy, Inc. ±	5.000	9/15/2013	1,369,381
1,730,000	Southwestern Public Service Company	6.000	10/1/2036	1,639,045
750,000	TXU Corporation	5.550	11/15/2014	599,905
1,600,000	Union Electric Company ±	6.400	6/15/2017	1,705,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Utilities — continued
$700,000	Virginia Electric and Power Company	5.950%	9/15/2017	$738,948
700,000	Virginia Electric and Power Company	6.350	11/30/2037	726,587

	Total Utilities			51,379,262

	Total Long-Term Fixed Income (cost $859,331,860)			853,960,567

Shares	Preferred Stock (0.4%)			Value

27,000	Federal Home Loan Mortgage Corporation #			$724,950
93,000	Federal National Mortgage Association #			2,457,060

	Total Preferred Stock (cost $3,018,600)			3,182,010

		Strike	Expiration
Contracts	Options Purchased (0.4%)	Price	Date	Value

1,275	Call on U.S. Treasury Bond Futures	$115.50	5/23/2008	$2,789,062
475	Call on U.S. Treasury Bond Futures	120.50	5/23/2008	274,612

	Total Options Purchased (cost $5,280,250)			3,063,674

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.5%)	Rate (+)	Date	Value

61,229,129	Thrivent Financial Securities Lending Trust	4.140%	N/A	$61,229,129

	Total Collateral Held for Securities Loaned
	(cost $61,229,129)			61,229,129

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.8%)	Rate (+)	Date	Value

$800,000	Federal National Mortgage Association	2.540%	5/16/2008	$794,050
21,830,818	Thrivent Money Market Fund	4.350	N/A	21,830,818

	Total Short-Term Investments (cost $22,623,231)			22,624,868

	Total Investments (cost $951,483,070) 116.0%			$944,060,248

	Other Assets and Liabilities, Net (16.0%)			(130,095,833)

	Total Net Assets 100.0%			$813,964,415

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	695	March 2008	$75,963,370	$78,535,000	$2,571,630
10-Yr. U.S. Treasury Bond Futures	(775)	March 2008	(87,306,054)	(90,457,031)	(3,150,977)
20-Yr. U.S. Treasury Bond Futures	(230)	March 2008	(27,050,979)	(27,441,875)	(390,896)
EURO Foreign Exchange
Currency Futures	(32)	March 2008	(5,872,640)	(5,943,600)	(70,960)
Total Futures					($1,041,203)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Income Fund
Schedule of Investments as of January 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)

Credit Default Swaps
LCDX North America, 5 Year,	Sell	December 2012	$9,000,000	($654,368)	($422,792)
Series 9, at 2.43%;
J.P. Morgan Chase and Co.
Total Swaps					($422,792)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At January 31, 2008, $1,704,855 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $212,178,693 and $10,613,454 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

« All or a portion of the security is insured or guaranteed.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2008, the value of these investments was $136,089,952 or 16.7% of total net assets.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,027,758
Gross unrealized depreciation	(23,450,580)

Net unrealized appreciation (depreciation)	($7,422,822)
Cost for federal income tax purposes	$951,483,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Asset-Backed Securities (19.9%)
$5,000,000	Americredit Automobile Receivables Trust †‡«	4.620%	2/6/2008	$4,936,770
1,789,251	Associates Manufactured Housing Contract
	Pass-Through Certificates ‡	7.900	3/15/2027	1,822,442
1,346,053	Bear Stearns Asset-Backed Securities, Inc. †~	3.616	2/25/2008	1,342,387
2,295,291	Bear Stearns Mortgage Funding Trust ±†~	3.516	2/25/2008	1,038,415
386,468	CIT Equipment Collateral ~	4.420	5/20/2009	387,198
3,000,000	Citibank Credit Card Issuance Trust ±	5.650	9/20/2019	3,016,173
3,230,014	Countrywide Asset-Backed Certificates ±‡«	5.549	4/25/2036	3,159,710
4,000,000	Credit Based Asset Servicing and Securitization, LLC †‡	3.486	2/25/2008	3,941,316
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±‡	5.501	12/25/2036	2,503,702
5,000,000	DaimlerChrysler Master Owner Trust ±†~	4.286	2/15/2008	5,000,710
3,500,000	Discover Card Master Trust ±	5.650	3/16/2020	3,551,779
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ±†	3.466	2/25/2008	2,410,578
3,066,605	First Horizon ABS Trust †‡«	3.506	2/25/2008	2,576,160
2,581,741	First Horizon ABS Trust †‡«	3.536	2/25/2008	1,955,902
5,000,000	GE Dealer Floorplan Master Note Trust †‡	3.974	2/20/2008	5,002,155
4,000,000	GMAC Mortgage Corporation Loan Trust ±†«	3.446	2/25/2008	3,979,564
5,000,000	GMAC Mortgage Corporation Loan Trust †‡«	3.466	2/25/2008	4,981,655
1,021,100	GMAC Mortgage Corporation Loan Trust †‡«	3.476	2/25/2008	969,687
1,062,066	Green Tree Financial Corporation ±	7.650	10/15/2027	1,097,444
2,300,000	Merna Re, Ltd. †‡≤	6.580	3/31/2008	2,272,400
1,354,953	National Collegiate Student Loan Trust †‡	3.436	2/25/2008	1,355,526
563,406	PG&E Energy Recovery Funding, LLC ~	3.870	6/25/2011	565,756
562,140	Popular ABS Mortgage Pass-Through Trust ±	4.000	12/25/2034	558,130
5,000,000	Renaissance Home Equity Loan Trust ±	5.608	5/25/2036	5,015,710
479,710	Residential Asset Securities Corporation ~	4.160	7/25/2030	478,475
2,890,104	Residential Funding Mortgage Securities II †‡«	3.506	2/25/2008	2,739,793
1,037,779	SLM Student Loan Trust †‡	3.341	4/25/2008	1,038,048
5,000,000	Textron Financial Floorplan Master Note Trust ±†≤	4.439	2/13/2008	5,000,575
3,548,113	Wachovia Asset Securitization, Inc. †‡)«	3.516	2/25/2008	3,072,098

	Total Asset-Backed Securities			75,770,258

Basic Materials (0.8%)
1,020,000	Alcan, Inc. ±	5.000	6/1/2015	1,004,015
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	2,178,872

	Total Basic Materials			3,182,887

Capital Goods (2.1%)
940,000	Caterpillar Financial Services Corporation ±	5.850	9/1/2017	992,870
890,000	Goodrich Corporation ±	6.290	7/1/2016	949,710
1,500,000	John Deere Capital Corporation ‡	5.350	1/17/2012	1,566,243
410,000	Lockheed Martin Corporation ±	6.150	9/1/2036	424,052
2,750,000	Oakmont Asset Trust ±≤	4.514	12/22/2008	2,773,908
1,150,000	United Technologies Corporation ‡	4.875	5/1/2015	1,159,889

	Total Capital Goods			7,866,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Collateralized Mortgage Obligations (6.4%)
$3,947,921	Banc of America Mortgage Securities, Inc. ±	4.803%	9/25/2035	$3,990,132
2,564,474	HomeBanc Mortgage Trust ±‡	5.993	4/25/2037	2,601,113
3,729,612	J.P. Morgan Alternative Loan Trust ±	5.796	3/25/2036	3,548,282
3,499,444	Merrill Lynch Mortgage Investors, Inc. ±‡	4.875	6/25/2035	3,541,896
3,000,857	Thornburg Mortgage Securities Trust †~	3.466	2/25/2008	2,983,251
3,027,380	Thornburg Mortgage Securities Trust ±†	3.486	2/25/2008	2,915,373
3,181,045	Washington Mutual Mortgage Pass-Through Certificates ‡	4.835	9/25/2035	3,201,092
1,754,198	Zuni Mortgage Loan Trust †~	3.506	2/25/2008	1,678,703

	Total Collateralized Mortgage Obligations			24,459,842

Commercial Mortgage-Backed Securities (18.0%)
5,000,000	Banc of America Commercial Mortgage, Inc. ±‡~	6.085	6/11/2035	5,073,750
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †~	4.386	2/15/2008	4,802,965
1,750,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	5.835	9/11/2042	1,664,738
183,251	Citigroup Commercial Mortgage Trust ±†≤	4.306	2/15/2008	177,104
150,109	Commercial Mortgage Pass-Through Certificates †≤	4.336	2/15/2008	149,917
4,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.366	2/15/2008	3,855,072
4,000,000	Credit Suisse Mortgage Capital Certificates †~≤	4.406	2/15/2008	3,856,548
4,000,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	4,050,720
3,755,657	First Union National Bank Commercial Mortgage Trust ±	7.390	12/15/2031	3,901,046
3,500,000	Greenwich Capital Commercial Funding Corporation ±	5.867	12/10/2049	3,341,222
3,000,000	GS Mortgage Securities Corporation II ±†	4.670	2/6/2008	2,821,491
3,125,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ±	5.882	2/15/2051	3,161,306
4,700,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ~	5.198	12/15/2044	4,700,479
3,681,706	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	5.284	5/15/2047	3,669,814
2,500,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ‡	5.819	6/15/2049	2,532,668
5,500,000	LB-UBS Commercial Mortgage Trust ±	4.187	8/15/2029	5,462,028
3,500,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	3,390,303
3,250,000	Merrill Lynch Mortgage Trust ±	5.266	1/12/2044	3,059,800
3,500,000	TIAA Real Estate CDO, Ltd. ±	5.816	8/15/2039	3,532,000
3,125,000	Wachovia Bank Commercial Mortgage Trust ‡	5.765	7/15/2045	3,150,228
2,136,422	Washington Mutual Asset Securities Corporation ~≤	3.830	1/25/2035	2,102,807

	Total Commercial Mortgage-Backed Securities			68,456,006

Communications Services (2.1%)
300,000	AT&T, Inc. ~	6.500	9/1/2037	305,871
500,000	British Telecom plc ‡	9.125	12/15/2030	654,920
1,300,000	Comcast Corporation ‡	5.875	2/15/2018	1,298,899
520,000	New Cingular Wireless Services, Inc. ~	8.750	3/1/2031	652,792
510,000	News America, Inc. ±	6.400	12/15/2035	503,339
705,000	Rogers Cable, Inc. ~	5.500	3/15/2014	694,696
975,000	Rogers Cable, Inc. ±	6.750	3/15/2015	1,023,295
130,000	Rogers Cable, Inc. ‡~	8.750	5/1/2032	162,584
775,000	Sprint Capital Corporation ~	6.900	5/1/2019	708,368
1,175,000	Telecom Italia Capital SA ‡	5.250	10/1/2015	1,147,732
990,000	Verizon Communications, Inc. ±	5.550	2/15/2016	1,010,144

	Total Communications Services			8,162,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Consumer Cyclical (1.3%)
$1,250,000	Ford Motor Credit Company ~	6.625%	6/16/2008	$1,247,678
925,000	JC Penney Corporation, Inc. ~	5.750	2/15/2018	868,613
750,000	Nissan Motor Acceptance Corporation ~	4.625	3/8/2010	770,027
1,110,000	Nissan Motor Acceptance Corporation ±≤	5.625	3/14/2011	1,168,838
800,000	Walmart Stores, Inc. ~	5.875	4/5/2027	787,729

	Total Consumer Cyclical			4,842,885

Consumer Non-Cyclical (2.5%)
1,500,000	Abbott Laboratories ±‡~	5.150	11/30/2012	1,580,844
575,000	Archer-Daniels-Midland Company ±	6.450	1/15/2038	596,744
765,000	Baxter International, Inc. ±	5.900	9/1/2016	810,304
750,000	Johnson & Johnson Company ±	5.950	8/15/2037	812,875
800,000	Kroger Company ‡	6.400	8/15/2017	850,386
1,375,000	PepsiCo, Inc. ±	4.650	2/15/2013	1,427,445
1,200,000	Schering-Plough Corporation ±	6.000	9/15/2017	1,237,378
800,000	Tesco plc ~≤	5.500	11/15/2017	812,871
1,000,000	Wyeth ~	6.950	3/15/2011	1,066,533
340,000	Wyeth ‡	5.950	4/1/2037	335,337

	Total Consumer Non-Cyclical			9,530,717

Energy (2.0%)
1,400,000	Apache Corporation ‡~	5.250	4/15/2013	1,459,594
1,150,000	CenterPoint Energy Resources Corporation ±	6.125	11/1/2017	1,182,904
1,000,000	EOG Resources, Inc. ‡	5.875	9/15/2017	1,048,483
900,000	Nexen, Inc. ±	5.650	5/15/2017	893,764
575,000	Plains All American Pipeline, LP/PAA Finance Corporation ±	6.650	1/15/2037	572,043
1,500,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ±≤	5.298	9/30/2020	1,461,765
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	372,712
770,000	Transocean, Inc. ~	6.000	3/15/2018	789,534

	Total Energy			7,780,799

Financials (13.9%)
500,000	American Express Bank FSB ±‡	6.000	9/13/2017	510,680
750,000	American Express Company ~	6.150	8/28/2017	774,335
1,005,000	American International Group, Inc. ~	6.250	3/15/2037	878,059
125,000	BAC Capital Trust XI ‡	6.625	5/23/2036	123,302
900,000	Bank of America Corporation ~	6.000	9/1/2017	937,046
25,000	Bank of America Corporation ~	5.750	12/1/2017	25,722
200,000	Bank of America Corporation ±	8.000	1/30/2018	207,750
800,000	Bear Stearns Companies, Inc. ~	6.400	10/2/2017	759,438
440,000	Capital One Capital III	7.686	8/15/2036	333,040
1,150,000	Capmark Financial Group, Inc. ‡)	5.875	5/10/2012	841,328
400,000	Capmark Financial Group, Inc. ±)	6.300	5/10/2017	280,228
1,175,000	CIT Group, Inc. ±	7.625	11/30/2012	1,158,613
1,250,000	Corestates Capital Trust I ~≤	8.000	12/15/2026	1,294,950
1,200,000	Countrywide Financial Corporation, Convertible ±†≤	0.758	4/15/2008	1,094,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Financials — continued
$355,000	General Electric Capital Corporation ±	5.720%	8/22/2011	$361,051
2,225,000	General Electric Capital Corporation ±‡	4.375	3/3/2012	2,242,622
450,000	General Electric Capital Corporation ±	5.625	9/15/2017	464,473
500,000	General Motors Acceptance Corporation, LLC ‡	6.875	9/15/2011	437,138
1,700,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	1,433,488
1,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	1,515,366
550,000	Goldman Sachs Group, Inc. ‡	6.750	10/1/2037	539,578
2,000,000	Goldman Sachs Group, Inc., Convertible ~	1.000	1/31/2015	1,997,340
575,000	HSBC Holdings plc ±	6.500	5/2/2036	565,436
765,000	International Lease Finance Corporation ±	5.750	6/15/2011	792,043
985,000	iStar Financial, Inc. ~	5.850	3/15/2017	816,718
850,000	J.P. Morgan Chase Bank, NA ‡	5.875	6/13/2016	868,201
1,325,000	Keybank National Association ±	5.500	9/17/2012	1,375,708
1,500,000	Lehman Brothers Holdings, Inc. ~	5.250	2/6/2012	1,493,870
515,000	Lehman Brothers Holdings, Inc. ‡	7.000	9/27/2027	521,963
630,000	Liberty Property, LP ‡	5.500	12/15/2016	578,704
850,000	Lincoln National Corporation ‡	7.000	5/17/2016	845,351
1,125,000	Merrill Lynch & Company, Inc. §	5.450	2/5/2013	1,126,749
1,595,000	Mitsubishi UFG Capital Finance, Ltd. ‡	6.346	7/25/2016	1,520,689
500,000	Morgan Stanley ‡	5.950	12/28/2017	504,738
720,000	Morgan Stanley ±	6.250	8/9/2026	711,275
2,000,000	Morgan Stanley, Convertible	1.000	1/28/2015	2,026,220
1,375,000	Nationwide Health Properties, Inc. ±~	6.250	2/1/2013	1,450,621
2,000,000	ProLogis ±	5.500	4/1/2012	2,001,550
775,000	Prudential Financial, Inc. ~	6.100	6/15/2017	796,487
390,000	Prudential Financial, Inc. ±‡	5.700	12/14/2036	353,760
950,000	Reinsurance Group of America, Inc. ~	5.625	3/15/2017	932,640
745,000	Residential Capital Corporation ‡	8.000	4/17/2013	461,900
1,325,000	Royal Bank of Scotland Group plc ±≤	6.990	10/5/2017	1,325,343
900,000	Santander Perpetual SA Unipersonal ±≤	6.671	10/24/2017	911,849
1,750,000	Simon Property Group, LP ±	4.600	6/15/2010	1,748,358
1,240,000	Simon Property Group, LP ±	5.375	6/1/2011	1,228,834
1,200,000	State Street Capitol Trust II ‡	8.250	3/15/2011	1,206,000
1,375,000	Student Loan Marketing Corporation ‡	4.500	7/26/2010	1,266,024
850,000	Swiss RE Capital I, LP ±≤	6.854	5/25/2016	822,257
350,000	Travelers Companies, Inc. ~	6.250	6/15/2037	342,147
550,000	UnitedHealth Group, Inc. ~≤	6.500	6/15/2037	533,153
770,000	Wachovia Bank NA ~	4.875	2/1/2015	747,089
1,895,000	Wachovia Capital Trust III ~	5.800	3/15/2011	1,497,050
205,000	Washington Mutual Preferred Funding ±≤	6.665	12/15/2016	142,475
1,900,000	Washington Mutual Preferred Funding II ‡≤	6.895	6/15/2012	1,301,500
775,000	Wells Fargo & Company	4.375	1/31/2013	774,792
300,000	Wells Fargo & Company ~	5.625	12/11/2017	308,303
760,000	Willis North America, Inc. ‡	6.200	3/28/2017	773,720

	Total Financials			52,883,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Foreign (0.9%)
$2,000,000	Corporacion Andina de Fomento	5.750%	1/12/2017	$1,951,420
1,375,000	Korea Development Bank ±‡	5.300	1/17/2013	1,399,058

	Total Foreign			3,350,478

Mortgage-Backed Securities (28.9%)
38,000,000	Federal National Mortgage Association Conventional 30-Yr.
	Pass-Through §	5.500	2/1/2038	38,498,750
42,500,000	Federal National Mortgage Association Conventional 30-Yr.
	Pass-Through §	6.000	2/1/2038	43,602,365
27,000,000	Federal National Mortgage Association Conventional 30-Yr.
	Pass-Through §	6.500	2/1/2038	28,020,924

	Total Mortgage-Backed Securities			110,122,039

Technology (0.5%)
2,000,000	International Business Machines Corporation ±	5.700	9/14/2017	2,100,994

	Total Technology			2,100,994

Transportation (2.1%)
575,000	Burlington Northern Santa Fe Corporation ±‡	7.000	12/15/2025	606,933
1,150,000	Continental Airlines, Inc. ‡	5.983	4/19/2022	1,050,485
1,550,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,542,250
1,135,315	FedEx Corporation ~	6.720	1/15/2022	1,244,735
1,875,000	Southwest Airlines Company ±	6.150	8/1/2022	1,907,812
1,550,000	Union Pacific Corporation ‡	6.125	1/15/2012	1,649,935

	Total Transportation			8,002,150

U.S. Government (11.6%)
5,000,000	Federal Home Loan Bank ‡	5.330	3/6/2012	5,149,880
4,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	4,216,232
5,000,000	Federal Home Loan Mortgage Corporation ~	5.400	2/2/2012	5,130,900
2,000,000	Federal Home Loan Mortgage Corporation ~	5.000	12/14/2018	2,059,392
2,500,000	Federal National Mortgage Association *~	5.300	2/22/2011	2,502,060
400,000	U.S. Treasury Bonds *	4.750	2/15/2037	426,125
75,000	U.S. Treasury Notes	4.625	8/31/2011	80,473
6,550,000	U.S. Treasury Notes *	4.000	2/15/2015	6,848,844
4,070,000	U.S. Treasury Notes ~‡	4.125	5/15/2015	4,276,044
12,820,200	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	13,669,537

	Total U.S. Government			44,359,487

U.S. Municipals (2.5%)
3,000,000	California Infrastructure & Economic Bank Revenue Bonds ÷~	5.000	7/1/2036	3,308,610
3,000,000	Little Rock, Arkansas Sewer Revenue Bonds ‡	5.000	10/1/2037	3,125,790
3,000,000	Missouri Joint Municipal Electric Utility Commission
	Revenue Bonds (Power Project) ‡	5.000	1/1/2032	3,004,140

	Total U.S. Municipals			9,438,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value

Utilities (2.2%)
825,000	Cleveland Electric Illuminating Company ‡	5.700%	4/1/2017	$819,939
965,000	Commonwealth Edison Company ±	5.400	12/15/2011	983,184
1,500,000	Exelon Corporation ~	6.750	5/1/2011	1,581,711
775,000	ITC Holdings Corporation ~≤	6.050	1/31/2018	772,925
775,000	MidAmerican Energy Holdings Company ‡	6.500	9/15/2037	800,708
891,801	Power Receivables Finance, LLC ~≤	6.290	1/1/2012	944,863
800,000	PSI Energy, Inc. ±	5.000	9/15/2013	805,518
1,150,000	Union Electric Company ‡	6.400	6/15/2017	1,226,056
515,000	Virginia Electric & Power Company ±	6.000	1/15/2036	511,389

	Total Utilities			8,446,293

	Total Long-Term Fixed Income (cost $449,864,494)			448,756,631

Shares	Preferred Stock/Equity-Linked Securities (0.3%)			Value

20,100	Allegro Investment Corporation SA TGT, Convertible #¿≤			$1,022,614

	Total Preferred Stock/Equity-Linked Securities
	(cost $1,000,013)			1,022,614

		Strike	Expiration
Contracts	Options Purchased (0.3%)	Price	Date	Value

510	Call on U.S. Treasury Bond Futures	$115.50	5/23/2008	$1,115,625
190	Call on U.S. Treasury Bond Futures	120.50	5/23/2008	109,845

	Total Options Purchased (cost $2,112,100)			1,225,470

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.1%)	Rate (+)	Date	Value

27,004,413	Thrivent Financial Securities Lending Trust	4.140%	N/A	$27,004,413

	Total Collateral Held for Securities Loaned
	(cost $27,004,413)			27,004,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Core Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.1%)	Rate (+)	Date	Value

31,387,615	Thrivent Money Market Fund	4.350%	N/A	$31,387,615
$7,005,000	Yorktown Capital, LLC ‡	3.520	2/6/2008	7,001,575

	Total Short-Term Investments (at amortized cost)			38,389,190

	Total Investments (cost $518,370,210) 135.5%			$516,398,318

	Other Assets and Liabilities, Net (35.5%)			(135,214,663)

	Total Net Assets 100.0%			$381,183,655

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	375	March 2008	$41,300,519	$42,375,000	$1,074,481
10-Yr. U.S. Treasury Bond Futures	(455)	March 2008	(51,257,251)	(53,107,032)	(1,849,781)
20-Yr. U.S. Treasury Bond Futures	(145)	March 2008	(17,089,988)	(17,300,313)	(210,325)
EURO Foreign Exchange
Currency Futures	(10)	March 2008	(1,835,200)	(1,857,375)	(22,175)
Total Futures					($1,007,800)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At January 31, 2008, $2,101,250 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $118,529,985 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

¿ These securities are Equity-Linked Structured Securities.

≤  Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2008, the value of these investments was $42,415,701 or 11.1% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,430,238
Gross unrealized depreciation	(9,402,130)

Net unrealized appreciation (depreciation)	($1,971,892)
Cost for federal income tax purposes	$518,370,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Asset-Backed Securities (25.2%)
$1,500,000	Americredit Automobile Receivables Trust †‡«	4.620%	2/6/2008	$1,481,031
3,377,268	Americredit Automobile Receivables Trust ‡«	3.430	7/6/2011	3,374,444
4,000,000	BMW Vehicle Lease Trust ‡	4.590	8/15/2013	4,065,272
4,500,000	Cabela’s Master Credit Card Trust ~≤	4.310	12/16/2013	4,530,645
3,000,000	Capital Auto Receivables Asset Trust ~	5.380	7/15/2010	3,068,259
3,750,000	Carmax Auto Owner Trust †‡	4.636	2/15/2008	3,725,602
3,750,000	Chase Funding Issuance Trust ‡	4.960	9/17/2012	3,868,976
619,425	Chase Manhattan Auto Owner Trust ‡	4.840	7/15/2009	621,662
193,234	CIT Equipment Collateral ±	4.420	5/20/2009	193,599
3,475,000	Citibank Credit Card Issuance Trust ‡	4.850	2/10/2011	3,530,534
3,000,000	CNH Equipment Trust †~	4.836	2/15/2008	2,997,234
3,500,000	CNH Equipment Trust ‡	4.400	5/16/2011	3,535,035
1,845,722	Countrywide Asset-Backed Certificates ‡«	5.549	4/25/2036	1,805,548
2,269,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	2,268,735
2,000,000	Countrywide Home Loans Asset-Backed Securities ~«	6.085	6/25/2021	1,606,280
1,500,000	CPL Transition Funding, LLC ‡	5.560	1/15/2012	1,550,937
80,029	CPS Auto Trust ‡«	4.520	3/15/2010	80,117
2,500,000	Credit Acceptance Auto Dealer Loan Trust ~≤ «	5.320	10/15/2012	2,533,620
2,000,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	2,002,962
2,227,964	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	2,252,460
3,000,000	DaimlerChrysler Auto Trust ~	5.000	2/8/2012	3,075,714
1,500,000	DaimlerChrysler Master Owner Trust †‡	4.286	2/15/2008	1,500,213
2,127,567	Drive Auto Receivables Trust ‡≤ «	5.300	7/15/2011	2,127,357
2,719,992	Federal Home Loan Mortgage Corporation ±†	3.416	2/25/2008	2,678,767
86,028	First Franklin Mortgage Loan Asset-Backed Certificates ≤	5.500	3/25/2036	79,785
684,081	First Horizon ABS Trust †«	3.506	2/25/2008	580,458
1,500,000	Ford Credit Auto Owner Trust ‡	5.150	11/15/2011	1,538,440
408,144	GE Commercial Loan Trust †≤	3.954	4/19/2008	405,634
1,500,000	GE Dealer Floorplan Master Note Trust †~	3.974	2/20/2008	1,500,646
463,558	GE Equipment Small Ticket, LLC ‡≤	4.380	7/22/2009	465,335
3,000,000	GMAC Mortgage Corporation Loan Trust †~«	3.446	2/25/2008	2,984,673
1,500,000	GMAC Mortgage Corporation Loan Trust ±†‡«	3.466	2/25/2008	1,494,496
850,916	GMAC Mortgage Corporation Loan Trust †~«	3.476	2/25/2008	808,073
2,500,000	GMAC Mortgage Corporation Loan Trust ±«	5.750	10/25/2036	2,226,558
3,500,000	Harley Davidson Motorcycle Trust ±†	4.586	2/15/2008	3,474,506
1,500,000	Harley Davidson Motorcycle Trust ±	5.240	1/15/2012	1,519,140
622,431	Harley Davidson Motorcycle Trust ‡	3.200	5/15/2012	621,489
3,500,000	Household Home Equity Loan Trust ‡	5.320	3/20/2036	3,485,850
2,000,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	1,990,848
147,036	John Deere Owner Trust ~	3.980	6/15/2009	147,187
3,500,000	Merna Re, Ltd. †‡≤	6.580	3/31/2008	3,458,000
3,000,000	Mortgage Equity Conversion Asset Trust †≤	3.730	2/25/2008	2,880,000
3,000,000	Mortgage Equity Conversion Asset Trust †≤	3.750	2/25/2008	2,880,000
616,649	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	619,595
3,000,000	Nissan Auto Receivables Owner Trust ‡	5.030	5/16/2011	3,073,857
3,500,000	Nissan Auto Receivables Owner Trust	4.280	7/15/2013	3,496,927
167,282	Nomura Asset Acceptance Corporation †‡	3.516	2/25/2008	158,994
626,006	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	628,618
140,535	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	139,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Asset-Backed Securities — continued
$2,000,000	Renaissance Home Equity Loan Trust	5.608%	5/25/2036	$2,006,284
579,012	Residential Asset Securities Corporation	5.010	4/25/2033	559,394
3,000,000	Santander Drive Auto Receivables Trust «	5.050	9/15/2011	2,978,430
311,334	SLM Student Loan Trust †	3.341	4/25/2008	311,414
1,500,000	Textron Financial Floorplan Master Note Trust †≤	4.439	2/13/2008	1,500,172
977,254	USAA Auto Owner Trust	4.830	4/15/2010	981,809
4,000,000	USAA Auto Owner Trust	4.500	10/15/2013	4,031,432
1,330,542	Wachovia Asset Securitization, Inc. †≤ «	3.516	2/25/2008	1,152,037
3,000,000	Wachovia Auto Loan Owner Trust ≤	5.230	8/22/2011	3,033,738
4,000,000	Washington Mutual Master Note Trust †≤	4.266	2/15/2008	3,958,056

	Total Asset-Backed Securities			119,646,410

Basic Materials (0.3%)
1,000,000	Lubrizol Corporation ‡	4.625	10/1/2009	1,011,359
500,000	Monsanto Company	4.000	5/15/2008	500,762

	Total Basic Materials			1,512,121

Capital Goods (1.4%)
500,000	Caterpillar Financial Services Corporation ‡	4.850	12/7/2012	511,465
1,450,000	Goodrich Corporation ‡	7.500	4/15/2008	1,460,282
1,000,000	John Deere Capital Corporation ±	4.400	7/15/2009	1,014,107
800,000	John Deere Capital Corporation ~	5.350	1/17/2012	835,330
1,000,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	1,008,694
1,600,000	Textron Financial Corporation	5.125	11/1/2010	1,645,318

	Total Capital Goods			6,475,196

Collateralized Mortgage Obligations (9.3%)
1,184,376	Banc of America Mortgage Securities, Inc. ‡	4.803	9/25/2035	1,197,040
1,562,557	Bear Stearns Adjustable Rate Mortgage Trust ‡	4.625	8/25/2010	1,561,690
1,767,459	Chase Mortgage Finance Corporation ‡	4.576	2/25/2037	1,780,436
3,640	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	3,634
1,827,810	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	1,838,966
1,695,661	Countrywide Home Loans, Inc. ‡	5.357	3/20/2036	1,615,887
1,778,841	Countrywide Home Loans, Inc. ‡	5.845	9/20/2036	1,671,322
2,656,938	Deutsche Alt-A Securities, Inc. †~	5.633	2/25/2008	2,473,599
1,465,414	HomeBanc Mortgage Trust ±	5.993	4/25/2037	1,486,350
556,463	Impac CMB Trust ±†	3.696	2/25/2008	530,947
2,793,480	J.P. Morgan Alternative Loan Trust	5.796	3/25/2036	2,657,663
2,643,236	J.P. Morgan Mortgage Trust ±	5.005	7/25/2035	2,667,654
2,490,905	Merrill Lynch Mortgage Investors, Inc.	4.875	6/25/2035	2,521,122
1,371,392	Residential Accredit Loans, Inc.	5.602	9/25/2035	1,301,813
1,135,267	Thornburg Mortgage Securities Trust †	3.486	2/25/2008	1,093,265
1,410,843	Wachovia Mortgage Loan Trust, LLC	5.563	5/20/2036	1,442,150
2,983,235	Washington Mutual Alternative Loan Trust †	5.412	2/25/2008	2,710,083
2,085,921	Washington Mutual Alternative Loan Trust †	5.246	2/25/2008	1,938,603
944,377	Washington Mutual Mortgage Pass-Through Certificates †	3.666	2/25/2008	883,904
2,221,859	Washington Mutual Mortgage Pass-Through Certificates †	5.542	2/25/2008	2,059,038
954,313	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	960,328
2,624,697	Washington Mutual, Inc. †	5.402	2/25/2008	2,420,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Collateralized Mortgage Obligations — continued
$2,677,759	Washington Mutual, Inc. †	5.482%	2/25/2008	$2,476,090
3,500,000	Wells Fargo Mortgage Backed Securities Trust	3.540	9/25/2034	3,508,578
596,256	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	595,548
726,003	Wells Fargo Mortgage Backed Securities Trust	5.093	3/25/2036	728,970

	Total Collateralized Mortgage Obligations			44,125,143

Commercial Mortgage-Backed Securities (12.4%)
2,145,053	American Home Mortgage Assets †‡	5.708	2/25/2008	2,014,381
2,600,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	2,592,327
581,452	Banc of America Commercial Mortgage, Inc. ‡	4.037	11/10/2039	577,420
3,000,000	Banc of America Large Loan Trust †~≤	4.346	2/15/2008	2,877,408
3,000,000	Banc of America Large Loan Trust †‡≤	4.446	2/15/2008	2,932,011
2,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	4.386	2/15/2008	1,921,186
4,190,000	Bear Stearns Commercial Mortgage Securities, Inc. ~	3.869	2/11/2041	4,156,614
3,691,208	Bear Stearns Commercial Mortgage Securities, Inc. ‡	5.422	9/11/2042	3,706,191
45,033	Commercial Mortgage Pass-Through Certificates †≤	4.336	2/15/2008	44,975
1,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.366	2/15/2008	963,768
3,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	4.416	2/15/2008	2,879,331
1,500,000	Credit Suisse Mortgage Capital Certificates †‡≤	4.406	2/15/2008	1,446,206
2,500,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	2,531,700
227,421	Federal Home Loan Mortgage Corporation Multifamily
	Structured Pass Through ‡	5.487	4/25/2010	229,916
1,098,568	General Electric Commercial Mortgage Corporation ‡	4.591	7/10/2045	1,093,581
1,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	4.302	1/15/2038	1,466,708
713,805	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	2.790	1/12/2039	702,272
4,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.198	12/15/2044	4,000,408
79,871	LB-UBS Commercial Mortgage Trust ±	3.323	3/15/2027	79,618
4,000,000	LB-UBS Commercial Mortgage Trust ‡	4.207	11/15/2027	3,984,464
3,500,000	LB-UBS Commercial Mortgage Trust	4.567	6/15/2029	3,496,804
2,500,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	2,482,740
997,154	LB-UBS Commercial Mortgage Trust ~	4.741	9/15/2040	996,312
4,000,000	TIAA Real Estate CDO, Ltd.	5.816	8/15/2039	4,036,572
3,750,000	Wachovia Bank Commercial Mortgage Trust	3.894	11/15/2035	3,724,451
2,750,000	Wachovia Bank Commercial Mortgage Trust	3.958	12/15/2035	2,732,425
1,025,483	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	1,009,348

	Total Commercial Mortgage-Backed Securities			58,679,137

Communications Services (3.5%)
1,200,000	Ameritech Capital Funding Corporation	6.250	5/18/2009	1,248,246
750,000	AT&T, Inc.	4.950	1/15/2013	767,897
1,000,000	British Telecom plc ‡	8.625	12/15/2010	1,114,697
1,400,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	1,417,156
900,000	Comcast Cable Communications, LLC ‡	6.875	6/15/2009	931,985
750,000	Cox Communications, Inc. ‡	7.875	8/15/2009	790,204
600,000	Cox Communications, Inc. ‡	4.625	1/15/2010	601,745
1,050,000	GTE Corporation ‡	7.510	4/1/2009	1,089,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Communications Services — continued
$845,000	News America Holdings, Inc.	7.375%	10/17/2008	$864,989
500,000	Qwest Corporation	5.625	11/15/2008	497,500
1,120,000	Rogers Cable, Inc.	7.875	5/1/2012	1,241,187
1,000,000	SBC Communications, Inc.	4.125	9/15/2009	1,003,183
1,000,000	Sprint Capital Corporation	6.125	11/15/2008	998,896
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	994,529
600,000	Telecom Italia Capital SA	6.200	7/18/2011	625,314
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	499,400
1,100,000	Time Warner Cable, Inc.	5.400	7/2/2012	1,116,858
1,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	1,015,730

	Total Communications Services			16,819,477

Consumer Cyclical (2.8%)
1,300,000	CVS Caremark Corporation †‡	5.441	3/1/2008	1,269,966
1,200,000	CVS Corporation ‡	4.000	9/15/2009	1,197,506
900,000	D.R. Horton, Inc. ±	8.000	2/1/2009	884,250
1,000,000	DaimlerChrysler North American Holdings Corporation †‡	5.441	2/1/2008	998,229
750,000	Ford Motor Credit Company ~	6.625	6/16/2008	748,606
900,000	May Department Stores Company	4.800	7/15/2009	902,994
1,200,000	Nissan Motor Acceptance Corporation	4.625	3/8/2010	1,232,044
633,000	Ryland Group, Inc.	5.375	6/1/2008	631,762
1,711,048	SLM Private Credit Student Loan Trust †	5.001	3/15/2008	1,707,799
1,300,000	Walmart Stores, Inc.	4.125	2/15/2011	1,318,213
2,600,000	Walt Disney Company †~	4.125	4/16/2008	2,577,468

	Total Consumer Cyclical			13,468,837

Consumer Non-Cyclical (3.0%)
700,000	Abbott Laboratories ‡	5.150	11/30/2012	737,727
625,000	AstraZeneca plc	5.400	9/15/2012	659,680
1,000,000	Baxter International, Inc. ±	5.196	2/16/2008	1,000,043
1,600,000	Bunge Limited Finance Corporation ‡	4.375	12/15/2008	1,608,731
1,500,000	Cadbury Schweppes plc ±‡≤	3.875	10/1/2008	1,503,759
1,000,000	Cargill, Inc. ~≤	5.200	1/22/2013	1,008,238
890,000	Fortune Brands, Inc. ±‡	5.125	1/15/2011	891,337
1,500,000	General Mills, Inc. ‡	6.378	10/15/2008	1,525,506
1,250,000	Kellogg Company	5.125	12/3/2012	1,291,150
825,000	Kroger Company	6.375	3/1/2008	826,135
1,200,000	Miller Brewing Company ‡≤	4.250	8/15/2008	1,204,680
650,000	PepsiCo, Inc.	4.650	2/15/2013	674,792
400,000	Safeway, Inc.	6.500	11/15/2008	406,564
700,000	Wyeth	4.375	3/1/2008	698,604

	Total Consumer Non-Cyclical			14,036,946

Energy (1.5%)
500,000	Enterprise Products Operating, LP ~	4.625	10/15/2009	505,939
1,175,000	KeySpan Corporation ±	4.900	5/16/2008	1,176,728
1,000,000	Oneok, Inc.	5.510	2/16/2008	1,000,110
900,000	Premcor Refining Group, Inc.	6.125	5/1/2011	960,508
625,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ≤	5.832	9/30/2016	621,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Energy — continued
$1,600,000	Sempra Energy	7.950%	3/1/2010	$1,732,147
650,000	Transocean, Inc.	5.250	3/15/2013	670,300
650,000	Western Oil Sands, Inc.	8.375	5/1/2012	737,829

	Total Energy			7,404,749

Financials (13.9%)
750,000	Abbey National plc >‡	6.700	6/15/2008	738,692
1,000,000	American Express Centurion Bank ‡	5.200	11/26/2010	1,027,075
1,700,000	American Express Credit Corporation †‡	4.720	2/4/2008	1,655,792
1,300,000	American Express Credit Corporation †‡	4.811	2/4/2008	1,269,169
1,700,000	Bank of New York Capital I ‡	7.970	12/31/2026	1,760,979
1,600,000	Bank of New York Mellon Corporation ‡	4.950	11/1/2012	1,640,421
1,000,000	Capital One Bank ±	4.875	5/15/2008	997,881
850,000	Capmark Financial Group, Inc. ‡≤	5.875	5/10/2012	621,852
1,100,000	CIT Group, Inc. ‡	5.200	11/3/2010	1,070,288
500,000	CIT Group, Inc. ‡	7.625	11/30/2012	493,027
300,000	Corestates Capital Trust I ‡≤	8.000	12/15/2026	310,788
1,750,000	Countrywide Financial Corporation, Convertible †~≤	0.758	4/15/2008	1,596,700
900,000	Credit Suisse First Boston USA, Inc. †‡	5.276	3/10/2008	900,913
600,000	Developers Diversified Realty Corporation ~	4.625	8/1/2010	579,709
1,000,000	Donaldson, Lufkin & Jenrette, Inc. ‡	6.500	4/1/2008	1,004,123
500,000	First Chicago Corporation ~	6.375	1/30/2009	514,745
1,600,000	First Union Corporation ±	6.300	4/15/2008	1,604,600
900,000	General Electric Capital Corporation ‡	5.200	2/1/2011	940,684
1,200,000	General Motors Acceptance Corporation, LLC ‡	6.875	8/28/2012	1,018,859
3,500,000	Goldman Sachs Group, Inc. †~	4.964	3/25/2008	3,452,732
900,000	Goldman Sachs Group, Inc. ‡	4.500	6/15/2010	917,726
2,500,000	Goldman Sachs Group, Inc., Convertible ‡	1.000	1/31/2015	2,496,675
900,000	Hartford Financial Services Group, Inc. ±	5.550	8/16/2008	908,181
950,000	International Lease Finance Corporation ±	5.750	6/15/2011	983,582
750,000	iSTAR Financial, Inc. ±	4.875	1/15/2009	734,416
600,000	iSTAR Financial, Inc. ±	5.125	4/1/2011	533,413
705,000	J.P. Morgan Chase & Company	5.600	6/1/2011	736,088
900,000	John Hancock Global Funding II ‡	3.750	9/30/2008	902,679
1,000,000	KeyCorp ±	4.700	5/21/2009	1,008,125
1,500,000	Lehman Brothers Holdings E-Capital Trust I ±†	5.685	2/19/2008	1,184,628
1,000,000	Lehman Brothers Holdings, Inc. ‡	3.500	8/7/2008	993,219
800,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	796,730
550,000	Lincoln National Corporation	5.650	8/27/2012	573,891
3,500,000	Merrill Lynch & Company, Inc. †~	5.098	2/5/2008	3,388,840
1,500,000	Mizuho Preferred Capital Company, LLC ±≤	8.790	6/30/2008	1,518,394
500,000	Monumental Global Funding II ~≤	3.850	3/3/2008	499,995
3,500,000	Morgan Stanley †~	4.538	4/15/2008	3,440,930
650,000	Morgan Stanley *	5.250	11/2/2012	663,235
600,000	Morgan Stanley Dean Witter & Company ~	6.750	4/15/2011	638,367
2,500,000	Morgan Stanley, Convertible	1.000	1/28/2015	2,532,775
2,700,000	Nations Bank Capital Trust IV ~	8.250	4/15/2027	2,809,390
1,100,000	Pacific Life Global Funding ≤	3.750	1/15/2009	1,100,639
1,000,000	Premium Asset Trust †≤	4.408	4/15/2008	1,001,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Financials — continued
$600,000	Pricoa Global Funding I ≤	4.350%	6/15/2008	$600,953
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,017,831
450,000	Residential Capital Corporation	7.500	2/22/2011	281,250
1,700,000	Simon Property Group, LP	4.600	6/15/2010	1,698,405
1,000,000	SLM Corporation	4.000	1/15/2009	966,024
1,000,000	State Street Capitol Trust II	8.250	3/15/2011	1,005,000
775,000	Tokai Preferred Capital Company, LLC ≤	9.980	6/30/2008	787,285
1,000,000	UnitedHealth Group, Inc. ≤	5.500	11/15/2012	1,036,840
600,000	UnumProvident Corporation	5.997	5/15/2008	603,197
300,000	Wachovia Capital Trust III	5.800	3/15/2011	237,000
600,000	Wachovia Corporation	6.375	2/1/2009	609,811
700,000	Wachovia Corporation	6.150	3/15/2009	710,706
600,000	Washington Mutual Preferred Funding II ≤	6.895	6/15/2012	411,000
1,000,000	Washington Mutual, Inc.	4.000	1/15/2009	950,899
1,000,000	Wells Fargo & Company †	5.091	3/17/2008	997,451
325,000	Wells Fargo & Company	4.375	1/31/2013	324,913

	Total Financials			65,800,915

Foreign (0.7%)
2,500,000	Corporacion Andina de Fomento	5.750	1/12/2017	2,439,275
725,000	Korea Development Bank	5.300	1/17/2013	737,685

	Total Foreign			3,176,960

Mortgage-Backed Securities (6.8%)
3,985,746	Federal National Mortgage Association ‡	6.000	8/1/2024	4,103,561
7,000,000	Federal National Mortgage Association Conventional 30-Yr.
	Pass-Through §	6.000	2/1/2038	7,181,566
20,000,000	Federal National Mortgage Association Conventional 30-Yr.
	Pass-Through §	6.500	2/1/2038	20,756,250

	Total Mortgage-Backed Securities			32,041,377

Technology (0.5%)
1,000,000	International Business Machines Corporation ±	4.950	3/22/2011	1,034,911
300,000	Sun Microsystems, Inc.	7.650	8/15/2009	314,638
900,000	Xerox Corporation	5.500	5/15/2012	918,556

	Total Technology			2,268,105

Transportation (1.5%)
625,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	621,875
700,000	FedEx Corporation ‡	3.500	4/1/2009	698,900
1,400,000	Norfolk Southern Corporation ‡	6.200	4/15/2009	1,444,330
1,085,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	1,071,438
2,200,000	Petro Stopping Centers, LP/Petro Financial Corporation	9.000	2/15/2012	2,282,500
500,000	Union Pacific Corporation	6.125	1/15/2012	532,237
400,000	Union Pacific Corporation	5.450	1/31/2013	412,828

	Total Transportation			7,064,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

U.S. Government (13.4%)
$10,300,000	Federal Home Loan Bank *	4.250%	11/20/2009	$10,579,892
4,000,000	Federal Home Loan Bank *	3.750	1/8/2010	4,077,708
3,000,000	Federal Home Loan Bank ‡	4.875	2/9/2010	3,125,943
4,000,000	Federal Home Loan Bank ~	3.625	12/17/2010	4,070,124
4,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	4,216,232
1,000,000	Federal Home Loan Mortgage Corporation ‡	4.625	8/15/2008	1,009,758
2,000,000	Federal Home Loan Mortgage Corporation ‡	4.750	11/3/2009	2,070,246
8,500,000	Federal Home Loan Mortgage Corporation *	4.125	11/30/2009	8,715,024
1,000,000	Federal National Mortgage Association ‡	3.875	7/15/2008	1,005,320
1,500,000	Federal National Mortgage Association ‡	4.000	9/2/2008	1,510,641
7,500,000	Federal National Mortgage Association *	3.875	12/10/2009	7,656,908
2,000,000	Federal National Mortgage Association *‡	5.300	2/22/2011	2,001,648
2,500,000	Federal National Mortgage Association ‡	5.125	4/15/2011	2,658,415
10,033,200	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	10,697,900

	Total U.S. Government			63,395,759

Utilities (2.5%)
1,300,000	Carolina Power & Light, Inc. ±‡	5.950	3/1/2009	1,331,574
1,000,000	CenterPoint Energy, Inc. ±‡	5.875	6/1/2008	1,003,197
375,000	Cleveland Electric Illuminating Company ‡≤	7.430	11/1/2009	395,932
1,500,000	Commonwealth Edison Company	3.700	2/1/2008	1,500,000
1,400,000	Dominion Resources, Inc. ‡	4.125	2/15/2008	1,399,340
325,000	DPL, Inc. ~≤	6.250	5/15/2008	326,671
900,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	920,565
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	499,641
297,267	Power Receivables Finance, LLC ≤	6.290	1/1/2012	314,954
239,000	Texas-New Mexico Power Company	6.125	6/1/2008	239,159
1,000,000	Virginia Electric & Power Company	4.500	12/15/2010	1,021,026
640,000	Virginia Electric and Power Company	5.100	11/30/2012	660,431
2,100,000	Yorkshire Power Finance, Ltd.	6.496	2/25/2008	2,101,147

	Total Utilities			11,713,637

	Total Long-Term Fixed Income (cost $467,616,026)			467,628,877

Shares	Preferred Stock/Equity-Linked Securities (0.6%)			Value

25,125	Allegro Investment Corporation SA TGT, Convertible #¿≤			$1,278,267
9,500	Federal Home Loan Mortgage Corporation #			255,075
48,400	Federal National Mortgage Association #			1,278,728

	Total Preferred Stock/Equity-Linked Securities
	(cost $2,705,151)			2,812,070

		Strike	Expiration
Contracts	Options Purchased (0.2%)	Price	Date	Value

410	Call on U.S. Treasury Bond Futures	$115.50	5/23/2008	$896,875
155	Call on U.S. Treasury Bond Futures	120.50	5/23/2008	89,610

	Total Options Purchased (cost $1,701,070)			986,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.3%)	Rate (+)	Date	Value

48,625,125	Thrivent Financial Securities Lending Trust	4.140%	N/A	$48,625,125

	Total Collateral Held for Securities Loaned
	(cost $48,625,125)			48,625,125

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.6%)	Rate (+)	Date	Value

$3,000,000	Sheffield Receivables Corporation	3.600%	2/1/2008	$3,000,000
23,520,870	Thrivent Money Market Fund	4.350	N/A	23,520,870

	Total Short-Term Investments (at amortized cost)			26,520,870

	Total Investments (cost $547,168,242) 115.4%			$546,573,427

	Other Assets and Liabilities, Net (15.4%)			(72,885,921)

	Total Net Assets 100.0%			$473,687,506

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	200	March 2008	$42,128,658	$42,643,752	$515,094
5-Yr. U.S. Treasury Bond Futures	(60)	March 2008	(6,563,567)	(6,780,000)	(216,433)
10-Yr. U.S. Treasury Bond Futures	(415)	March 2008	(46,870,659)	(48,438,281)	(1,567,622)
20-Yr. U.S. Treasury Bond Futures	(30)	March 2008	(3,554,096)	(3,579,375)	(25,279)
EURO Foreign Exchange
Currency Futures	(6)	March 2008	(1,101,120)	(1,114,425)	(13,305)
Total Futures					($1,307,545)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2008 (unaudited)

				Notional
	Fund	Fund	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Value	Gain/(Loss)

Credit Default Swaps
LCDX, N.A. Index Series 8,	N/A	N/A	Sell	June 2012	$1,666,000	$127,533	($138,312)
5 Year, at 1.20%;
Bank of America, N.A.
LCDX, N.A. Index Series 8,	N/A	N/A	Sell	June 2012	1,666,000	127,533	(136,965)
5 Year, at 1.20%;
J.P. Morgan Chase and Co.
Interest Rate Swaps
Bank of America, N.A.,
2 Year	5.275%	3 Month LIBOR	N/A	May 2009	11,000,000	347,229	347,229
Bank of America, N.A.,
2 Year	5.306	3 Month LIBOR	N/A	June 2009	15,000,000	491,700	491,700
Total Swaps							$563,652

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At January 31, 2008, $1,004,123 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $112,812,308 and $37,874,937 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

≤  Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2008, the value of these investments was $60,837,356 or 12.8% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,606,152
Gross unrealized depreciation	(6,011,337)

Net unrealized appreciation (depreciation)	($594,815)
Cost for federal income tax purposes	$547,168,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Money Market Fund
Schedule of Investments as of January 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Certificates of Deposit (2.2%)	Rate (+)	Date	Value

$13,530,000	BNP Paribas New York	4.270%	5/12/2008	$13,540,027
5,500,000	Deutsche Bank AG	5.410	6/9/2008	5,500,000
16,870,000	Royal Bank of Scotland plc NY	4.990	3/26/2008	16,870,000

	Total Certificates of Deposit			35,910,027

Principal		Interest	Maturity
Amount	Commercial Paper (63.3%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (1.2%)
$20,220,000	GOVCO, Inc. «	4.620%	6/24/2008	$19,846,334

	Total Asset-Backed Commercial Paper			19,846,334

Banking — Domestic (9.4%)
6,740,000	Barclays US Funding Corporation	4.675	5/29/2008	6,636,719
10,055,000	Barclays US Funding Corporation	3.005	7/23/2008	9,909,799
16,800,000	Central America Bank «	5.100	4/15/2008	16,623,880
10,150,000	Societe Generale North American	3.270	4/24/2008	10,073,477
16,890,000	Societe Generale North American	3.320	6/27/2008	16,661,028
16,900,000	Societe Generale North American	3.670	7/17/2008	16,612,282
10,200,000	UBS Finance Corporation	5.460	2/6/2008	10,192,265
10,150,000	UBS Finance Corporation	5.335	2/19/2008	10,122,925
10,070,000	UBS Finance Corporation	5.295	2/27/2008	10,031,491
10,100,000	UBS Finance Corporation	5.315	2/29/2008	10,058,247
6,770,000	UBS Finance Corporation	5.250	3/17/2008	6,725,572
3,040,000	UBS Finance Corporation	4.320	5/15/2008	3,002,061
13,520,000	Variable Funding Capital Company, LLC «	4.880	2/13/2008	13,498,007
10,100,000	Variable Funding Capital Company, LLC «	4.870	2/20/2008	10,074,041

	Total Banking — Domestic			150,221,794

Banking — Foreign (5.5%)
13,515,000	Bank of Ireland	4.600	3/31/2008	13,413,112
13,530,000	Bank of Ireland	4.170	5/12/2008	13,371,710
9,680,000	Bank of Scotland plc	4.800	3/25/2008	9,611,595
13,600,000	DnB NORBank ASA	4.790	2/25/2008	13,556,571
6,750,000	DnB NORBank ASA	4.950	4/17/2008	6,679,462
21,600,000	DnB NORBank ASA	4.668	5/2/2008	21,345,104
10,130,000	ICICI Bank, Ltd. «	4.950	7/7/2008	9,911,318

	Total Banking — Foreign			87,888,872

Brokerage (1.1%)
16,870,000	Morgan Stanley	5.410	3/17/2008	16,755,917

	Total Brokerage			16,755,917

Consumer Non-Cyclical (0.8%)
13,410,000	Nestle Capital Corporation	5.140	2/14/2008	13,385,110

	Total Consumer Non-Cyclical			13,385,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Money Market Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (63.3%)	Rate (+)	Date	Value

Finance (29.7%)
$18,179,000	Bryant Park Funding, LLC «	5.300%	2/21/2008	$18,125,473
16,974,000	Bryant Park Funding, LLC «	5.120	3/17/2008	16,865,366
20,400,000	Charta, LLC «	4.820	2/25/2008	20,334,448
10,120,000	Falcon Asset Securitization Corporation «	3.810	4/18/2008	10,037,530
13,520,000	Falcon Asset Securitization Corporation «	3.150	4/29/2008	13,415,896
20,250,000	Grampian Funding, LLC «	5.100	2/11/2008	20,221,312
10,160,000	Grampian Funding, LLC «	4.740	4/4/2008	10,075,722
13,520,000	Grampian Funding, LLC «	5.120	4/7/2008	13,393,092
13,450,000	Jupiter Security Corporation, LLC «	3.600	2/25/2008	13,417,720
16,750,000	Kitty Hawk Funding Corporation «	5.200	2/19/2008	16,706,450
14,850,000	Kitty Hawk Funding Corporation «	4.900	2/27/2008	14,797,448
5,199,000	Kitty Hawk Funding Corporation «	5.400	3/19/2008	5,162,347
10,820,000	Long Lane Master Trust IV «	4.110	4/25/2008	10,716,236
20,400,000	Nieuw Amsterdam Receivables Corporation «	4.840	2/15/2008	20,361,603
13,600,000	Nieuw Amsterdam Receivables Corporation «	4.770	2/29/2008	13,549,544
10,140,000	Old Line Funding, LLC «	3.320	3/14/2008	10,100,724
20,100,000	Old Line Funding, LLC «	5.050	3/19/2008	19,967,479
13,500,000	Old Line Funding, LLC «	5.500	2/27/2008	13,446,375
13,450,000	Park Avenue Receivables Corporation «	3.550	3/7/2008	13,403,579
10,055,000	Park Avenue Receivables Corporation «	3.250	4/22/2008	9,981,473
16,800,000	Ranger Funding Company, LLC «	5.000	2/21/2008	16,753,333
20,200,000	Ranger Funding Company, LLC «	5.190	3/18/2008	20,066,041
5,834,000	Ranger Funding Company, LLC «	5.200	4/8/2008	5,777,540
20,250,000	Sheffield Receivables Corporation «	5.300	3/12/2008	20,130,750
13,530,000	Solitaire Funding, LLC «	4.250	4/11/2008	13,418,190
8,806,000	Thames Asset Global Securitization, Inc. «	5.800	3/12/2008	8,749,250
13,550,000	Thames Asset Global Securitization, Inc. «	5.150	3/14/2008	13,468,587
16,890,000	Thames Asset Global Securitization, Inc. «	5.250	4/4/2008	16,734,823
10,140,000	Thames Asset Global Securitization, Inc. «	4.500	4/7/2008	10,056,345
3,032,000	Three Pillars, Inc. «	3.350	2/14/2008	3,028,332
13,512,000	Thunder Bay Funding, Inc. «	3.600	3/7/2008	13,464,708
20,288,000	Thunder Bay Funding, Inc. «	5.350	4/21/2008	20,046,798
13,560,000	Victory Receivables Corporation «	4.860	2/8/2008	13,547,186
13,450,000	Victory Receivables Corporation «	3.700	2/22/2008	13,420,970

	Total Finance			472,742,670

Insurance (15.6%)
16,910,000	Aquinas Funding, LLC «	5.700	3/28/2008	16,760,065
12,180,000	Aquinas Funding, LLC «	5.120	4/4/2008	12,070,868
2,000,000	Cooperative Association of Tractor Dealers, Inc. «	5.400	2/6/2008	1,998,500
2,070,000	Cooperative Association of Tractor Dealers, Inc. «	5.200	2/8/2008	2,067,907
7,570,000	Cooperative Association of Tractor Dealers, Inc. «	5.200	2/12/2008	7,557,972
6,755,000	Cooperative Association of Tractor Dealers, Inc. «	5.200	3/19/2008	6,709,141
5,699,000	Cooperative Association of Tractor Dealers, Inc. «	5.150	3/28/2008	5,653,344
5,143,000	Cooperative Association of Tractor Dealers, Inc. «	5.900	5/28/2008	5,044,383
3,523,000	Cooperative Association of Tractor Dealers, Inc. «	5.900	5/30/2008	3,454,292
2,107,000	Cooperative Association of Tractor Dealers, Inc. «	5.500	6/25/2008	2,060,324
5,645,000	Cooperative Association of Tractor Dealers, Inc. «	4.650	6/30/2008	5,535,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Money Market Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (63.3%)	Rate (+)	Date	Value

Insurance — continued
$2,000,000	Curzon Funding, LLC «	5.100%	3/4/2008	$1,990,933
13,530,000	Curzon Funding, LLC «	4.205	4/15/2008	13,413,052
10,200,000	Curzon Funding, LLC «	4.850	4/24/2008	10,085,944
3,380,000	Curzon Funding, LLC «	4.700	4/29/2008	3,341,168
20,240,000	Curzon Funding, LLC «	3.780	7/18/2008	19,882,966
10,120,000	Monument Gardens, LLC «	5.100	3/18/2008	10,054,052
10,138,000	Monument Gardens, LLC «	4.780	4/28/2008	10,020,889
10,150,000	Nyala Funding, LLC «	5.100	3/25/2008	10,073,791
20,260,000	Nyala Funding, LLC «	5.300	3/26/2008	20,098,933
13,515,000	Nyala Funding, LLC «	5.100	4/15/2008	13,373,317
6,800,000	Perry III Funding «	6.500	2/6/2008	6,793,861
16,585,000	Perry III Funding «	6.500	2/14/2008	16,546,071
10,440,000	Perry III Funding «	6.500	2/20/2008	10,404,185
16,910,000	Swiss RE Financial Products Company	5.250	3/11/2008	16,813,824
16,920,000	Swiss Reinsurance Company	2.950	7/28/2008	16,673,203

	Total Insurance			248,478,613

	Total Commercial Paper			1,009,319,310

		Interest	Maturity
Shares	Other (7.4%)	Rate (+)	Date	Value

27,028,000	Barclays Prime Money Market Fund	4.250%	N/A	$27,028,000
27,220,000	Merrill Lynch Institutional Money Market Fund	4.290	N/A	27,220,000
63,518,000	Primary Fund Institutional Class	4.530	N/A	63,518,000

	Total Other			117,766,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (29.3%) †	Rate (+)	Date	Value

Banking — Domestic (6.9%)
$9,250,000	Bank of New York Company, Inc.	4.411%	2/11/2008	$9,250,000
7,400,000	Bank of New York Company, Inc.	3.345	2/27/2008	7,400,364
18,500,000	Fifth Third Bancorp	3.903	2/25/2008	18,500,000
8,830,000	HSBC USA, Inc.	4.246	2/15/2008	8,830,000
13,690,000	Rabobank Nederland NV/NY	4.849	2/15/2008	13,690,000
9,300,000	Royal Bank of Canada NY	4.621	2/1/2008	9,300,000
13,800,000	Svenska Handelsbanken AB	3.924	2/21/2008	13,800,000
10,130,000	Wachovia Bank	4.753	4/4/2008	10,130,000
19,225,000	Wells Fargo & Company	4.316	2/15/2008	19,225,000

	Total Banking — Domestic			110,125,364

Banking — Foreign (7.1%)
9,600,000	Bank of Ireland	3.944	2/20/2008	9,600,000
17,190,000	BNP Paribas SA	4.845	2/7/2008	17,190,000
10,950,000	BNP Paribas SA	3.285	2/26/2008	10,950,000
13,530,000	Deutsche Bank NY	4.753	3/25/2008	13,530,000
9,000,000	DnB NORBank ASA	3.376	2/25/2008	9,000,000
20,480,000	HBOS Treasury Services plc	4.530	2/7/2008	20,480,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Money Market Fund
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (29.3%) †	Rate (+)	Date	Value

Banking — Foreign — continued
$6,860,000	Royal Bank of Canada	4.510%	2/6/2008	$6,860,000
11,500,000	Royal Bank of Scotland plc	3.944	2/21/2008	11,500,000
13,680,000	Svenska Handelsbanken AB	4.289	2/13/2008	13,680,000

	Total Banking — Foreign			112,790,000

Basic Industry (1.3%)
20,620,000	BASF Finance Europe NV	3.884	4/21/2008	20,620,000

	Total Basic Industry			20,620,000

Brokerage (3.1%)
19,000,000	Goldman Sachs Group, Inc.	3.331	4/25/2008	19,000,000
6,000,000	Lehman Brothers Holdings, Inc.	4.732	4/2/2008	5,999,270
19,100,000	Merrill Lynch & Company, Inc.	4.980	2/22/2008	19,100,000
6,000,000	Merrill Lynch & Company, Inc.	3.914	2/25/2008	6,000,000

	Total Brokerage			50,099,270

Consumer Cyclical (2.1%)
13,760,000	American Honda Finance Corporation	5.111	3/11/2008	13,760,000
10,120,000	American Honda Finance Corporation	4.616	4/7/2008	10,141,910
10,150,000	American Honda Finance Corporation	5.008	2/5/2008	10,150,000

	Total Consumer Cyclical			34,051,910

Finance (4.2%)
6,020,000	Kordsa, Inc. «	3.180	2/7/2008	6,020,000
27,020,000	Union Hamilton Special Funding, LLC «	5.210	3/21/2008	27,020,000
33,730,000	Union Hamilton Special Funding, LLC «	5.143	3/28/2008	33,730,000

	Total Finance			66,770,000

Insurance (4.6%)
19,325,000	Allstate Life Global Funding II «	4.585	2/8/2008	19,325,000
19,225,000	Allstate Life Global Funding II «	4.296	2/15/2008	19,225,000
20,560,000	ING Verzekeringen NV	4.560	2/4/2008	20,560,000
13,500,000	MBIA Global Funding, LLC «	4.018	4/23/2008	13,500,000

	Total Insurance			72,610,000

	Total Variable Rate Notes			467,066,544

	Total Investments (at amortized cost) 102.2%			$1,630,061,881

	Other Assets and Liabilities, Net (2.2%)			(35,592,415)

	Total Net Assets 100.0%			$1,594,469,466

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

Cost for federal income tax purposes is $1,630,061,881.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

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142

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the three months ended January 31, 2008, in Money Market Fund, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	January 31, 2008	January 31, 2008	January 31, 2008

Aggressive Allocation	$ 5,177,999	$ 7,653,763	$12,831,762	—	$ —	$ 35,692
Moderately Aggressive
Allocation	34,776,744	6,353,138	41,129,882	—	—	122,713
Moderate Allocation	67,606,196	8,410,087	60,800,848	15,215,435	15,215,435	511,276
Moderately Conservative
Allocation	32,162,304	8,204,657	23,856,509	16,510,452	16,510,452	294,538
Technology	1,246,466	8,740,116	8,269,138	1,717,444	1,717,444	33,068
Partner Small Cap Growth	1,200,706	7,433,702	6,975,219	1,659,189	1,659,189	15,014
Partner Small Cap Value	4,123,694	13,089,980	12,161,893	5,051,781	5,051,781	56,965
Small Cap Stock	34,676,065	84,793,976	83,392,795	36,077,246	36,077,246	264,686
Small Cap Index	254,837	3,679,164	2,799,396	1,134,605	1,134,605	15,113
Mid Cap Growth	19,343,238	25,221,447	24,914,757	19,649,928	19,649,928	233,838
Partner Mid Cap Value	2,336,105	8,089,877	7,618,083	2,807,899	2,807,899	23,333
Mid Cap Stock	18,634,670	71,683,601	79,314,221	11,004,050	11,004,050	347,766

143

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued
		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	January 31, 2008	January 31, 2008	January 31, 2008

Mid Cap Index	$ 792,453	$ 4,868,090	$ 4,043,301	1,617,242	$ 1,617,242	$ 11,057
Mid Cap Index-I	803,792	990,858	1,585,006	209,644	209,644	3,427
Partner International Stock	3,750,651	32,164,676	34,136,302	1,779,025	1,779,025	36,991
Large Cap Growth	23,750,652	33,472,863	40,182,775	17,040,740	17,040,740	194,239
Large Cap Value	27,288,103	33,908,450	39,239,905	21,956,648	21,956,648	224,640
Large Cap Stock	4,615,730	39,790,700	36,422,576	7,983,854	7,983,854	75,424
Large Cap Index	2,178,690	2,238,655	3,502,278	915,067	915,067	15,371
Large Cap Index-I	840,619	2,356,763	2,239,360	958,022	958,022	7,561
Balanced	14,248,100	18,162,844	14,579,022	17,831,922	17,831,922	182,071
High Yield	10,283,074	60,147,472	55,405,102	15,025,444	15,025,444	210,501
Income	17,265,511	54,010,998	49,445,691	21,830,818	21,830,818	223,703
Core Bond	32,927,528	35,511,757	37,051,670	31,387,615	31,387,615	462,600
Limited Maturity Bond	28,229,455	47,675,804	52,384,389	23,520,870	23,520,870	322,420
Total Value and
Dividend Income	$388,513,382				$272,884,940	$3,924,007

A summary of transactions for the three months ended January 31, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

		Gross	Gross	Balance of
	Value	Purchases and	Sales and	Shares Held at	Value
Fund	October 31, 2007	Additions	Reductions	January 31, 2008	January 31, 2008

Technology	$ 3,005,900	$ 13,209,933	$ 8,585,233	7,630,600	$ 7,630,600
Partner Small Cap Growth	25,651,383	15,077,734	16,708,183	24,020,934	24,020,934
Partner Small Cap Value	38,943,138	28,083,718	29,694,990	37,331,866	37,331,866
Small Cap Stock	158,510,727	64,585,594	118,518,115	104,578,206	104,578,206
Small Cap Index	7,664,789	3,562,025	5,595,848	5,630,966	5,630,966
Mid Cap Growth	89,916,284	28,085,224	78,325,288	39,676,220	39,676,220
Partner Mid Cap Value	4,022,546	8,133,646	7,994,806	4,161,386	4,161,386
Mid Cap Stock	263,325,754	177,834,181	232,354,425	208,805,510	208,805,510
Mid Cap Index	5,297,773	4,856,139	4,563,220	5,590,692	5,590,692
Mid Cap Index-I	323,882	774,722	411,479	687,125	687,125
Partner International Stock	27,736,142	61,639,732	53,832,084	35,543,790	35,543,790
Large Cap Growth	43,016,898	49,206,383	69,366,831	22,856,450	22,856,450
Large Cap Value	75,833,378	223,177,087	177,822,278	121,188,187	121,188,187
Large Cap Stock	417,436,171	1,179,322,057	1,004,482,813	592,275,415	592,275,415
Large Cap Index	4,630,568	5,834,497	7,181,420	3,283,645	3,283,645
Large Cap Index-I	911,167	885,839	802,526	994,480	994,480
Balanced	39,692,963	28,692,959	38,823,018	29,562,904	29,562,904
High Yield	69,283,020	41,043,525	71,455,543	38,871,002	38,871,002
Income	58,963,653	51,744,389	49,478,913	61,229,129	61,229,129
Core Bond	28,870,709	26,046,852	27,913,148	27,004,413	27,004,413
Limited Maturity Bond	14,722,625	65,305,625	31,403,125	48,625,125	48,625,125
Total Value	$1,377,759,470				$1,419,548,045

144

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2008 (unaudited)

A summary of transactions for the Thrivent Allocation Funds for the three months ended January 31, 2008, in the following Thrivent Funds, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	January 31, 2008	January 31, 2008	January 31, 2008

Aggressive Allocation
Partner Small Cap Growth	$ 23,656,063	$ 3,634,827	$ 81,271	1,987,338	$ 22,576,160	$ —
Partner Small Cap Value	16,387,607	5,379,800	64,339	1,305,106	18,441,151	120,257
Small Cap Stock	28,805,358	6,883,285	101,588	1,793,346	27,940,335	—
Mid Cap Growth	14,357,962	2,854,338	678,964	815,176	12,953,145	—
Partner Mid Cap Value	12,785,858	3,777,220	50,794	1,298,659	14,376,155	136,808
Mid Cap Stock	28,154,410	7,818,815	101,588	1,954,546	28,868,644	151,483
Partner International Stock	83,475,862	13,906,382	5,770,811	5,784,951	72,080,485	1,768,520
Large Cap Growth	83,941,207	11,584,193	1,431,318	13,771,786	77,810,590	337,633
Large Cap Value	26,603,332	6,811,611	461,577	1,851,341	28,492,132	487,995
Large Cap Stock	37,033,043	7,738,855	491,225	1,438,498	35,674,756	503,305
High Yield	6,146,398	2,051,807	27,090	1,629,734	7,806,427	152,510
Income	20,745,356	1,566,666	3,182,305	2,253,459	19,176,939	267,753
Limited Maturity Bond	3,638,056	8,475,582	4,581,748	602,585	7,568,462	64,288
Money Market	5,177,999	7,653,763	12,831,762	—	—	35,692
Total Value and
Dividend Income	$390,908,511				$373,765,381	$ 4,026,244

Moderately Aggressive Allocation
Partner Small Cap Growth	28,021,999	4,878,601	11,449	2,413,976	27,422,770	—
Partner Small Cap Value	17,345,977	7,451,382	8,587	1,501,723	21,219,346	136,546
Small Cap Stock	36,342,259	9,560,951	15,265	2,323,431	36,199,062	—
Mid Cap Growth	14,516,628	5,317,551	6,679	990,188	15,734,085	—
Partner Mid Cap Value	12,943,571	3,095,324	5,725	1,261,926	13,969,520	130,844
Mid Cap Stock	35,768,035	10,525,112	15,265	2,532,573	37,406,106	193,330
Partner International Stock	131,867,007	21,159,573	11,173,706	8,938,651	111,375,586	2,748,887
Large Cap Growth	156,316,355	24,053,090	1,432,371	26,288,963	148,532,641	634,733
Large Cap Value	126,079,605	28,383,490	55,337	8,695,318	133,820,944	2,258,236
Large Cap Stock	134,579,715	29,000,681	55,337	5,334,277	132,290,073	1,838,298
Real Estate Securities	26,888,622	7,334,263	11,449	2,779,080	29,152,553	405,727
High Yield	17,443,177	26,481,187	17,174	8,832,278	42,306,609	703,905
Income	120,427,429	9,088,945	11,336,100	13,925,584	118,506,721	1,648,729
Limited Maturity Bond	35,165,854	17,122,832	13,517,980	3,097,469	38,904,212	478,533
Money Market	34,776,744	6,353,138	41,129,882	—	—	122,713
Total Value and
Dividend Income	$928,482,977				$906,840,228	$11,300,481

145

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued
		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	November 1, 2007 —
Fund	October 31, 2007	Additions	Reductions	January 31, 2008	January 31, 2008	January 31, 2008

Moderate Allocation
Partner Small Cap Growth	$ 12,738,369	$ 3,330,658	$ 5,411	1,188,903	$ 13,505,939	$ —
Partner Small Cap Value	7,873,970	5,528,135	4,510	821,671	11,610,218	72,510
Small Cap Stock	13,688,783	3,470,401	286,184	858,314	13,372,537	—
Mid Cap Growth	9,142,524	2,335,213	309,915	557,546	8,859,400	—
Partner Mid Cap Value	8,162,829	4,798,821	4,510	1,035,824	11,466,568	104,578
Mid Cap Stock	25,365,467	8,565,297	10,823	1,871,149	27,636,871	138,473
Partner International Stock	89,039,652	15,144,433	9,936,802	5,938,810	73,997,579	1,816,065
Large Cap Growth	125,248,551	24,291,100	921,267	21,977,232	124,171,364	514,304
Large Cap Value	85,137,182	24,336,929	37,880	6,202,640	95,458,629	1,561,742
Large Cap Stock	102,328,711	27,247,227	42,390	4,258,683	105,615,328	1,422,711
Real Estate Securities	27,497,973	8,752,134	11,725	2,963,285	31,084,864	422,445
High Yield	16,919,546	25,327,286	16,234	8,496,387	40,697,694	680,412
Income	165,062,022	15,540,620	4,885,314	20,698,818	176,146,936	2,308,642
Limited Maturity Bond	115,714,654	22,708,473	54,115	11,044,691	138,721,324	1,529,367
Money Market	67,606,196	8,410,087	60,800,848	15,215,435	15,215,435	511,276
Total Value and
Dividend Income	$871,526,429				$887,560,686	$11,082,525

Moderately Conservative Allocation
Small Cap Stock	9,460,435	4,490,618	1,309	721,748	11,244,827	—
Mid Cap Stock	6,162,563	3,569,953	906	544,616	8,043,983	38,714
Partner International Stock	19,441,529	3,713,542	3,339,779	1,249,665	15,570,824	374,929
Large Cap Growth	31,007,166	7,988,984	175,202	5,789,127	32,708,568	129,943
Large Cap Value	20,141,951	7,928,406	2,819	1,604,712	24,696,517	387,726
Large Cap Stock	24,428,984	8,405,689	3,121	1,090,265	27,038,564	349,430
Real Estate Securities	9,938,388	3,981,726	1,309	1,148,819	12,051,107	158,220
High Yield	6,431,169	6,084,315	1,409	2,510,685	12,026,179	213,085
Income	46,785,979	6,299,468	412,437	6,205,106	52,805,454	676,473
Limited Maturity Bond	109,406,365	23,264,997	3,617,865	10,299,264	129,358,753	1,427,621
Money Market	32,162,304	8,204,657	23,856,509	16,510,452	16,510,452	294,538
Total Value and
Dividend Income	$315,366,833				$342,055,228	$4,050,679

146

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2008	THRIVENT MUTUAL FUNDS

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2008	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: March 28, 2008	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer